     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 23, 2002


                                             1933 ACT REGISTRATION NO. 333-63940
                                             1940 ACT REGISTRATION NO. 811-08557
                                                              CIK NO. 0001048607

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                         POST-EFFECTIVE AMENDMENT NO. 1
                                       ON
                                    FORM S-6


               FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                    OF SECURITIES OF UNIT INVESTMENT TRUSTS
                           REGISTERED ON FORM N-8B-2

                  LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE
                                   ACCOUNT M
                           (EXACT NAME OF REGISTRANT)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

              1300 South Clinton Street, Fort Wayne, Indiana 46802 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)


               Depositor's Telephone Number, including Area Code
                                 (260) 455-2000


          Elizabeth Frederick, Esquire                            COPY TO:
   The Lincoln National Life Insurance Company              Jeremy Sachs, Esquire
            1300 South Clinton Street                The Lincoln National Life Insurance
                  P.O. Box 1110                                    Company
            Fort Wayne, Indiana 46802                         350 Church Street
     (NAME AND ADDRESS OF AGENT FOR SERVICE)                 Hartford, CT 06103

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
   As soon as practicable after effective date of Registration Statement, and continuously thereafter.

  INDEFINITE NUMBER OF UNITS OF INTEREST IN VARIABLE LIFE INSURANCE CONTRACTS
                     (TITLE OF SECURITIES BEING REGISTERED)


    An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Form 24f-2 for Registrant for the fiscal year ending December 31, 2001 was filed March 27, 2002.



    It is proposed that this filing will become effective:



    / / immediately upon filing pursuant to Rule 485(b)


    /X/ on May 1, 2002 pursuant to Rule 485(b)


    / / 60 days after filing pursuant to Rule 485(a)


    / / on                 pursuant to Rule 485(a)

                             CROSS REFERENCE SHEET
                            (RECONCILIATION AND TIE)
                     REQUIRED BY INSTRUCTION 4 TO FORM S-6



ITEM OF FORM N-8B-2            LOCATION IN PROSPECTUS
-------------------            ----------------------
1                              Cover Page; Lincoln Life, The Separate Account
                               and The General Account
2                              Cover Page; Lincoln Life, The Separate Account
                               and The General Account
3                              *
4                              Distribution of Policies
5                              Lincoln Life, The Separate Account and The
                               General Account
6(a)                           Lincoln Life, The Separate Account and The
                               General Account
6(b)                           *
9                              Legal Proceedings
10(a)-(c)                      Right-to-Examine Period; Policy Account Value;
                               Amount Payable on Surrender of the Policy;
                               Accumulation Unit Value; Statements to Policy
                               Owners
10(d)                          Amount Payable on Surrender of the Policy; Policy
                               Loans; Partial Withdrawals; Transfer of Policy
                               Account Value; Allocation of Net Premiums
10(e)                          Purchase of a Policy
10(f)                          Voting Rights; Lincoln Life, The Separate Account
                               and The General Account
10(g)-(h)                      Additions, Deletions and Substitution of
                               Securities
10(i)                          Premiums; Transfer of Policy Account Value;
                               Policy Values; Proceeds Options
11                             The Funds; Lincoln Life, The Separate Account and
                               The General Account
12                             The Funds; Lincoln Life, The Separate Account and
                               The General Account
13                             Deletions and Charges
14                             Purchase of a Policy and Allocation of New
                               Premiums; Application for a Policy
15                             Premium Payments; Transfers; Lincoln Life, The
                               Separate Account and The General Account;
                               Right-to-Examine Period
16                             Lincoln Life, The Separate Account and The
                               General Account
17                             Amount Payable on Surrender of the Policy;
                               Partial Withdrawals
18                             Lincoln Life, The Separate Account and The
                               General Account
19                             Lincoln Life, The Separate Account and The
                               General Account; Statements to Policy Owners
20                             *
21                             Policy Loans; Tax Advice; Tax Treatment of Life
                               Insurance Death Benefit Proceeds

ITEM OF FORM N-8B-2            LOCATION IN PROSPECTUS
-------------------            ----------------------
22                             *
23                             Lincoln Life, The Separate Account and The
                               General Account
24                             General Policy Provisions; Limits on Right to
                               Contest; Misstatement of Age or Sex
25                             Lincoln Life, The Separate Account and The
                               General Account
26                             Variable Account Investments; Fund Participation
                               Agreements
27                             Lincoln Life, The Separate Account and The
                               General Account
28                             Lincoln Life, The Separate Account and The
                               General Account; Directors and Officers of
                               Lincoln Life
29                             Lincoln Life, The Separate Account and The
                               General Account
30                             *
31                             *
32                             *
33                             *
34                             *
35                             *
37                             *
38                             Distribution of Policies
39                             Distribution of Policies
40                             *
41(a)                          Distribution of Policies
42                             *
43                             *
44                             The Variable Account; Portfolios; Premium
                               Payments; Allocation of Net Premiums
45                             *
46                             Amount Payable on Surrender of the Policy
47                             The Variable Account Investments; Amount Payable
                               on Surrender of the Policy; Transfers; Lincoln
                               Life, The Separate Account and The General
                               Account
48                             *
49                             *
50                             Lincoln Life, The Separate Account and The
                               General Account
51                             Cover Page; Questions and Answers About Your
                               Policy; Premiums; Lincoln Life, The Separate
                               Account and The General Account; Optional
                               Insurance Benefits
52                             Substitution of Securities
53                             Tax Advice; Taxation of Lincoln Life and The
                               Variable Account
54                             *
55                             *



* Not Applicable

                                   PROSPECTUS
                                FLEXIBLE PREMIUM
                        VARIABLE LIFE INSURANCE POLICIES
                                   ISSUED BY
                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                             IN CONNECTION WITH ITS
             LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
                               350 CHURCH STREET
                               HARTFORD, CT 06103
                             ADMINISTRATIVE OFFICE
                                 P.O. BOX 5048
                            HARTFORD, CT 06102-5048
                                 1-800-444-2363

    This prospectus describes Lincoln MoneyGuard-Registered Trademark- ("LMG-VUL") Flexible Premium Variable Universal Life Insurance Policies (the "Policies") offered by The Lincoln National Life Insurance Company ("we", "us", or "Lincoln Life") for prospective insured persons ages 30-75. We require you to pay at least $10,000 in Initial Premium. Subject to certain restrictions, however, you may pay additional Premiums and increase or decrease the level of life insurance benefits under your Policy.

    You may also choose one or more of our Long-Term/Convalescent Care Benefits Riders. These Riders provide primarily for the reimbursement of certain care expenses during the life of the Insured if he or she becomes Chronically Ill, as defined in the Riders. The total benefits payable, under our base Rider equals the Death Benefit under your Policy, less any loans. You may also purchase extended coverage. Payment of benefits under the base Rider reduces the Death Benefit payable by an equal amount. The Long-Term/Convalescent Care Benefits Riders are described in "Policy Benefits and Rights" of this Prospectus.

    You also may choose our Guarantee Enhancement Rider. While this Rider is in effect, your Policy will remain in force at a reduced level of coverage if the Surrender Value no longer is sufficient to pay the monthly charges.


    Review your personal financial and long-term care objectives and discuss them with a qualified financial counselor before you buy this Policy, or any variable life insurance policy. This Policy may, or may not, be appropriate for your individual financial goals. If you are already entitled to favorable financial tax treatment, you should satisfy yourself that this Policy meets your other financial goals before you buy it. The value of the Policy depends on the investment results of the funding options you select. Review this Prospectus and the Fund Prospectus to achieve a clear understanding of any fund you are considering.


    We offer other variable life insurance policies and variable annuity contracts with different features, benefits and charges. Variable policies provide values that vary in accordance with the investment experience of a separate account of Lincoln Life.

    The Policy is a modified endowment contract for Federal income tax purposes, except in certain cases described in "Federal Tax Considerations." A loan, distribution or other amount received from a modified endowment contract during the life of the Insured will be taxed to the extent of any accumulated income in the Policy. Any taxable withdrawal will also be subject to an additional ten percent penalty tax, with certain exceptions.

    [Please note: The Table of Contents may be found on Pages 9-10.]

                            (CONTINUED ON NEXT PAGE)
--------------------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                  THE DATE OF THIS PROSPECTUS IS MAY 1, 2002.

    The Policy currently offers forty-four investment options, each of which is a Sub-Account of the Lincoln Life Flexible Premium Variable Life Account M (the "Variable Account"). Each Sub-Account invests in Funds offered through the following:



                    - AIM VARIABLE INSURANCE FUNDS



                    - ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.



                    - AMERICAN FUNDS INSURANCE SERIES



                    - DELAWARE VIP TRUST (FORMERLY DELAWARE GROUP PREMIUM FUND)



                    - FIDELITY VARIABLE INSURANCE PRODUCTS



                    - FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST



                    - JANUS ASPEN SERIES



                    - LINCOLN NATIONAL FUNDS



                    - MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST



                    - NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST



                    - PUTNAM VARIABLE TRUST



                    - SCUDDER VIT FUNDS (FORMERLY DEUTSCHE ASSET MANAGEMENT VIT
                      FUNDS TRUST)



Refer to the "Funds" section in this Prospectus for detail on the particular Funds offered in each Sub-Account.


                               FEES AND EXPENSES

    The following tables are designed to help you understand the fees and expenses that you bear, directly or indirectly, as a Policy Owner. The first table, labeled "Policy Charges and Deductions," describes the Policy charges and deductions you directly bear under the Policy. The second table, labeled "Portfolio Expenses," describes the fees and expenses of the Portfolios that you bear indirectly when you purchase a Policy. See "Deductions and Charges."

    Lincoln Life may profit from any of these charges. The profit from any charges, including mortality and expense risk and cost of insurance charges, may be used for any purpose, including covering shortfalls from other charges.

                         POLICY CHARGES AND DEDUCTIONS

CHARGES DEDUCTED FROM POLICY ACCOUNT VALUE(1)

Monthly Cost of Insurance Charge:(2)
  Current                                      Guaranteed
  Ranges from $.08 per $1,000 of net amount    Ranges from $.10 per $1,000 of net amount at
  at risk to $55.29 per $1,000 of net amount   risk to $83.33 per $1,000 of net amount at
  at risk.                                     risk.
Monthly Expense Charge:
  Current:                                     $6.00 per month
  Guaranteed Maximum:                          $8.00 per month

TRANSACTION CHARGES
Transfer Fee:                                  $25 per transfer request after the first
                                               twelve transfer requests in each Policy
                                               Year(3)
Partial Withdrawal Transaction Fee:            Lesser of $25 or 2% of amount withdrawn per
                                               partial withdrawal
DEFERRED SALES CHARGE
Maximum Surrender Charge:(4)                   As a percentage of your Initial Premium

                                                      ISSUE AGE              30-50            51-65            66-75
                                                  -----------------         --------         --------         --------
                                                  Policy Years 1-10            12%                8%              6%
                                                         11                   9.6%              6.4%            4.8%
                                                         12                   7.2%              4.8%            3.6%
                                                         13                   4.8%              3.2%            2.4%
                                                         14                   2.4%              1.6%            1.2%
                                                         15                     0%                0%              0%

CHARGES DEDUCTED FROM THE SUB-ACCOUNTS
Annual Variable Account Charges:
  Mortality and Expense Risk Charge:           An annual effective rate of 1.00% of average
                                               daily net assets in the Variable Account
  Federal Income Tax Charge:                   Currently none(5)
PREMIUM EXPENSE CHARGE:                        3.5% of each Premium
GUARANTEED ENHANCEMENT RIDER--                 0.70% of Account Value per year, computed and
Additional Monthly Charge:                     charged on a monthly basis
LONG TERM/CONVALESCENT CARE BENEFITS RIDER--   2-Year Rider: 12% of base Cost of Insurance
Additional Monthly Charge:                     charge for that month.
                                               3-Year Rider: 10.5% of base Cost of Insurance
                                               charge for that month.

------------------------
(1) If you select our Long Term/Convalescent Care Riders or Guarantee Enhancement Rider, we will deduct an additional charge for each Rider each month as part of your monthly deduction. The monthly charge will depend upon the type of Rider(s) you select and the factors described in "Monthly Deduction--Rider Charges."

(2) The basis of the cost of insurance charges and the calculation of the net amount at risk are described in "Monthly Deduction--Cost of Insurance Charge."

(3) Transfers under our Dollar Cost Averaging and Asset Rebalancing programs do not count against the twelve free transfer limit. See "Transfer Fee."

(4) The Surrender Charge is a percentage of the Initial Premium only. Payment of additional premiums does not affect the Surrender Charge. The Surrender Charge declines to 0% after the fourteenth Policy Year. The Surrender Charge is imposed to cover a portion of the sales expense we incur in distributing the Policies. See "Surrender Charge."

(5) We currently do not assess a charge for federal income taxes that may be attributable to the operations of the Variable Account. We reserve the right to do so in the future. See "Other Variable Account Charge."

                               PORTFOLIO EXPENSES
                  (As a percentage of average daily net assets
                 after fee waivers and expense reimbursements)


                                                                                   TOTAL
                                                                                   ANNUAL
                                                                                    FUND
                                                                                 OPERATING                 TOTAL FUND
                                                                                  EXPENSES                  OPERATING
                                                                                  WITHOUT       TOTAL       EXPENSES
                                                                                  WAIVERS      WAIVERS        WITH
                                              MANAGEMENT    12B-1      OTHER         OR          AND       WAIVERS AND
FUND NAME                                      FEES (1)      FEE      EXPENSES   REDUCTIONS   REDUCTIONS   REDUCTIONS
---------                                     ----------   --------   --------   ----------   ----------   -----------
AIM V.I. Growth Fund (Series I) (2)              0.62%        N/A       0.26%       0.88%          N/A        0.88%
AIM V.I. International Growth Fund
  (Series I) (2)                                 0.73         N/A       0.32        1.05           N/A        1.05
AIM V.I. Premier Equity Fund (Series I)          0.60         N/A       0.25        0.85           N/A        0.85
Alliance VPS Growth and Income Portfolio
  (Class A)                                      0.63         N/A       0.04        0.67           N/A        0.67
Alliance VPS Premier Growth Portfolio
  (Class A)                                      1.00         N/A       0.04        1.04           N/A        1.04
Alliance VPS AllianceBernstein Small Cap
  Value Portfolio (Class A) (3)                  1.00         N/A       1.65        2.65         (1.45%)      1.20
Alliance VPS Technology Portfolio (Class A)      1.00         N/A       0.08        1.08           N/A        1.08
AFIS Global Small Capitalization Fund
  (Class 2)                                      0.80        0.25%      0.03        1.08           N/A        1.08
AFIS Growth Fund (Class 2)                       0.37        0.25       0.01        0.63           N/A        0.63
AFIS Growth-Income Fund (Class 2)                0.33        0.25       0.02        0.60           N/A        0.60
AFIS International Fund (Class 2)                0.55        0.25       0.06        0.86           N/A        0.86
Delaware VIP High Yield Series (Standard
  Class) (4)                                     0.65         N/A       0.14        0.79           N/A        0.79
Delaware VIP Large Cap Value
  Series (Standard Class) (5)                    0.65         N/A       0.08        0.73         (0.05)       0.68
Delaware VIP REIT Series Standard Class (6)      0.75         N/A       0.14        0.89           N/A        0.89
Delaware VIP Small Cap Value
  Series (Standard Class) (7)                    0.75         N/A       0.11        0.86           N/A        0.86
Delaware VIP Trend Series (Standard
  Class) (8)                                     0.74         N/A       0.16        0.90           N/A        0.90
Delaware VIP U. S. Growth Series (Standard
  Class)                                         0.65         N/A       0.21        0.86         (0.06)       0.80
Fidelity VIP Contrafund Portfolio (Service
  Class) (9)                                     0.58        0.10       0.10        0.78           N/A        0.78
Fidelity VIP Equity-Income Portfolio
  (Service Class) (9)                            0.48        0.10       0.10        0.68           N/A        0.68
Fidelity VIP Growth Portfolio (Service
  Class) (9)                                     0.58        0.10       0.10        0.78           N/A        0.78
Fidelity VIP Overseas Portfolio (Service
  Class) (9)                                     0.73        0.10       0.20        1.03           N/A        1.03
FTVIP Franklin Small Cap Fund
  (Class 1) (10)                                 0.53         N/A       0.31        0.84         (0.08)       0.76
FTVIP Templeton Growth Securities Fund
  (Class 1) (11)                                 0.80         N/A       0.05        0.85           N/A        0.85
Janus AS Aggressive Growth Portfolio
  (Service Shares)                               0.65        0.25       0.02        0.92           N/A        0.92
Janus AS Balanced Portfolio(Service Shares)      0.65        0.25       0.01        0.91           N/A        0.91
Janus AS Worldwide Growth Portfolio (Service
  Shares)                                        0.65        0.25       0.04        0.94           N/A        0.94
LN Aggressive Growth Fund, Inc.                  0.72         N/A       0.09        0.81           N/A        0.81
LN Bond Fund, Inc.                               0.42         N/A       0.11        0.53           N/A        0.53
LN Capital Appreciation Fund, Inc.               0.72         N/A       0.06        0.78           N/A        0.78
LN Global Asset Allocation Fund, Inc.            0.73         N/A       0.23        0.96           N/A        0.96
LN International Fund, Inc.                      0.84         N/A       0.15        0.99           N/A        0.99
LN Money Market Fund, Inc.                       0.45         N/A       0.09        0.54           N/A        0.54
LN Social Awareness Fund, Inc.                   0.34         N/A       0.06        0.40           N/A        0.40
MFS-Registered Trademark- VIT Capital
  Opportunities Series (Initial
  Class) (12,13)                                 0.75         N/A       0.21        0.96         (0.05)       0.91
MFS-Registered Trademark- VIT Emerging
  Growth Series (Initial Class) (12)             0.75         N/A       0.12        0.87           N/A        0.87
MFS-Registered Trademark- VIT Total Return
  Series (Initial Class) (12)                    0.75         N/A       0.14        0.89           N/A        0.89

                                                                                   TOTAL
                                                                                   ANNUAL
                                                                                    FUND
                                                                                 OPERATING                 TOTAL FUND
                                                                                  EXPENSES                  OPERATING
                                                                                  WITHOUT       TOTAL       EXPENSES
                                                                                  WAIVERS      WAIVERS        WITH
                                              MANAGEMENT    12B-1      OTHER         OR          AND       WAIVERS AND
FUND NAME                                      FEES (1)      FEE      EXPENSES   REDUCTIONS   REDUCTIONS   REDUCTIONS
---------                                     ----------   --------   --------   ----------   ----------   -----------
MFS-Registered Trademark- VIT Utilities
  Series (Initial Class) (12)                    0.75         N/A       0.18        0.93           N/A        0.93
Neuberger Berman AMT Mid-Cap Growth
  Portfolio                                      0.84         N/A       0.07        0.91           N/A        0.91
Neuberger Berman AMT Regency
  Portfolio (14,15)                              0.85         N/A       0.84        1.69         (0.19)       1.50
Putnam VT Growth & Income Fund (Class IB)        0.46        0.25       0.05        0.76           N/A        0.76
Putnam VT Health Sciences Fund (Class IB)        0.70        0.25       0.09        1.04           N/A        1.04
Scudder VIT EAFE-Registered Trademark-
  Equity Index Fund (16)                         0.45         N/A       0.36        0.81         (0.16)       0.65
Scudder VIT Equity 500 Index Fund (16)           0.20         N/A       0.11        0.31         (0.01)       0.30
Scudder VIT Small Cap Index Fund (16)            0.35         N/A       0.28        0.63         (0.18)       0.45



(1) Certain of the Portfolios advisers reimburse the company for administrative costs incurred in connection with administering the Portfolios as variable funding options under the policy. These reimbursements are generally paid for by the advisers from their revenues and are not charged to investors. Some advisers pay higher fees than others.



(2) Effective May 1, 2002 the following Funds' names will change from AIM V.I. International Equity Fund and AIM V.I. Value Fund to AIM V.I. International Growth Fund and AIM V.I. Premier Equity Fund, respectively.



(3) For the period May 1, 2001 through April 30, 2002, the Adviser waived and/or reimbursed certain expenses of the Portfolio. With the waiver/reimbursement the Management Fees, 12b-1 Fees, Other Expenses and Total Expenses were 0.00%, 0.00%, 0.95% and 0.95% respectively. Effective May 1, 2002, the adviser has voluntarily agreed to waive and/or reimburse certain expenses of the AllianceBernstein Small Cap Value Portfolio to the extent that total expenses will not exceed 1.20%. Without the waiver/reimbursement, the estimated Management Fees, 12b-1 Fees, Other Expenses and Total Expenses for the Small Cap Value Portfolio would be 1.00%, 0.00%, 1.65% and 2.65% respectively.



(4) The investment advisor for the Delaware VIP High Yield Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses would not exceed 0.80%. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million, all per year.



(5) The investment advisor for the Delaware VIP Large Cap Value Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.80%. Without such an arrangement, the total operating expense for the Series would have been 0.73% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows:
    0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million, all per year. DMC has voluntarily elected to waive its management fee for this Series to 0.60% indefinitely.



(6) The investment advisor for the Delaware VIP REIT Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the

    Series for expenses to the extent that total expenses would not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 0.89% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows:
    0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.



(7) The investment advisor for the Delaware VIP Small Cap Value Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 0.86% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows:
    0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.



(8) The investment advisor for the Delaware VIP Trend Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 0.90% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows:
    0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.



(9) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.



(10) The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order by the Securities and Exchange Commission.



(11) The Fund administration fee is paid indirectly through the management fee.



(12) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend-disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would be lower for certain series and would equal: 0.86% for Emerging Growth Series; 0.90% for Capital Opportunities Series; 0.88% for Total Return Series; and 0.92% for Utilities Series.

(13) MFS has contractually agreed, subject to reimbursement, to bear expenses for these series such that each such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed the following percentages of the average daily net assets of the series during the current fiscal year: 0.15% for Capital Opportunities Series. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversee the series.



(14) Expenses reflect expense reimbursement. Neuberger Berman Management Inc. ("NBMI") has undertaken through April 30, 2005 to reimburse certain operating expenses, including the compensation of NBMI (except with respect to Mid-Cap Growth) and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.50% of the average daily net asset value of the Regency Portfolio. Absent such reimbursement, Total Annual Expenses for the year ended December 31, 2001 would have been 1.69% for the Regency Portfolio. The expense reimbursement arrangements for the Regency Portfolio is contractual for three years and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.



(15) The Regency Portfolio commenced operations in August 2001; the expense figures for this Portfolio is estimated.



(16) Under the Advisory Agreement with Deutsche Asset Management, Inc. (the "Advisor"), the fund will pay an advisory fee at an annual percentage rate of 0.20% of the average daily net assets of the Equity 500 Index Fund, 0.35% of the average daily net assets of the Small Cap Index Fund and 0.45% of the average daily net assets of the EAFE Equity Index Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the funds for certain expenses so that the fund's total operating expenses will not exceed 0.30% for the Equity 500 Index Fund, 0.45% for the Small Cap Index Fund and 0.65% for the EAFE Equity Index Fund. Without the reimbursement to the funds for the year ended December 31, 2001, total expenses would have been 0.31% for the Equity 500 Index Fund, 0.63% for the Small Cap Fund and 0.81% for the EAFE Equity Index Fund. These reimbursements will be terminated no earlier than December 31, 2002.


    Not all of the Sub-Accounts may be available under your Policy. You should contact your representative for further information as to the availability of the Sub-Accounts. We may make other investment options available in the future. You also may allocate all or part of your Net Premiums to our Fixed Account.


    Your Policy does not have a guaranteed minimum Policy Account Value except for the portion allocated to the Fixed Account, if any. Your Policy Account Value will rise and fall, depending on the investment performance of the Portfolios underlying the Sub-Accounts to which you allocate your Net Premiums. You bear the entire investment risk on amounts allocated to the Sub-Accounts. The investment policies and risks of each Portfolio are described in the accompanying prospectuses for the Portfolios. The Policy Account Value will also reflect Net Premiums, amounts withdrawn, and cost of insurance and any other charges. Also, take note that during extended periods of low interest rates the yields of Money Market sub-accounts may become extremely low, and possibly negative.


    When the Insured dies, we will pay a Death Benefit to a Beneficiary specified by you. We will subtract from the Death Benefit: the Loan Account Value; any unpaid loan interest; any unpaid Policy charge; and any benefits previously paid under our Long Term/Convalescent Care Benefits Riders, but which have not yet been charged against the current Death Benefit.

    The Death Benefit generally will equal the Specified Amount of your Policy. In certain circumstances, however, the Death Benefit may be greater than the Specified Amount of your Policy. In those circumstances, the Death Benefit may increase or decrease based on the investment experience of the Portfolios underlying the Sub-Accounts to which you have allocated your Net Premiums.

    Your Policy will remain in force as long as your Surrender Value is sufficient to pay the monthly charges or you have an in force Guarantee Enhancement Rider. You generally may cancel your Policy by returning it to us within thirty days after you receive it. We will refund your Premium.

    In the future, in certain states the Policies may be offered as group contracts with individual ownership represented by Certificates. The discussion of Policies in this Prospectus applies equally to Certificates under group contracts, unless the context specifies otherwise.

    IT MAY NOT BE ADVANTAGEOUS FOR YOU TO PURCHASE VARIABLE LIFE INSURANCE TO REPLACE YOUR EXISTING INSURANCE COVERAGE OR IF YOU ALREADY OWN A VARIABLE LIFE INSURANCE POLICY.

    YOUR POLICY AND THE INVESTMENTS IN THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK. YOUR POLICY IS NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. YOUR POLICY IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

    THIS PROSPECTUS IS VALID ONLY IF ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE PORTFOLIOS LISTED ABOVE. IF ANY OF THOSE PROSPECTUSES ARE MISSING OR OUTDATED, PLEASE CONTACT US AND WE WILL SEND YOU THE PROSPECTUS YOU NEED.

    PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR YOUR FUTURE
REFERENCE.

    The Policy may not be available in all states. The state in which your policy is issued will govern whether or not certain features, riders, charges and fees will be allowed in your Policy. You should refer to your Policy contract for these state-specific provisions.

                               TABLE OF CONTENTS


                                                                PAGE
                                                              --------
FEES AND EXPENSES...........................................         2

DEFINITIONS.................................................        11

QUESTIONS AND ANSWERS ABOUT YOUR POLICY.....................        13

PURCHASE OF POLICY AND ALLOCATION OF NET PREMIUMS...........        18
  Application for a Policy..................................        18
  Right-to-Examine Period...................................        19
  Premiums..................................................        19
  Allocation of Net Premiums................................        20
  Policy Account Value......................................        20
  Accumulation Unit Value...................................        22
  Transfer of Policy Account Value..........................        22
  Dollar Cost Averaging.....................................        23
  Asset Rebalancing.........................................        23
  Communications with The Lincoln National Life Insurance
    Company.................................................        24
  Telephone and Other Electronic Communications.............        24

THE INVESTMENT AND FIXED ACCOUNT OPTIONS....................        25
  Variable Account Investments..............................        25
    Portfolios..............................................        25
    Fund Participation Agreements...........................        29
    Voting Rights...........................................        29
    Additions, Deletions, and Substitutions of Securities...        30
  The Fixed Account.........................................        30

POLICY BENEFITS AND RIGHTS..................................        31
  Death Benefit.............................................        31
  Change in the Specified Amount............................        32
  Optional Insurance Benefits...............................        32
    Long Term/Convalescent Care Benefits Riders.............        33
    Guarantee Enhancement Rider.............................        34
  Policy Loans..............................................        34
  Termination and Grace Period..............................        35
  Amount Payable on Surrender of the Policy.................        36
  Partial Withdrawals.......................................        36
  Proceeds Options..........................................        37
  Policy after Age 100......................................        37
  Reinstatement.............................................        38
  Cancellation..............................................        38
  Postponement of Payments..................................        38

DEDUCTIONS AND CHARGES......................................        38
  Premium Expense Charge....................................        39
  Mortality and Expense Risk Charge.........................        39
  Other Variable Account Charge.............................        39
  Monthly Deduction.........................................        39
    Cost of Insurance Charge................................        39
    Monthly Expense Charge..................................        40
    Rider Charges...........................................        40
  Portfolio Expenses........................................        40

                                                                PAGE
                                                              --------
  Surrender Charge..........................................        40
  Partial Withdrawal Transaction Fee........................        40
  Transfer Fee..............................................        40
  Special Provisions for Group or Sponsored Arrangements....        41

GENERAL POLICY PROVISIONS...................................        41
  Statements to Policy Owners...............................        41
  Limit on Right to Contest.................................        41
  Suicide...................................................        41
  Misstatement as to Age and Sex............................        42
  Beneficiary...............................................        42
  Assignment................................................        42
  Dividends.................................................        42
  Notice and Elections......................................        42
  Modification..............................................        42

FEDERAL TAX CONSIDERATIONS..................................        42
Taxation of Life Insurance Contracts in General.............        43
  Tax Status of the Policy..................................        43
  Tax Treatment of Life Insurance Death Benefit Proceeds....        43
  Tax Deferral During the Accumulation Period...............        43
Policies Which Are MEC's....................................        44
Policies Which Are Not MEC's................................        44
Other Considerations........................................        45
  Long-Term/Convalescent Care Benefits Rider................        45
  Status of the Policy After Age 100........................        45
  Compliance With the Tax Law...............................        45
  Federal Income Tax Witholding.............................        45
  Changes in the Policy or Changes In the Law...............        45
  Tax Status of Lincoln Life................................        46

DESCRIPTION OF THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
  AND THE VARIABLE ACCOUNT..................................        47
  Lincoln Life, the Separate Account and the General
    Account.................................................        47
  Directors and Officers of Lincoln Life....................        48

DISTRIBUTION OF POLICIES....................................        49

LEGAL PROCEEDINGS...........................................        50

REGISTRATION STATEMENT......................................        50

EXPERTS.....................................................        50

FINANCIAL STATEMENTS........................................
  Separate Account (12/31/01)...............................       M-1
  Company (12/31/01)........................................       S-1

ILLUSTRATIONS...............................................  Illus.-1


    THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. LINCOLN LIFE DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS BASED IN THIS PROSPECTUS.

                                  DEFINITIONS

    Please refer to this list for the meaning of the following terms:

ACCUMULATION UNIT--An accounting unit of measurement that we use to calculate the value of a Sub-Account.

AGE--An Insured's age at his or her last birthday.

BENEFICIARY(IES)--The person(s) named by you to receive the Death Benefit under the Policy.

DEATH BENEFIT--The amount payable to the Beneficiary under your Policy upon the death of the Insured, before we subtract any Permitted Deductions under your Policy.

DOLLAR COST AVERAGING--Our program under which we periodically transfer Policy Account Value to the Sub-Accounts of your choice, until the source you designate is exhausted or you instruct us to stop.

FIXED ACCOUNT--The portion of the Policy Account Value allocated to our General Account.

GRACE PERIOD--A 61-day period during which your Policy will remain in force so as to permit you to pay a sufficient amount to keep your Policy from lapsing.

INSURED--The person whose life is insured under your Policy.

ISSUE DATE--The Issue Date in your Policy Schedule. It is the date all requirements for coverage have been met, and your Policy is approved. It is used to determine Policy Anniversaries, Policy Years and the Monthly Anniversary Day.

LOAN ACCOUNT--An account established for amounts transferred from the Sub-Accounts or the Fixed Account as security for outstanding Policy Loans.

LOAN ACCOUNT VALUE--An amount equal to the sum of all amounts transferred to the Loan Account plus credited interest.

MONTHLY ANNIVERSARY DAY--The same day in each month as the Issue Date; or the next Valuation Day if that day is not a Valuation Day or is non-existent for that month. The day of the month on which the Monthly Deduction is taken from your Policy Account Value.

MONTHLY DEDUCTION--The amount deducted from your Policy Account Value on each Monthly Anniversary Day for the cost of insurance charge, the Monthly Expense Charge and the cost of any benefit Rider.

NET POLICY ACCOUNT VALUE--The Policy Account Value less the Loan Account Value.

NET PREMIUM--A Premium less any Premium Expense Charge.

POLICY ACCOUNT VALUE--The sum of the values of your interests in the Sub-Accounts, the Fixed Account and the Loan Account.

POLICY ANNIVERSARY--The same day and month as the Issue Date for each subsequent year the Policy remains in force.

POLICY OWNER ("YOU")--The person(s) having the privileges of ownership defined in your Policy. The Policy Owner may or may not be the same person as the Insured.

POLICY YEAR--Each twelve-month period beginning on the Issue Date and each Policy Anniversary.

PORTFOLIO(S)--The underlying mutual funds in which the Sub-Accounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.

PREMIUM--An amount paid to us as payment for your Policy by you or on your behalf.

RIGHT-TO-EXAMINE PERIOD--This is the 30 day time period (or a greater number of days if required by your state) after you receive your Policy. During this time you may review your Policy and make certain that it meets your needs. If you decide you do not wish to keep your Policy, you must return the Policy to us within this Right-to-Examine period and we will return to you the premium amount paid.

SEC--The United States Securities and Exchange Commission.

SPECIFIED AMOUNT--The amount designated as such on the Policy Schedule of your Policy or as subsequently changed in accordance with the terms of your Policy. It is used to determine the amount of Death Benefit.

SUB-ACCOUNT--A division of the Variable Account, which invests wholly in shares of one of the Portfolios.

SUB-ACCOUNT VALUE--The value of the assets held in a Sub-Account.

SURRENDER VALUE--The Net Policy Account Value less any Surrender Charge.

TAX CODE--The Internal Revenue Code of 1986, as amended.

VALUATION DAY--Every day in which the New York Stock Exchange is open and trading is unrestricted.

VALUATION PERIOD--The period of time over which we determine the change in the value of the Sub-Accounts. Each Valuation Period begins at the close of normal trading on the New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time, on each Valuation Day and ends at the close of the NYSE on the next Valuation Day.

VARIABLE ACCOUNT--Lincoln Life Flexible Premium Variable Life Account M, which is a segregated asset account ("Separate Account") of The Lincoln National Life Insurance Company.

                    QUESTIONS AND ANSWERS ABOUT YOUR POLICY

    These are answers to questions that you may have about some of the more important features of the Policy. The Policy is described more fully in the remainder of this Prospectus. Please read this Prospectus carefully. Unless otherwise indicated, the description of the Policy contained in this Prospectus assumes that the Policy is in force, that there is no Loan Account Value and that current federal tax laws apply.

1.  WHAT IS A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY?

    The Policy has a Death Benefit, Policy Account Value, and other features similar to life insurance policies providing fixed benefits. It is a "flexible premium" policy because it provides some flexibility in determining when and how much Premium to pay. You should be aware, however, that unlike many flexible premium policies, the Policy requires you to pay a significant Initial Premium and your ability to pay additional Premium without submitting evidence of insurability is limited. It is a "variable" Policy because the Policy Account Value and, in some circumstances, the Death Benefit vary according to the investment performance of the Sub-Accounts to which you have allocated your Net Premiums. The Policy Account Value is not guaranteed. The Policy provides you with the opportunity to take advantage of any increase in your Policy Account Value, but you also bear the risk of any decrease.


    It may not be advantageous to replace existing life insurance or an annuity contract. Before purchasing the Policy to replace, or to be funded with proceeds borrowed or withdrawn from, an existing life insurance policy or annuity contract, an applicant should consider a number of factors to determine whether doing so is in his or her best interest. Will any commission be paid to an agent or any other person with respect to the replacement? Is coverage and comparable values available from the Policy, as compared to his or her existing policy? The Insured may no longer be insurable or the contestability period may have elapsed with respect to the existing policy, while the Policy could be contested. How much of the surrender charge period under your old policy has elapsed? (Your Policy with us will have a new surrender charge period.) Will the surrender charges under this Policy be lower or higher than under the old Policy? The insurance risk under your Policy with us will not start until the prior policy has been deemed surrendered. If you buy this Policy you should consider these and similar matters before deciding to replace this Policy or to withdraw funds from it.


2.  WHO MAY PURCHASE A POLICY?

    We will issue a Policy on the life of a prospective Insured age 30-75 who meets our underwriting standards.

3.  WHAT IS THE DEATH BENEFIT?

    While the Policy is in force, we will pay a Death Benefit to the Beneficiary upon the death of the Insured. The Death Benefit will be the greater of the Specified Amount or a percentage of the Policy Account Value. Before we pay the Death Benefit to the Beneficiary, however, we will subtract: the Loan Account Value; any additional accrued loan interest; any due and unpaid charges; and an amount equal to the benefits paid under our Long Term/ Convalescent Care Benefits Riders (if you have received any), but which have not yet been charged against the current Death Benefit. In addition, if you withdraw part of your Policy Account Value, we will reduce the Specified Amount by an equal amount. See "Partial Withdrawals."

4.  WHAT ARE THE LONG-TERM/CONVALESCENT CARE BENEFIT RIDERS?

    These Riders provide primarily for reimbursement of certain care expenses during the life of the Insured if he or she becomes Chronically Ill, as defined in the Rider. You may select our base Rider and add additional Riders providing additional benefits. The base Rider provides for a maximum benefit equal to the Death Benefit under your Policy, less any loans, determined as of the date we approve your claim for benefits under the Rider. The payment of benefits under the base Rider in effect is a prepayment of the Death Benefit, since each benefit payment reduces the Death Benefit payable by an equal amount. You may also purchase an Extension of Benefits Rider, to provide either a fixed or gradually increasing extension of your coverage, after you have used up the coverage provided by the base Rider. There is also a monthly reimbursement limit.

    If your Policy lapses before the Insured qualifies for benefits under these Riders and prior to the Policy and Extension of Benefits Rider being in force for 3 years, the Riders also lapse. If your Policy lapses before the Insured qualifies for benefits under these Riders and after the Policy and Extension of Benefits Rider have been in force for 3 or more years, the base Rider lapses. However, the Extension of Benefits Rider has a guaranteed benefit with a benefit limit that is the greater of: (A) the monthly maximum for nursing home care; or
(B) an amount equal to the total premium paid for this Rider, including the Premium, if any, waived under any Waiver of Premium provision of the Policy. If the Policy lapses while the Insured is eligible for benefits under these Riders, we will pay or continue to pay benefits under the Riders as long as the Insured continues to be eligible for benefits, up to the maximum benefit limit.

    We deduct the cost of these Riders as part of the Monthly Deduction from your Policy Account Value. For more information, see "Long-Term/Convalescent Care Benefits Riders" in this Prospectus. Amounts deducted to pay for these Riders may be taxable to you as ordinary income. For more information, see "Federal Tax Considerations: Long Term/Convalescent Care Benefits Rider."

5.  HOW WILL THE POLICY ACCOUNT VALUE OF MY POLICY BE DETERMINED?

    Your Net Premiums are invested in one or more of the Sub-Accounts or allocated to the Fixed Account, as you instruct us. Your Policy Account Value is the sum of the values of your interests in the Sub-Accounts, plus the values in the Fixed Account and the Loan Account. Your Policy Account Value will depend on the investment performance of the Sub-Accounts and the amount of interest we credit to the Fixed Account and the Loan Account, as well as the Net Premiums paid, partial withdrawals, and charges assessed. Your Policy overall does not have a guaranteed minimum Policy Account Value except for the portion, if any, allocated to the Fixed Account.

6.  WHAT ARE THE PREMIUMS FOR MY POLICY?

    Your Initial Premium must equal at least $10,000. If you choose, you may pay additional Premiums of at least $100 each, subject to the restrictions described in this Prospectus. You may pay additional Premium up to the lesser of $5,000 or 10% of your Initial Premium without providing evidence of insurability. Before we accept additional Premium in excess of that amount, however, we may require you to provide evidence of insurability, if an increase in the Death Benefit would result. We may refuse any additional Premium in our discretion; however, you may always pay any additional Premium necessary to keep your Policy in force.

7.  MAY I INCREASE OR DECREASE MY POLICY'S SPECIFIED AMOUNT?

    Yes, you have considerable flexibility to increase or decrease your Policy's Specified Amount. You may request an increase and/or decrease by sending us a written request. If you request an increase in Specified Amount, we may require that you provide us with evidence of insurability that meets our underwriting standards. We may grant or deny your request in our discretion. An increase in the Specified Amount of your Policy will increase the charges deducted from your Policy Account Value. However, it will not affect the Surrender Charge. We will not permit you to decrease the Specified Amount of your Policy below the Minimum Specified Amount shown in your Policy Schedule. For more detail, see "Change in Specified Amount."

8.  WHEN IS MY POLICY EFFECTIVE?

    In general, if we approve your application, your Policy will be effective and your life insurance coverage under the Policy will begin as of the date that we receive your Initial Premium after satisfaction of the applicable underwriting requirements. While your application is in underwriting and you have paid your Initial Premium, we may provide you with temporary life insurance coverage in accordance with the terms of our conditional receipt.

    We will begin to deduct the Policy charges as of the Issue Date. We will temporarily allocate your initial Net Premium to our Money Market Sub-Account until we allocate it to the other Sub-Accounts and/or the Fixed Account in accordance with the procedures described in the Answer to Question 9.

    If we reject your application, we will not issue you a Policy. We will return any Premiums you have paid without any interest. We will not subtract any Policy charges from the amount we refund to you.

9.  HOW ARE MY NET PREMIUMS ALLOCATED?

    Before your Premiums are allocated to the Policy Account Value, we deduct a Premium Expense Charge of 3.5% of each Premium. This charge covers a portion of our distribution expenses, state premium tax expenses and certain federal tax liabilities associated with the receipt of Premiums. For more detail, see "Premium Expense Charge." The remaining amount is called the Net Premium.

    When you apply for the Policy, you specify in your application how to allocate your Net Premiums among the Sub-Accounts and the Fixed Account. The amount allocated to any Sub-Account must be in whole percentages and result in a Sub-Account Value of at least $100 or a Fixed Account Value of $2,500. The total allocations must equal 100%. We allocate any subsequent Net Premiums in those percentages until you give us new written instructions. In the future, we may change these limits.

    If we approve your application, on the Issue Date, your initial Net Premium will be allocated to the Money Market Sub-Account. Forty days after the Issue Date, we will allocate your Policy Account Value to the Sub-Accounts and the Fixed Account in accordance with your instructions.

    Additional Premiums generally will be allocated as of the date we receive your Premium in our Administrative Office. We may delay allocating a subsequent premium if evidence of insurability is required.

    You may transfer Policy Account Value among the Sub-Accounts and the Fixed Account while the Policy is in force, by writing to us or calling us at 1-800-444-2363. We may charge a fee of $25 per transfer request (a request may involve more than a single transfer) after the first 12 transfer requests in any Policy Year, not counting Dollar Cost Averaging and Asset Rebalancing transfers. We may change the number of free transfer requests at any time, subject to the contractual limit described above, but the transfer fee will never exceed $25 per transfer request. While you may also transfer amounts from the Fixed Account, certain restrictions apply. For more detail, see "Transfer of Policy Account Value" and "Transfers Authorized by Telephone."

    You may also use our automatic Dollar Cost Averaging Program or our Asset Rebalancing program. Under the Dollar Cost Averaging Program, amounts are automatically transferred to the Sub-Accounts at regular intervals from the account (either the Fixed Account or the Money Market Account) of your choice. For more detail, see "Dollar Cost Averaging."

    Under the Asset Rebalancing program, you periodically can readjust the percentage of your Policy Account Value allocated to each Sub-Account to maintain a pre-set level. Investment results will shift the balance of your Policy Account Value allocations. If you elect Asset Rebalancing, we periodically transfer your Policy Account Value back to the specified percentages at the frequency that you specify. For more detail, see "Asset Rebalancing."

10.  WHAT ARE MY INVESTMENT CHOICES UNDER THE POLICY?

    You can allocate and reallocate your Policy Account Value among the Sub-Accounts, each of which in turn invests in a single Portfolio. The Sub-Accounts are described under "The Investment and Fixed Account Options."

    Each Portfolio holds its assets separately from the assets of the other Portfolios. Each Portfolio has distinct investment objectives and policies, which are described in the accompanying Prospectuses for the Portfolios.

    In addition, you may invest in the Fixed Account, which is part of Lincoln Life's General Account supporting its insurance and annuity obligations.

11.  MAY I TAKE OUT A POLICY LOAN?

    Yes, you may borrow money from us using your Policy as security for the loan. Because Policies usually are treated as "modified endowment contracts" ("MECs") for tax purposes, in most instances Policy Loans are treated as distributions for Federal tax purposes. Therefore, you may incur tax liabilities if you take a Policy Loan. For more detail, see "Policy Loans", and "Policies Which Are MECs."

12.  WHAT ARE THE CHARGES DEDUCTED FROM MY PREMIUMS AND MY POLICY ACCOUNT VALUE?

    PREMIUM EXPENSE CHARGE. As noted above, we deduct a 3.5% Premium Expense Charge from each Premium before it is allocated to the Policy Account Value. This charge covers a portion of the following: state premium tax expenses, certain federal expenses associated with the receipt of premium, and our distribution expenses.

    MORTALITY AND EXPENSE RISK CHARGE. On each Valuation Day we deduct the Mortality and Expense Risk Charge from the Sub-Accounts to compensate Lincoln Life for certain mortality and expense risks assumed under the Policies. The Mortality and Expense Risk Charge is calculated at an annual effective rate equal to 1.00% of average daily net assets.

    MONTHLY DEDUCTION. We also deduct a Monthly Deduction from your Policy Account Value for the cost of insurance charge, the Monthly Expense Charge, and the cost of any Rider. The cost of insurance charge covers our anticipated mortality costs. The Monthly Expense Charge covers certain administrative expenses in connection with the Policies. We allocate the Monthly Deduction pro rata among your Policy Account Value in the investment options you have selected.

    TRANSFER FEE. We may charge a fee of $25 per transfer request, excluding Asset Rebalancing and Dollar Cost Averaging transfers, after the 12th transfer request in any Policy Year. We may change the number of free transfer requests and the transfer fee at any time, but you will always be able to make at least 12 free transfer requests per Policy Year and the transfer fee will never exceed $25.

    SURRENDER CHARGE. We impose a Surrender Charge to cover a portion of the sales expenses we incur in distributing the Policies. These sales expenses include agents' commissions, advertising, and the printing of Prospectuses. The Surrender Charge is described in the answer to Question 13 below and in "Surrender Charge."

    PARTIAL WITHDRAWAL TRANSACTION FEE. We impose a Partial Withdrawal Transaction Fee of $25 on each partial withdrawal (not to exceed 2% of the amount withdrawn). The Partial Withdrawal Transaction Fee is used to cover a portion of our administrative expenses.

    OTHER CHARGES. In addition to our charges under the Policy, each Portfolio deducts amounts from its assets to pay its investment advisory fee and other expenses. The Prospectuses for the Portfolios describe their respective charges and expenses in more detail. We may receive compensation from the investment advisers or administrators of the Portfolios. Such compensation will be consistent with the services we provide or the cost savings resulting from the arrangement and therefore may differ between Portfolios.

    FOR MORE INFORMATION. The charges assessed under the Policy are summarized in the table entitled "Policy Charges and Deductions" and described in more detail in "Deductions and Charges."

13.  DO I HAVE ACCESS TO THE VALUE OF MY POLICY?

    While your Policy is in force, you may surrender your Policy for the Surrender Value, which is the Policy Account Value, less any Loan Account Value and any Surrender Charge. Upon surrender, life insurance coverage under your Policy will end. You may also withdraw part of your Policy Account Value through a partial withdrawal. You may not withdraw less than $500 at one time, and your partial withdrawal may not exceed 90% of the then-current Surrender Value. A partial withdrawal will reduce your Policy's Specified Amount by an equal amount. You may not make a partial withdrawal that would reduce your Policy's specified amount below the Minimum

Specified Amount. We may waive or change these limits. For more detail, see "Amount Payable on Surrender of the Policy" and "Partial Withdrawals."

    We may deduct a Surrender Charge on a surrender and a Partial Withdrawal Transaction Fee on a partial withdrawal.

    SURRENDER CHARGE. If you surrender your Policy, we may deduct a Surrender Charge. The Surrender Charge equals the amount shown in the Surrender Charge table in your Policy. The amount of the Surrender Charge decreases over time. If you surrender your Policy after fourteen Policy Years have elapsed, we will not charge a Surrender Charge.

    Generally, the Surrender Charge is equal to your Initial Premium multiplied by the applicable percentage shown in the table in "Policy Charges and Deductions" of this Prospectus. The applicable rate depends on the Insured's issue age, and the number of years elapsed since issuance.

    PARTIAL WITHDRAWAL TRANSACTION FEE. We charge a $25 Partial Withdrawal Transaction Fee (not to exceed 2% of the amount withdrawn) on each partial withdrawal.

    Benefit payments made under the Long-Term/Convalescent Care Riders do not qualify as Partial Withdrawals.

    For more detail, see "Deductions and Charges."

14.  WHAT ARE THE TAX CONSEQUENCES OF BUYING MY POLICY?

    Your Policy is structured to meet the definition of life insurance contract under the Tax Code. In most circumstances, your Policy will be considered a "modified endowment contract", which is a form of life insurance contract under the Tax Code. Special rules govern the tax treatment of modified endowment contracts. Under current tax law, death benefit payments under modified endowment contracts, like death benefit payments under other life insurance contracts, generally are excluded from the gross income of the beneficiary. Withdrawals and Policy Loans, however, are treated differently. Amounts withdrawn and Policy Loans are treated first as income, to the extent of any gain, and then as a return of Premium. The income portion of the distribution is includable in your taxable income. Also, an additional ten percent penalty tax is generally imposed on the taxable portion of amounts received before age
59 1/2. In addition, there is special tax treatment in connection with the Riders. For more information on the tax treatment of the Policy and Riders, see "Federal Tax Considerations" and consult your tax adviser.

15.  MAY I RETURN THIS POLICY AFTER IT HAS BEEN DELIVERED?

    A Policy may be returned to Lincoln Life for cancellation on or before 30 days after delivery to the Owner (or a greater number of days if required by your state). This is called the RIGHT-TO-EXAMINE PERIOD. If the Policy is returned for cancellation within the-Right-To-Examine Period, we will return any Premium Payments. However, if a Premium Payment was made by check, there may be a delay until the check clears. Any Premium Payments we receive before the end of the Right-to-Examine Period will be held in the Money Market Account.

16.  WHEN DOES COVERAGE UNDER THE POLICY END?

    Your Policy will terminate if you voluntarily surrender your Policy. Your Policy also may terminate on a Monthly Anniversary Day if the Surrender Value is insufficient to pay the Monthly Deduction and you do not pay an amount sufficient to keep the Policy in force by the end of the 61-day Grace Period. In that circumstance, your Policy will terminate unless your Policy includes our Guarantee Enhancement Rider and you meet the conditions for keeping that Rider in effect. However, if that Rider is in effect, your coverage will continue at a reduced level. See "Guarantee Enhancement Rider."

17. MAY I GET AN ILLUSTRATION TO HELP ME UNDERSTAND HOW POLICY VALUES CHANGE WITH INVESTMENT EXPERIENCE?

    At your request and at no charge we will furnish you with a personalized illustration of Policy Account Values, Surrender Values and Death Benefits. The illustration will be personalized to reflect the proposed Insured's age, sex, underwriting classification, proposed Initial Premium, and any available Riders requested. The illustrated Policy Account Values, Surrender Values and Death Benefits will be based on certain hypothetical assumed rates of return for the Variable Account. Your actual investment experience probably will differ, and, as a result, the actual values under your Policy at any time may be higher or lower than those illustrated. The personalized illustrations will follow the methodology and format of the hypothetical illustrations attached to this Prospectus. See "Deductions and Charges."

18. HOW DO I AVOID ACCIDENTALLY LOSING THIS COVERAGE? (SEE ALSO QUESTION 16. ABOVE)

    (a) If your Policy does not have the Guaranteed Enhancement Rider (GER), then you need to be sure of two things: 1) that there is sufficient money, each month, in the Surrender Value of the Policy to pay the Monthly Deduction for that month; and 2) that, at all times, there is sufficient money in your Policy so that the Surrender Value of your Policy is greater than its Loan Account Value. (Contact your Customer Service Representative if you need Policy Values or additional information.) If at any time your Policy fails to satisfy either or both of these requirements, it will enter the Grace Period. When it does, you will be notified, and you will be given a specific number of days to satisfy those requirements. If you do satisfy the requirements within the Grace Period, you will avoid losing your coverage.

    (b) If your Policy has the (GER), you need to continue to meet all the conditions under which the GER Rider was issued (including the prohibition against taking loans or partial withdrawals), in order to keep it in force. If you keep the GER in force, and if while you have GER your Surrender Value becomes insufficient to pay a Monthly Deduction, then your Policy will enter the Grace Period. When it does, you will be notified, and you will be given a specific number of days to add money to the Policy to pay the Monthly Deduction. Should you fail to do so, you will not lose coverage completely. Rather, your coverage will continue, but at reduced limits.


19. WHAT PROVISIONS HAS THE COMPANY MADE FOR THE CONTINUATION OF BUSINESS IN THE EVENT OF A DISASTER?



    We have assigned full-time staff devoted to the development of Business Continuity Plans in conjunction with a national vendor. In addition, we have a site available in which to recover our critical business functions in the event of a disaster. We will conduct tests of our capabilities and plans.



20.  DOES THE COMPANY HAVE A CONCERN ABOUT THE SOURCE OF PREMIUM PAYMENTS?



    In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a premium payment and/or freeze a Policyholder's account. This means we could refuse to honor requests for transfer, withdrawals, surrenders, loans, assignments, beneficiary changes or death benefit payments. Once frozen, monies would be moved from the Separate Account to a segregated interest-bearing account maintained for the Policyholder, and held in that account until instructions are received from the appropriate Regulator.


               PURCHASE OF POLICY AND ALLOCATION OF NET PREMIUMS

    APPLICATION FOR A POLICY. You may apply to purchase a Policy by submitting a written application to us through one of our authorized sales representatives. We will not accept an application from someone who is younger than age 30 or older than age 75. Before we issue a Policy to you, we will require you to submit evidence of insurability satisfactory to us. Acceptance of your application is subject to our underwriting rules. We reserve the right to reject your application for any reason. If we do not issue a Policy to you, we will return your Premium to you. We reserve the right to change the terms or conditions of your Policy to comply with differences in applicable state law. Variations from the information appearing in this Prospectus due to individual state requirements are described in supplements that are attached to this Prospectus or in endorsements to your Policy, as appropriate.

    In general, we will issue your Policy when (1) we have received your Initial Premium and (2) we have determined that your application meets our underwriting requirements. If you are paying Initial Premium from more than one source, we will not issue your Policy until all Premiums have been received. The Issue Date will be the effective date of your Policy. We use the Issue Date to determine Policy Anniversaries, Policy Years, and Monthly Anniversary Days.

    We will not accept your Initial Premium with your application if the requested Specified Amount of your Policy exceeds our then-current limit. In other cases, you may choose to pay the Initial Premium with your application. If you did not submit your Initial Premium with your application, we will require you to pay sufficient Premium before your life insurance policy becomes effective.

    While your application is in underwriting, if you have paid your Initial Premium we may provide you with temporary conditional life insurance coverage in accordance with the terms of our conditional receipt. The temporary conditional coverage provides coverage during the underwriting of your application, but only if you are ultimately approved for coverage on the same basis as the risk classification and Specified Amount for which you applied. This temporary conditional coverage starts when you complete your application, pay your Initial Premium, and complete any medical examination or lab test we require. We may decline acceptance of your Initial Premium for any reason until the Issue Date.

    If you pay all or a portion of your Initial Premium prior to the Issue Date, we will initially hold your Initial Premium in our General Account. On the Issue Date, we will allocate your initial Net Premium to our Money Market Sub-Account. Subsequently, as described below in "Allocation of Net Premiums," we will allocate your Policy Account Value to the Sub-Accounts or the Fixed Account as you have chosen. We will begin to deduct the Policy charges as of the Issue Date.

    If we reject your application, we will not issue you a Policy. We will return any Premium you have paid. We will not subtract any Policy charges from the amount we refund to you.

    RIGHT-TO-EXAMINE PERIOD. You have 30 days (or a greater number of days if required by your state) after you receive your Policy to review it. During this time you should make certain that our Policy meets your financial and long-term care needs. If you decide that you do not want to keep your Policy, you must return it to us within this Right-to-Examine Period. We will return to you the Premium you paid.


    If your issue state is one that requires return of Premium Payments, your Initial Premium Payment received by Lincoln Life, net charges and fees, will be allocated to the Money Market Sub-Account on the Date of Issue. Typically 40 days from the Date of Issue, your Money Market Sub-Account value will be automatically allocated among the Sub-Accounts and the Fixed Account as designated by the Owner. If your Policy has been backdated, your Net Premium Payment may be allocated directly into the Sub-Accounts you have selected. Please consult your Registered Representative or Lincoln Life's Administrative Office for the exact number of days before your funds will be moved from the Money Market Sub-Account. In either case, if the Policy is returned for cancellation within the Right-to-Examine Period, we will return any Premium Payments made.



    If your issue state is one that provides for return of Accumulation Value, your Initial Premium Payment received by Lincoln Life, net charges and fees, will be allocated directly among the Sub-Accounts and the Fixed Account as designated by the Owner.


    PREMIUMS. You must pay an Initial Premium to purchase a Policy. The minimum Initial Premium is $10,000. You may pay additional Premiums during the Insured's lifetime from the Issue Date until the Policy Anniversary following the Insured's 100th birthday. You may pay additional Premiums, provided the amount is at least $100. You may pay additional Premium up to the lesser of $5,000 or 10% of your Initial Premium without providing evidence of insurability. Before we accept additional Premium in excess of that amount, if that Premium increases the Death Benefit, we may require evidence of insurability satisfactory to us. We may refuse any additional Premium at our discretion; however, you may always pay any additional Premium necessary to keep your Policy in force. We will not accept any additional Premium beyond the Policy Anniversary Date after the Insured reaches age 100.

    The required initial Premium Payment is due on the Effective Date (the date on which the initial Premium is applied to the Policy). Any additional Premiums must be sent directly to the Administrative Office. Additional Premiums will only be credited when actually received by Lincoln Life. If you owe any Policy Loan we will treat any additional payment as a repayment of the Policy Loan and not as additional Premium, unless you instruct us otherwise in writing.

    ALLOCATION OF NET PREMIUMS. We initially allocate your Net Initial Premium to the Money Market Sub-Account on the Issue Date. Forty days after the Issue Date, we will allocate your Policy Account Value among the Sub-Accounts and the Fixed Account in accordance with your instructions. If there are outstanding requirements that prevent us from placing your Policy in force, your Premiums will not be allocated at all until requirements are satisfied.

    You must specify your allocation percentages in your Policy application. Percentages must be in whole numbers and the total allocation must equal 100%, and result in a Sub-Account Value of at least $100 or a Fixed Account Value of $2500. We will allocate your Net Premiums in those percentages, until you give us new allocation instructions.

    We generally will allocate your subsequent Net Premiums to the Sub-Accounts and the Fixed Account as of the date we receive your Premium in our Administrative Office. If a Premium requires underwriting, however, we may delay allocation until after we have completed underwriting. We will follow the allocation instructions in our file, unless you send us new allocation instructions with your Premium. When the Insured reaches age 100, we will transfer all of your Variable Account Value to the Fixed Account. While you may no longer transfer Policy Account Value to the Sub-Accounts, your Policy remains in force.

    If your Premium payment or other request for a change to your Policy is received on a Valuation Day, your Policy will be valued as of that same day. If the Premium is not received in our Administrative Office by the end of a Valuation Day (usually 4:00 p.m. ET), your Policy valuation will be determined on the subsequent Valuation Day. (This does not apply to your Initial Premium amount paid or any additional Premium required at the time of underwriting. See the Right-to-Examine Section for this information.)

    POLICY ACCOUNT VALUE. Your Policy Account Value is the sum of the value of your interest in the Sub-Accounts you have chosen, plus your Fixed Account Value, plus your Loan Account Value. Your Policy Account Value may increase or decrease daily to reflect the performance of the Sub-Accounts you have chosen, the addition of interest credited to the Fixed Account and the Loan Account, the addition of Net Premium, and the subtraction of partial withdrawals and charges assessed. There is no minimum guaranteed Policy Account Value.

    On the Issue Date, your Policy Account Value will equal the initial Net Premium, less the Monthly Deduction for the first Policy Month.

    On each Valuation Day, the value of your interest in each Sub-Account will equal:

    1.  The total value of your Accumulation Units in the Sub-Account; plus

    2. Any Net Premium received from you and allocated to the Sub-Account during the current Valuation Period; plus

    3. Any Policy Account Value transferred to the Sub-Account during the current Valuation Period; minus

    4. Any Policy Account Value transferred from the Sub-Account during the current Valuation Period; minus

    5. Any amounts withdrawn by you (plus the applicable Partial Withdrawal Transaction Fee) from the Sub-Account during the current Valuation Period; minus

    6.  The portion of any Monthly Deduction allocated to the Sub-Account.


       All values under the Policy equal or exceed those required by law. Detailed explanations of methods of calculation are on file with the appropriate regulatory authorities.

    A.  VALUATION -- FIXED ACCOUNT AND SEPARATE ACCOUNT
       The portion of a Premium Payment remaining after deduction of the premium charge is the "Net Premium Payment", and is available for allocation to the Fixed Account and/or the Separate Account, at your direction. We credit Net Premium Payments to the Policy as of the date they are received. (See "Communications with Lincoln Life" for an explanation of how we determine when we have "received" a premium payment.)



    B.  ALLOCATION OF PREMIUM PAYMENTS TO SEPARATE ACCOUNT
       NUMBER OF UNITS. When you make premium payments, the portion you allocate to each Sub-Account of the Separate Account is converted into units of measure we call "Variable Accumulation Units". The number of these units we credit to you for each Sub-Account is determined by dividing the amount you allocated to that Sub-Account by the value of a Variable Accumulation Unit for that Sub-Account on the Valuation Day on which the Premium Payment is received at our Administrative Office, if it is received before 4:00 PM, New York time. If received at or after 4:00 PM, New York time, we will use the value of a Variable Accumuation Unit computed on the next Valuation Day.



       The number of Variable Accumulation Units credited to a Policy will not be changed by any subsequent change in the value of a Variable Accumulation Unit. That value may vary from Valuation Period to Valuation Period to reflect the investment experience of the portfolio or fund used in a particular Sub-Account and fees charged under the Policy.



       VALUATION DAY; VALUATION PERIOD. Variable Accumulation Units will be valued once daily as of the close of trading, normally 4:00 PM, New York time, on each day that the New York Stock Exchange (NYSE) is open and trading is unrestricted ("Valuation Day"). On any day other than a Valuation Day, the Variable Accumulation Unit value will not change. A "Valuation Period" is the period starting at the close of trading on the NYSE on a Valuation Day, and ending at the close of trading on the next Valuation Day.



       PER-UNIT VALUATION. To determine your Separate Account Value on each Valuation Day we must first calculate the value of a Variable Accumulation Unit for each Sub-Account. The beginning value for each Sub-Account is established at the inception of the Sub-Account, at an arbitrary amount. Thereafter it may increase or decrease from Valuation Period to Valuation period.



       We determine each Variable Accumulation Unit value after the first as follows:



    (1) We calculate the total value of the Fund shares held in the Sub-Account by multiplying the number of Fund shares owned by the Sub-Account at the beginning of the Valuation Period by the net asset value per share of the Fund at the end of the Valuation Period, and then by adding any dividend or other distribution of the Fund if an ex-dividend date occurs during the Valuation Period;



    (2) Next, we SUBTRACT the liabilities of the Sub-Account at the end of the Valuation Period. These liabilities include daily charges imposed on the Sub-Account, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine results from the operation of the Separate Account; and



    (3) We divide the result by the number of Variable Accumulation Units outstanding at the beginning of the Valuation Period.



        In certain circumstances, and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.



        The daily charge imposed on a Sub-Account for any Valuation Period is equal to the daily mortality and expense risk charge multiplied by the number of calendar days in the Valuation Period. The amount of Monthly Deduction allocated to each Sub-Account will result in the cancellation of Variable Accumulation Units that have an aggregate value, on the date of such deduction, equal to the total amount by which the Sub-Account is reduced.



    C.  ACCUMULATION VALUE



    The "Accumulation Value" of a Policy is determined by:



    (1) multiplying the total number of Variable Accumulation Units credited to the Policy for each Sub-Account by its appropriate current Variable Accumulation Unit Value; and



    (2) if a combination of Sub-Accounts is elected, totaling the resulting values; and



    (3) adding any values attributable to the Fixed Account and the Loan Account. The Accumulation Value will be affected by Monthly Deductions.



    TRANSFER OF POLICY ACCOUNT VALUE. While your Policy is in force and until the Insured reaches age 100, you may transfer Policy Account Value among the Fixed Account and Sub-Accounts in writing or by telephone. You may not request a transfer of less than $100 from a single Sub-Account, unless the amount requested is your entire balance in the Sub-Account. If less than $100 would remain in a Sub-Account after a transfer, we may reallocate this amount proportionately among the other Sub-Accounts and Fixed Account in which you have Policy Account Value. We reserve the right to change these minimums.


    We may charge a transfer fee of $25 on each transfer request after the first twelve transfer requests in any Policy Year, excluding Dollar Cost Averaging and Asset Rebalancing Transfers. We may change the number of free transfers and the transfer fee at any time, but you will always be able to make at least twelve free transfer requests per Policy Year and the transfer fee will never exceed $25.

    As a general rule, we only make transfers on days when the NYSE is open for business. Written transfer requests received at the Administrative Office by the close of the NYSE (usually 4:00 p.m. Eastern Time) on a Valuation Day will be effective as of that day. Otherwise, requests will be effective as of the next Valuation Day. Transfers pursuant to a Dollar Cost Averaging or Asset Rebalancing program will be made at the intervals you have selected in accordance with the procedures and requirements we establish.

    You may make transfers from the Fixed Account to the Sub-Accounts at any time subject to the limitations described above. In the first Policy year, the fixed maximum transfer amount is the initial allocation to the Fixed Account multiplied by 25%. In addition, the total amount transferred from the Fixed Account in any one Policy Year may not exceed 25% of the Fixed Account Value on the most recent Policy Anniversary, unless the transfers are made as part of a Dollar Cost Averaging program. Your Policy permits us to defer transfers from the Fixed Account for up to six months from the date you ask us.


    We reserve the right at any time to terminate, suspend or modify the transfer privileges under your Policy, if they are exercised by a market timing firm or other third party authorized to effect transfers on behalf of multiple Policy owners. We will not take any of these steps unless transfers initiated by market timers or other unaffiliated third parties could potentially disadvantage or impair the rights of other Policy owners. (You should refer to the Prospectuses for the Portfolios, which accompany this Prospectus, for a description of how the assets of each Portfolio are valued, since that determination directly affects the investment experience of the corresponding Sub-Account and, therefore, your Policy Account Value.)



    LIMITS ON FREQUENT TRANSFERS. The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt the management of a Fund; increase trading and transaction costs and raise expenses; disrupt planned investment strategies; force unplanned portfolio turnover and adversely affect Fund performance through asset swings that decrease the Fund's ability to provide maximum investment return to all Policy owners. Accordingly, organizations and individuals who use market-timing investment strategies and make frequent transfers should not purchase this Policy.

    We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization, individual or other party authorized to give transfer instructions on behalf of multiple policy owners. Such restrictions could include:



    (1) Not accepting transfer instructions from an agent acting on behalf of more than one policy owner; and



    (2) Not accepting preauthorized transfer forms from market-timers or other entities acting on behalf or more than one Policy owner at a time.



    We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy owners or harm the Funds.



    DOLLAR COST AVERAGING PROGRAM. From time to time, we may offer special interest rate programs for Dollar Cost Averaging. Please consult your Registered Representative to determine the current availability and terms of these programs. We reserve the right to modify, suspend or terminate a Dollar Cost Averaging program. Any changes will not affect owners currently participating in the Dollar Cost Averaging program.



    Under our current Dollar Cost Averaging Program, while your Policy is in force you may authorize us periodically to transfer an amount from the Fixed Account or the Money Market Sub-Account (either may be the "source account") to the Sub-Accounts of your choice in accordance with the procedures and requirements that we establish. You must allocate at least $6,000 of Policy Account Value to your source account to start a Dollar Cost Averaging Program. The transfers will continue no longer than twelve months. They may end sooner if you instruct us to stop, your chosen source of transfer payments is exhausted, or you make a transfer from your source account outside of the Dollar Cost Averaging Program. From time to time, we may credit a higher interest rate to Fixed Account Value that is part of a Dollar Cost Averaging Program. Transfers under the Dollar Cost Averaging Program do not count toward the limit on free transfers. See "Transfer Fee."


    Your request to participate in this Program will be effective when we receive your completed application and/or Form at our Administrative Office at the address given on the first page of this Prospectus. An election is effective within 10 business days but only if there is sufficient value in the source account. Under our current procedures, we effect all dollar cost averaging transfers under all Policies on the same day each month. Call or write us for a copy of the application and additional information concerning the Program. We may change, terminate, limit or suspend the Dollar Cost Averaging Program at any time.

    The theory of dollar cost averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount will purchase more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program; nor will it prevent or necessarily reduce losses in a declining market. Moreover, other investment programs may not work in concert with the Dollar Cost Averaging Program. Therefore, you should monitor your use of these Programs, as well as other transfers or withdrawals, while the Dollar Cost Averaging Program is being used. You may not participate in both the Dollar Cost Averaging and Asset Rebalancing Programs at the same time.

    ASSET REBALANCING. Asset Rebalancing allows you to readjust the percentage of your Policy Account Value allocated to each Sub-Account to maintain a pre-set level. Over time, the variations in each Sub-Account's investment results will shift the balance of your Policy Account Value allocations. Under the Asset Rebalancing feature, we periodically will transfer your Policy Account Value, including new Net Premiums (unless you specify otherwise), back to the percentages you specify in accordance with procedures and requirements that we establish. All of your Policy Account Value allocated to the Sub-Accounts must be included in an Asset Rebalancing program. You cannot include your Fixed Account balance in an Asset Rebalancing program. Transfers under an Asset Rebalancing program do not count toward the transfer limit. See "Transfer Fee."

    You may request Asset Rebalancing when you apply for your Policy or by submitting a completed Form to us at our Administrative Office. Your election will be effective within 10 business days after our Administrative Office receives your request. Please call or write us for a copy of the request Form and additional information concerning Asset Rebalancing.

    Asset Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Policy Account Value allocated to the better performing segments. Other investment programs may not work in concert with Asset Rebalancing. Therefore, you should monitor your use of these Programs, as well as other transfers or withdrawals, while Asset Rebalancing is being used. We may change, terminate, limit, or suspend Asset Rebalancing at any time. You may not participate in both the Dollar Cost Averaging and Asset Rebalancing Program at the same time. In addition, your Asset Rebalancing Program will terminate automatically if you make a transfer outside the Asset Rebalancing Program.

COMMUNICATIONS WITH LINCOLN LIFE


    PROPER WRITTEN FORM. Whenever this Prospectus refers to a communication 'in proper written form', it means a written document (by mail or by facsimile), in form and substance reasonably satisfactory to Lincoln Life, received at the Administrative Office. We will process your requests once we receive all letters, forms or other necessary documents, completed to our satisfaction. Proper written form may require, among other things, a signature guarantee or some other proof of authenticity. We do not generally require a signature guarantee, but may ask for one if it appears that your signature has changed; if the signature does not appear to be yours; if we have not received a properly completed application or confirmation of an application; or for other reasons, to protect you and the Company.



    RECEIPT OF WRITTEN COMMUNICATIONS. Once your Policy is in force, the effective date of payments, forms and requests you send us is usually determined by the day and time we receive the item in proper form at the mailing address of the Administrative Office that appears in this Prospectus. Planned periodic premium payments, loan requests, transfer requests, loan payments or withdrawal or surrender requests that we receive in proper form before 4:00 p.m. Eastern time on a business day will normally be effective as of the end of that day, unless the transaction is scheduled to occur on another business day. If we receive your payment or request on or after 4:00 p.m. Eastern time on a business day, your payment or request will be effective as of the end of the next business day. If a scheduled transaction falls on a day that is not a business day, we'll process it as of the end of the next business day.



    Other forms, notices and requests are normally effective as of the next business day after we receive them in proper form, unless the transaction is scheduled to occur on another business day. Change of owner and beneficiary forms are effective as of the day you sign the change form, once we receive them in proper form.



    TELEPHONE AND OTHER ELECTRONIC COMMUNICATIONS. We allow telephone and other electronic transactions only when you provide us proper written authorization. To effect a permitted transaction using the telephone or other electronic means, the Owner, or his/her authorized representative, may have to provide the following: Policy number, partial Social Security number, a personal indentification number (PIN), and/or such other information as we may require to verify the identity and authority of the caller. We disclaim all liability for losses and other consequences resulting from unauthorized or fraudulent telephone or electronic transactions. In addition, we are not responsible for the consequences of instructions that fail to reach us in a timely manner, and, as stated above, these communications must be received before 4:00 p.m. Eastern time on a business day to be effective on that same day. The Company believes that the procedures as stated above are reasonable and acknowledges that, if it does not follow these procedures, it may be liable for such losses.



    If you have been issued a PIN number to make telephone or other electronic transactions to your account, be careful not to give it out to anyone. We will not be responsible for its misuse or for improper or unauthorized account transactions using your PIN.

    Please note that telephone, facsimile and/or Internet access may not always be available. Any telephone, facsimile or Internet hookup, whether it is yours, your service provider's or your agent's, can experience outages or slowdowns arising from a variety of causes not of our making. These outages or slowdowns may result in delayed or lost instructions from you, and we will not be responsible for these "failed" transmissions. If you are experiencing problems, you should send your request in writing to our Administrative Office.


                    THE INVESTMENT AND FIXED ACCOUNT OPTIONS

VARIABLE ACCOUNT INVESTMENTS

    PORTFOLIOS. Each of the Sub-Accounts invests in the shares of one of the Portfolios. Each Portfolio is an open-end management investment company registered under the Investment Company Act of 1940 or a separate investment series of a registered open-end management investment company. We briefly describe the Portfolios below. You should read the current Prospectuses for the Portfolios for more detailed and complete information concerning the Portfolios, their investment objectives and strategies, and the investment risks associated with the Portfolios. If you do not have a Prospectus for a Portfolio, contact us and we will send you a copy.

    Each Portfolio holds its assets separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment fund, and the income, gains, and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.


    A given Fund may have a similar investment objective and principal investment strategy to those for another mutual fund managed by the same investment advisor or subadvisor. However, because of timing of investments and other variables, there will be no correlation between the two investments. Even though the management strategy and the objectives of the Funds are similar, the investment results may vary.



    The portfolios, their investment advisors and objectives, and the Funds within each that are available under the Policies are listed below. Additional information is available in each Funds prospectus.



AIM VARIABLE INSURANCE FUNDS is advised by A I M Advisors, Inc.



    AIM V.I. GROWTH FUND (SERIES I): Seeks growth of capital.



    AIM V. I. INTERNATIONAL GROWTH FUND (SERIES I) (FORMERLY AIM V.I. INTERNATIONAL EQUITY FUND): Seeks to provide long-term growth of capital.



    AIM V. I. PREMIER EQUITY FUND (SERIES I) (FORMERLY AIM V. I. VALUE FUND):
    Seeks to achieve long-term growth of capital. Income is a secondary objective.



ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. is advised by Alliance Capital Management, L.P.



    ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO (CLASS A): Seeks long-term growth of capital. The portfolio invests primarily in a diversified portfolio of equity securities of companies with relatively small market capitalizations. Under normal circumstances, the portfolio will invest at least 65% of its total assets in these types of securities. The portfolio's investment policies emphasize investment in companies that are determined to be undervalued, using a fundamental value approach.



    GROWTH AND INCOME PORTFOLIO (CLASS A): Seeks reasonable current income and reasonable appreciation through investments primarily in dividend-paying common stocks of good quality. The portfolio may also invest in fixed-income securities and convertible securities.



    PREMIER GROWTH PORTFOLIO (CLASS A): Seeks long-term growth of capital by pursuing aggressive investment policies. The portfolio invests predominately in the equity securities of a limited number of large, carefully selected high-quality U.S. companies that are judged likely to achieve superior earnings growth.

    TECHNOLOGY PORTFOLIO (CLASS A): Seeks to emphasize growth of capital and invests for capital appreciation. Current income is only an incidental consideration. The portfolio may seek income by writing listed call options. The portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes).



AMERICAN FUNDS INSURANCE SERIES is advised by Capital Research and Management Company.



    GLOBAL SMALL CAPITALIZATION FUND (CLASS 2): The fund seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



    GROWTH FUND (CLASS 2): The fund seeks to make your investment grow over time by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



    GROWTH-INCOME FUND (CLASS 2): The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income.



    INTERNATIONAL FUND (CLASS 2): The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



DELAWARE VIP TRUST is advised by Delaware Management Company.



    LARGE CAP VALUE SERIES (STANDARD CLASS) (FORMERLY GROWTH AND INCOME SERIES):
    Seeks capital appreciation with current income as a secondary objective. Under normal circumstances, at least 80% of the Series' net assets will be in investments of large cap companies. Management considers buying a stock when they believe it is undervalued and has the potential to increase in price as the market realizes its true value.



    HIGH YIELD SERIES (STANDARD CLASS): Seeks total return and, as a secondary objective, high current income. Under normal circumstances, the series will invest at least 80% of its net assets in fixed income securities rated at the time of purchase BB or lower by S&P or similarly rated by another NRSRO or, if unrated, judged to be of comparable quality.



    REIT SERIES (STANDARD CLASS): Seeks to achieve maximum long-term total return, with capital appreciation as a secondary objective. Under normal circumstances, the Series will invest at least 80% of its net assets in investments of real estate investment trusts (REITs).



    SMALL CAP VALUE SERIES (STANDARD CLASS): Seeks capital appreciation by investing primarily in stocks of companies whose market values appear low relative to underlying value or future earnings and growth potential. Under normal circumstances, at least 80% of the Series' net assets will be in investments of small cap companies.



    TREND SERIES (STANDARD CLASS): Seeks long-term capital appreciation by investing primarily in stocks of small growth oriented or emerging companies that, in the management team's view, are responsive to changes within the marketplace and have the fundamental characteristics to support continued growth.



    U. S. GROWTH SERIES (STANDARD CLASS): Seeks to maximize capital appreciation. Under normal circumstances, at least 80% of the Series' net assets will be in U.S. investments. Investment management looks for stocks with low dividend yields, strong balance sheets, and high expected earnings growth rates as compared to other companies in the same industry.

FIDELITY VARIABLE INSURANCE PRODUCTS is advised by Fidelity Management and Research Company.



    CONTRAFUND PORTFOLIO (SERVICE CLASS): Seeks long-term capital appreciation by investing primarily in securities of companies whose value the adviser believes is not fully recognized by the public.



    EQUITY-INCOME PORTFOLIO (SERVICE CLASS): Seeks reasonable income by investing primarily in income-producing equity securities, with some potential for capital appreciation, seeking a yield that exceeds the composite yield on the securities comprising the Standard & Poor's 500 Index (S&P500).



    GROWTH PORTFOLIO (SERVICE CLASS): Seeks long-term capital appreciation. The portfolio normally purchases common stocks.



    OVERSEAS PORTFOLIO (SERVICE CLASS): Seeks long term growth of capital by investing mainly in foreign securities.



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST is advised by Franklin Advisors, Inc. for the Franklin Small Cap Fund, and Templeton Global Advisors Limited for the Templeton Growth Securities Fund.



    FRANKLIN SMALL CAP FUND (CLASS 1): Seeks long-term capital growth. Invests primarily in equity securities of U.S. small cap companies, with market cap values not exceeding (1) $1.5 billion, or (2) the highest market cap value in the Russell 2000 Index, whichever is greater at the time of purchase. The fund may continue to hold an investment for further capital growth opportunities even if the company is no longer considered a small cap company.



    TEMPLETON GROWTH SECURITIES FUND (CLASS 1): Seeks long-term capital growth. Invests primarily in stocks of companies of any nation, including those in U.S. and emerging markets.



JANUS ASPEN SERIES is advised by Janus Capital Management LLC.



    AGGRESSIVE GROWTH PORTFOLIO (SERVICE SHARES): Seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies.



    BALANCED PORTFOLIO (SERVICE SHARES): Seeks long-term capital growth, consistent with the preservation of capital and balanced by current income. The portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential, and 40-60% of its assets in securities selected primarily for their income potential. The Portfolio will normally invest at least 25% of its assets in fixed-income securities.



    WORLDWIDE GROWTH PORTFOLIO (SERVICE SHARES): Seek long term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of companies of any size throughout the world. The portfolio normally invests in issuers from at least five different countries, including the United States. The portfolio may at times invest in fewer than five countries or even a single country.



LINCOLN NATIONAL FUNDS (LN) are advised by Delaware Management Company, with Putnam Investment Management, L.L.C. subadvising the Aggressive Growth Fund and the Global Asset Allocation Fund, Delaware International Advisers, Ltd. subadvising the International Fund, and Janus Capital Management LLC subadvising the Capital Appreciation Fund.



    LN AGGRESSIVE GROWTH FUND, INC.: Seeks to maximize capital appreciation. The fund invests in stocks of small, lesser-known companies, which have a chance to grow significantly in a short time.



    LN BOND FUND, INC.: Seeks maximum current income consistent with prudent investment strategy. The fund invests primarily in medium- and long-term corporate and government bonds.



    LN CAPITAL APPRECIATION FUND, INC.: Seeks long-term growth of capital in a manner consistent with the preservation of capital. The fund primarily buys stocks in a large number of companies of all sizes if the companies are competing well and if their products or services are in high demand. It may also buy some money market securities and bonds, including junk bonds.

    LN GLOBAL ASSET ALLOCATION FUND, INC.: Long-term return consistent with preservation of capital. The fund allocates its assets among several categories of equity and fixed-income securities, both of the U. S. and foreign insurers.



    LN INTERNATIONAL FUND, INC.: Long-term capital appreciation. The fund trades in securities issued outside the United States -- mostly stocks, with an occasional bond or money market security.



    LN MONEY MARKET FUND, INC.: Seeks maximum current income consistent with the preservation of capital. The fund invests in high quality, short-term obligations issued by U.S. corporations, the U.S. government, and federally chartered banks and U.S. branches of foreign banks.



    LN SOCIAL AWARENESS FUND, INC.: Long-term capital appreciation. The fund buys stocks of established companies which adhere to certain specific social criteria.



MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST is advised by Massachusetts Financial Services Company.



    CAPITAL OPPORTUNITIES SERIES (INITIAL CLASS): Seeks capital appreciation.



    EMERGING GROWTH SERIES (INITIAL CLASS): Seeks to provide long-term growth of capital.



    TOTAL RETURN SERIES (INITIAL CLASS): Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.



    UTILITIES SERIES (INITIAL CLASS): Seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST is advised by Neuberger Berman Management Incorporated.



    MID-CAP GROWTH PORTFOLIO: Seeks growth of capital by investing primarily in common stocks of mid-capitalization companies, using a growth-oriented investment approach.



    REGENCY PORTFOLIO: Seeks growth of capital by investing mainly in common stocks of mid-capitalization companies. The portfolio seeks to reduce risk by diversifying among different companies and industries.



PUTNAM VARIABLE TRUST is advised by Putnam Investment Management, L.L.C.



    GROWTH & INCOME FUND (CLASS IB): Seeks capital growth and current income by investing mainly in common stocks of U.S. companies with a focus on value stocks that offer the potential for capital growth, current income, or both.



    HEALTH SCIENCES (CLASS IB): Seeks capital appreciation by investing primarily in common stocks of the companies in the health sciences industry.



SCUDDER VIT FUNDS TRUST (formerly Deutsche Asset Management VIT Funds Trust) is advised by Deutsche Asset Management, Inc.



    EAFE-REGISTERED TRADEMARK- EQUITY INDEX FUND: The fund seeks to replicate as closely as possible, before expenses, the total return of the Morgan Stanley Capital International (MSCI) EAFE-Registered Trademark- Index
    (EAFE-Registered Trademark- Index) which emphasizes stocks of companies in major markets in Europe, Australia and the Far East.



    EQUITY 500 INDEX FUND: The fund seeks to match, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Price Index (S&P 500 Index), which emphasizes stocks of large U. S. companies.



    SMALL CAP INDEX FUND: The fund seeks to match, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index (Russell 2000 Index), which emphasizes stocks of small U. S. companies.

    Several of the Portfolios listed above may invest in non-investment grade, high-yield, high-risk debt securities (commonly referred to as "junk bonds"), as detailed in the individual Portfolio prospectuses. Please review the prospectuses carefully.

    Not all Sub-Accounts may be available under your Policy. You should contact your representative for further information on the availability of the Sub-Accounts.


    We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Sub-Accounts invest. You bear that risk. YOU SHOULD CAREFULLY REVIEW THE PORTFOLIOS' PROSPECTUSES BEFORE ALLOCATING AMOUNTS TO THE SUB-ACCOUNTS.


    Each Portfolio is subject to certain investment restrictions and policies that may not be changed without the approval of a majority of the shareholders of the Portfolio. See the accompanying Prospectuses of the Portfolios for further information.

    We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value. The income and realized and unrealized gains or losses on the assets of each Sub-Account are separate and are credited to or charged against the particular Sub-Account without regard to income, gains or losses from any other Sub-Account or from any other part of our business. We will use the Net Premiums you allocate to a Sub-Account to purchase shares in the corresponding Portfolio and will redeem shares in the Portfolios to meet Policy obligations or make adjustments in reserves. The Portfolios are required to redeem their shares at net asset value and to make payment within seven days.

    Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. Although neither we nor any of the Portfolios currently foresees any such disadvantages either to variable life insurance or variable annuity contract owners, each Portfolio's Board of Directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If a Board of Directors were to conclude that separate investment funds should be established for variable life and variable annuity separate accounts, Policy Owners will not bear the attendant expenses.


    FUND PARTICIPATION AGREEMENTS. In order to make the Funds available, Lincoln Life has entered into agreements with the trusts or corporations and their advisors or distributors. In some of these agreements, Lincoln Life must perform certain administrative services for the Fund advisors or distributors. For these administrative functions, Lincoln Life may be compensated by the Fund at annual rates of between .10% and .35% of the assets attributable to the Policies.


    VOTING RIGHTS. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Sub-Account to which you have allocated your Policy Account Value. Under current interpretations, however, you are entitled to give us instructions on how to vote those shares on certain matters. We will notify you when your instructions are needed and will provide proxy materials or other information to assist you in understanding the matter at issue. We will determine the number of votes for which you may give voting instructions as of the record date set by the relevant Portfolio for the shareholder meeting at which the vote will occur.

    As a general rule, you are the person entitled to give voting instructions. However, if you assign your Policy, the assignee may be entitled to give voting instructions. Retirement plans determine the rules for voting by plan participants.

    If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote the shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy

Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Policy Owners.

    We may, when required by state insurance regulatory authorities, disregard Policy Owner voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Portfolios or to approve or disapprove an investment advisory contract for one or more of the Portfolios.

    In addition, we may disregard voting instructions in favor of changes initiated by Policy Owners in the investment objectives or the investment adviser of the Portfolios if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Portfolio or would result in the purchase of securities for the Portfolio which vary from the general quality and nature of investments and investment techniques utilized by the Portfolio. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report to you.

    This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Portfolio shares without obtaining instructions from our Policy Owners, and we may choose to do so.

    ADDITIONS, DELETIONS, AND SUBSTITUTIONS OF SECURITIES. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in the shares of a Portfolio is no longer preferable, we may add or substitute shares of another Portfolio or mutual fund for Portfolio shares already purchased or to be purchased in the future by Premiums under the Policy. Any substitution will comply with the requirements of the 1940 Act.

    We also reserve the right to make the following changes in the operation of the Variable Account and the Sub-Accounts:

    (a) to operate the Variable Account in any form permitted by law;

    (b) to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable laws;

    (c) to transfer assets from one Sub-Account to another, or from any Sub-Account to our general account;

    (d) to add, combine, or remove Sub-Accounts in the Variable Account;

    (e) to assess a charge for taxes attributable to the operation of the Variable Account or for other taxes, as described in "Deductions and Charges--Other Variable Account Charge.", and

    (f) to change the way in which we assess other charges, as long as the total of the other charges does not exceed the maximum guaranteed charges under the Policies.

    If we take any of these actions, we will comply with the then applicable legal requirements.

    THE FIXED ACCOUNT. THE PORTION OF THE POLICY RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 (THE "1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 (THE "1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS IN THE FIXED ACCOUNT IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE STATEMENTS ABOUT THE FIXED ACCOUNT IN THIS PROSPECTUS MAY BE SUBJECT TO GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING ACCURACY AND COMPLETENESS.

    You may allocate part of your Net Premiums to the Fixed Account. Under this option and after the Right-to-Examine Period, we credit interest to the Fixed Account, as described below. From time to time we will set a current interest rate applicable to Net Premiums and transfers allocated to the Fixed Account. We determine interest rates in accordance with then-current market conditions and other factors. The rates of interest that we set will never be less than an annual effective rate of 4%. We may credit interest at a higher rate, but we are not obligated to do so.

    Amounts allocated to the Fixed Account become part of the General Account of Lincoln Life. After the Right-To-Examine Period, Lincoln Life invests the assets of the General Account in accordance with applicable laws governing the investments of insurance company General Accounts.

    We may delay payment of partial or full withdrawals from the Fixed Account for up to 6 months from the date we receive your written withdrawal request. If we defer payment for more than 30 days, we will pay interest on the deferred amount at such rate as may be required by the applicable state or jurisdiction.

                           POLICY BENEFITS AND RIGHTS

    DEATH BENEFIT. While your Policy is in force, we will pay the Death Benefit Proceeds to the Beneficiary upon the death of the Insured. As described below in "Proceeds Options," we will pay the Death Benefit Proceeds in a lump sum or apply them under an optional payment plan.


    We offer a checkbook service in which the Death Benefit proceeds are transferred into an interest-bearing account, in the Beneficiary's name as owner of the account. Your Beneficiary has quick access to the funds and is the only one authorized to transfer funds from the account. This service allows the Beneficiary additional time to decide how to manage Death Benefit Proceeds with the balance earning interest from the day the account is opened.


    The Death Benefit Proceeds payable to the Beneficiary are defined as the Death Benefit less the following Permitted Deductions:

    - any Loan Account Value as of the date of death;

    - any unpaid loan interest through the end of the Policy Month of death;

    - any unpaid and due charges; and

    - the benefits paid under our Long Term/Convalescent Care Benefit Riders but which have not yet been charged against the Current Death Benefit.

    We will determine the amount of the Death Benefit Proceeds as of the date of the Insured's death. We will usually pay the Death Benefit Proceeds within seven days after we have received due proof of death along with any other requirements that we deem necessary. The Death Benefit Proceeds may be affected by any assignments.


    The Death Benefit will be the greater of: (a) the Specified Amount of your Policy; or (b) the Policy Account Value multiplied by the applicable death benefit factor as described below. The death benefit factors are intended to enable your Policy to meet the definition of "life insurance contract" under the Tax Code, so that it will qualify for favorable federal income tax treatment. The death benefit factors are stated in your Policy Schedule. They vary according to the age of the Insured. Under this formula, an increase in Policy Account Value due to favorable investment experience may increase the Death Benefit above the Specified Amount. A decrease in Policy Account Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Specified Amount). We will reduce the Specified Amount if you take a partial withdrawal. If your Policy includes our Convalescent Care Rider, a partial withdrawal also will reduce the Benefit Limit under your Rider. See "Long Term/ Convalescent Care Benefits Riders."

EXAMPLES:

                                                           EXAMPLE A   EXAMPLE B
                                                           ---------   ---------
Specified Amount.........................................   $50,000     $50,000
Insured's Age............................................        60          60
Policy Account Value on Date of Death....................   $40,000     $25,000
Applicable Death Benefit Factor..........................       130%        130%
Death Benefit............................................   $52,000     $50,000

    In Example A, the Death Benefit equals $52,000, I.E., the greater of $50,000 (the Specified Amount) and $52,000 (the Policy Account Value at the date of death of $40,000, multiplied by the Death Benefit Factor of 130%). This amount, less any Loan Account Value and Long Term/Convalescent Care benefits paid, but which have not yet been charged against the Current Death Benefit, constitutes the Death Benefit proceeds that we would pay to the Beneficiary.

    In Example B, the Death Benefit is $50,000, i.e., the greater of $50,000 (the Specified Amount) or $32,500 (the Policy Account Value of $25,000 multiplied by the Death Benefit Factor of 130%). This amount, less any Loan Account Value and Long Term/Convalescent Care benefits paid, but which have not yet been charged against the Current Death Benefit, constitutes the Death Benefit Proceeds that we would pay to the Beneficiary.


    CHANGE IN THE SPECIFIED AMOUNT. While the Policy is in force, you may change the Specified Amount. Write or call our Administrative Office to obtain the necessary Form. If you want to increase your Specified Amount, you should note that an increase normally triggers a number of additional requirements, such as a separate surrender charge period, higher surrender charges overall, and a new incontestability period. Before requesting an increase in Specified Amount, consult your financial adviser to determine whether an increase is appropirate for your particular situation. The change will take effect on the first Monthly Anniversary Day after we approve your request.


    If you request a decrease in Specified Amount, we will first apply it to coverage provided by the most recent increase in Specified Amount, then to the next most recent increase successively and finally to the Specified Amount under the original Policy. We will not permit a decrease in the Specified Amount of your Policy if afterward the Specified Amount remaining in force would be less than the Minimum Specified Amount shown in your Policy Schedule.

    To apply for an increase in the Specified Amount, you must submit to us a supplemental application, accompanied by satisfactory evidence of insurability. We will not permit any increase in Specified Amount after the Insured's 75th birthday. You may not increase the Specified Amount of your Policy more often than once every twelve months.

    We may decline a request for a change in Specified Amount at our discretion. You may not change the Specified Amount if the Insured is not living on the effective date of the change or your policy is in the Grace Period.

    You should be aware that an increase in the Specified Amount of your Policy will affect the cost of insurance charges applicable to your Policy. We will deduct a larger amount of cost of insurance charges, because an increase in the Specified Amount also will increase the net amount at risk under your Policy. We will not approve a request for a Specified Amount increase if the Surrender Value is too small to pay the Monthly Deduction for the Policy Month following the increase.


    OPTIONAL INSURANCE BENEFITS RIDERS. We may offer you Riders to the Policy from time to time. Riders may alter the benefits or charges in your Policy, they may vary by state of issue, and their election may have tax consequences for you. Also, if you elect a particular Rider, it may restrict the term of your Policy, or of other Riders in force. Riders may be available other than those listed here. Consult your financial and tax advisers before adding Riders to, or deleting them from, your Policy. We may require evidence of insurability before we issue a Rider to you. We will deduct the premiums for any Rider as part of the Monthly Deduction. For more information

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concerning what options we may offer, please ask your sales representative or contact us at 1-800-444-2363. At our discretion we may offer other Riders or stop offering any Rider at any time. Riders may have tax consequences.


    Not all of these Riders may be available in your state, and the terms of these benefits may differ in some states. Charges for Riders vary. Contact us for more information.

LONG-TERM/CONVALESCENT CARE BENEFITS RIDERS.

    Under these Riders, we will reimburse you for certain long-term care expenses if the Insured becomes Chronically Ill, as defined in the Riders. Other conditions apply. To obtain these benefits, you must purchase the Convalescent Care Benefits Rider described below. You may add one of the two Extension of Benefits Riders described below to tailor your coverage to your needs. THESE RIDERS MAY NOT COVER ALL OF THE LONG-TERM CARE EXPENSES INCURRED BY THE INSURED DURING THE PERIOD OF COVERAGE. ACCORDINGLY, WE STRONGLY ADVISE YOU TO REVIEW CAREFULLY ALL POLICY AND RIDER LIMITATIONS. Amounts deducted to pay for these Riders may be taxable to you as ordinary income. For more information, see "Federal Tax Considerations: Long Term/Convalescent Care Benefits Rider" below.

    CONVALESCENT CARE BENEFITS RIDER. This Rider provides the basic long-term care expenses coverage that we offer in connection with the Policy. The maximum total benefit payable under the Rider (the "Benefit Limit") is equal to the Death Benefit as of the date we approve your claim for benefits under the Rider, less the Loan Account Value. The payment of benefits under this Rider is, in effect, a prepayment of the Death Benefit, since each benefit payment reduces the Death Benefit payable by an equal amount. Accordingly, if you receive total benefits under this Rider equal to the Death Benefit under your Policy, the Policy will lapse and no Death Benefit will be payable upon the Insured's death. Likewise, if the Insured dies while collecting benefits under this Rider, the Death Benefit will be reduced to reflect the total Benefits paid under this Rider.

    Benefit payments may not exceed the monthly benefit limit (the "Monthly Maximum"). We offer two levels of Monthly Maximum. One provides for payment of the maximum monthly benefit over a two-year period. The other provides for payment of a lower maximum monthly benefit over a three-year period. We use the two and three year periods solely as a guide in setting the Monthly Maximum for your Rider. If your covered expenses are less than the applicable Monthly Maximum, we will continue to pay benefits until the total benefit payments reach the Benefit Limit. However, if you wish to ensure the availability of coverage for longer periods, you may purchase one of the Extension of Benefit Riders described below.

    If you take a Policy Loan or partial withdrawal while you are collecting benefits under this Rider, we will reduce the Benefit Limit and the Monthly Maximum as described in the Rider.

    The types of expenses covered by the Rider are as follows: Care Planning expenses; Caregiver Training expenses; Adult Day Care expenses; Home Health Care expenses; Homemaker Services expenses; Hospice Services expenses; Respite Care expenses; Nursing Home Care expenses; Bed Reservation expenses; Assisted Living Facility expenses; and Alternative Care Services expenses. Covered expenses, and any restrictions on the types and levels of services and expenses covered, are described in more detail in the Rider.

    Subject to the terms and conditions of this Rider, benefits are payable under this Rider once the Insured has been receiving covered services for at least 90 days. We may require verification of eligibility for benefits, including a review of medical facts or an examination of the Insured by a physician of our choice.

    To submit a claim, you must give us written notice at our Administrative Office within 60 days of when you first incur an expense covered by the Rider, or as soon thereafter as is reasonably possible. We will then send you a Claim Form to fill out and return to us. Be aware that your Benefit Limit is determined as of the date when we approve your claim, not the date on which you file your claim. A decrease in your Policy Account Value while your claim is pending may reduce your Benefit Limit, if your Policy's Death Benefit is higher than the Specified Amount. See "Death Benefit." To avoid that risk, you may wish to transfer part or all of your Policy Account Value to the Fixed Account while your claim is pending.

    When we approve your claim, we will transfer the entire Policy Account Value to the Fixed Account. You may not transfer Policy Account Value from the Fixed Account as long as you continue to claim benefits under this Rider. We will continue to deduct charges from your Policy Account Value while you are claiming benefits under this Rider. The charges will reflect the decreases in the Death Benefit and the Policy Account Value resulting from the benefit payments under the Rider. You may also take Policy Loans and Partial Withdrawals. Each benefit payment will reduce the Net Policy Account Value in proportion to the reduction in the Net Death Benefit.

    If your Policy lapses while you are collecting benefits under the Rider, your coverage under the Rider will not cease. Instead, we will continue to pay benefits to you under the Rider until your total benefit payments equal the Benefit Limit. However, if the Insured is ineligible for benefits for 30 consecutive days (excluding any hospital stay), the Rider also will lapse.

    EXTENSION OF CONVALESCENT CARE BENEFITS RIDER. This Rider provides additional Long-Term/Convalescent Care Benefits. This Rider covers the same types of expenses as the Convalescent Care Benefits Rider.

    Under this Rider, we will reimburse additional covered expenses in the amount of the Additional Benefit Limit shown in your Policy Schedule. The Additional Benefit Limit is payable when you reach the Benefit Limit in your Convalescent Care Rider. The Additional Benefit Limit is a fixed amount. It is not affected by changes in your Policy's Net Death Benefit or the Benefit Limit in your Convalescent Care Rider. This Rider also has its own Monthly Maximums. It is not affected by any changes to the Monthly Maximums in your Convalescent Care Rider.

    In addition, after your Policy and this Rider have been in effect for three years, a benefit is payable under this Rider even if a qualifying claim begins after your Policy and this Rider lapse. In this circumstance the Benefit Limit will equal the greater of the premium paid for the Rider or one month of the Monthly Maximum for Nursing Home Care in effect as of the date of lapse.

    EXTENSION OF CONVALESCENT CARE BENEFITS RIDER WITH AUTOMATIC INCREASING BENEFITS. This Rider provides the same type of benefits as the Extension of Convalescent Care Benefits Rider, except that on each Rider Anniversary the Additional Benefit Limit and Monthly Maximum for the Rider increases by 5%.

GUARANTEE ENHANCEMENT RIDER.

    While this Rider is in effect, if your Surrender Value is insufficient to pay a Monthly Deduction when due, your Policy will not lapse. Instead we will reduce the Specified Amount of your Policy (and the Benefit Limit of any Convalescent Care Benefits Rider) to the Guaranteed Minimum Benefit. To qualify for this Benefit you must meet the following conditions:

    (1) You must have paid all premiums when due (Initial Premium and/or Planned Periodic Premiums) as required on the Policy Schedule;

    (2) You must not have taken any Policy Loan or Partial Withdrawal;

    (3) You must not have changed or added benefits, except with our written recommendation;

    (4) You must have followed any written recommendation from us to reduce the total Convalescent Care Benefit Limit, if applicable, and the Specified Amount. We will not make any recommendation to reduce your benefits below the Guaranteed Minimum Benefit.

    This Rider may not be available in all states. In the future, other riders may be made available.

    POLICY LOANS. While your Policy is in force, you may borrow money from us using the Policy as the only security for your loan. Be careful. Placing a loan on your Policy increases the risk of Policy lapse. Loans have priority over the claims of any assignee or any other person. You may borrow up to 100% of the Surrender Value at the time a Policy Loan is made. We may, however, limit the amount of the loan so that the total Policy indebtedness will not exceed 90% of the Policy Account Value less any Surrender Charge that would be imposed on a full surrender. The minimum loan amount is the lesser of $500 or the minimum required in your state. We may change this limit. In addition, if you have named an irrevocable Beneficiary, you must also obtain his or her written consent before we make a Policy Loan to you.

    We will treat as a Preferred Loan any Policy Loan that does not exceed the "gain" in your Policy when the Loan is made. Your "gain" equals your Net Policy Account Value minus your Premiums paid, plus any partial withdrawals. Any other Policy Loan is treated as Regular Loan. The effective interest rate on Preferred Loans and Regular Loans is 8% annually. Interest on Policy Loans is due at the end of each Policy Year. If you do not pay the interest on a Policy Loan when due, the unpaid interest will be treated as a new Policy Loan and will accrue interest at the applicable rate.

    When we make a Policy Loan to you, we will transfer to the Loan Account a portion of the Policy Account Value equal to the loan amount. We will credit interest to your Loan Account Value at the rates shown on your Policy Schedule. Currently we credit interest at the rate of 8% annually on Loan Account Value attributable to Preferred Loans and 6% annually on Loan Account Value attributable to Regular Loans. Periodically, the interest credited to your Loan Account will be transferred to the Fixed Account and the Sub-Accounts based on your current premium allocation percentages.

    TERMINATION AND GRACE PERIOD. The Policy will terminate and life insurance coverage will end when one of the following events first occurs:

    (a) you surrender your Policy;

    (b) the Grace Period ends without payment of sufficient additional Premium and your Policy does not have an in force Guarantee Enhancement Rider; or

    (c) the Insured dies.


    Your Policy will enter the Grace Period if on a Monthly Anniversary Day the Surrender Value is insufficient to pay the Monthly Deduction or the Loan Account Value exceeds the Surrender Value. This may occur:



    (1) because it has been exhausted by earlier deductions,



    (2) due to poor investment performance,



    (3) due to partial withdrawals,



    (4) due to indebtedness for Policy Loans,



    (5) due to substantial reductions in Specified Amount,



    (6) due to the terms of certain Riders added to the Policy, or



    (7) because of some combination of these factors.


    If you do not pay loan interest when due, we will transfer to the Loan Account an amount of Policy Account Value equal to the interest due on your loan. We will take the transfers pro rata from the Fixed Account and the Sub-Accounts.

    If you purchase a Policy in exchange for another life insurance policy under which a loan is outstanding, in our discretion we may permit you to continue that loan under your Policy. We will advise you of the applicable interest rate.

    You may repay all or any part of any Policy Loan while the Policy is still in effect and the Insured is living. If you have a Policy Loan outstanding, we will treat any payment we receive from you as a loan repayment, unless you instruct us otherwise in writing. We will deduct an amount equal to your loan repayment from the Loan Account and allocate your payment among the Sub-Accounts and the Fixed Account in accordance with your then current Premium allocation, unless you instruct us otherwise.

    A Policy Loan, whether or not repaid, will have a permanent effect on the Policy Account Value because the investment results of each Sub-Account and the interest paid on the Fixed Account will apply only to the amounts remaining in those accounts. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts and/or Fixed Account earn more than the annual interest rate charged on your Policy Loan, your Policy Account Value will not increase as rapidly as it would if you had not taken a Policy Loan. If the Sub-Accounts and/or Fixed Account earn less than that rate, then your Policy Account Value will be greater than it would have been if you had not taken a Policy Loan. Also, if you do not repay a Policy Loan, your Loan Account Value will be subtracted from the Death Benefit and Surrender Value otherwise payable.

    You may realize taxable income when you take a Policy Loan. In most instances, a Policy is treated as a "modified endowment contract" for federal tax purposes. As a result, Policy Loans usually are treated as withdrawals for tax purposes, and the amount of the loan may be treated as taxable income to you. In addition, you may also incur an additional ten percent penalty tax. You should also be aware that interest on Policy Loans is generally not deductible. If your Policy lapses while a Policy Loan is outstanding and your Policy is not a MEC, you may owe taxes or suffer other adverse tax consequences. Accordingly, before you take a Policy Loan, you should consult your tax adviser and carefully consider the potential impact of a Policy Loan on your rights and benefits under the Policy.


    AMOUNT PAYABLE ON SURRENDER OF THE POLICY. While your Policy is in force, you may fully surrender your Policy. Please note that if you surrender your Policy in its early years, you may receive little or no cash value. Upon surrender, we will pay you the Surrender Value determined as of the day we receive your written request at our Administrative Office, together with your Policy. Your Policy will terminate on the day we receive your written request. Before we pay a full surrender, you must provide us with tax withholding information.



    We offer a personalized checkbook service for surrenders of your Policy. Once your request is processed, proceeds are placed in an interest-bearing account in your name. You have complete access to your proceeds through check writing privileges. You have the choice of leaving proceeds in this account or you may write checks immediately -- even a check for the entire amount.


    The Surrender Value equals the Policy Account Value, minus any applicable Surrender Charge, minus any Loan Account Value. We will determine the Surrender Value as of the end of the Valuation Period during which we received your request for surrender. We generally will pay you the Surrender Value of the Policy within seven days of our receiving your complete written request or on the effective surrender date you have requested, whichever is later. The determination of the Surrender Charge is described in "Surrender Charge."

    You may receive the Surrender Value in a lump sum or under any of the proceeds options described in "Proceeds Options" below.

    The tax consequences of surrendering the Policy are discussed in "Federal Tax Considerations."

    PARTIAL WITHDRAWALS. You may receive a portion of the Surrender Value by making a partial withdrawal from your Policy. You may not withdraw less than $500 at one time. Total partial withdrawals may not exceed 90% of the Surrender Value of the Policy on the day on which we accept your withdrawal request. You must request the partial withdrawal in writing, unless you previously provided us with written authorization to request partial withdrawals by telephone. Your request will be effective on the date we receive it at our Administrative Office. Before we pay any partial withdrawal, you must provide us with tax withholding information.

    When you request a partial withdrawal, we will pay you the amount requested and subtract the amount requested plus a $25 Partial Withdrawal Transaction Fee (not to exceed 2% of the amount withdrawn) from your Policy Account Value. Total partial withdrawals may not exceed 90% of the Surrender Value of the Policy. We will take your partial withdrawal pro rata from the Sub-Accounts and/or the Fixed Account, unless you instruct us otherwise in writing.

    A partial withdrawal will reduce the Specified Amount of your Policy as well as the Policy Account Value. We will reduce the Specified Amount by the amount of the partial withdrawal. We will not permit a partial withdrawal that would reduce the Specified Amount below the Minimum Specified Amount shown in your Policy Schedule. If you have previously increased the Specified Amount of your Policy, your partial withdrawals will first reduce the

Specified Amount of the most recent increase, then the next most recent increases successively, then the Specified Amount of the original Policy. We will notify you of any change in the Specified Amount in our next quarterly or annual report to you.

    The tax consequences of partial withdrawals are discussed in "Federal Tax Considerations."

    PROCEEDS OPTIONS. We will pay the Surrender Value or Death Benefit proceeds under the Policy in a lump sum or under one of the proceeds options that we then offer. Our consent is needed for any payment option that would result in installment payments of less than $50. Unless we consent in writing, the proceeds options described below are not available if the payee is an assignee, administrator, executor, trustee, association, partnership, or corporation. We will not permit surrenders or partial withdrawals after payments under a proceeds option commence. We will transfer to our General Account any amount placed under a proceeds option and it will not be affected by the investment performance of the Variable Account.

    You may request a proceeds option by writing to us at our Administrative Office before the death of the Insured.

    The following proceeds options are available under the Policy:

    OPTION A--PAYMENTS FOR A FIXED NUMBER OF YEARS. We will pay equal monthly installments for a period selected by you of not less than five and not more than 25 years. Payments are based on a guaranteed interest rate of 4% compounded annually.

    OPTION B--LIFE INCOME WITH A GUARANTEE MINIMUM PAYMENT PERIOD. We will pay proceeds in equal monthly payments to the payee for as long as the payee is alive. If the payee dies before the end of the Guarantee Period, we will continue payments to a named beneficiary until the end of the Guarantee Period. We offer Guarantee Periods of ten years, fifteen years or twenty years. The amount of the payment will be determined from Option Table B in your Policy.

    OPTION C--PROCEEDS LEFT ON DEPOSIT. We will return the proceeds on deposit while the payee is alive. We will disburse the proceeds as requested by the payee. We will credit interest to unpaid balances at an annual effective rate of 4%. The amount left on deposit must equal at least $2,500 unless we agree otherwise.

    OPTION D--PAYMENTS OF FIXED AMOUNT UNTIL PROCEEDS ARE EXHAUSTED. We will pay equal monthly installments until the proceeds are exhausted. We will credit interest to unpaid balances at an annual effective rate of 4%.

    When we begin to make payments under Options A, B and D, we will tell you the amount of your installment payment. Your installment payment will never be less than the amounts determined using the tables in the Policy. It may be higher.

    In our discretion, from time to time we may credit interest in addition to the interest guaranteed under the proceeds options. If the payee dies, under Options A and B, we will pay the commuted value of the remaining payments to the payee's estate; under Options C and D, we will pay the unpaid balance left with us plus any unpaid interest.

    In addition, we may agree to other proceeds option plans. Write or call us to obtain information about them.

    POLICY AFTER AGE 100. Your Policy does not have a maturity date. On the Policy Anniversary after the Insured reaches age 100, and while the Policy is in force, we will make the following changes to your Policy:

    - We will transfer all of your Variable Account Value to the Fixed Account. We will continue to credit interest to the Fixed Account as described above.

    - We will discontinue charging a cost of insurance charge, and we will not deduct any other charge.

    - We will not accept any additional Premium.

    The other provisions of the Policy will continue in force.

    You will be given a 61-day Grace Period in which to pay an amount sufficient to keep your Policy in force after the end of the Grace Period.

    At least 30 days before the end of the Grace Period, we will send you and any assignee a notice telling you that you must pay at least the amount shown in the notice by the end of the Grace Period to prevent your Policy from terminating. The notice will state the amount of the Premium or repayment of Policy Loans necessary such that the Surrender Value is at least equal to two times the Monthly Deduction amount. You may pay a larger amount if you wish. If you do not pay us the amount shown in the notice before the end of the Grace Period, your Policy will end at the end of the Grace Period unless your Policy has an in force Guarantee Enhancement Rider. See "Guarantee Enhancement Rider" above.

    Your Policy will continue in effect through the Grace Period. If the Insured dies during the Grace Period, we will pay a Death Benefit in accordance with your instructions. However, we will reduce the proceeds by an amount equal to the Monthly Deductions due and unpaid. See "Death Benefit."


    REINSTATEMENT. If your Policy lapses during the life of the Insured, you may apply for reinstatement of your Policy by paying us the reinstatement Premium. You must request reinstatement within five years from the end of the Grace Period while the Insured is living. The reinstatement Premium is equal to any charges due and unpaid on the date of lapse plus an amount sufficient to keep your Policy from entering the Grace Period for two months. If you choose, you may pay a larger amount. If any Policy Loan was outstanding at the time of lapse, you must either repay or reinstate the loan before we will reinstate your Policy. In addition, you must provide evidence of insurability satisfactory to us. The Surrender Value on the reinstatement date will reflect the Premium paid at the time of reinstatement. We will advise you of the Surrender Charge, if any, that will apply to surrender of your Policy after reinstatement. All Policy charges will continue to be based on your original Issue Date.


    CANCELLATION. You may cancel your Policy by returning it to us within thirty days after you receive it. If you return your Policy, it terminates and we will pay you an amount equal to your Premium. We will pay the refund within seven days of receiving your request. No Surrender Charge is imposed upon return of your Policy within the right to return period.

    POSTPONEMENT OF PAYMENTS. We may defer for up to fifteen days the payment of any amount attributable to a Premium paid by check to allow the check a reasonable time to clear. We ordinarily will pay any amount attributable to the Policy Account Value allocated to the Variable Account within seven days, except:

    - whenever the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings);

    - when trading on the NYSE is restricted or an emergency exists, as determined by the SEC, so that disposal of the Variable Account's investments or determination of the value of its net assets is not reasonably practicable; or

    - at any other time permitted by the SEC for your protection.

    In addition, we may delay payment of Policy Account Value in the Fixed Account for up to six months or a shorter period if required by law. If we defer payment for more than 30 days we will pay interest (if required) on the deferred amount at such rate as may be required by the applicable state or jurisdiction.

                             DEDUCTIONS AND CHARGES

    We assess charges and deductions under your Policy against Premiums, the Sub-Accounts and the Policy Account Value. Additional deductions and expenses are paid out of the assets of the underlying mutual fund Portfolios, as described in the Prospectuses of the Portfolios.

    We deduct charges in connection with the Policy to compensate us for providing the Policy's insurance benefit, administering the Policy, assuming certain risks under the Policy and for sales related expenses we incur.

Lincoln Life may profit from any of these charges. The profit from any charges, including mortality and expense risk and cost of insurance charges, may be used for any purpose, including covering shortfalls from other charges.


    PREMIUM EXPENSE CHARGE. We charge a premium expense charge of 3.5% of each Premium paid. The premium expense charge is intended to cover a portion of our state premium tax expenses, certain federal tax liabilities resulting from the receipt of Premiums, and a portion of our distribution expenses. State premium tax rates vary from 0% to 4.0%.


    MORTALITY AND EXPENSE RISK CHARGE. On each Valuation Day, we will take a deduction from the Sub-Accounts to compensate Lincoln Life for certain expenses incurred in connection with this Policy. The mortality and expense risk charge will be calculated at an annual effective rate equivalent to 1.00% of average daily net assets of each Sub-Account, as described in the table of Policy Charges and Deductions on page [3]. The amount deducted will be determined on each Valuation Day.

    The mortality and expense risk charge is intended to compensate us for incurring certain expenses and assuming certain mortality risks under the Policies. The mortality risk assumed in relation to the Policy includes the risk that the cost of insurance charges specified in the Policy will be insufficient to meet claims. We also assume a risk that, on the Monthly Anniversary Day preceding the death of an Insured, the Death Benefit will exceed the amount on which the cost of insurance charges were based. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges set in the Policy.

    OTHER VARIABLE ACCOUNT CHARGE. We currently are not maintaining a provision for taxes attributable to the operations of the Variable Account (as opposed to the federal tax related to the receipt of Premiums under the Policies). In the future, however, we may make such a charge. Charges for other taxes, if any, attributable to the Variable Account or to this class of Policies may also be made.

    MONTHLY DEDUCTION. Each month on the Monthly Anniversary Day we will take a Monthly Deduction from your Policy Account Value. The Monthly Deduction will consist of a cost of insurance charge, a Monthly Expense Charge, and any charges for optional benefit Riders. We deduct the Monthly Deduction pro rata from your interests in the Sub-Accounts and your Fixed Account balance.

    COST OF INSURANCE CHARGE. The cost of insurance charge is intended to pay for the cost of providing life insurance coverage for the Insured. We guarantee that this charge will not exceed the maximum cost of insurance charge determined on the basis of the rates shown in the mortality table guaranteed in your Policy.

    The current monthly cost of insurance charge is equal to the current cost of insurance rate times the net amount at risk. The net amount at risk is (a)-(b), where:

    (a) is the Death Benefit on the first day of the Policy Month divided by 1.0032737; and

    (b) the Policy Account Value on the first day of the Policy Month prior to the deduction of the monthly Cost of Insurance and any rider costs based on the monthly Cost of Insurance.

    Rates may differ based on the age, sex, rating class and history of tobacco use of the Insured. Your guaranteed cost of insurance rates are set forth in the mortality tables in your Policy. Because the net amount for which we are at risk under your Policy may vary monthly, your cost of insurance charge is likely to differ each month. If the Insured is still living and your Policy is in effect on the first Policy Anniversary after the Insured's 100th birthday, we will discontinue charging you a cost of insurance charge.

    We determine the cost of insurance charge separately for the initial Specified Amount and each subsequent increase. The current cost of insurance charge covers our anticipated mortality costs for standard and substandard risks. We determine the current cost of insurance rates based on our expectations as to our future mortality experience and other factors. We guarantee, however, that we will never charge you a cost of insurance charge higher than the amount determined using the maximum guaranteed cost of insurance rates shown in the Policy. We base our cost of insurance rates on the Insured's sex, attained age, (or, for the first seven Policy Years, issue age and duration), rating class, and history of tobacco use. However, we issue unisex Policies in Montana. Our cost of insurance rates are based on the 1980 Commissioners Standard Ordinary ("1980 CSO") Mortality Table which is, in turn, based on the Insured's sex, age last birthday, and history of tobacco use.

    MONTHLY EXPENSE CHARGE. We charge a Monthly Expense Charge of $6.00 per month. We may raise or lower this charge, but it will never exceed $8.00 per month. The Monthly Expense Charge is intended to compensate us for administrative expenses such as salaries, postage, telephone, office equipment and periodic reports.

    RIDER CHARGES. If you select our Long Term/Convalescent Care Riders or Guarantee Enhancement Rider, each month we will deduct a charge for each Rider. The charge is intended to cover our anticipated costs for providing the benefits offered under the Rider(s) you have selected. The monthly charge will depend on the type of Rider you select and the level of coverage provided. The monthly charge for our base Long-Term/Convalescent Care Rider also is based on the Insured's Age. The monthly charge for our other Long-Term/Convalescent Care Riders reflects the Insured's Age at issue. The monthly charge for our Guarantee Enhancement Rider is a percentage of Policy Account Value.

    PORTFOLIO EXPENSES. You indirectly bear the charges and expenses of the Portfolios the shares of which are held by the Sub-Accounts to which you allocate your Policy Account Value. The Variable Account purchases shares of the Portfolios at net asset value. Each Portfolio's net asset value reflects investment advisory fees and administrative expenses already deducted from the Portfolio's assets. For a summary of current estimates of these charges and expenses, see "Policy Charges and Deductions" above. For more information concerning the investment advisory fees and other charges against the Portfolios, see the Prospectuses and the statements of additional information for the Portfolios, which are available upon request.

    We may receive compensation from the investment advisers or administrators of the Portfolios. Such compensation will be consistent with the services we provide or the cost savings resulting from the arrangement and therefore may differ between Portfolios.

    SURRENDER CHARGE. If you surrender your Policy, you may pay a Surrender Charge. The Surrender Charge equals the amount shown in the table in your Policy for the Policy Year in which surrender occurs. The Surrender Charge equals a percentage of your Initial Premium. The applicable Surrender Charge percentages are shown in "Policy Charges and Deductions". The applicable percentage is based on the Insured's age at issue and the number of complete years elapsed since the Issue Date. The amount of the Surrender Charge decreases over time. After the 14th Policy Year, the Surrender Charge is 0%. Payment of additional Premiums does not affect the Surrender Charge. Changes in the Specified Amount of your Policy will not affect the Surrender Charge.

    The Surrender Charge is imposed to cover a portion of our actual distribution expenses, which include agents' sales commissions and other sales and distribution expenses. We expect to recover total sales expenses of the Policies over the life of the Policies. However, to the extent distribution costs are not recovered by the Surrender Charge or the premium expense charge, we may make up any shortfall from the assets of our General Account, which includes funds derived from the mortality and expense risk charges charged to the Sub-Accounts and other fees and charges under the Policies.

    PARTIAL WITHDRAWAL TRANSACTION FEE. We also charge a Partial Withdrawal Transaction Fee on a partial withdrawal from your Policy. The Partial Withdrawal Transaction Fee is $25 (not to exceed 2% of the amount withdrawn) on each partial withdrawal. The Partial Withdrawal Transaction Fee is used to cover a portion of our administrative expenses in processing partial withdrawal requests. See "Surrender Charge" above.

    TRANSFER FEE. We may charge a maximum transfer fee of $25 per transfer request after the first twelve transfer requests in any Policy Year, excluding transfers under our Dollar Cost Averaging and Asset Rebalancing Programs. We may change the number of free transfer requests and the transfer fee at any time, but you will always be able to make at least 12 free transfer requests per Policy Year and the transfer fee will never exceed $25.

    We will deduct the transfer fee from the Policy Account Value remaining in the Sub-Account or the Fixed Account from which the transfer was made. If that amount is insufficient to pay the transfer fee, we will subtract it from the transferred amount.

    SPECIAL PROVISIONS FOR GROUP OR SPONSORED ARRANGEMENTS. Where permitted by state insurance laws, Policies may be purchased under group or sponsored arrangements. We may reduce or waive the charges and deductions described above for Policies issued under these arrangements. Among other things, we may waive Surrender Charges and deductions to employees, officers, directors, agents, and immediate family members of the foregoing. We will reduce these charges and deductions in accordance with our rules in effect when we approve the application for a Policy. To qualify for a reduction, a group or sponsored arrangement must satisfy our criteria as to, for example, the size of the group, the expected number of participants and anticipated Premiums from the group. Generally, the sales contacts and effort, administrative costs and mortality cost per Policy vary based on such factors as the size of the group or sponsored arrangements, the purposes for which Policies are purchased and certain characteristics of the group's members. The amount of reduction and the criteria for qualification will reflect the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying groups and sponsored arrangements.

    From time to time, we may modify both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Policy Owners and all other owners of all other policies funded by the Variable Account.

                           GENERAL POLICY PROVISIONS

    STATEMENTS TO POLICY OWNERS. We will maintain all records relating to the Variable Account and the Sub-Accounts. Each year we will send you a statement showing information concerning your Policy transactions in the past year and the current status of your Policy. The statement will include information such as the Policy Account Value as of the end of the current and the prior year, the current Death Benefit, Surrender Value, Loan Account Value, repayment of loans, partial withdrawals, earnings, Premiums paid, deductions made since the last annual statement, reinstatement and termination. We will also include any information required by federal or state law or regulation. Upon request, we will send you an additional statement at any time. We may charge you up to $25 for this additional statement. We will tell you the current charge before we send you the statement.

    In addition, we will send you the financial statements of the Portfolios and other reports as specified in the Investment Company Act of 1940, as amended. We also will mail you confirmation notices or other appropriate notices of Policy transactions quarterly or more frequently within the time periods specified by law. Please give us prompt written notice of any address change. Please read your statements and confirmations carefully and verify their accuracy and contact us promptly with any questions.

    LIMIT ON RIGHT TO CONTEST. In the absence of fraud, we may not contest the insurance coverage under your Policy after it has been in force for two years while the Insured is alive or for two years after any increase in the Specified Amount or any reinstatement. The two-year incontestability period may vary in certain states to comply with the requirements of state insurance laws and regulations.

    In issuing your Policy, we rely on your application. Your statements in that application and any supplemental applications, in the absence of fraud, are considered representations and not warranties. In the absence of fraud, we will not use any statement made in connection with your application to void your Policy or to deny a claim, unless that statement is a part of the application or an amendment thereto.

    SUICIDE. If the Insured commits suicide while sane or insane within two years of the Issue Date, the Death Benefit would be limited to the Premiums paid, less any Loan Account Value, Partial Withdrawals, and the cost of any riders, and the Policy will end. Likewise, if the Insured dies by suicide while sane or insane within two years after the effective date of any increase in the Specified Amount or any reinstatement, the amount we will pay you (a) with respect to that increase will be limited to the Monthly Deductions taken in connection with that increase; and (b) with respect to the reinstatement will be limited to the Premiums paid since the reinstatement adjusted as described above. The suicide provisions may vary in certain states to comply with the requirements of state insurance laws and regulations.

    MISSTATEMENT AS TO AGE AND SEX. If the age or sex of the Insured is incorrectly stated in the application, we will adjust any proceeds appropriately as specified in your Policy.

    BENEFICIARY. You name the original Beneficiary(ies) in your Policy application. You may designate numbered classes of Beneficiaries to show priority of payment. You may assign more than one beneficiary to each class. You may change the Beneficiaries at any time while the Insured is alive, except irrevocable Beneficiaries may not be changed without their consent.

    You must request a change of Beneficiary in writing. We will provide a Form to be signed and filed with us. Your request for a change in Beneficiary will take effect as of the date you signed the Form after we acknowledge receipt in writing. Until we acknowledge receipt of your change instructions, we are entitled to rely on your most recent instructions in our files. Accordingly, we are not liable for making a payment to the person shown in our files as the Beneficiary or treating that person in any other respect as the Beneficiary, even if instructions that we subsequently receive from you seek to change your Beneficiaries effective as of a date before we made the payment or took the action in question.

    If you name more than one Beneficiary, we will divide the Death Benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the Death Benefit in equal shares to the Beneficiaries. If one of the Beneficiaries dies before you, we will divide the Death Benefit among the surviving Beneficiaries. If no Beneficiary in the highest priority class is living, we will distribute the proceeds among the next highest class having a living member. The interest of any revocable Beneficiary is subject to the interest of any assignee. If no Beneficiary of any class is living, we will pay the proceeds to the Policy Owner or the Policy Owner's estate.

    ASSIGNMENT. While the Insured is alive, you may assign your Policy as collateral security. You must notify us in writing if you assign your Policy. Until we receive notice from you, we are not liable for any action we may take or payments we may make that may be contrary to the terms of your assignment. We are not responsible for the validity of an assignment. Your rights, the rights of the Beneficiary, and the rights of the Insured (for example, entitlement to Long-Term/Convalescent Care Benefits) may be affected by an assignment. An assignment may result in income tax and a ten percent penalty tax. You should consult your tax adviser before assigning your Policy.

    DIVIDENDS.  We will not pay any dividend under the Policy.

    NOTICE AND ELECTIONS. To be effective, all notices and elections under the Contract must be in writing, signed by you, and received by us at our Administrative Office. Certain exceptions may apply. Unless otherwise provided in the Policy, all notices, requests and elections will be effective when received at our Administrative Office complete with all necessary information.

    MODIFICATION. We reserve the right to modify your Policy without your express consent, in the circumstances described in this Prospectus or as necessary to conform to applicable law or regulation or any ruling issued by a governmental agency. The provisions of your Policy will be construed so as to comply with the requirements of Section 7702 of the Tax Code.

                           FEDERAL TAX CONSIDERATIONS


    INTRODUCTION. The Federal income tax treatment of the policy is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your policy, and is not intended as tax advice. This discussion also does not address other Federal tax consequences, such as estate, gift and generation skipping transfer taxes, or any state and local income, estate and inheritance tax consequences, associated with the policy. As a result, you should always consult a tax adviser about the application of federal and state tax rules to your individual situation.

TAXATION OF LIFE INSURANCE CONTRACTS IN GENERAL

    TAX STATUS OF THE POLICY. Section 7702 of the Code establishes a statutory definition of life insurance for Federal tax purposes. We believe that the policy will meet the statutory definition of life insurance, which places limitations on the amount of premium payments that may be made and the contract values that can accumulate relative to the death benefit. As a result, the death benefit payable under the policy will generally be excludable from the beneficiary's gross income, and interest and other income credited under the policy will not be taxable unless certain withdrawals are made (or are deemed to be made) from the policy prior to the insured's death, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Separate Account are "adequately diversified" in accordance with Treasury Department regulations, and (2) we, rather than you, are considered the owner of the assets of the Separate Account for Federal income tax purposes.

    INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a policy to be treated as a life insurance contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." IRS regulations define standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract premium payments. Although we do not control the investments of the Sub-Accounts, we expect that the Sub-Accounts will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

    RESTRICTION ON INVESTMENT OPTIONS. Federal income tax law limits your right to choose particular investments for the policy. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the Sub-Accounts may exceed those limits. If so, you would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing policies. We reserve the right to modify the policy without your consent to attempt to prevent you from being considered the owner of the assets of the Separate Account for tax purposes.

    NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantee regarding the tax treatment of any policy or of any transaction involving a policy. However, the remainder of this discussion assumes that your policy will be treated as a life insurance contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your contract value until there is a distribution from your policy.

    TAX TREATMENT OF LIFE INSURANCE DEATH BENEFIT PROCEEDS. In general, the amount of the death benefit payable from a policy because of the death of the insured is excludable from gross income. Certain transfers of the policy for valuable consideration, however, may result in a portion of the death benefit being taxable. If the death benefit is not received in a lump sum and is, instead, applied under one of the settlement options, payments generally will be prorated between amounts attributable to the death benefit which will be excludable from the beneficiary's income and amounts attributable to interest (accruing after the insured's death) which will be includible in the beneficiary's income.

    TAX DEFERRAL DURING ACCUMULATION PERIOD. Under existing provisions of the Code, except as described below, any increase in your contract value is generally not taxable to you unless amounts are received (or are deemed to be received) from the policy prior to the insured's death. If there is a total withdrawal from the policy, the surrender value will be includible in your income to the extent the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, such debt will be treated as an amount received by the owner.) The "investment in the contract" generally is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or other amounts deemed to be distributed) from the policy constitute income to you depends, in part, upon whether the policy is considered a "modified endowment contract" (a "MEC") for Federal income tax purposes.

POLICIES WHICH ARE MECS

    CHARACTERIZATION OF A POLICY AS A MEC. A modified endowment contract (MEC) is a life insurance policy that meets the requirements of Section 7702 and fails the "7-pay test" of 7702A of the Code. A policy will be classified as a MEC if premiums are paid more rapidly than allowed by a "7-pay test", a test that compares actual paid premium in the first seven years against a pre-determined premium amount as defined in 7702A of the Code. A policy may also be classified as a MEC if it is received in exchange for another policy that is a MEC. In addition, even if the policy initially is not a MEC, it may in certain circumstances become a MEC. These circumstances would include a later increase in benefits, any other material change of the policy (within the meaning of the tax law), and a withdrawal or reduction in the death benefit during the first seven contract years.

    TAX TREATMENT OF WITHDRAWALS, LOANS, ASSIGNMENTS AND PLEDGES UNDER MECS. If the policy is a MEC, withdrawals from the policy will be treated first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be included as income to the extent the contract value exceeds the investment in the policy. The Code treats any amount received as a loan under a policy, and any assignment or pledge (or agreement to assign or pledge) any portion of your contract value, as a withdrawal of such amount or portion. Your investment in the policy is increased by the amount includible in income with respect to such assignment, pledge, or loan.

    PENALTY TAXES PAYABLE ON WITHDRAWALS. A 10% penalty tax may be imposed on any withdrawal (or any deemed distribution) from your MEC which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals or surrenders that: you receive on or after you reach age 59 1/2, you receive because you became disabled (as defined in the tax law), or you receive as a series of substantially equal periodic payments for your life (or life expectancy).

    SPECIAL RULES IF YOU OWN MORE THAN ONE MEC. In certain circumstances, you must combine some or all of the life insurance contracts which are MECs that you own in order to determine the amount of withdrawal (including a deemed withdrawal) that you must include in income. For example, if you purchase two or more MECs from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such policies as one contract. Treating two or more policies as one contract could affect the amount of a withdrawal (or a deemed withdrawal) that you must include in income and the amount that might be subject to the 10% penalty tax described above.

POLICIES WHICH ARE NOT MECS

    TAX TREATMENT OF WITHDRAWALS. If the policy is not a MEC, the amount of any withdrawal from the policy will generally be treated first as a non-taxable recovery of premium payments and then as income from the policy. Thus, a withdrawal from a policy that is not a MEC will not be includible in income except to the extent it exceeds the investment in the policy immediately before the withdrawal.

    CERTAIN DISTRIBUTIONS REQUIRED BY THE TAX LAW IN THE FIRST 15 POLICY
YEARS. Section 7702 places limitations on the amount of premium payments that may be made and the contract values that can accumulate relative to the death benefit. Where cash distributions are required under Section 7702 in connection with a reduction in benefits during the first 15 years after the policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income. A reduction in benefits may occur when the face amount is decreased, withdrawals are made, and in certain other instances.

    TAX TREATMENT OF LOANS. If your policy is not a MEC, a loan you receive under the policy is generally treated as your indebtedness. As a result, usually no part of any loan under such a policy constitutes income to you so long as the policy remains in force. Nevertheless it is possible that some or all of the loan proceeds may be included as income in those situations where the interest rate credited to the loan account equals the interest rate charged to you for the loan. If a policy lapses (or if all contract value is withdrawn) when a loan is outstanding, the amount of the loan outstanding will be treated as withdrawal proceeds for purposes of determining whether any amounts are includible in your income.

OTHER CONSIDERATIONS

    LONG-TERM/CONVALESCENT CARE BENEFITS RIDER. The Riders are intended to be "qualified long-term care insurance contracts" under Section 7702B(b) of the Tax Code. Benefits paid under such qualified contracts will be excludable from income. Under current law, amounts deducted to pay for these Riders are treated for tax purposes as distributions from your Policy. Accordingly, if your Policy is a MEC or in certain circumstances if your Policy is not a MEC, the Rider charges assessed against the Policy Account Value may be taxable to you as income. Furthermore, if your Policy is a MEC, these deductions may be subject to a 10% penalty tax described above.

    The Riders may be issued in certain states as "non-qualified" Riders. "Non-qualified" means that the Rider does not constitute qualifed long term care insurance under section 7702B(b) of the Tax Code. The first page of the your Rider will state whether it is issued as qualified or non-qualified Rider. The tax treatment of the charges for and the benefits received from such a Rider are uncertain. Accordingly, you should consult a tax adviser before adding a non-qualified Rider to your Policy or requesting benefits from such a Rider.

    STATUS OF POLICY AFTER AGE 100. As described above, on the Policy Anniversary after the Insured's age 100, we transfer the Variable Account Value to the Fixed Account and make certain other changes to the Policy. We believe that the Policy will continue to qualify as life insurance under the Tax Code. However, there is some uncertainty as to this treatment. It is possible, therefore, that you would be viewed as constructively receiving the Surrender Value in the year in which the Insured attains age 100 and would realize taxable income at that time, even if the Policy proceeds were not distributed at that time.

    COMPLIANCE WITH THE TAX LAW. We believe that the maximum amount of premium payments we have determined for the policies will comply with the Federal tax definition of life insurance. We will monitor the amount of premium payments, and, if the premium payments during a contract year exceed those permitted by the tax law, we will refund the excess premiums within 60 days of the end of the policy year and will pay interest and other earnings (which will be includible in income subject to tax) as required by law on the amount refunded. We also reserve the right to increase the death benefit (which may result in larger charges under a policy) or to take any other action deemed necessary to maintain compliance of the policy with the Federal tax definition of life insurance.

    DISALLOWANCE OF INTEREST DEDUCTIONS. If an entity (such as a corporation or a trust, not an individual) purchases a policy or is the beneficiary of a policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the policy may not be deductible by the entity. However, this rule does not apply to a policy owned by an entity engaged in a trade or business which covers the life of an individual who is a 20-percent owner of the entity, or an officer, director, or employee of the trade or business, at the time first covered by the policy. This rule also does not apply to a policy owned by an entity engaged in a trade or business which covers the joint lives of the 20% owner of the entity and the owner's spouse at the time first covered by the policy.

    FEDERAL INCOME TAX WITHHOLDING. We will withhold and remit to the IRS a part of the taxable portion of each partial withdrawal or surrender made under a policy unless you notify us in writing at or before the time of the distribution that tax is not to be withheld. Regardless of whether you request that no taxes be withheld or whether the Company withholds a sufficient amount of taxes, you will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability. Distributions to pay Long Term/Convalescent Care benefits are not subject to withholding.

    CHANGES IN THE POLICY OR CHANGES IN THE LAW. Changing the owner, exchanging the contract, adding riders, and other changes under the policy may have tax consequences (in addition to those discussed herein) depending on the circumstances of such change. The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

    TAX STATUS OF LINCOLN LIFE. Under existing Federal income tax laws, Lincoln Life does not pay tax on investment income and realized capital gains of the Separate Account. Lincoln Life does not expect that it will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

                            FAIR VALUE OF THE POLICY

    It is sometimes necessary for tax and other reasons to determine the "fair value" of the Policy. The fair value of the Policy is measured differently for different purposes. It is not necessarily the same as the Accumulation Value or the Net Accumulation Value, although the amount of the Net Accumulation Value will typically be important in valuing the Policy for this purpose. For some but not all purposes, the fair value of the Policy may be the Surrender Value of the Policy. The fair value of the Policy may be impacted by developments other than the performance of the underlying investments. For example, without regard to any other factor, it increases as the Insured grows older. Moreover, on the death of the Insured, it tends to increase significantly. The Owner should consult with his or her advisors for guidance as to the appropriate methodology for determining the fair value of the Policy for a particular purpose.

                     LINCOLN LIFE, THE SEPARATE ACCOUNT AND
                              THE GENERAL ACCOUNT


    The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana stock insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly-owned by Lincoln National Corp. (LNC), a publicly held insurance and financial services holding company domiciled in Indiana.



    On December 7, 2001, LNC sold its life reinsurance business to Swiss Re Life & Health America, Inc. (Swiss Re). This sale included the indemnity reinsurance by Swiss Re of a block of reinsurance business written on Lincoln Life paper. The transaction also included the sale by Lincoln Life to Swiss Re of four wholly-owned subsidiaries: Lincoln National Reassurance Company and Lincoln National Health and Casualty Insurance Company, Indiana insurance companies; Special Pooled Risk Administrators, Inc., a New Jersey company; and Lincoln Re S.A., an Argentinean corporation. See Note 9 of the Statutory-Basis financial statements of Lincoln Life for additional information regarding the sale.



    Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. With headquarters in Philadelphia, Lincoln Financial Group has consolidated assets in excess of $96 billion and annual consolidated revenues of over $6.4 billion. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) plans, mutual funds, institutional investment management and financial planning and advisory services.


    Lincoln Life Flexible Premium Variable Life Account M ("Account M") is a "separate account" of the company established on December 2, 1997. Under Indiana law, the assets of Account M attributable to the Policies, though our property, are not chargeable with liabilities of any other business of Lincoln Life and are available first to satisfy our obligations under the Policies. Account M income, gains, and losses are credited to or charged against Account M without regard to our other income, gains, or losses. Its values and investment performance are not guaranteed. It is registered with the Securities and Exchange Commission (the "Commission") as a "unit investment trust" under the 1940 Act and meets the 1940 Act's definition of "separate account". Such registration does not involve supervision by the Commission of Account M's or our management, investment practices, or policies. There are no Codes of Ethics applicable to Account M because it has no directors, officers or employees of its own. We have numerous other registered separate accounts which fund other variable life insurance policies and variable annuity contracts.

    Account M is divided into Sub-Accounts, each of which is invested solely in the shares of one of the Funds available as funding vehicles under the Policies. On each Valuation Day Net Premium Payments allocated to Account M will be invested in Fund shares at net asset value, and monies necessary to pay for deductions, charges, transfers and surrenders from Account M are raised by selling Fund shares at net asset value.

    The Funds and their investment objectives, which they may or may not achieve, are described in "Variable Account Investments." More Fund information is in the Funds' prospectuses, which must accompany or precede this prospectus and should be read carefully. Some Funds have investment objectives and policies similar to those of other funds managed by the same investment adviser. Their investment results may be higher or lower than those of the other funds, and there can be no assurance, and no representation is made, that a Fund's investment results will be comparable to the investment results of any other fund.

    We reserve the right to add, withdraw or substitute Funds, subject to the conditions of the Policy and in compliance with regulatory requirements if, in our sole discretion, legal, regulatory, marketing, tax or investment considerations so warrant. In addition, a particular Fund may no longer be available for investment by the Sub-Accounts. No substitution will take place without prior approval of the Commission, to the extent required by law.

    Shares of the Funds may be used by us and other insurance companies to fund both variable annuity contracts and variable life insurance policies. While this is not perceived as problematic, the Funds' governing bodies (Boards of Directors/Trustees) have agreed to monitor events to identify any material irreconcilable conflicts which might arise and to decide what responsive action might be appropriate. If a Sub-Account were to withdraw its investment in a Fund because of a conflict, a Fund might have to sell portfolio securities at unfavorable prices.

    A Policy may also be funded in whole or in part through the "Fixed Account", part of Lincoln Life's General Account supporting its insurance and annuity obligations. We will credit interest on amounts held in the Fixed Account as we determine from time to time, but not less than 4% per year. Interest, once credited, and Fixed Account principal are guaranteed. Interests in the Fixed Account have not been registered under the 1933 Act in reliance on exemptive provisions. The Commission has not reviewed Fixed Account disclosures, but they are subject to securities law provisions relating to accuracy and completeness. This is discussed in greater detail under "The Investment And Fixed Account Options -- The Fixed Account," above.

                     DIRECTORS AND OFFICERS OF LINCOLN LIFE

    The following persons are Directors and Officers of Lincoln Life. Except as indicated below, the address of each is 1300 South Clinton Street, Fort Wayne, Indiana 46802, and each has been employed by Lincoln Life or its affiliates for more than 5 years.


        NAME, ADDRESS AND
   POSITION(S) WITH REGISTRANT                 PRINCIPAL OCCUPATIONS LAST FIVE YEARS
----------------------------------  ------------------------------------------------------------
JON A. BOSCIA                       Chief Executive Officer and Chairman of the Board of
PRESIDENT AND DIRECTOR              Directors [3/01 -- present] Lincoln National Corporation;
1500 Market Street                  President and Director [12/99 -- present] The Lincoln
Suite 3900                          National Life Insurance Company. Formerly: President, Chief
Philadelphia, PA                    Executive Officer and Director [1/98 -- 3/01], Lincoln
19102                               National Corporation; President, Chief Executive Officer and
                                    Director [10/96 -- 1/98] and President and Chief Operating
                                    Officer [5/94 -- 10/96], The Lincoln National Life Insurance
                                    Company.
JANET CHRZAN                        Senior Vice President and Chief Financial Officer [4/00 --
SENIOR VICE                         present], Formerly: Vice President and Treasurer [8/95 --
PRESIDENT AND                       4/00], The Lincoln National Life Insurance Company.
CHIEF FINANCIAL
OFFICER
JOHN H. GOTTA                       Chief Executive Officer of Life Insurance, Executive Vice
CHIEF EXECUTIVE                     President, Assistant Secretary and Director [12/99 --
OFFICER OF LIFE                     present]. Formerly: Senior Vice President and Assistant
INSURANCE, EXECUTIVE                Secretary [4/98 -- 12/99], Senior Vice President [2/98 --
VICE PRESIDENT,                     4/98], Vice President and General Manager [1/98 -- 2/98],
ASSISTANT SECRETARY                 The Lincoln National Life Insurance Company; Senior Vice
AND DIRECTOR                        President [3/96 -- 12/97], Connecticut General Life
350 Church Street                   Insurance Company.
Hartford, CT 06103
CHARLES E. HALDEMAN, JR.            Director [7/00 -- present], The Lincoln National Life
DIRECTOR                            Insurance Company; President, Chief Executive Officer and
One Commerce Square                 Director [1/00 -- present], Lincoln National Investment
2005 Market Street                  Companies, Incorporated; President, Chief Executive Officer
Philadelphia, PA 19103              and Director [1/00 -- present], Delaware Management
                                    Holdings, Incorporated; President and Director [7/00 --
                                    present], Lincoln Investment Management, Incorporated.
                                    Formerly: President and Chief Operating Officer [2/98 --
                                    1/00], United Asset Management Corporation; Director and
                                    Partner [1/85 -- 12/99], Cooke & Bieler, Incorporated.
J. MICHAEL HEMP                     President and Director [7/97 -- present], Lincoln Financial
SENIOR VICE PRESIDENT               Advisors Incorporated; Senior Vice President [formerly Vice
350 Church Street                   President] [10/95 -- present], The Lincoln National Life
Hartford, CT 06103                  Insurance Company.

        NAME, ADDRESS AND
   POSITION(S) WITH REGISTRANT                 PRINCIPAL OCCUPATIONS LAST FIVE YEARS
----------------------------------  ------------------------------------------------------------
BARBARA S. KOWALCZYK                Senior Vice President, Corporation Planning [5/94 --
DIRECTOR                            present], Lincoln National Corporation; Director and Member
Centre Square                       of the Investment Committee [12/01 -- present], The Lincoln
West Tower                          National Life Insurance Company, Senior Vice President and
1500 Market Street                  Director [present] Lincoln National Management Corporation;
Suite 3900                          Director [present], Lincoln Life & Annuity Company of New
Philadelphia, PA 19102              York.
GARY W. PARKER                      Senior Vice President and Chief Product Officer [3/00 --
SENIOR VICE PRESIDENT               present], Vice President, Product Management [7/98 -- 3/00],
AND CHIEF PRODUCT OFFICER           The Lincoln National Life Insurance Company. Formerly:
350 Church Street                   Senior Vice President, Life Products [10/97 -- 6/98], Vice
Hartford, CT 06103                  President, Marketing Services [9/89 -- 10/97], Life of
                                    Virginia.
SEE YENG QUEK                       Chief Investment Officer and Director [5/01 -- present], The
CHIEF INVESTMENT OFFICER AND        Lincoln National Life Insurance Company; Senior Vice
DIRECTOR                            President [8/00 -- present], Delaware Investments, Formerly:
One Commerce Square                 Vice President [2/93 -- 7/00], Conseco Capital Management,
Philadelphia, PA 19103              Incorporated.
LORRY J. STENSRUD                   Chief Executive Officer of Annuities, Executive Vice
CHIEF EXECUTIVE                     President and Director [6/00 -- present], The Lincoln
OFFICER OF ANNUITIES,               National Life Insurance Company. Formerly: President and
EXECUTIVE VICE                      Chief Executive Officer [6/95 -- 6/00], Cova Life Insurance
PRESIDENT AND DIRECTOR              (Xerox Life).
RICHARD C. VAUGHAN                  Executive Vice President and Chief Financial Officer
DIRECTOR                            [1/95 -- present], Lincoln National Corporation.
Centre Square
West Tower
1500 Market Street
Suite 3900
Philadelphia, PA 19102


                            DISTRIBUTION OF POLICIES

    Lincoln Life intends to offer the Policy in all jurisdictions where it is licensed to do business. Lincoln Life, the principal underwriter for the Policies, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers ("NASD"). The Principal Underwriter has overall responsibility for establishing a selling plan for the Policies. Our principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802.


    The Policy may be sold by individuals who, in addition to being appointed as life insurance agents for the Company, are also registered representatives with broker-dealers who maintain selling agreements with us. Included among these broker-dealers are Lincoln Financial Advisors Corporation and Lincoln Financial Distributors, both of whom are our affiliates. Registered Representatives may receive commission and service fees up to 8.0% of first year premium. In lieu of premium-based commission, we may pay equivalent amounts over time, based on Accumulation Value. Registered Representatives are also eligible for cash bonuses and "non-cash compensation." The latter [as defined in NASD Conduct Rule 2820] includes such things as office space, computers, club credit, prizes, awards, training and education meetings.



    Additionally, the broker-dealer may receive compensation on the first year premium or reimbursements for portions of Policy sales expenses. In some situations, the broker-dealer may elect to share its commission or expense reimbursement allowance with the Registered Representative. Depending on the particular selling arrangements, there may be others whom we compensate for distribution activities. For example, we may compensate certain "wholesalers," who control access to certain selling offices, for access to those offices. All compensation is paid from our resources, which include fees and charges imposed under the Policy.


                               LEGAL PROCEEDINGS

    Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of these proceedings are routine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief.


    Lincoln Life has settled its potential liability from the sale of interest sensitive universal and participating whole life insurance policies alleged in class action lawsuits against it. The settlement became final in 2001.


    After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under the suits and settlement described above will not have a material adverse effect on the financial position of Lincoln Life.

                             REGISTRATION STATEMENT

    We have filed a registration statement with the SEC, Washington, D.C., under the Securities Act of 1933 as amended, with respect to the Policies offered by this Prospectus. This Prospectus does not contain all the information set forth in the registration statement and the exhibits filed as part of the registration statement. You should refer to the registration statement and the exhibits for further information concerning the Variable Account, Lincoln Life, and the Policies. The descriptions in this Prospectus of the Policies and other legal instruments are summaries. You should refer to those instruments as filed for their precise terms.

                                    EXPERTS




    The financial statements of the Separate Account and the statutory-basis financial statements of Lincoln Life appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, 2300 National City Center, 110 West Berry Street, Fort Wayne, IN 46802, as set forth in their reports, also appearing elsewhere in this Prospectus and in the Registration Statement. The Financial Statements audited by Ernst & Young LLP have been included herein in reliance on their reports given on their authority as experts in accounting and auditing.



    Actuarial matters included in this Prospectus have been examined by Douglas R. Burkle, ASA, MAAA, as stated in the opinion filed as an exhibit to the Registration Statement.



    Legal matters in connection with the Policies described herein are being passed upon by Robert A. Picarello, Esq., as stated in the opinion filed as an exhibit to the Registration Statement.

                         LINCOLN LIFE FLEXIBLE PREMIUM
                            VARIABLE LIFE ACCOUNT M

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                        AUDITED FINANCIALS DEC. 31, 2001

                    ILLUSTRATIONS OF POLICY ACCOUNT VALUES,
                       SURRENDER VALUES, DEATH BENEFITS,
                    AND LONG-TERM/CONVALESCENT CARE BENEFITS



    The following tables have been prepared to help show how values under Policies change with investment experience. The tables illustrate how Policy Account Values, Surrender Values, Death Benefits, and Long-Term/ Convalescent Care Benefits ("LTC Benefits") under a Policy issued on an Insured of a given age would vary over time if the hypothetical gross investment rates of return on the Portfolios' assets were a uniform, gross, after tax, annual rate of 0% and 10%. The hypothetical gross investment rate of return may indeed average 0% or 10% over a period of years. However, it may fluctuate above and below those averages throughout the years shown. If it does [so fluctuate], the actual Policy Account Values, Surrender Values, Death Benefits and LTC Benefits could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless the Owner pays more than the stated Premium.



    The amounts shown for the Policy Account Value, Surrender Value, Death Benefit, and LTC Benefit as of each Policy Anniversary reflect the fact that the net investment return on the assets held in the Sub-Accounts is lower than the gross after-tax return on the assets held in the Portfolios, as a result of expenses paid by the Portfolios and charges levied against the Sub-Accounts. The values shown reflect a daily charge to the Sub-Accounts of 1.00% of average daily net assets to compensate Lincoln Life for assuming mortality and expense risks under the Policies. The illustrations also reflect the deduction of the Premium Expense Charge of 3.5% of each Premium.



    In addition, the net investment returns also reflect the deduction of the Portfolio investment advisory fees and other Portfolio expenses at an annual effective rate of 0.83%, which is the arithmetic average of the actual and estimated fees and expenses for all of the Portfolios, including any expense reimbursements or fee waivers. Without expense reimbursements and fee waivers, the annual effective rate would have been 0.89%. Lincoln Life anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. If there should be an increase or decrease in the expense reimbursements and fee waivers of a Portfolio, that change will be reflected in the net asset value of the corresponding Portfolio.



    The tables also reflect applicable charges including monthly cost of insurance charges and a monthly expense charge of $6.00 per month on a current basis and $8.00 per month as a guaranteed maximum. For each hypothetical gross investment rate of return, tables are provided reflecting current and guaranteed cost of insurance charges and monthly expense charges. After deduction of these amounts (other than the cost of insurance charges, monthly expense charges and premium expense charges), hypothetical gross average investment rates of return of 0% and 10% correspond to approximate net annual investment rates of return of -1.83%% and 8.17%, respectively on both a current and guaranteed basis. Cost of insurance rates vary by issue age (or attained age in the case of increases in Specified Amount), sex, tobacco use, rating class and Policy Year and, therefore, cost of insurance charges are not reflected in the approximate net annual investment rate of return stated above. Surrender Values reflect a surrender charge that is applicable during the first fourteen Policy Years.



    The tables illustrate the Policy Account Values, Surrender Values, Death Benefits, and maximum LTC Benefits that would result based upon the hypothetical investment rates of return if no Premium other than the indicated Initial Premium is paid, if the entire Initial Premium is allocated to the Separate Account, if no Policy loans are taken, and if no LTC Benefits are paid. The tables also assume that no partial withdrawals or transfers have been made. Partial withdrawals are subject to a charge of $25 per transaction (not to exceed 2% of the amount withdrawn). Partial withdrawals and loans will reduce the Death Benefit and LTC Benefits payable.



    Values are shown for Policies that are issued to standard class Insureds. Values for Policies issued on a basis involving a higher mortality risk would result in lower Policy Account Values, Surrender Values, Death Benefits, and LTC Benefits than those illustrated. Females generally have a more favorable guaranteed rate structure than males.



    The tables reflect the fact that no charges for Federal, state or other income taxes are currently made against the Separate Account. If such a charge is made in the future, it will take a higher gross rate of return than illustrated to produce the net after-tax returns shown in the tables.

    The illustrated Policy has a LTC Benefits Rider that prepays the Death Benefit to reimburse expenses for long-term/convalescent care. The illustrated Policy also has an Extension of Benefits Rider ("EOB Rider") that provides additional long-term care benefits after the entire Death Benefit amount has been exhausted. The LTC Benefits shown in the attached tables reflect the total benefits payable under the LTC Benefits Rider and the EOB Rider. Monthly benefit payments can begin after a 90-day deductible period. Long-term care benefits are subject to special federal tax requirements, which are described in the prospectus in "Federal Tax Considerations: Long-Term/Convalescent Care Benefits Rider."



    LTC Benefits payable under these riders are subject to a monthly benefit limit. The initial monthly benefit limits under the illustrated LTC Benefits Rider and EOB Rider are as follows:



Initial Home Health Care Monthly Benefit:...................  $3000.00
Initial Nursing Home Care Monthly Benefit:..................  $3000.00
Initial Home Assisted Living Monthly Benefit:...............  $3000.00
Initial Home Adult Day Care Monthly Benefit:................  $3000.00



    The LTC Benefits Rider illustrated in effect provides for payment of the maximum monthly benefit over a two-year period. Accordingly, the actual maximum monthly amount payable under the LTC Benefits Rider equals the Death Benefit at the time of the claim divided by 24. The EOB Rider illustrated in effect provides for payment of the maximum monthly benefit for an additional two years. The amount of the benefits payable under the EOB Rider is not affected by changes in the Death Benefit.



    We also offer a Guarantee Enhancement Rider. This Rider provides for the lifetime minimum benefits shown as long as the following specified conditions are met: (1) the illustrated Initial Premium is paid in full; (2) you have followed our recommendations, if any, to reduce the Specified Amount and LTC Benefit amount, but never below the minimum shown; and (3) you have made no partial withdrawals or loans from the Policy.



    The charges for optional benefit Riders are deducted from your Policy Account Value as part of the Monthly Deduction. These riders are described in more detail in the prospectus.



    Unless a Guarantee Enhancement Rider is in effect, where the Surrender Value shown in an illustration is zero, the Policy (including any LTC Benefits or EOB Rider) may lapse in accordance with the Grace Period provisions if you do not pay sufficient additional Premium. However, if your Policy lapses while you are collecting LTC Benefits, we will continue to pay you LTC Benefits as provided in your Riders, while you continue to qualify for LTC Benefits.



    Upon request, Lincoln Life will furnish a comparable illustration based on the proposed Insured's age, sex, underwriting classification, proposed Initial Premium, and any available Riders requested.

                                   INDIVIDUAL
                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                        WITH LTC BENEFITS RIDER (2 YEAR)
                     MALE STANDARD NON-SMOKER ISSUE AGE 65
                           $37,739.38 INITIAL PREMIUM
                            $72,000 SPECIFIED AMOUNT
                      $72,000 LTC BENEFIT UNDER EOB RIDER
                       $144,000 TOTAL INITIAL LTC BENEFIT
                      VALUES--GUARANTEED COST OF INSURANCE


                                                           0% HYPOTHETICAL
                                                       GROSS INVESTMENT RETURN
                                              ------------------------------------------
       POLICY                                 ACCOUNT    SURRENDER    DEATH       LTC
        YEAR              AGE      PREMIUM     VALUE       VALUE     BENEFIT    BENEFIT
---------------------   --------   --------   --------   ---------   --------   --------
          1                65       37,739     34,422      31,549     72,000     144,000
          2                66            0     32,309      29,436     72,000     144,000
          3                67            0     30,063      27,189     72,000     144,000
          4                68            0     27,656      24,782     72,000     144,000
          5                69            0     25,053      22,180     72,000     144,000
          6                70            0     22,200      19,327     72,000     144,000
          7                71            0     19,053      16,180     72,000     144,000
          8                72            0     15,554      12,680     72,000     144,000
          9                73            0     11,601       8,727     72,000     144,000
         10                74            0      7,088       4,215     72,000     144,000
         11                75            0          0           0          0           0
         12                76            0          0           0          0           0
         13                77            0          0           0          0           0
         14                78            0          0           0          0           0
         15                79            0          0           0          0           0
         16                80            0          0           0          0           0
         17                81            0          0           0          0           0
         18                82            0          0           0          0           0
         19                83            0          0           0          0           0
         20                84            0          0           0          0           0
         21                85            0          0           0          0           0
         22                86            0          0           0          0           0
         23                87            0          0           0          0           0
         24                88            0          0           0          0           0
         25                89            0          0           0          0           0
         26                90            0          0           0          0           0
         27                91            0          0           0          0           0
         28                92            0          0           0          0           0
         29                93            0          0           0          0           0
         30                94            0          0           0          0           0
         31                95            0          0           0          0           0
         32                96            0          0           0          0           0
         33                97            0          0           0          0           0
         34                98            0          0           0          0           0
         35                99            0          0           0          0           0

                                    10% HYPOTHETICAL
                                GROSS INVESTMENT RETURN
                       ------------------------------------------
       POLICY          ACCOUNT    SURRENDER    DEATH       LTC
        YEAR            VALUE       VALUE     BENEFIT    BENEFIT
---------------------  --------   ---------   --------   --------
          1              38,035     35,161      72,000    144,000
          2              39,733     36,859      72,000    144,000
          3              41,528     38,655      72,000    144,000
          4              43,434     40,561      72,000    144,000
          5              45,465     42,591      72,000    144,000
          6              47,630     44,756      72,739    144,739
          7              49,922     47,049      74,641    146,641
          8              52,310     49,436      76,624    148,624
          9              54,775     51,901      78,662    150,662
         10              57,314     54,441      80,765    152,765
         11              59,931     57,632      82,942    154,942
         12              62,627     60,903      85,197    157,197
         13              65,411     64,261      87,537    159,537
         14              68,286     67,711      89,959    161,959
         15              71,256     71,256      92,464    164,464
         16              74,323     74,323      95,051    167,051
         17              77,479     77,479      97,710    169,710
         18              80,716     80,716     100,443    172,443
         19              84,029     84,029     103,255    175,255
         20              87,413     87,413     106,150    178,150
         21              90,874     90,874     109,141    181,141
         22              94,417     94,417     112,232    184,232
         23              98,057     98,057     115,435    187,435
         24             101,809    101,809     118,757    190,757
         25             105,696    105,696     122,202    194,202
         26             109,736    109,736     125,769    197,769
         27             113,961    113,961     129,470    201,470
         28             118,404    118,404     133,300    205,300
         29             123,099    123,099     137,253    209,253
         30             128,058    128,058     141,285    213,285
         31             133,255    133,255     145,334    217,334
         32             138,593    138,593     149,288    221,288
         33             143,871    143,871     152,988    224,988
         34             148,813    148,813     156,297    228,297
         35             154,050    154,050     160,212    232,212



ASSUMPTIONS:



(1) assumes no Policy loans have been made.



(2) values reflect guaranteed cost of insurance charges and guaranteed monthly expense charges.



(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions.



(4) Death Benefit reflects current Internal Revenue Code requirements based on the cash value accumulation test.

(5) when the Surrender Value is zero, the Policy might lapse in accordance with the Grace Period provisions unless sufficient additional Premium is paid.



    THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RETURNS WILL FLUCTUATE OVER TIME AND LIKELY WILL BE BOTH POSITIVE AND NEGATIVE. DEPENDING UPON THE TIMING, THE OWNERS' ALLOCATIONS TO EACH FUND, THE FUNDS' RATES OF RETURN AND DEGREE OF FLUCTUATION; THE ACTUAL VALUES COULD BE SUBSTANTIALLY LESS THAN THOSE SHOWN, AND MAY, UNDER CERTAIN CIRCUMSTANCES, RESULT IN LAPSE OF THE POLICY UNLESS THE OWNER PAYS MORE THAN THE STATED PREMIUM. THE DEATH BENEFIT, POLICY ACCOUNT VALUE, SURRENDER VALUE, AND LTC BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0% AND 10% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY THE LINCOLN NATIONAL LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                   INDIVIDUAL
                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                        WITH LTC BENEFITS RIDER (2 YEAR)
                     MALE STANDARD NON-SMOKER ISSUE AGE 65
                           $37,739.38 INITIAL PREMIUM
                            $72,000 SPECIFIED AMOUNT
                      $72,000 LTC BENEFIT UNDER EOB RIDER
                       $144,000 TOTAL INITIAL LTC BENEFIT
                       VALUES--CURRENT COST OF INSURANCE


                                                           0% HYPOTHETICAL
                                                       GROSS INVESTMENT RETURN
                                              ------------------------------------------
       POLICY                                 ACCOUNT    SURRENDER    DEATH       LTC
        YEAR              AGE      PREMIUM     VALUE       VALUE     BENEFIT    BENEFIT
---------------------   --------   --------   --------   ---------   --------   --------
          1                65       37,739     34,446      31,573     72,000     144,000
          2                66            0     32,384      29,510     72,000     144,000
          3                67            0     30,222      27,348     72,000     144,000
          4                68            0     27,951      25,078     72,000     144,000
          5                69            0     25,561      22,687     72,000     144,000
          6                70            0     23,039      20,166     72,000     144,000
          7                71            0     20,374      17,501     72,000     144,000
          8                72            0     18,015      15,141     72,000     144,000
          9                73            0     15,441      12,568     72,000     144,000
         10                74            0     12,603       9,729     72,000     144,000
         11                75            0      9,455       7,156     72,000     144,000
         12                76            0      5,956       4,232     72,000     144,000
         13                77            0      2,046         897     72,000     144,000
         14                78            0          0           0          0           0
         15                79            0          0           0          0           0
         16                80            0          0           0          0           0
         17                81            0          0           0          0           0
         18                82            0          0           0          0           0
         19                83            0          0           0          0           0
         20                84            0          0           0          0           0
         21                85            0          0           0          0           0
         22                86            0          0           0          0           0
         23                87            0          0           0          0           0
         24                88            0          0           0          0           0
         25                89            0          0           0          0           0
         26                90            0          0           0          0           0
         27                91            0          0           0          0           0
         28                92            0          0           0          0           0
         29                93            0          0           0          0           0
         30                94            0          0           0          0           0
         31                95            0          0           0          0           0
         32                96            0          0           0          0           0
         33                97            0          0           0          0           0
         34                98            0          0           0          0           0
         35                99            0          0           0          0           0

                                    10% HYPOTHETICAL
                                GROSS INVESTMENT RETURN
                       ------------------------------------------
       POLICY          ACCOUNT    SURRENDER    DEATH       LTC
        YEAR            VALUE       VALUE     BENEFIT    BENEFIT
---------------------  --------   ---------   --------   --------
          1              38,060     35,186      72,000    144,000
          2              39,810     36,937      72,000    144,000
          3              41,689     38,815      72,000    144,000
          4              43,718     40,845      72,000    144,000
          5              45,925     43,051      72,000    144,000
          6              48,327     45,453      73,804    145,804
          7              50,907     48,033      76,113    148,113
          8              53,875     51,001      78,917    150,917
          9              57,007     54,134      81,868    153,868
         10              60,306     57,433      84,981    156,981
         11              63,780     61,481      88,270    160,270
         12              67,441     65,717      91,747    163,747
         13              71,301     70,151      95,420    167,420
         14              75,371     74,796      99,292    171,292
         15              79,664     79,664     103,375    175,375
         16              84,192     84,192     107,672    179,672
         17              88,958     88,958     112,185    184,185
         18              93,967     93,967     116,932    188,932
         19              99,226     99,226     121,929    193,929
         20             104,745    104,745     127,197    199,197
         21             110,538    110,538     132,758    204,758
         22             116,621    116,621     138,625    210,625
         23             123,017    123,017     144,820    216,820
         24             129,755    129,755     151,355    223,355
         25             136,863    136,863     158,237    230,237
         26             144,375    144,375     165,470    237,470
         27             152,333    152,333     173,064    245,064
         28             160,784    160,784     181,012    253,012
         29             169,779    169,779     189,300    261,300
         30             179,351    179,351     197,876    269,876
         31             189,502    189,502     206,679    278,679
         32             199,066    199,066     214,428    286,428
         33             208,628    208,628     221,849    293,849
         34             218,798    218,798     229,801    301,801
         35             229,891    229,891     239,086    311,086



ASSUMPTIONS:



(1) assumes no Policy loans have been made.



(2) values reflect current cost of insurance charges and current monthly expense charges.



(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions.



(4) Death Benefit reflects current Internal Revenue Code requirements based on the cash value accumulation test.

(5) when the Surrender Value is zero, the Policy might lapse in accordance with the Grace Period provisions unless sufficient additional Premium is paid.



    THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RETURNS WILL FLUCTUATE OVER TIME AND LIKELY WILL BE BOTH POSITIVE AND NEGATIVE. DEPENDING UPON THE TIMING, THE OWNERS' ALLOCATIONS TO EACH FUND, THE FUNDS' RATES OF RETURN AND DEGREE OF FLUCTUATION; THE ACTUAL VALUES COULD BE SUBSTANTIALLY LESS THAN THOSE SHOWN, AND MAY, UNDER CERTAIN CIRCUMSTANCES, RESULT IN LAPSE OF THE POLICY UNLESS THE OWNER PAYS MORE THAN THE STATED PREMIUM. THE DEATH BENEFIT, POLICY ACCOUNT VALUE, SURRENDER VALUE, AND LTC BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0% AND 10% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY THE LINCOLN NATIONAL LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                   INDIVIDUAL
                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                        WITH LTC BENEFITS RIDER (2 YEAR)
                    FEMALE STANDARD NON-SMOKER ISSUE AGE 65
                           $33,726.44 INITIAL PREMIUM
                            $72,000 SPECIFIED AMOUNT
                      $72,000 LTC BENEFIT UNDER EOB RIDER
                       $144,000 TOTAL INITIAL LTC BENEFIT
                      VALUES--GUARANTEED COST OF INSURANCE


                                                           0% HYPOTHETICAL
                                                       GROSS INVESTMENT RETURN
                                              ------------------------------------------
       POLICY                                 ACCOUNT    SURRENDER    DEATH       LTC
        YEAR              AGE      PREMIUM     VALUE       VALUE     BENEFIT    BENEFIT
---------------------   --------   --------   --------   ---------   --------   --------
          1                65       33,726     30,885      28,187     72,000     144,000
          2                66            0     29,162      26,463     72,000     144,000
          3                67            0     27,369      24,671     72,000     144,000
          4                68            0     25,503      22,805     72,000     144,000
          5                69            0     23,543      20,845     72,000     144,000
          6                70            0     21,463      18,765     72,000     144,000
          7                71            0     19,231      16,533     72,000     144,000
          8                72            0     16,804      14,106     72,000     144,000
          9                73            0     14,120      11,422     72,000     144,000
         10                74            0     11,120       8,422     72,000     144,000
         11                75            0      7,744       5,585     72,000     144,000
         12                76            0      3,913       2,294     72,000     144,000
         13                77            0          0           0          0           0
         14                78            0          0           0          0           0
         15                79            0          0           0          0           0
         16                80            0          0           0          0           0
         17                81            0          0           0          0           0
         18                82            0          0           0          0           0
         19                83            0          0           0          0           0
         20                84            0          0           0          0           0
         21                85            0          0           0          0           0
         22                86            0          0           0          0           0
         23                87            0          0           0          0           0
         24                88            0          0           0          0           0
         25                89            0          0           0          0           0
         26                90            0          0           0          0           0
         27                91            0          0           0          0           0
         28                92            0          0           0          0           0
         29                93            0          0           0          0           0
         30                94            0          0           0          0           0
         31                95            0          0           0          0           0
         32                96            0          0           0          0           0
         33                97            0          0           0          0           0
         34                98            0          0           0          0           0
         35                99            0          0           0          0           0

                                    10% HYPOTHETICAL
                                GROSS INVESTMENT RETURN
                       ------------------------------------------
       POLICY          ACCOUNT    SURRENDER    DEATH       LTC
        YEAR            VALUE       VALUE     BENEFIT    BENEFIT
---------------------  --------   ---------   --------   --------
          1              34,106     31,408      72,000    144,000
          2              35,759     33,061      72,000    144,000
          3              37,518     34,820      72,000    144,000
          4              39,401     36,703      72,000    144,000
          5              41,418     38,720      72,000    144,000
          6              43,579     40,881      72,601    144,601
          7              45,879     43,181      74,516    146,516
          8              48,296     45,598      76,511    148,511
          9              50,812     48,114      78,565    150,565
         10              53,426     50,728      80,691    152,691
         11              56,140     53,981      82,896    154,896
         12              58,954     57,335      85,177    157,177
         13              61,874     60,795      87,544    159,544
         14              64,903     64,363      89,994    161,994
         15              68,043     68,043      92,528    164,528
         16              71,290     71,290      95,140    167,140
         17              74,640     74,640      97,828    169,828
         18              78,081     78,081     100,586    172,586
         19              81,606     81,606     103,421    175,421
         20              85,212     85,212     106,338    178,338
         21              88,901     88,901     109,346    181,346
         22              92,679     92,679     112,454    184,454
         23              96,555     96,555     115,664    187,664
         24             100,540    100,540     118,981    190,981
         25             104,647    104,647     122,411    194,411
         26             108,899    108,899     125,962    197,962
         27             113,317    113,317     129,634    201,634
         28             117,929    117,929     133,427    205,427
         29             122,761    122,761     137,334    209,334
         30             127,825    127,825     141,323    213,323
         31             133,095    133,095     145,329    217,329
         32             138,474    138,474     149,243    221,243
         33             143,766    143,766     152,908    224,908
         34             148,708    148,708     156,196    228,196
         35             153,941    153,941     160,098    232,098



ASSUMPTIONS:



(1) assumes no Policy loans have been made.



(2) values reflect guaranteed cost of insurance charges and guaranteed monthly expense charges.



(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions.



(4) Death Benefit reflects current Internal Revenue Code requirements based on the cash value accumulation test.

(5) when the Surrender Value is zero, the Policy might lapse in accordance with the Grace Period provisions unless sufficient additional Premium is paid.



    THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RETURNS WILL FLUCTUATE OVER TIME AND LIKELY WILL BE BOTH POSITIVE AND NEGATIVE. DEPENDING UPON THE TIMING, THE OWNERS' ALLOCATIONS TO EACH FUND, THE FUNDS' RATES OF RETURN AND DEGREE OF FLUCTUATION; THE ACTUAL VALUES COULD BE SUBSTANTIALLY LESS THAN THOSE SHOWN, AND MAY, UNDER CERTAIN CIRCUMSTANCES, RESULT IN LAPSE OF THE POLICY UNLESS THE OWNER PAYS MORE THAN THE STATED PREMIUM. THE DEATH BENEFIT, POLICY ACCOUNT VALUE, SURRENDER VALUE, AND LTC BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0% AND 10% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY THE LINCOLN NATIONAL LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                   INDIVIDUAL
                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                        WITH LTC BENEFITS RIDER (2 YEAR)
                    FEMALE STANDARD NON-SMOKER ISSUE AGE 65
                           $33,726.44 INITIAL PREMIUM
                            $72,000 SPECIFIED AMOUNT
                      $72,000 LTC BENEFIT UNDER EOB RIDER
                       $144,000 TOTAL INITIAL LTC BENEFIT
                       VALUES--CURRENT COST OF INSURANCE


                                                           0% HYPOTHETICAL
                                                       GROSS INVESTMENT RETURN
                                              ------------------------------------------
       POLICY                                 ACCOUNT    SURRENDER    DEATH       LTC
        YEAR              AGE      PREMIUM     VALUE       VALUE     BENEFIT    BENEFIT
---------------------   --------   --------   --------   ---------   --------   --------
          1                65       33,726     30,909      28,211     72,000     144,000
          2                66            0     29,209      26,511     72,000     144,000
          3                67            0     27,441      24,743     72,000     144,000
          4                68            0     25,599      22,901     72,000     144,000
          5                69            0     23,664      20,966     72,000     144,000
          6                70            0     21,622      18,923     72,000     144,000
          7                71            0     19,456      16,758     72,000     144,000
          8                72            0     17,717      15,018     72,000     144,000
          9                73            0     15,844      13,146     72,000     144,000
         10                74            0     13,814      11,116     72,000     144,000
         11                75            0     11,591       9,433     72,000     144,000
         12                76            0      9,151       7,533     72,000     144,000
         13                77            0      6,451       5,372     72,000     144,000
         14                78            0      3,457       2,917     72,000     144,000
         15                79            0        104         104     72,000     144,000
         16                80            0          0           0          0           0
         17                81            0          0           0          0           0
         18                82            0          0           0          0           0
         19                83            0          0           0          0           0
         20                84            0          0           0          0           0
         21                85            0          0           0          0           0
         22                86            0          0           0          0           0
         23                87            0          0           0          0           0
         24                88            0          0           0          0           0
         25                89            0          0           0          0           0
         26                90            0          0           0          0           0
         27                91            0          0           0          0           0
         28                92            0          0           0          0           0
         29                93            0          0           0          0           0
         30                94            0          0           0          0           0
         31                95            0          0           0          0           0
         32                96            0          0           0          0           0
         33                97            0          0           0          0           0
         34                98            0          0           0          0           0
         35                99            0          0           0          0           0

                                    10% HYPOTHETICAL
                                GROSS INVESTMENT RETURN
                       ------------------------------------------
       POLICY          ACCOUNT    SURRENDER    DEATH       LTC
        YEAR            VALUE       VALUE     BENEFIT    BENEFIT
---------------------  --------   ---------   --------   --------
          1              34,132     31,434      72,000    144,000
          2              35,812     33,114      72,000    144,000
          3              37,602     34,904      72,000    144,000
          4              39,519     36,821      72,000    144,000
          5              41,574     38,876      72,000    144,000
          6              43,785     41,086      72,944    144,944
          7              46,149     43,451      74,954    146,954
          8              48,959     46,261      77,561    149,561
          9              51,934     49,236      80,300    152,300
         10              55,082     52,384      83,192    155,192
         11              58,408     56,249      86,244    158,244
         12              61,925     60,306      89,469    161,469
         13              65,640     64,561      92,871    164,871
         14              69,569     69,030      96,464    168,464
         15              73,720     73,720     100,248    172,248
         16              78,101     78,101     104,228    176,228
         17              82,715     82,715     108,412    180,412
         18              87,570     87,570     112,810    184,810
         19              92,669     92,669     117,442    189,442
         20              98,023     98,023     122,325    194,325
         21             103,645    103,645     127,482    199,482
         22             109,552    109,552     132,926    204,926
         23             115,759    115,759     138,668    210,668
         24             122,289    122,289     144,719    216,719
         25             129,166    129,166     151,092    223,092
         26             136,424    136,424     157,800    229,800
         27             144,095    144,095     164,843    236,843
         28             152,217    152,217     172,221    244,221
         29             160,833    160,833     179,926    251,926
         30             169,974    169,974     187,923    259,923
         31             179,641    179,641     196,153    268,153
         32             189,240    189,240     203,958    275,958
         33             199,213    199,213     211,881    283,881
         34             210,000    210,000     220,573    292,573
         35             221,820    221,820     230,693    302,693



ASSUMPTIONS:



(1) assumes no Policy loans have been made.



(2) values reflect current cost of insurance charges and current monthly expense charges.



(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions.



(4) Death Benefit reflects current Internal Revenue Code requirements based on the cash value accumulation test.

(5) when the Surrender Value is zero, the Policy might lapse in accordance with the Grace Period provisions unless sufficient additional Premium is paid.



    THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RETURNS WILL FLUCTUATE OVER TIME AND LIKELY WILL BE BOTH POSITIVE AND NEGATIVE. DEPENDING UPON THE TIMING, THE OWNERS' ALLOCATIONS TO EACH FUND, THE FUNDS' RATES OF RETURN AND DEGREE OF FLUCTUATION; THE ACTUAL VALUES COULD BE SUBSTANTIALLY LESS THAN THOSE SHOWN, AND MAY, UNDER CERTAIN CIRCUMSTANCES, RESULT IN LAPSE OF THE POLICY UNLESS THE OWNER PAYS MORE THAN THE STATED PREMIUM. THE DEATH BENEFIT, POLICY ACCOUNT VALUE, SURRENDER VALUE, AND LTC BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0% AND 10% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY THE LINCOLN NATIONAL LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

                                        CONTRACT PURCHASES                     MORTALITY & EXPENSE CHARGES  CONTRACT REDEMPTIONS
                                        DUE FROM THE LINCOLN                   PAYABLE TO THE LINCOLN       DUE TO THE LINCOLN
                                        NATIONAL LIFE                          NATIONAL LIFE                NATIONAL LIFE
SUBACCOUNT                 INVESTMENTS  INSURANCE COMPANY     TOTAL ASSETS     INSURANCE COMPANY            INSURANCE COMPANY
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital
   Appreciation            $3,041,097   $              1,403  $     3,042,500  $                       202  $                 --
AIM V.I. Diversified
   Income                     613,538                      6          613,544                           40                    --
AIM V.I. Growth            20,608,450                     --       20,608,450                        1,341               336,674
AIM V.I. International
   Equity                   3,304,417                     --        3,304,417                          216                86,633
AIM V.I. Value             31,247,295                 52,022       31,299,317                        2,041                    --
AFIS Growth Class 2        19,757,870                111,019       19,868,889                        1,317                    --
AFIS Growth -- Income
   Class 2                 13,813,218                 42,368       13,855,586                          909                    --
AFIS Global Small
   Capitalization
   Class 2                  2,456,168                 39,513        2,495,681                          165                    --
AFIS International
   Class 2                    252,861                  1,905          254,766                           16                    --
AVPSF Premier Growth           50,437                 31,035           81,472                            4                    --
AVPSF Growth and Income     1,077,193                     --        1,077,193                           69               342,763
AVPSF AllianceBernstein
   Small Cap Value             98,551                    457           99,008                            6                    --
AVPSF Technology               21,876                      9           21,885                            1                    --
Baron Capital Asset
   Insurance Shares         2,917,815                  5,500        2,923,315                          193                    --
Deutsche VIT EAFE Equity
   Index                    2,483,046                  7,532        2,490,578                          162                    --
Deutsche VIT Equity 500
   Index                   37,701,445                 72,713       37,774,158                        2,460                    --
Deutsche VIT Small Cap
   Index                    3,904,037                 15,893        3,919,930                          253                    --
DGPF High Yield             1,245,203                 11,201        1,256,404                           82                    --
DGPF Devon                    333,745                     --          333,745                           21                     6
DGPF Emerging Markets       1,674,453                     --        1,674,453                          105                 2,748
DGPF Growth and Income         20,691                      9           20,700                            1                    --
DGPF Small Cap Value       10,555,606                     --       10,555,606                          686               241,057
DGPF REIT                   1,940,048                  3,686        1,943,734                          126                    --
DGPF Trend                 14,186,266                     --       14,186,266                          929               216,199
DGPF U.S. Growth                3,562                     --            3,562                           --                    --
Fidelity VIP
   Equity-Income            4,821,433                    935        4,822,368                          319                    --
Fidelity VIP
   Equity-Income Service
   Class                      136,831                  3,617          140,448                            8                    --
Fidelity VIP Growth
   Service Class            3,151,735                 80,835        3,232,570                          212                    --
Fidelity VIP High Income
   Service Class            1,614,721                    261        1,614,982                          106                    --
Fidelity VIP Overseas
   Service Class               34,588                  9,345           43,933                            2                    --
Fidelity VIP II Asset
   Manager                    877,809                     --          877,809                           58                   382
Fidelity VIP II
   Contrafund Service
   Class                   11,590,547                 63,126       11,653,673                          748                    --
Fidelity VIP II
   Investment Grade Bond    3,163,646                 22,785        3,186,431                          207                    --
Fidelity VIP III Growth
   Opportunities Service
   Class                    4,225,445                    349        4,225,794                          271                    --

See accompanying notes.


SUBACCOUNT                 NET ASSETS
-------------------------
AIM V.I. Capital
   Appreciation            $      3,042,298
AIM V.I. Diversified
   Income                           613,504
AIM V.I. Growth                  20,270,435
AIM V.I. International
   Equity                         3,217,568
AIM V.I. Value                   31,297,276
AFIS Growth Class 2              19,867,572
AFIS Growth -- Income
   Class 2                       13,854,677
AFIS Global Small
   Capitalization
   Class 2                        2,495,516
AFIS International
   Class 2                          254,750
AVPSF Premier Growth                 81,468
AVPSF Growth and Income             734,361
AVPSF AllianceBernstein
   Small Cap Value                   99,002
AVPSF Technology                     21,884
Baron Capital Asset
   Insurance Shares               2,923,122
Deutsche VIT EAFE Equity
   Index                          2,490,416
Deutsche VIT Equity 500
   Index                         37,771,698
Deutsche VIT Small Cap
   Index                          3,919,677
DGPF High Yield                   1,256,322
DGPF Devon                          333,718
DGPF Emerging Markets             1,671,600
DGPF Growth and Income               20,699
DGPF Small Cap Value             10,313,863
DGPF REIT                         1,943,608
DGPF Trend                       13,969,138
DGPF U.S. Growth                      3,562
Fidelity VIP
   Equity-Income                  4,822,049
Fidelity VIP
   Equity-Income Service
   Class                            140,440
Fidelity VIP Growth
   Service Class                  3,232,358
Fidelity VIP High Income
   Service Class                  1,614,876
Fidelity VIP Overseas
   Service Class                     43,931
Fidelity VIP II Asset
   Manager                          877,369
Fidelity VIP II
   Contrafund Service
   Class                         11,652,925
Fidelity VIP II
   Investment Grade Bond          3,186,224
Fidelity VIP III Growth
   Opportunities Service
   Class                          4,225,523
See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2001

                                        CONTRACT PURCHASES                     MORTALITY & EXPENSE CHARGES  CONTRACT REDEMPTIONS
                                        DUE FROM THE LINCOLN                   PAYABLE TO THE LINCOLN       DUE TO THE LINCOLN
                                        NATIONAL LIFE                          NATIONAL LIFE                NATIONAL LIFE
SUBACCOUNT                 INVESTMENTS  INSURANCE COMPANY     TOTAL ASSETS     INSURANCE COMPANY            INSURANCE COMPANY
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen
   Series Balanced         $16,269,820  $                 --  $    16,269,820  $                     1,069  $              3,347
Janus Aspen
   Series Worldwide
   Growth                  20,170,005                 45,602       20,215,607                        1,311                    --
Janus Aspen
   Series Aggressive
   Growth Service Shares       55,489                     24           55,513                            3                    --
Janus Aspen
   Series Balanced
   Service Shares             685,999                     --          685,999                           43               203,769
Janus Aspen
   Series Global
   Technology Service
   Shares                   2,018,315                    219        2,018,534                          133                    --
Janus Aspen
   Series Worldwide
   Growth Service Shares      718,572                     --          718,572                           47               144,901
LN Aggressive Growth            3,212                      4            3,216                           --                    --
LN Bond                    19,368,911                     --       19,368,911                        1,237               389,736
LN Capital Appreciation     7,436,807                 59,476        7,496,283                          492                    --
LN Equity-Income            2,568,053                 59,379        2,627,432                          172                    --
LN Global Asset
   Allocation                 519,917                    230          520,147                           34                    --
LN International               14,731                  1,957           16,688                            1                    --
LN Money Market            40,460,079              1,254,212       41,714,291                        2,723                    --
LN Social Awareness         1,360,889                     --        1,360,889                           87                 4,337
MFS VIT Capital
   Opportunities               97,934                  3,191          101,125                            6                    --
MFS VIT Emerging Growth    14,147,961                 52,702       14,200,663                          925                    --
MFS VIT Total Return       10,907,706                 64,720       10,972,426                          722                    --
MFS VIT Utilities           6,201,856                 52,719        6,254,575                          409                    --
NB AMT Mid-Cap Growth       7,968,259                 57,041        8,025,300                          521                    --
NB AMT Partners             1,269,176                  9,162        1,278,338                           84                    --
NB AMT Regency                 89,943                  2,396           92,339                            5                    --
OCC Accumulation Global
   Equity                     729,185                 13,803          742,988                           48                    --
OCC Accumulation Managed      861,263                     --          861,263                           57                   937
Putnam VT Growth and
   Income Class IB            281,949                      9          281,958                           18                    --
Putnam VT Health Sciences
   Class IB                   117,670                  2,815          120,485                            9                    --
Templeton Asset Strategy      347,657                     --          347,657                           23                   664
Templeton International
   Securities               3,223,302                     --        3,223,302                          211                   323
Templeton International
   Securities Class 2       4,627,842                  3,010        4,630,852                          298                    --
Templeton Growth
   Securities                 972,283                 23,457          995,740                           63                    --
Templeton Growth
   Securities Class 2         904,243                     --          904,243                           60                 2,625
Franklin Smalll Cap           161,027                  2,689          163,716                           10                    --


SUBACCOUNT                 NET ASSETS
-------------------------
Janus Aspen
   Series Balanced         $     16,265,404
Janus Aspen
   Series Worldwide
   Growth                        20,214,296
Janus Aspen
   Series Aggressive
   Growth Service Shares             55,510
Janus Aspen
   Series Balanced
   Service Shares                   482,187
Janus Aspen
   Series Global
   Technology Service
   Shares                         2,018,401
Janus Aspen
   Series Worldwide
   Growth Service Shares            573,624
LN Aggressive Growth                  3,216
LN Bond                          18,977,938
LN Capital Appreciation           7,495,791
LN Equity-Income                  2,627,260
LN Global Asset
   Allocation                       520,113
LN International                     16,687
LN Money Market                  41,711,568
LN Social Awareness               1,356,465
MFS VIT Capital
   Opportunities                    101,119
MFS VIT Emerging Growth          14,199,738
MFS VIT Total Return             10,971,704
MFS VIT Utilities                 6,254,166
NB AMT Mid-Cap Growth             8,024,779
NB AMT Partners                   1,278,254
NB AMT Regency                       92,334
OCC Accumulation Global
   Equity                           742,940
OCC Accumulation Managed            860,269
Putnam VT Growth and
   Income Class IB                  281,940
Putnam VT Health Sciences
   Class IB                         120,476
Templeton Asset Strategy            346,970
Templeton International
   Securities                     3,222,768
Templeton International
   Securities Class 2             4,630,554
Templeton Growth
   Securities                       995,677
Templeton Growth
   Securities Class 2               901,558
Franklin Smalll Cap                 163,706

                                          AFFILIATED    NON-AFFILIATED
----------------------------------------------------------------------
Investments at Cost                       $106,531,929   $325,613,104
Investments at Market                      101,692,173    265,793,525

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 1999, 2000 AND 2001

                      AIM           AIM                       AIM                                        AFIS        AFIS
                      V.I.          V.I.         AIM          V.I.           AIM           AFIS          GROWTH-     GLOBAL SMALL
                      CAPITAL       DIVERSIFIED  V.I.         INTERNATIONAL  V.I.          GROWTH        INCOME      CAPITALIZATION
                      APPRECIATION  INCOME       GROWTH       EQUITY         VALUE         CLASS 2       CLASS 2     CLASS 2
                      SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT  SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED
   DECEMBER 31, 1999
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income            $    2,374   $   28,453   $    19,481  $         827  $     32,972  $         --  $        5  $           --
  - Dividends from
     net realized
     gains on
     investments           74,078           --       341,494          3,472       172,422         1,059         211             107
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                 (14,995)      (2,683)      (21,104)            --       (29,392)           --          --              --
  - VUL-CV                     --           --        (9,893)          (195)      (10,866)           --          --              --
  - VUL-DB                     --           --           (18)            (2)          (23)           (8)         (2)             (2)
                       ----------   ----------   -----------  -------------  ------------  ------------  ----------  --------------
NET INVESTMENT
   INCOME (LOSS)           61,457       25,770       329,960          4,102       165,113         1,051         214             105
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments           57,689       (1,348)       82,345            282        94,081             2          (1)              6
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments          894,541      (32,495)    1,409,677         33,598     1,487,488           622        (100)            195
--------------------   ----------   ----------   -----------  -------------  ------------  ------------  ----------  --------------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS            952,230      (33,843)    1,492,022         33,880     1,581,569           624        (101)            201
--------------------   ----------   ----------   -----------  -------------  ------------  ------------  ----------  --------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS     $1,013,687   $   (8,073)  $ 1,821,982  $      37,982  $  1,746,682  $      1,675  $      113  $          306
--------------------   ==========   ==========   ===========  =============  ============  ============  ==========  ==============
YEAR ENDED
   DECEMBER 31, 2000
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income            $       --   $   35,222   $     1,880  $       4,674  $     32,859  $         --  $       28  $           26
  - Dividends from
     net realized
     gains on
     investments          100,355           --       651,955        119,634     1,144,727           457         243             192
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                 (32,194)      (4,088)      (41,157)            --       (52,192)           --          --              --
  - VUL-CV                     --           --       (86,204)        (6,449)     (105,345)      (12,601)     (3,313)         (1,466)
  - VUL-DB                     --           --        (8,721)        (1,958)      (13,805)       (4,327)     (1,579)           (883)
                       ----------   ----------   -----------  -------------  ------------  ------------  ----------  --------------
NET INVESTMENT
   INCOME (LOSS)           68,161       31,134       517,753        115,901     1,006,244       (16,471)     (4,621)         (2,131)
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments          139,558       (6,608)       90,773         11,065        54,495       (46,343)       (364)        (43,833)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments         (667,068)     (24,290)   (5,829,383)      (463,543)   (5,395,607)     (394,729)     95,631         (91,714)
--------------------   ----------   ----------   -----------  -------------  ------------  ------------  ----------  --------------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS           (527,510)     (30,898)   (5,738,610)      (452,478)   (5,341,112)     (441,072)     95,267        (135,547)
--------------------   ----------   ----------   -----------  -------------  ------------  ------------  ----------  --------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS     $ (459,349)  $      236   $(5,220,857) $    (336,577) $ (4,334,868) $   (457,543) $   90,646  $     (137,678)
--------------------   ==========   ==========   ===========  =============  ============  ============  ==========  ==============
YEAR ENDED
   DECEMBER 31, 2001
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income            $  243,083   $   42,381   $    46,740  $      10,918  $     40,452  $     61,269  $  150,195  $        9,979
  - Dividends from
     net realized
     gains on
     investments               --           --            --         85,381       614,061     3,503,913     842,379          79,181
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                 (24,921)      (4,790)      (28,434)            --       (47,123)           --          --              --
  - VUL-CV, VUL-CV
     II, VUL-CV II
     Elite                     --           --       (93,666)       (13,543)     (135,018)      (64,017)    (44,022)         (5,466)
  - VUL-DB, VL-DB
     Elite                     --           --       (27,198)        (8,085)      (41,389)      (37,633)    (20,101)         (4,717)
  - VUL-MG                     --           --            (3)            (3)           (3)           (3)         (3)             (3)
                       ----------   ----------   -----------  -------------  ------------  ------------  ----------  --------------
NET INVESTMENT
   INCOME (LOSS)          218,162       37,591      (102,561)        74,668       430,980     3,463,529     928,448          78,974
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments          (37,136)      (8,126)   (1,125,289)      (425,723)     (472,353)     (394,227)    (85,800)       (120,286)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments       (1,068,855)     (13,686)   (6,904,313)      (340,420)   (3,876,000)   (5,097,179)   (729,386)        (32,865)
--------------------   ----------   ----------   -----------  -------------  ------------  ------------  ----------  --------------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS         (1,105,991)     (21,812)   (8,029,602)      (766,143)   (4,348,353)   (5,491,406)   (815,186)       (153,151)
--------------------   ----------   ----------   -----------  -------------  ------------  ------------  ----------  --------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS     $ (887,829)  $   15,779   $(8,132,163) $    (691,475) $ (3,917,373) $ (2,027,877) $  113,262  $      (74,177)
--------------------   ==========   ==========   ===========  =============  ============  ============  ==========  ==============

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF OPERATIONS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 2000 AND 2001

                                                                                            BARON
                                                             AVPSF                          CAPITAL     DEUTSCHE      DEUTSCHE
                      AFIS           AVPSF       AVPSF       ALLIANCEBERNSTEIN              ASSET       VIT           VIT
                      INTERNATIONAL  PREMIER     GROWTH AND  SMALL CAP          AVPSF       INSURANCE   EAFE          EQUITY
                      CLASS 2        GROWTH      INCOME      VALUE              TECHNOLOGY  SHARES      EQUITY INDEX  500 INDEX
                      SUBACCOUNT     SUBACCOUNT  SUBACCOUNT  SUBACCOUNT         SUBACCOUNT  SUBACCOUNT  SUBACCOUNT    SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED
   DECEMBER 31, 1999
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $          --  $       --  $       --  $              --  $       --  $        1  $      9,596  $    125,411
  - Dividends from
     net realized
     gains on
     investments                 --          --          --                 --          --          11        17,927        58,975
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                        --          --          --                 --          --          --            --       (57,431)
  - VUL-CV                       --          --          --                 --          --        (263)         (654)      (12,968)
  - VUL-DB                       --          --          --                 --          --          (2)           (3)          (13)
                      -------------  ----------  ----------  -----------------  ----------  ----------  ------------  ------------
NET INVESTMENT
   INCOME (LOSS)                 --          --          --                 --          --        (253)       26,866       113,974
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments                 --          --          --                 --          --        (623)        2,214       121,178
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                 --          --          --                 --          --      29,918        39,201     1,738,936
--------------------  -------------  ----------  ----------  -----------------  ----------  ----------  ------------  ------------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS                   --          --          --                 --          --      29,295        41,415     1,860,114
--------------------  -------------  ----------  ----------  -----------------  ----------  ----------  ------------  ------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $          --  $       --  $       --  $              --  $       --  $   29,042  $     68,281  $  1,974,088
--------------------  =============  ==========  ==========  =================  ==========  ==========  ============  ============
YEAR ENDED
   DECEMBER 31, 2000
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $          --  $       --  $       --  $              --  $       --  $       --  $         --  $      7,722
  - Dividends from
     net realized
     gains on
     investments                 --          --          --                 --          --       1,627        24,441         9,669
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                        --          --          --                 --          --          --            --       (87,425)
  - VUL-CV                       --          --          --                 --          --      (4,693)       (8,349)     (107,100)
  - VUL-DB                       --          --          --                 --          --        (477)         (862)       (7,127)
                      -------------  ----------  ----------  -----------------  ----------  ----------  ------------  ------------
NET INVESTMENT
   INCOME (LOSS)                 --          --          --                 --          --      (3,543)       15,230      (184,261)
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments                 --          --          --                 --          --       6,090       (13,638)      226,998
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                 --          --          --                 --          --     (31,003)     (213,470)   (2,918,630)
--------------------  -------------  ----------  ----------  -----------------  ----------  ----------  ------------  ------------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS                   --          --          --                 --          --     (24,913)     (227,108)   (2,691,632)
--------------------  -------------  ----------  ----------  -----------------  ----------  ----------  ------------  ------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $          --  $       --  $       --  $              --  $       --  $  (28,456) $   (211,878) $ (2,875,893)
--------------------  =============  ==========  ==========  =================  ==========  ==========  ============  ============
YEAR ENDED
   DECEMBER 31, 2001
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $          --  $       --  $       --  $              --  $       --  $       --  $         --  $    299,706
  - Dividends from
     net realized
     gains on
     investments                 --          --          --                 --          --       6,706            --        31,238
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                        --          --          --                 --          --          --            --       (79,319)
  - VUL-CV, VUL-CV
     II, VUL-CV II
     Elite                     (113)        (12)       (308)               (70)         (4)     (9,532)      (10,374)     (147,407)
  - VUL-DB, VL-DB
     Elite                      (51)        (21)        (89)               (15)        (17)     (3,639)       (2,604)      (25,132)
  - VUL-MG                       (3)         (3)         (3)                (3)         (3)         --            (3)           (3)
                      -------------  ----------  ----------  -----------------  ----------  ----------  ------------  ------------
NET INVESTMENT
   INCOME (LOSS)               (167)        (36)       (400)               (88)        (24)     (6,465)      (12,981)       79,083
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments                 (5)         16          82                233          13       3,435      (198,137)     (587,211)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments              3,755       1,024       7,363              6,159         807     261,352      (252,785)   (3,822,243)
--------------------  -------------  ----------  ----------  -----------------  ----------  ----------  ------------  ------------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS                3,750       1,040       7,445              6,392         820     264,787      (450,922)   (4,409,454)
--------------------  -------------  ----------  ----------  -----------------  ----------  ----------  ------------  ------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $       3,583  $    1,004  $    7,045  $           6,304  $      796  $  258,322  $   (463,903) $ (4,330,371)
--------------------  =============  ==========  ==========  =================  ==========  ==========  ============  ============

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF OPERATIONS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 2000 AND 2001

                      DEUTSCHE
                      VIT                                 DGPF        DGPF        DGPF
                      SMALL       DGPF        DGPF        EMERGING    GROWTH AND  SMALL       DGPF        DGPF
                      CAP INDEX   HIGH YIELD  DEVON       MARKETS     INCOME      CAP VALUE   REIT        TREND
                      SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------
YEAR ENDED
   DECEMBER 31, 1999
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $    4,719  $    4,476  $       --  $      747     $ --     $    7,394  $       --  $        46
  - Dividends from
     net realized
     gains on
     investments          13,510          --          --          --       --          3,033          --           --
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                     --          --          --      (1,046)      --         (8,959)         --       (7,115)
  - VUL-CV                  (508)       (308)        (57)       (395)      --           (600)        (15)      (1,652)
  - VUL-DB                    (2)         (2)         (2)         (6)      --             (2)         (2)          (5)
                      ----------  ----------  ----------  ----------     ----     ----------  ----------  -----------
NET INVESTMENT
   INCOME (LOSS)          17,719       4,166         (59)       (700)      --            866         (17)      (8,726)
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments             614        (227)        140         618       --        (14,536)        (19)      22,249
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments          38,073      (3,867)        812     106,630       --        (17,712)         47      899,442
--------------------  ----------  ----------  ----------  ----------     ----     ----------  ----------  -----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS            38,687      (4,094)        952     107,248       --        (32,248)         28      921,691
--------------------  ----------  ----------  ----------  ----------     ----     ----------  ----------  -----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $   56,406  $       72  $      893  $  106,548     $ --     $  (31,382) $       11  $   912,965
--------------------  ==========  ==========  ==========  ==========     ====     ==========  ==========  ===========
YEAR ENDED
   DECEMBER 31, 2000
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $    2,149  $    8,817  $    1,671  $   11,946     $ --     $   33,143  $      990  $        --
  - Dividends from
     net realized
     gains on
     investments           8,915          --          --          --       --         41,385          --      353,085
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                     --          --          --      (2,314)      --        (13,692)         --      (21,899)
  - VUL-CV                (8,986)     (2,673)     (1,449)     (3,787)      --        (14,337)     (1,069)     (37,969)
  - VUL-DB                (1,117)       (399)         (9)       (782)      --         (2,147)       (123)      (4,792)
                      ----------  ----------  ----------  ----------     ----     ----------  ----------  -----------
NET INVESTMENT
   INCOME (LOSS)             961       5,745         213       5,063       --         44,352        (202)     288,425
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments          19,708      (6,991)        236      17,360       --         24,242       4,794      147,718
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments         (83,719)    (76,502)    (30,803)   (259,199)      --        721,013      38,476   (2,279,088)
--------------------  ----------  ----------  ----------  ----------     ----     ----------  ----------  -----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS           (64,011)    (83,493)    (30,567)   (241,839)      --        745,255      43,270   (2,131,370)
--------------------  ----------  ----------  ----------  ----------     ----     ----------  ----------  -----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $  (63,050) $  (77,748) $  (30,354) $ (236,776)    $ --     $  789,607  $   43,068  $(1,842,945)
--------------------  ==========  ==========  ==========  ==========     ====     ==========  ==========  ===========
YEAR ENDED
   DECEMBER 31, 2001
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $   21,675  $   79,988  $    2,024  $    5,763     $ --     $   59,494  $   12,742  $        --
  - Dividends from
     net realized
     gains on
     investments         174,493          --          --          --       --             --       2,621           --
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                     --          --          --      (2,213)      --        (17,226)         --      (18,359)
  - VUL-CV, VUL-CV
     II, VUL-CV II
     Elite               (16,444)     (5,564)     (2,237)     (6,548)      (8)       (29,877)     (6,126)     (50,452)
  - VUL-DB, VL-DB
     Elite                (4,807)     (2,033)        (87)     (1,837)      (2)        (8,914)     (2,465)     (19,164)
  - VUL-MG                    (3)         (3)         --          --       (3)            (3)         (3)          (3)
                      ----------  ----------  ----------  ----------     ----     ----------  ----------  -----------
NET INVESTMENT
   INCOME (LOSS)         174,914      72,388        (300)     (4,835)     (13)         3,474       6,769      (87,978)
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments         (32,455)    (90,590)    (16,195)    (83,705)       8        150,851      20,945     (485,973)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments         (37,140)    (40,817)    (14,853)    144,753      397        675,706      84,538   (1,111,266)
--------------------  ----------  ----------  ----------  ----------     ----     ----------  ----------  -----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS           (69,595)   (131,407)    (31,048)     61,048      405        826,557     105,483   (1,597,239)
--------------------  ----------  ----------  ----------  ----------     ----     ----------  ----------  -----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $  105,319  $  (59,019) $  (31,348) $   56,213     $392     $  830,031  $  112,252  $(1,685,217)
--------------------  ==========  ==========  ==========  ==========     ====     ==========  ==========  ===========

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF OPERATIONS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 2000 AND 2001

                                              FIDELITY                      FIDELITY
                                  FIDELITY    VIP            FIDELITY       VIP            FIDELITY       FIDELITY    FIDELITY
                      DGPF        VIP         EQUITY-        VIP            HIGH           VIP            VIP II      VIP II
                      U.S.        EQUITY-     INCOME         GROWTH         INCOME         OVERSEAS       ASSET       CONTRAFUND
                      GROWTH      INCOME      SERVICE CLASS  SERVICE CLASS  SERVICE CLASS  SERVICE CLASS  MANAGER     SERVICE CLASS
                      SUBACCOUNT  SUBACCOUNT  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT  SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED
   DECEMBER 31, 1999
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income              $ --     $   18,261     $   --      $          --  $          --      $ --       $    4,204   $        --
  - Dividends from
     net realized
     gains on
     investments           --         40,365         --                 --             --        --            5,324            --
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                  --        (23,929)        --                 --             --        --           (3,903)           --
  - VUL-CV                 --             --         --                 --             --        --               --        (3,052)
  - VUL-DB                 --             --         --                 --             --        --               --            (8)
                         ----     ----------     ------      -------------  -------------      ----       ----------   -----------
NET INVESTMENT
   INCOME (LOSS)           --         34,697         --                 --             --        --            5,625        (3,060)
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments           --          5,664         --                 --             --        --            1,235         8,471
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments           --        (12,316)        --                 --             --        --           55,916       213,827
--------------------     ----     ----------     ------      -------------  -------------      ----       ----------   -----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS             --         (6,652)        --                 --             --        --           57,151       222,298
--------------------     ----     ----------     ------      -------------  -------------      ----       ----------   -----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS       $ --     $   28,045     $   --      $          --  $          --      $ --       $   62,776   $   219,238
--------------------     ====     ==========     ======      =============  =============      ====       ==========   ===========
YEAR ENDED
   DECEMBER 31, 2000
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income              $ --     $   74,690     $   --      $          --  $          --      $ --       $   27,005   $     9,657
  - Dividends from
     net realized
     gains on
     investments           --        281,392         --                 --             --        --           63,622       350,540
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                  --        (37,371)        --                 --             --        --           (7,387)           --
  - VUL-CV                 --             --         --             (1,221)          (521)       --               --       (35,895)
  - VUL-DB                 --             --         --               (788)          (381)       --               --        (5,069)
                         ----     ----------     ------      -------------  -------------      ----       ----------   -----------
NET INVESTMENT
   INCOME (LOSS)           --        318,711         --             (2,009)          (902)       --           83,240       319,233
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments           --        (29,769)        --             (2,186)        (3,001)       --           (1,945)      (26,825)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments           --         94,901         --           (118,457)       (53,551)       --         (126,313)     (817,993)
--------------------     ----     ----------     ------      -------------  -------------      ----       ----------   -----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS             --         65,132         --           (120,643)       (56,552)       --         (128,258)     (844,818)
--------------------     ----     ----------     ------      -------------  -------------      ----       ----------   -----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS       $ --     $  383,843     $   --      $    (122,652) $     (57,454)     $ --       $  (45,018)  $  (525,585)
--------------------     ====     ==========     ======      =============  =============      ====       ==========   ===========
YEAR ENDED
   DECEMBER 31, 2001
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income              $ --     $   86,294     $   --      $          --  $      74,718      $ --       $   35,348   $    55,371
  - Dividends from
     net realized
     gains on
     investments           --        242,445         --            107,546             --        --           13,255       221,486
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                  --        (39,828)        --                 --             --        --           (6,958)           --
  - VUL-CV, VUL-CV
     II, VUL-CV II
     Elite                 (3)            --        (52)            (9,324)        (5,121)      (24)              --       (56,085)
  - VUL-DB, VL-DB
     Elite                 (2)            --        (14)            (8,044)        (3,649)       (7)              --       (16,073)
  - VUL-MG                 (3)            --         (3)                (3)            --        (3)              --            (3)
                         ----     ----------     ------      -------------  -------------      ----       ----------   -----------
NET INVESTMENT
   INCOME (LOSS)           (8)       288,911        (69)            90,175         65,948       (34)          41,645       204,696
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments            9        (52,497)         5            (93,606)       (63,212)       13          (20,998)     (215,631)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments          325       (534,784)     2,802           (352,036)      (161,147)      770          (64,795)   (1,103,728)
--------------------     ----     ----------     ------      -------------  -------------      ----       ----------   -----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS            334       (587,281)     2,807           (445,642)      (224,359)      783          (85,793)   (1,319,359)
--------------------     ----     ----------     ------      -------------  -------------      ----       ----------   -----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS       $326     $ (298,370)    $2,738      $    (355,467) $    (158,411)     $749       $  (44,148)  $(1,114,663)
--------------------     ====     ==========     ======      =============  =============      ====       ==========   ===========

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF OPERATIONS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 2000 AND 2001

                                                                             JANUS                           JANUS
                                  FIDELITY                     JANUS         ASPEN           JANUS           ASPEN
                      FIDELITY    VIP III        JANUS         ASPEN         SERIES          ASPEN           SERIES
                      VIP II      GROWTH         ASPEN         SERIES        AGGRESSIVE      SERIES          GLOBAL
                      INVESTMENT  OPPORTUNITIES  SERIES        WORLDWIDE     GROWTH          BALANCED        TECHNOLOGY
                      GRADE BOND  SERVICE CLASS  BALANCED      GROWTH        SERVICE SHARES  SERVICE SHARES  SERVICE SHARES
                      SUBACCOUNT  SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
YEAR ENDED
   DECEMBER 31, 1999
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $   21,279  $          --  $     31,010  $          3      $   --          $   --      $           --
  - Dividends from
     net realized
     gains on
     investments           6,676             --            --            --          --              --                  --
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                (11,282)            --            --            --          --              --                  --
  - VUL-CV                    --         (1,669)       (3,457)       (4,060)         --              --                  --
  - VUL-DB                    --             (2)          (11)          (14)         --              --                  --
                      ----------  -------------  ------------  ------------      ------          ------      --------------
NET INVESTMENT
   INCOME (LOSS)          16,673         (1,671)       27,542        (4,071)         --              --                  --
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments          (6,618)        (2,551)       15,984        13,553          --              --                  --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments         (28,284)        35,718       187,623       718,343          --              --                  --
--------------------  ----------  -------------  ------------  ------------      ------          ------      --------------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS           (34,902)        33,167       203,607       731,896          --              --                  --
--------------------  ----------  -------------  ------------  ------------      ------          ------      --------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $  (18,229) $      31,496  $    231,149  $    727,825      $   --          $   --      $           --
--------------------  ==========  =============  ============  ============      ======          ======      ==============
YEAR ENDED
   DECEMBER 31, 2000
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $  159,906  $      21,943  $    459,719  $    238,770      $   --          $   --      $        4,754
  - Dividends from
     net realized
     gains on
     investments              --        115,401       414,591       742,723          --              --                  --
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                (20,088)            --            --            --          --              --                  --
  - VUL-CV                    --        (18,599)      (45,980)      (72,583)         --              --                (862)
  - VUL-DB                    --         (1,485)      (13,633)      (15,593)         --              --                (305)
                      ----------  -------------  ------------  ------------      ------          ------      --------------
NET INVESTMENT
   INCOME (LOSS)         139,818        117,260       814,697       893,317          --              --               3,587
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments         (20,058)       (44,534)      (37,050)      (35,065)         --              --              (6,470)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments         133,439       (648,551)   (1,161,208)   (4,001,340)         --              --            (161,220)
--------------------  ----------  -------------  ------------  ------------      ------          ------      --------------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS           113,381       (693,085)   (1,198,258)   (4,036,405)         --              --            (167,690)
--------------------  ----------  -------------  ------------  ------------      ------          ------      --------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $  253,199  $    (575,825) $   (383,561) $ (3,143,088)     $   --          $   --      $     (164,103)
--------------------  ==========  =============  ============  ============      ======          ======      ==============
YEAR ENDED
   DECEMBER 31, 2001
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $  154,762  $       9,052  $    398,228  $     98,669      $   --          $3,490      $       11,274
  - Dividends from
     net realized
     gains on
     investments              --             --            --            --          --              --                  --
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                (24,102)            --            --            --          --              --                  --
  - VUL-CV, VUL-CV
     II, VUL-CV II
     Elite                    --        (24,364)      (75,176)     (105,845)        (28)           (139)            (10,012)
  - VUL-DB, VL-DB
     Elite                    --         (4,367)      (36,349)      (39,481)         (2)            (19)             (3,650)
  - VUL-MG                    --             --            --            --          (3)             (3)                 --
                      ----------  -------------  ------------  ------------      ------          ------      --------------
NET INVESTMENT
   INCOME (LOSS)         130,660        (19,679)      286,703       (46,657)        (33)          3,329              (2,388)
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments          14,147       (155,649)     (178,380)     (608,287)         47               5            (225,309)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments          71,719       (404,657)     (822,118)   (4,121,807)      1,458            (678)           (570,229)
--------------------  ----------  -------------  ------------  ------------      ------          ------      --------------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS            85,866       (560,306)   (1,000,498)   (4,730,094)      1,505            (673)           (795,538)
--------------------  ----------  -------------  ------------  ------------      ------          ------      --------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $  216,526  $    (579,985) $   (713,795) $ (4,776,751)     $1,472          $2,656      $     (797,926)
--------------------  ==========  =============  ============  ============      ======          ======      ==============

                      JANUS
                      ASPEN
                      SERIES
                      WORLDWIDE
                      GROWTH
                      SERVICE SHARES
                      SUBACCOUNT
--------------------
YEAR ENDED
   DECEMBER 31, 1999
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $           --
  - Dividends from
     net realized
     gains on
     investments                  --
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                         --
  - VUL-CV                        --
  - VUL-DB                        --
                      --------------
NET INVESTMENT
   INCOME (LOSS)                  --
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments                  --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                  --
--------------------  --------------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS                    --
--------------------  --------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $           --
--------------------  ==============
YEAR ENDED
   DECEMBER 31, 2000
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $           --
  - Dividends from
     net realized
     gains on
     investments                  --
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                         --
  - VUL-CV                        --
  - VUL-DB                        --
                      --------------
NET INVESTMENT
   INCOME (LOSS)                  --
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments                  --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                  --
--------------------  --------------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS                    --
--------------------  --------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $           --
--------------------  ==============
YEAR ENDED
   DECEMBER 31, 2001
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $          369
  - Dividends from
     net realized
     gains on
     investments                  --
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                         --
  - VUL-CV, VUL-CV
     II, VUL-CV II
     Elite                      (120)
  - VUL-DB, VL-DB
     Elite                      (342)
  - VUL-MG                        (3)
                      --------------
NET INVESTMENT
   INCOME (LOSS)                 (96)
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments                 547
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments              20,633
--------------------  --------------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS                21,180
--------------------  --------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $       21,084
--------------------  ==============

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF OPERATIONS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 2000 AND 2001

                                                                           LN
                      LN                        LN             LN          GLOBAL                     LN              LN
                      AGGRESSIVE  LN            CAPITAL        EQUITY-     ASSET       LN             MONEY           SOCIAL
                      GROWTH      BOND          APPRECIATION   INCOME      ALLOCATION  INTERNATIONAL  MARKET          AWARENESS
                      SUBACCOUNT  SUBACCOUNT    SUBACCOUNT     SUBACCOUNT  SUBACCOUNT  SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED
   DECEMBER 31, 1999
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income              $ --     $     21,511  $          --  $      297  $      374      $ --       $      293,414  $    1,906
  - Dividends from
     net realized
     gains on
     investments           --               --             --          --          --        --                   --          --
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                  --               --             --          --          --        --              (34,391)         --
  - VUL-CV                 --           (1,523)        (2,227)       (153)       (133)       --              (13,538)     (1,071)
  - VUL-DB                 --               (3)           (13)         (2)         (2)       --                 (135)         (2)
                         ----     ------------  -------------  ----------  ----------      ----       --------------  ----------
NET INVESTMENT
   INCOME (LOSS)           --           19,985         (2,240)        142         239        --              245,350         833
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments           --             (144)        24,904         519          12        --                   --       2,621
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments           --          (45,375)       209,924       7,477       6,950        --                   --      41,921
--------------------     ----     ------------  -------------  ----------  ----------      ----       --------------  ----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS             --          (45,519)       234,828       7,996       6,962        --                   --      44,542
--------------------     ----     ------------  -------------  ----------  ----------      ----       --------------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS       $ --     $    (25,534) $     232,588  $    8,138  $    7,201      $ --       $      245,350  $   45,375
--------------------     ====     ============  =============  ==========  ==========      ====       ==============  ==========
YEAR ENDED
   DECEMBER 31, 2000
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income              $ --     $    494,240  $          --  $    5,315  $       --      $ --       $      931,333  $    6,836
  - Dividends from
     net realized
     gains on
     investments           --               --        216,474     139,852      18,793        --                   --      70,948
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                  --               --             --          --          --        --              (32,998)         --
  - VUL-CV                 --          (41,650)       (34,731)     (3,424)     (1,575)       --              (59,897)     (6,368)
  - VUL-DB                 --           (3,278)        (4,498)       (556)       (119)       --              (29,772)       (193)
                         ----     ------------  -------------  ----------  ----------      ----       --------------  ----------
NET INVESTMENT
   INCOME (LOSS)           --          449,312        177,245     141,187      17,099        --              808,666      71,223
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments           --           12,040         (3,150)    (15,177)    (10,778)       --                   --         916
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments           --          182,850     (1,422,694)    (54,510)    (21,545)       --                   --    (157,135)
--------------------     ----     ------------  -------------  ----------  ----------      ----       --------------  ----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS             --          194,890     (1,425,844)    (69,687)    (32,323)       --                   --    (156,219)
--------------------     ----     ------------  -------------  ----------  ----------      ----       --------------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS       $ --     $    644,202  $  (1,248,599) $   71,500  $  (15,224)     $ --       $      808,666  $  (84,996)
--------------------     ====     ============  =============  ==========  ==========      ====       ==============  ==========
YEAR ENDED
   DECEMBER 31, 2001
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income              $ --     $    752,916  $          --  $   25,168  $    1,635      $ 25       $    1,082,841  $    8,523
  - Dividends from
     net realized
     gains on
     investments           --               --        660,164      72,891      17,201        --                   --     260,060
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                  --               --             --          --          --        --              (35,414)         --
  - VUL-CV, VUL-CV
     II, VUL-CV II
     Elite                 (2)         (80,642)       (39,818)     (8,821)     (1,693)       (3)            (104,925)     (7,475)
  - VUL-DB, VL-DB
     Elite                 (3)         (23,314)       (16,996)     (5,130)       (580)       (7)             (92,566)       (978)
  - VUL-MG                 (3)              (3)            (3)         --          (3)       (3)                  (3)         (3)
                         ----     ------------  -------------  ----------  ----------      ----       --------------  ----------
NET INVESTMENT
   INCOME (LOSS)           (8)         648,957        603,347      84,108      16,560        12              849,933     260,127
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments           (4)          67,300       (426,605)    (47,428)    (14,355)       (3)                  --     (63,492)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments          417          310,194     (2,327,332)   (141,147)    (19,228)      378                   --    (298,823)
--------------------     ----     ------------  -------------  ----------  ----------      ----       --------------  ----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS            413          377,494     (2,753,937)   (188,575)    (33,583)      375                   --    (362,315)
--------------------     ----     ------------  -------------  ----------  ----------      ----       --------------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS       $405     $  1,026,451  $  (2,150,590) $ (104,467) $  (17,023)     $387       $      849,933  $ (102,188)
--------------------     ====     ============  =============  ==========  ==========      ====       ==============  ==========

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF OPERATIONS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 2000 AND 2001

                                                                                                                   OCC
                      MFS VIT        MFS VIT         MFS VIT                  NB AMT                               ACCUMULATION
                      CAPITAL        EMERGING        TOTAL       MFS VIT      MID-CAP      NB AMT      NB AMT      GLOBAL
                      OPPORTUNITIES  GROWTH          RETURN      UTILITIES    GROWTH       PARTNERS    REGENCY     EQUITY
                      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED
   DECEMBER 31, 1999
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income              $   --      $           --  $   23,209  $     7,124  $        --  $       --  $       --  $      7,695
  - Dividends from
     net realized
     gains on
     investments             --                  --      43,039       35,818           --          --          --        80,398
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                    --             (10,782)    (11,122)      (6,403)          --          --          --        (2,314)
  - VUL-CV                   --              (8,916)     (1,110)        (853)        (774)       (436)         --            --
  - VUL-DB                   --                 (10)         (9)          (3)          (2)         (2)         --            --
                         ------      --------------  ----------  -----------  -----------  ----------  ----------  ------------
NET INVESTMENT
   INCOME (LOSS)             --             (19,708)     54,007       35,683         (776)       (438)         --        85,779
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments             --              61,460       1,031       20,214        7,203      (2,057)         --         5,559
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments             --           2,881,313     (24,617)     281,617      159,991       4,883          --       (20,051)
--------------------     ------      --------------  ----------  -----------  -----------  ----------  ----------  ------------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS               --           2,942,773     (23,586)     301,831      167,194       2,826          --       (14,492)
--------------------     ------      --------------  ----------  -----------  -----------  ----------  ----------  ------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS       $   --      $    2,923,065  $   30,421  $   337,514  $   166,418  $    2,388  $       --  $     71,287
--------------------     ======      ==============  ==========  ===========  ===========  ==========  ==========  ============
YEAR ENDED
   DECEMBER 31, 2000
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income              $   --      $           --  $  118,257  $   144,644  $        --  $    1,887  $       --  $      6,950
  - Dividends from
     net realized
     gains on
     investments             --             623,582      22,034       62,373          605      40,116          --        79,742
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                    --             (31,628)    (15,806)     (13,236)          --          --          --        (5,660)
  - VUL-CV                   --             (59,376)     (7,707)     (10,712)     (21,630)     (2,683)         --            --
  - VUL-DB                   --              (6,897)     (1,237)      (2,077)      (2,775)       (440)         --            --
                         ------      --------------  ----------  -----------  -----------  ----------  ----------  ------------
NET INVESTMENT
   INCOME (LOSS)             --             525,681     115,541      180,992      (23,800)     38,880          --        81,032
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments             --             187,264       7,017       82,844       26,333     (11,776)         --        (8,348)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments             --          (4,111,546)    375,459     (105,137)    (899,317)    (21,844)         --       (39,703)
--------------------     ------      --------------  ----------  -----------  -----------  ----------  ----------  ------------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS               --          (3,924,282)    382,476      (22,293)    (872,984)    (33,620)         --       (48,051)
--------------------     ------      --------------  ----------  -----------  -----------  ----------  ----------  ------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS       $   --      $   (3,398,601) $  498,017  $   158,699  $  (896,784) $    5,260  $       --  $     32,981
--------------------     ======      ==============  ==========  ===========  ===========  ==========  ==========  ============
YEAR ENDED
   DECEMBER 31, 2001
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income              $   --      $           --  $  132,749  $   180,264  $        --  $    2,765  $       --  $         --
  - Dividends from
     net realized
     gains on
     investments             --             902,487     196,006      472,740           --      26,272          --         8,284
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                    --             (23,258)    (19,427)     (12,806)          --          --          --        (5,965)
  - VUL-CV, VUL-CV
     II, VUL-CV II
     Elite                  (61)            (65,538)    (24,809)     (22,626)     (37,596)     (5,174)        (62)           --
  - VUL-DB, VL-DB
     Elite                  (15)            (19,475)    (14,759)     (11,015)     (12,460)     (2,441)        (14)           --
  - VUL-MG                   (3)                 (3)         (3)          (3)          (3)         --          (3)           --
                         ------      --------------  ----------  -----------  -----------  ----------  ----------  ------------
NET INVESTMENT
   INCOME (LOSS)            (79)            794,213     269,757      606,554      (50,059)     21,422         (79)        2,319
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments            121            (922,522)      4,924     (211,212)    (279,650)    (10,852)        167       (18,202)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments          3,481          (5,854,580)   (237,790)  (2,049,549)  (1,234,341)    (22,302)      4,419      (102,736)
--------------------     ------      --------------  ----------  -----------  -----------  ----------  ----------  ------------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS            3,602          (6,777,102)   (232,866)  (2,260,761)  (1,513,991)    (33,154)      4,586      (120,938)
--------------------     ------      --------------  ----------  -----------  -----------  ----------  ----------  ------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS       $3,523      $   (5,982,889) $   36,891  $(1,654,207) $(1,564,050) $  (11,732) $    4,507  $   (118,619)
--------------------     ======      ==============  ==========  ===========  ===========  ==========  ==========  ============

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF OPERATIONS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 2000 AND 2001

                                    PUTNAM VT   PUTNAM VT                              TEMPLETON                  TEMPLETON
                      OCC           GROWTH AND  HEALTH      TEMPLETON   TEMPLETON      INTERNATIONAL  TEMPLETON   GROWTH
                      ACCUMULATION  INCOME      SCIENCES    ASSET       INTERNATIONAL  SECURITIES     GROWTH      SECURITIES
                      MANAGED       CLASS IB    CLASS IB    STRATEGY    SECURITIES     CLASS 2        SECURITIES  CLASS 2
                      SUBACCOUNT    SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT  SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
YEAR ENDED
   DECEMBER 31, 1999
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $      3,979  $       --  $      --   $    1,857  $      32,375  $          --  $    3,072  $       --
  - Dividends from
     net realized
     gains on
     investments             8,929          --         --       10,335        112,459             --      14,216          --
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                   (4,000)         --         --       (1,295)       (16,129)            --      (2,335)         --
  - VUL-CV                      --          --         --           --             --           (906)         --         (68)
  - VUL-DB                      --          --         --           --             --              3          --          (2)
                      ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
NET INVESTMENT
   INCOME (LOSS)             8,908          --         --       10,897        128,705           (903)     14,953         (70)
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments               851          --         --           48          6,081            (86)       (193)        196
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments            (1,286)         --         --       23,978        348,831         86,846      69,824       5,753
--------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS                (435)         --         --       24,026        354,912         86,760      69,631       5,949
--------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $      8,473  $       --  $      --   $   34,923  $     483,617  $      85,857  $   84,584  $    5,879
--------------------  ============  ==========  =========   ==========  =============  =============  ==========  ==========
YEAR ENDED
   DECEMBER 31, 2000
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $     11,432  $       --  $      --   $    7,768  $      64,609  $      35,897  $    6,163  $    1,623
  - Dividends from
     net realized
     gains on
     investments            63,838          --         --       53,229        385,338        238,489     116,468      39,429
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                   (6,506)         --         --       (2,915)       (28,127)            --      (4,680)         --
  - VUL-CV                      --          --         --           --             --        (16,576)         --      (1,544)
  - VUL-DB                      --          --         --           --             --           (932)         --        (499)
                      ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
NET INVESTMENT
   INCOME (LOSS)            68,764          --         --       58,082        421,820        256,878     117,951      39,009
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments           (14,743)         --         --       (3,291)        (3,685)       (22,074)    (44,051)     (6,551)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments            16,939          --         --      (55,632)      (506,147)      (265,839)    (38,525)    (11,681)
--------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS               2,196          --         --      (58,923)      (509,832)      (287,913)    (82,576)    (18,232)
--------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $     70,960  $       --  $      --   $     (841) $     (88,012) $     (31,035) $   35,375  $   20,777
--------------------  ============  ==========  =========   ==========  =============  =============  ==========  ==========
YEAR ENDED
   DECEMBER 31, 2001
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $     20,605  $       --  $      --   $    5,303  $     101,865  $     110,990  $   12,707  $   11,294
  - Dividends from
     net realized
     gains on
     investments                --          --         --       34,558        763,133        872,922     105,908     101,344
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                   (7,189)         --         --       (2,919)       (27,049)            --      (4,961)         --
  - VUL-CV, VUL-CV
     II, VUL-CV II
     Elite                      --        (136)       (16)          --             --        (22,984)       (172)     (3,334)
  - VUL-DB, VL-DB
     Elite                      --         (21)      (107)          --             --         (7,465)        (55)     (1,860)
  - VUL-MG                      --          (3)        (3)          --             --             --          (3)         --
                      ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
NET INVESTMENT
   INCOME (LOSS)            13,416        (160)      (126)      36,942        837,949        953,463     113,424     107,444
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments            (2,279)         35          6      (14,031)      (118,116)      (341,921)     (3,686)    (28,283)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments           (62,162)      6,709      1,044      (64,847)    (1,344,538)    (1,285,378)   (111,737)    (79,700)
--------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS             (64,441)      6,744      1,050      (78,878)    (1,462,654)    (1,627,299)   (115,423)   (107,983)
--------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $    (51,025) $    6,584  $     924   $  (41,936) $    (624,705) $    (673,836) $   (1,999) $     (539)
--------------------  ============  ==========  =========   ==========  =============  =============  ==========  ==========


                      FRANKLIN
                      SMALL CAP
                      SUBACCOUNT
--------------------
YEAR ENDED
   DECEMBER 31, 1999
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $       --
  - Dividends from
     net realized
     gains on
     investments              --
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                     --
  - VUL-CV                    --
  - VUL-DB                    --
                      ----------
NET INVESTMENT
   INCOME (LOSS)              --
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments              --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments              --
--------------------  ----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS                --
--------------------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $       --
--------------------  ==========
YEAR ENDED
   DECEMBER 31, 2000
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $       --
  - Dividends from
     net realized
     gains on
     investments              --
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                     --
  - VUL-CV                    --
  - VUL-DB                    --
                      ----------
NET INVESTMENT
   INCOME (LOSS)              --
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments              --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments              --
--------------------  ----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS                --
--------------------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $       --
--------------------  ==========
YEAR ENDED
   DECEMBER 31, 2001
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $       --
  - Dividends from
     net realized
     gains on
     investments              --
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                     --
  - VUL-CV, VUL-CV
     II, VUL-CV II
     Elite                   (98)
  - VUL-DB, VL-DB
     Elite                   (31)
  - VUL-MG                    (3)
                      ----------
NET INVESTMENT
   INCOME (LOSS)            (132)
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments             255
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments           7,702
--------------------  ----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS             7,957
--------------------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $    7,825
--------------------  ==========

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1999, 2000 AND 2001

                           AIM           AIM                       AIM                                        AFIS
                           V.I.          V.I.         AIM          V.I.           AIM           AFIS          GROWTH-
                           CAPITAL       DIVERSIFIED  V.I.         INTERNATIONAL  V.I.          GROWTH        INCOME
                           APPRECIATION  INCOME       GROWTH       EQUITY         VALUE         CLASS 2       CLASS 2
                           SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1,
   1999                    $   467,138   $  180,272   $   931,443  $         --   $  1,054,844  $         --  $         --
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                     61,457       25,770       329,960         4,102        165,113         1,051           214
  - Net realized gain
     (loss) on
     investments                57,689       (1,348)       82,345           282         94,081             2            (1)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments               894,541      (32,495)    1,409,677        33,598      1,487,488           622          (100)
-------------------------  ------------  ----------   -----------  -------------  ------------  ------------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                1,013,687       (8,073)    1,821,982        37,982      1,746,682         1,675           113
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases    2,409,008      354,673     9,187,445       178,708     12,407,218        49,345         1,320
  - Participant
     withdrawals              (324,017)     (66,027)     (901,664)       (7,977)    (1,112,168)       (2,701)         (138)
-------------------------  ------------  ----------   -----------  -------------  ------------  ------------  ------------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS         2,084,991      288,646     8,285,781       170,731     11,295,050        46,644         1,182
-------------------------  ------------  ----------   -----------  -------------  ------------  ------------  ------------
TOTAL INCREASE IN NET
   ASSETS                    3,098,678      280,573    10,107,763       208,713     13,041,732        48,319         1,295
-------------------------  ------------  ----------   -----------  -------------  ------------  ------------  ------------
NET ASSETS AT DECEMBER
   31, 1999                  3,565,816      460,845    11,039,206       208,713     14,096,576        48,319         1,295
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                     68,161       31,134       517,753       115,901      1,006,244       (16,471)       (4,621)
  - Net realized gain
     (loss) on
     investments               139,558       (6,608)       90,773        11,065         54,495       (46,343)         (364)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments              (667,068)     (24,290)   (5,829,383)     (463,543)    (5,395,607)     (394,729)       95,631
-------------------------  ------------  ----------   -----------  -------------  ------------  ------------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                 (459,349)         236    (5,220,857)     (336,577)    (4,334,868)     (457,543)       90,646
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases      917,422      163,106    18,154,950     2,411,185     21,570,568     8,032,918     2,417,815
  - Participant
     withdrawals              (418,043)     (69,305)   (2,793,693)     (283,383)    (3,671,947)     (398,473)      (80,546)
-------------------------  ------------  ----------   -----------  -------------  ------------  ------------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                499,379       93,801    15,361,257     2,127,802     17,898,621     7,634,445     2,337,269
-------------------------  ------------  ----------   -----------  -------------  ------------  ------------  ------------
TOTAL INCREASE IN NET
   ASSETS                       40,030       94,037    10,140,400     1,791,225     13,563,753     7,176,902     2,427,915
-------------------------  ------------  ----------   -----------  -------------  ------------  ------------  ------------
NET ASSETS AT DECEMBER
   31, 2000                  3,605,846      554,882    21,179,606     1,999,938     27,660,329     7,225,221     2,429,210
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                    218,162       37,591      (102,561)       74,668        430,980     3,463,529       928,448
  - Net realized gain
     (loss) on
     investments               (37,136)      (8,126)   (1,125,289)     (425,723)      (472,353)     (394,227)      (85,800)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments            (1,068,855)     (13,686)   (6,904,313)     (340,420)    (3,876,000)   (5,097,179)     (729,386)
-------------------------  ------------  ----------   -----------  -------------  ------------  ------------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                 (887,829)      15,779    (8,132,163)     (691,475)    (3,917,373)   (2,027,877)      113,262
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases      667,945      141,738    10,768,391     2,517,861     12,143,793    17,168,956    12,584,079
  - Participant
     withdrawals              (343,664)     (98,895)   (3,545,399)     (608,756)    (4,589,473)   (2,498,728)   (1,271,874)
-------------------------  ------------  ----------   -----------  -------------  ------------  ------------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                324,281       42,843     7,222,992     1,909,105      7,554,320    14,670,228    11,312,205
-------------------------  ------------  ----------   -----------  -------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS              (563,548)      58,622      (909,171)    1,217,630      3,636,947    12,642,351    11,425,467
-------------------------  ------------  ----------   -----------  -------------  ------------  ------------  ------------
NET ASSETS AT DECEMBER
   31, 2001                $ 3,042,298   $  613,504   $20,270,435  $  3,217,568   $ 31,297,276  $ 19,867,572  $ 13,854,677
=========================  ============  ==========   ===========  =============  ============  ============  ============

                           AFIS
                           GLOBAL SMALL
                           CAPITALIZATION
                           CLASS 2
                           SUBACCOUNT
-------------------------
NET ASSETS AT JANUARY 1,
   1999                    $           --
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                           105
  - Net realized gain
     (loss) on
     investments                        6
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                      195
-------------------------  --------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                         306
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases             991
  - Participant
     withdrawals                     (109)
-------------------------  --------------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS                  882
-------------------------  --------------
TOTAL INCREASE IN NET
   ASSETS                           1,188
-------------------------  --------------
NET ASSETS AT DECEMBER
   31, 1999                         1,188
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                        (2,131)
  - Net realized gain
     (loss) on
     investments                  (43,833)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                  (91,714)
-------------------------  --------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                    (137,678)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases         986,946
  - Participant
     withdrawals                  (79,260)
-------------------------  --------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                   907,686
-------------------------  --------------
TOTAL INCREASE IN NET
   ASSETS                         770,008
-------------------------  --------------
NET ASSETS AT DECEMBER
   31, 2000                       771,196
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                        78,974
  - Net realized gain
     (loss) on
     investments                 (120,286)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                  (32,865)
-------------------------  --------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                     (74,177)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases       2,142,723
  - Participant
     withdrawals                 (344,226)
-------------------------  --------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                 1,798,497
-------------------------  --------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                1,724,320
-------------------------  --------------
NET ASSETS AT DECEMBER
   31, 2001                $    2,495,516
=========================  ==============

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 2000 AND 2001

                                                                                                 BARON
                                                                  AVPSF                          CAPITAL      DEUTSCHE
                           AFIS           AVPSF       AVPSF       ALLIANCEBERNSTEIN              ASSET        VIT
                           INTERNATIONAL  PREMIER     GROWTH AND  SMALL CAP          AVPSF       INSURANCE    EAFE
                           CLASS 2        GROWTH      INCOME      VALUE              TECHNOLOGY  SHARES       EQUITY INDEX
                           SUBACCOUNT     SUBACCOUNT  SUBACCOUNT  SUBACCOUNT         SUBACCOUNT  SUBACCOUNT   SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1,
   1999                    $        --    $     --    $      --   $        --        $     --    $        --  $        --
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                         --          --           --            --              --           (253)      26,866
  - Net realized gain
     (loss) on
     investments                    --          --           --            --              --           (623)       2,214
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                    --          --           --            --              --         29,918       39,201
-------------------------  -------------  ----------  ----------  -----------------  ----------  -----------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                       --          --           --            --              --         29,042       68,281
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases           --          --           --            --              --        295,372      582,674
  - Participant
     withdrawals                    --          --           --            --              --        (25,121)     (37,848)
-------------------------  -------------  ----------  ----------  -----------------  ----------  -----------  ------------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS                --          --           --            --              --        270,251      544,826
-------------------------  -------------  ----------  ----------  -----------------  ----------  -----------  ------------
TOTAL INCREASE IN NET
   ASSETS                           --          --           --            --              --        299,293      613,107
-------------------------  -------------  ----------  ----------  -----------------  ----------  -----------  ------------
NET ASSETS AT DECEMBER
   31, 1999                         --          --           --            --              --        299,293      613,107
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                         --          --           --            --              --         (3,543)      15,230
  - Net realized gain
     (loss) on
     investments                    --          --           --            --              --          6,090      (13,638)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                    --          --           --            --              --        (31,003)    (213,470)
-------------------------  -------------  ----------  ----------  -----------------  ----------  -----------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                       --          --           --            --              --        (28,456)    (211,878)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases           --          --           --            --              --        877,721    1,307,404
  - Participant
     withdrawals                    --          --           --            --              --       (156,477)    (236,103)
-------------------------  -------------  ----------  ----------  -----------------  ----------  -----------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                     --          --           --            --              --        721,244    1,071,301
-------------------------  -------------  ----------  ----------  -----------------  ----------  -----------  ------------
TOTAL INCREASE IN NET
   ASSETS                           --          --           --            --              --        692,788      859,423
-------------------------  -------------  ----------  ----------  -----------------  ----------  -----------  ------------
NET ASSETS AT DECEMBER
   31, 2000                         --          --           --            --              --        992,081    1,472,530
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                       (167)        (36)        (400)          (88)            (24)        (6,465)     (12,981)
  - Net realized gain
     (loss) on
     investments                    (5)         16           82           233              13          3,435     (198,137)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                 3,755       1,024        7,363         6,159             807        261,352     (252,785)
-------------------------  -------------  ----------  ----------  -----------------  ----------  -----------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                    3,583       1,004        7,045         6,304             796        258,322     (463,903)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases      260,280      83,691      753,634        97,228          22,789      2,098,330    1,874,677
  - Participant
     withdrawals                (9,113)     (3,227)     (26,318)       (4,530)         (1,701)      (425,611)    (392,888)
-------------------------  -------------  ----------  ----------  -----------------  ----------  -----------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                251,167      80,464      727,316        92,698          21,088      1,672,719    1,481,789
-------------------------  -------------  ----------  ----------  -----------------  ----------  -----------  ------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS               254,750      81,468      734,361        99,002          21,884      1,931,041    1,017,886
-------------------------  -------------  ----------  ----------  -----------------  ----------  -----------  ------------
NET ASSETS AT DECEMBER
   31, 2001                $   254,750    $ 81,468    $ 734,361   $    99,002        $ 21,884    $ 2,923,122  $ 2,490,416
=========================  =============  ==========  ==========  =================  ==========  ===========  ============


                           DEUTSCHE
                           VIT
                           EQUITY
                           500 INDEX
                           SUBACCOUNT
-------------------------
NET ASSETS AT JANUARY 1,
   1999                    $ 2,828,210
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                    113,974
  - Net realized gain
     (loss) on
     investments               121,178
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments             1,738,936
-------------------------  -----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                1,974,088
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases   16,329,550
  - Participant
     withdrawals            (1,021,337)
-------------------------  -----------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS        15,308,213
-------------------------  -----------
TOTAL INCREASE IN NET
   ASSETS                   17,282,301
-------------------------  -----------
NET ASSETS AT DECEMBER
   31, 1999                 20,110,511
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                   (184,261)
  - Net realized gain
     (loss) on
     investments               226,998
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments            (2,918,630)
-------------------------  -----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS               (2,875,893)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases   17,606,419
  - Participant
     withdrawals            (4,001,013)
-------------------------  -----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS             13,605,406
-------------------------  -----------
TOTAL INCREASE IN NET
   ASSETS                   10,729,513
-------------------------  -----------
NET ASSETS AT DECEMBER
   31, 2000                 30,840,024
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                     79,083
  - Net realized gain
     (loss) on
     investments              (587,211)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments            (3,822,243)
-------------------------  -----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS               (4,330,371)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases   15,663,132
  - Participant
     withdrawals            (4,401,087)
-------------------------  -----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS             11,262,045
-------------------------  -----------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS             6,931,674
-------------------------  -----------
NET ASSETS AT DECEMBER
   31, 2001                $37,771,698
=========================  ===========

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 2000 AND 2001

                           DEUTSCHE
                           VIT                                 DGPF        DGPF        DGPF
                           SMALL       DGPF        DGPF        EMERGING    GROWTH AND  SMALL         DGPF         DGPF
                           CAP INDEX   HIGH YIELD  DEVON       MARKETS     INCOME      CAP VALUE     REIT         TREND
                           SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1,
   1999                    $       --  $       --  $      --   $   13,744  $     --    $    280,167  $        --  $    337,341
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                    17,719       4,166        (59)        (700)       --             866          (17)       (8,726)
  - Net realized gain
     (loss) on
     investments                  614        (227)       140          618        --         (14,536)         (19)       22,249
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments               38,073      (3,867)       812      106,630        --         (17,712)          47       899,442
-------------------------  ----------  ----------  ----------  ----------  ----------  ------------  -----------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                  56,406          72        893      106,548        --         (31,382)          11       912,965
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases     459,957     202,822     70,663      667,277        --       2,370,132        9,578     2,605,257
  - Participant
     withdrawals              (16,234)    (11,012)    (2,381)     (44,689)       --        (266,984)        (739)     (202,326)
-------------------------  ----------  ----------  ----------  ----------  ----------  ------------  -----------  ------------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS          443,723     191,810     68,282      622,588        --       2,103,148        8,839     2,402,931
-------------------------  ----------  ----------  ----------  ----------  ----------  ------------  -----------  ------------
TOTAL INCREASE IN NET
   ASSETS                     500,129     191,882     69,175      729,136        --       2,071,766        8,850     3,315,896
-------------------------  ----------  ----------  ----------  ----------  ----------  ------------  -----------  ------------
NET ASSETS AT DECEMBER
   31, 1999                   500,129     191,882     69,175      742,880        --       2,351,933        8,850     3,653,237
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                       961       5,745        213        5,063        --          44,352         (202)      288,425
  - Net realized gain
     (loss) on
     investments               19,708      (6,991)       236       17,360        --          24,242        4,794       147,718
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments              (83,719)    (76,502)   (30,803)    (259,199)       --         721,013       38,476    (2,279,088)
-------------------------  ----------  ----------  ----------  ----------  ----------  ------------  -----------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                 (63,050)    (77,748)   (30,354)    (236,776)       --         789,607       43,068    (1,842,945)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases   1,949,957     612,113    282,992      790,339        --       3,359,553      449,489    10,785,443
  - Participant
     withdrawals             (234,881)    (98,100)   (21,072)    (159,262)       --      (1,017,048)     (61,780)   (1,274,208)
-------------------------  ----------  ----------  ----------  ----------  ----------  ------------  -----------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS             1,715,076     514,013    261,920      631,077        --       2,342,505      387,709     9,511,235
-------------------------  ----------  ----------  ----------  ----------  ----------  ------------  -----------  ------------
TOTAL INCREASE IN NET
   ASSETS                   1,652,026     436,265    231,566      394,301        --       3,132,112      430,777     7,668,290
-------------------------  ----------  ----------  ----------  ----------  ----------  ------------  -----------  ------------
NET ASSETS AT DECEMBER
   31, 2000                 2,152,155     628,147    300,741    1,137,181        --       5,484,045      439,627    11,321,527
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                   174,914      72,388       (300)      (4,835)      (13)          3,474        6,769       (87,978)
  - Net realized gain
     (loss) on
     investments              (32,455)    (90,590)   (16,195)     (83,705)        8         150,851       20,945      (485,973)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments              (37,140)    (40,817)   (14,853)     144,753       397         675,706       84,538    (1,111,266)
-------------------------  ----------  ----------  ----------  ----------  ----------  ------------  -----------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                 105,319     (59,019)   (31,348)      56,213       392         830,031      112,252    (1,685,217)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases   2,138,772     933,546     96,179      737,309    21,815       5,132,630    1,633,750     6,695,814
  - Participant
     withdrawals             (476,569)   (246,352)   (31,854)    (259,103)   (1,508)     (1,132,843)    (242,021)   (2,362,986)
-------------------------  ----------  ----------  ----------  ----------  ----------  ------------  -----------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS             1,662,203     687,194     64,325      478,206    20,307       3,999,787    1,391,729     4,332,828
-------------------------  ----------  ----------  ----------  ----------  ----------  ------------  -----------  ------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS            1,767,522     628,175     32,977      534,419    20,699       4,829,818    1,503,981     2,647,611
-------------------------  ----------  ----------  ----------  ----------  ----------  ------------  -----------  ------------
NET ASSETS AT DECEMBER
   31, 2001                $3,919,677  $1,256,322  $ 333,718   $1,671,600  $ 20,699    $ 10,313,863  $ 1,943,608  $ 13,969,138
=========================  ==========  ==========  ==========  ==========  ==========  ============  ===========  ============

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 2000 AND 2001

                                                    FIDELITY                      FIDELITY
                                       FIDELITY     VIP            FIDELITY       VIP            FIDELITY       FIDELITY
                           DGPF        VIP          EQUITY-        VIP            HIGH           VIP            VIP II
                           U.S.        EQUITY-      INCOME         GROWTH         INCOME         OVERSEAS       ASSET
                           GROWTH      INCOME       SERVICE CLASS  SERVICE CLASS  SERVICE CLASS  SERVICE CLASS  MANAGER
                           SUBACCOUNT  SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1,
   1999                    $    --     $   864,101  $         --   $         --   $         --   $        --    $  81,430
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                     --          34,697            --             --             --            --        5,625
  - Net realized gain
     (loss) on
     investments                --           5,664            --             --             --            --        1,235
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                --         (12,316)           --             --             --            --       55,916
-------------------------  ----------  -----------  -------------  -------------  -------------  -------------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                   --          28,045            --             --             --            --       62,776
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases       --       4,049,302            --             --             --            --      844,190
  - Participant
     withdrawals                --        (426,450)           --             --             --            --      (90,989)
-------------------------  ----------  -----------  -------------  -------------  -------------  -------------  ----------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS            --       3,622,852            --             --             --            --      753,201
-------------------------  ----------  -----------  -------------  -------------  -------------  -------------  ----------
TOTAL INCREASE IN NET
   ASSETS                       --       3,650,897            --             --             --            --      815,977
-------------------------  ----------  -----------  -------------  -------------  -------------  -------------  ----------
NET ASSETS AT DECEMBER
   31, 1999                     --       4,514,998            --             --             --            --      897,407
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                     --         318,711            --         (2,009)          (902)           --       83,240
  - Net realized gain
     (loss) on
     investments                --         (29,769)           --         (2,186)        (3,001)           --       (1,945)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                --          94,901            --       (118,457)       (53,551)           --     (126,313)
-------------------------  ----------  -----------  -------------  -------------  -------------  -------------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                   --         383,843            --       (122,652)       (57,454)           --      (45,018)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases       --       1,028,971            --      1,308,553        552,760            --      211,893
  - Participant
     withdrawals                --        (746,528)           --        (56,809)       (32,376)           --     (156,999)
-------------------------  ----------  -----------  -------------  -------------  -------------  -------------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                 --         282,443            --      1,251,744        520,384            --       54,894
-------------------------  ----------  -----------  -------------  -------------  -------------  -------------  ----------
TOTAL INCREASE IN NET
   ASSETS                       --         666,286            --      1,129,092        462,930            --        9,876
-------------------------  ----------  -----------  -------------  -------------  -------------  -------------  ----------
NET ASSETS AT DECEMBER
   31, 2000                     --       5,181,284            --      1,129,092        462,930            --      907,283
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                     (8)        288,911           (69)        90,175         65,948           (34)      41,645
  - Net realized gain
     (loss) on
     investments                 9         (52,497)            5        (93,606)       (63,212)           13      (20,998)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments               325        (534,784)        2,802       (352,036)      (161,147)          770      (64,795)
-------------------------  ----------  -----------  -------------  -------------  -------------  -------------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                  326        (298,370)        2,738       (355,467)      (158,411)          749      (44,148)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases    3,617         757,352       148,256      2,959,080      1,520,708        45,733      165,261
  - Participant
     withdrawals              (381)       (818,217)      (10,554)      (500,347)      (210,351)       (2,551)    (151,027)
-------------------------  ----------  -----------  -------------  -------------  -------------  -------------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS              3,236         (60,865)      137,702      2,458,733      1,310,357        43,182       14,234
-------------------------  ----------  -----------  -------------  -------------  -------------  -------------  ----------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS             3,562        (359,235)      140,440      2,103,266      1,151,946        43,931      (29,914)
-------------------------  ----------  -----------  -------------  -------------  -------------  -------------  ----------
NET ASSETS AT DECEMBER
   31, 2001                $ 3,562     $ 4,822,049  $    140,440   $  3,232,358   $  1,614,876   $    43,931    $ 877,369
=========================  ==========  ===========  =============  =============  =============  =============  ==========


                           FIDELITY
                           VIP II
                           CONTRAFUND
                           SERVICE CLASS
                           SUBACCOUNT
-------------------------
NET ASSETS AT JANUARY 1,
   1999                     $        --
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                      (3,060)
  - Net realized gain
     (loss) on
     investments                  8,471
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                213,827
-------------------------   -----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                   219,238
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases     2,269,529
  - Participant
     withdrawals               (117,183)
-------------------------   -----------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS          2,152,346
-------------------------   -----------
TOTAL INCREASE IN NET
   ASSETS                     2,371,584
-------------------------   -----------
NET ASSETS AT DECEMBER
   31, 1999                   2,371,584
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                     319,233
  - Net realized gain
     (loss) on
     investments                (26,825)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments               (817,993)
-------------------------   -----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                  (525,585)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases     7,534,722
  - Participant
     withdrawals             (1,165,451)
-------------------------   -----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS               6,369,271
-------------------------   -----------
TOTAL INCREASE IN NET
   ASSETS                     5,843,686
-------------------------   -----------
NET ASSETS AT DECEMBER
   31, 2000                   8,215,270
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                     204,696
  - Net realized gain
     (loss) on
     investments               (215,631)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments             (1,103,728)
-------------------------   -----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                (1,114,663)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases     6,327,804
  - Participant
     withdrawals             (1,775,486)
-------------------------   -----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS               4,552,318
-------------------------   -----------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS              3,437,655
-------------------------   -----------
NET ASSETS AT DECEMBER
   31, 2001                 $11,652,925
=========================   ===========

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 2000 AND 2001

                                                                                  JANUS                           JANUS
                                       FIDELITY                     JANUS         ASPEN           JANUS           ASPEN
                           FIDELITY    VIP III        JANUS         ASPEN         SERIES          ASPEN           SERIES
                           VIP II      GROWTH         ASPEN         SERIES        AGGRESSIVE      SERIES          GLOBAL
                           INVESTMENT  OPPORTUNITIES  SERIES        WORLDWIDE     GROWTH          BALANCED        TECHNOLOGY
                           GRADE BOND  SERVICE CLASS  BALANCED      GROWTH        SERVICE SHARES  SERVICE SHARES  SERVICE SHARES
                           SUBACCOUNT  SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1,
   1999                    $  449,351  $         --   $         --  $         --  $       --      $        --     $          --
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                    16,673        (1,671)        27,542        (4,071)         --               --                --
  - Net realized gain
     (loss) on
     investments               (6,618)       (2,551)        15,984        13,553          --               --                --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments              (28,284)       35,718        187,623       718,343          --               --                --
-------------------------  ----------  -------------  ------------  ------------  --------------  --------------  --------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                 (18,229)       31,496        231,149       727,825          --               --                --
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases   2,084,025     1,526,114      2,965,963     3,562,159          --               --                --
  - Participant
     withdrawals             (202,400)      (72,548)      (187,384)     (197,988)         --               --                --
-------------------------  ----------  -------------  ------------  ------------  --------------  --------------  --------------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS        1,881,625     1,453,566      2,778,579     3,364,171          --               --                --
-------------------------  ----------  -------------  ------------  ------------  --------------  --------------  --------------
TOTAL INCREASE IN NET
   ASSETS                   1,863,396     1,485,062      3,009,728     4,091,996          --               --                --
-------------------------  ----------  -------------  ------------  ------------  --------------  --------------  --------------
NET ASSETS AT DECEMBER
   31, 1999                 2,312,747     1,485,062      3,009,728     4,091,996          --               --                --
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                   139,818       117,260        814,697       893,317          --               --             3,587
  - Net realized gain
     (loss) on
     investments              (20,058)      (44,534)       (37,050)      (35,065)         --               --            (6,470)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments              133,439      (648,551)    (1,161,208)   (4,001,340)         --               --          (161,220)
-------------------------  ----------  -------------  ------------  ------------  --------------  --------------  --------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                 253,199      (575,825)      (383,561)   (3,143,088)         --               --          (164,103)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases     675,215     3,373,942     10,996,038    18,696,745          --               --         1,055,154
  - Participant
     withdrawals             (452,412)     (540,201)    (1,457,086)   (2,068,734)         --               --           (69,743)
-------------------------  ----------  -------------  ------------  ------------  --------------  --------------  --------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS               222,803     2,833,741      9,538,952    16,628,011          --               --           985,411
-------------------------  ----------  -------------  ------------  ------------  --------------  --------------  --------------
TOTAL INCREASE IN NET
   ASSETS                     476,002     2,257,916      9,155,391    13,484,923          --               --           821,308
-------------------------  ----------  -------------  ------------  ------------  --------------  --------------  --------------
NET ASSETS AT DECEMBER
   31, 2000                 2,788,749     3,742,978     12,165,119    17,576,919          --               --           821,308
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                   130,660       (19,679)       286,703       (46,657)        (33)           3,329            (2,388)
  - Net realized gain
     (loss) on
     investments               14,147      (155,649)      (178,380)     (608,287)         47                5          (225,309)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments               71,719      (404,657)      (822,118)   (4,121,807)      1,458             (678)         (570,229)
-------------------------  ----------  -------------  ------------  ------------  --------------  --------------  --------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                 216,526      (579,985)      (713,795)   (4,776,751)      1,472            2,656          (797,926)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases     501,887     1,861,826      7,300,928    10,767,892      60,550          513,698         2,364,280
  - Participant
     withdrawals             (320,938)     (799,296)    (2,486,848)   (3,353,764)     (6,512)         (34,167)         (369,261)
-------------------------  ----------  -------------  ------------  ------------  --------------  --------------  --------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS               180,949     1,062,530      4,814,080     7,414,128      54,038          479,531         1,995,019
-------------------------  ----------  -------------  ------------  ------------  --------------  --------------  --------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS              397,475       482,545      4,100,285     2,637,377      55,510          482,187         1,197,093
-------------------------  ----------  -------------  ------------  ------------  --------------  --------------  --------------
NET ASSETS AT DECEMBER
   31, 2001                $3,186,224  $  4,225,523   $ 16,265,404  $ 20,214,296  $   55,510      $   482,187     $   2,018,401
=========================  ==========  =============  ============  ============  ==============  ==============  ==============

                           JANUS
                           ASPEN
                           SERIES
                           WORLDWIDE
                           GROWTH
                           SERVICE SHARES
                           SUBACCOUNT
-------------------------
NET ASSETS AT JANUARY 1,
   1999                    $           --
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                            --
  - Net realized gain
     (loss) on
     investments                       --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                       --
-------------------------  --------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                          --
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases              --
  - Participant
     withdrawals                       --
-------------------------  --------------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS                   --
-------------------------  --------------
TOTAL INCREASE IN NET
   ASSETS                              --
-------------------------  --------------
NET ASSETS AT DECEMBER
   31, 1999                            --
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                            --
  - Net realized gain
     (loss) on
     investments                       --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                       --
-------------------------  --------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                          --
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases              --
  - Participant
     withdrawals                       --
-------------------------  --------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                        --
-------------------------  --------------
TOTAL INCREASE IN NET
   ASSETS                              --
-------------------------  --------------
NET ASSETS AT DECEMBER
   31, 2000                            --
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                           (96)
  - Net realized gain
     (loss) on
     investments                      547
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                   20,633
-------------------------  --------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                      21,084
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases         573,570
  - Participant
     withdrawals                  (21,030)
-------------------------  --------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                   552,540
-------------------------  --------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                  573,624
-------------------------  --------------
NET ASSETS AT DECEMBER
   31, 2001                $      573,624
=========================  ==============

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 2000 AND 2001

                                                                                LN
                           LN                        LN            LN           GLOBAL                     LN
                           AGGRESSIVE  LN            CAPITAL       EQUITY-      ASSET       LN             MONEY
                           GROWTH      BOND          APPRECIATION  INCOME       ALLOCATION  INTERNATIONAL  MARKET
                           SUBACCOUNT  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT  SUBACCOUNT     SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1,
   1999                    $    --     $         --  $         --  $        --  $      --   $       --     $    4,598,378
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                     --           19,985        (2,240)         142        239           --            245,350
  - Net realized gain
     (loss) on
     investments                --             (144)       24,904          519         12           --                 --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                --          (45,375)      209,924        7,477      6,950           --                 --
-------------------------  ----------  ------------  ------------  -----------  ----------  -------------  --------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                   --          (25,534)      232,588        8,138      7,201           --            245,350
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases       --        2,337,796     2,171,761      214,187    117,417           --         52,799,689
  - Participant
     withdrawals                --          (61,866)      (96,690)      (7,825)    (5,118)          --        (41,249,576)
-------------------------  ----------  ------------  ------------  -----------  ----------  -------------  --------------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS            --        2,275,930     2,075,071      206,362    112,299           --         11,550,113
-------------------------  ----------  ------------  ------------  -----------  ----------  -------------  --------------
TOTAL INCREASE IN NET
   ASSETS                       --        2,250,396     2,307,659      214,500    119,500           --         11,795,463
-------------------------  ----------  ------------  ------------  -----------  ----------  -------------  --------------
NET ASSETS AT DECEMBER
   31, 1999                     --        2,250,396     2,307,659      214,500    119,500           --         16,393,841
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                     --          449,312       177,245      141,187     17,099           --            808,666
  - Net realized gain
     (loss) on
     investments                --           12,040        (3,150)     (15,177)   (10,778)          --                 --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                --          182,850    (1,422,694)     (54,510)   (21,545)          --                 --
-------------------------  ----------  ------------  ------------  -----------  ----------  -------------  --------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                   --          644,202    (1,248,599)      71,500    (15,224)          --            808,666
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases       --        8,189,642     6,070,820      684,572    205,557           --         94,595,290
  - Participant
     withdrawals                --       (1,311,285)     (817,761)    (116,732)  (105,657)          --        (82,477,276)
-------------------------  ----------  ------------  ------------  -----------  ----------  -------------  --------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                 --        6,878,357     5,253,059      567,840     99,900           --         12,118,014
-------------------------  ----------  ------------  ------------  -----------  ----------  -------------  --------------
TOTAL INCREASE IN NET
   ASSETS                       --        7,522,559     4,004,460      639,340     84,676           --         12,926,680
-------------------------  ----------  ------------  ------------  -----------  ----------  -------------  --------------
NET ASSETS AT DECEMBER
   31, 2000                     --        9,772,955     6,312,119      853,840    204,176           --         29,320,521
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                     (8)         648,957       603,347       84,108     16,560           12            849,933
  - Net realized gain
     (loss) on
     investments                (4)          67,300      (426,605)     (47,428)   (14,355)          (3)                --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments               417          310,194    (2,327,332)    (141,147)   (19,228)         378                 --
-------------------------  ----------  ------------  ------------  -----------  ----------  -------------  --------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                  405        1,026,451    (2,150,590)    (104,467)   (17,023)         387            849,933
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases    3,150       10,437,329     4,651,919    2,289,785    387,549       16,743         92,487,427
  - Participant
     withdrawals              (339)      (2,258,797)   (1,317,657)    (411,898)   (54,589)        (443)       (80,946,313)
-------------------------  ----------  ------------  ------------  -----------  ----------  -------------  --------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS              2,811        8,178,532     3,334,262    1,877,887    332,960       16,300         11,541,114
-------------------------  ----------  ------------  ------------  -----------  ----------  -------------  --------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS             3,216        9,204,983     1,183,672    1,773,420    315,937       16,687         12,391,047
-------------------------  ----------  ------------  ------------  -----------  ----------  -------------  --------------
NET ASSETS AT DECEMBER
   31, 2001                $ 3,216     $ 18,977,938  $  7,495,791  $ 2,627,260  $ 520,113   $   16,687     $   41,711,568
=========================  ==========  ============  ============  ===========  ==========  =============  ==============


                           LN
                           SOCIAL
                           AWARENESS
                           SUBACCOUNT
-------------------------
NET ASSETS AT JANUARY 1,
   1999                    $         --
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                         833
  - Net realized gain
     (loss) on
     investments                  2,621
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                 41,921
-------------------------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                    45,375
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases       556,555
  - Participant
     withdrawals                (23,513)
-------------------------  ------------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS            533,042
-------------------------  ------------
TOTAL INCREASE IN NET
   ASSETS                       578,417
-------------------------  ------------
NET ASSETS AT DECEMBER
   31, 1999                     578,417
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                      71,223
  - Net realized gain
     (loss) on
     investments                    916
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments               (157,135)
-------------------------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                   (84,996)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases       601,580
  - Participant
     withdrawals               (101,961)
-------------------------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                 499,619
-------------------------  ------------
TOTAL INCREASE IN NET
   ASSETS                       414,623
-------------------------  ------------
NET ASSETS AT DECEMBER
   31, 2000                     993,040
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                     260,127
  - Net realized gain
     (loss) on
     investments                (63,492)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments               (298,823)
-------------------------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                  (102,188)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases       667,177
  - Participant
     withdrawals               (201,564)
-------------------------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                 465,613
-------------------------  ------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                363,425
-------------------------  ------------
NET ASSETS AT DECEMBER
   31, 2001                $  1,356,465
=========================  ============

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 2000 AND 2001

                           MFS VIT        MFS VIT        MFS VIT                       NB AMT
                           CAPITAL        EMERGING       TOTAL          MFS VIT        MID-CAP        NB AMT        NB AMT
                           OPPORTUNITIES  GROWTH         RETURN         UTILITIES      GROWTH         PARTNERS      REGENCY
                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1,
   1999                    $        --    $     330,783  $     601,984  $     328,042  $          --  $         --  $     --
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                         --          (19,708)        54,007         35,683           (776)         (438)       --
  - Net realized gain
     (loss) on
     investments                    --           61,460          1,031         20,214          7,203        (2,057)       --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                    --        2,881,313        (24,617)       281,617        159,991         4,883        --
-------------------------  -------------  -------------  -------------  -------------  -------------  ------------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                       --        2,923,065         30,421        337,514        166,418         2,388        --
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases           --        6,133,471      2,244,107      1,371,422        540,452       320,403        --
  - Participant
     withdrawals                    --         (454,888)      (255,790)      (162,695)       (17,052)     (141,809)       --
-------------------------  -------------  -------------  -------------  -------------  -------------  ------------  ----------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS                --        5,678,583      1,988,317      1,208,727        523,400       178,594        --
-------------------------  -------------  -------------  -------------  -------------  -------------  ------------  ----------
TOTAL INCREASE IN NET
   ASSETS                           --        8,601,648      2,018,738      1,546,241        689,818       180,982        --
-------------------------  -------------  -------------  -------------  -------------  -------------  ------------  ----------
NET ASSETS AT DECEMBER
   31, 1999                         --        8,932,431      2,620,722      1,874,283        689,818       180,982        --
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                         --          525,681        115,541        180,992        (23,800)       38,880        --
  - Net realized gain
     (loss) on
     investments                    --          187,264          7,017         82,844         26,333       (11,776)       --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                    --       (4,111,546)       375,459       (105,137)      (899,317)      (21,844)       --
-------------------------  -------------  -------------  -------------  -------------  -------------  ------------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                       --       (3,398,601)       498,017        158,699       (896,784)        5,260        --
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases           --       11,979,290      2,215,944      4,038,110      5,613,017       596,217        --
  - Participant
     withdrawals                    --       (1,714,857)      (762,189)      (504,644)      (658,032)     (151,531)       --
-------------------------  -------------  -------------  -------------  -------------  -------------  ------------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                     --       10,264,433      1,453,755      3,533,466      4,954,985       444,686        --
-------------------------  -------------  -------------  -------------  -------------  -------------  ------------  ----------
TOTAL INCREASE IN NET
   ASSETS                           --        6,865,832      1,951,772      3,692,165      4,058,201       449,946        --
-------------------------  -------------  -------------  -------------  -------------  -------------  ------------  ----------
NET ASSETS AT DECEMBER
   31, 2000                         --       15,798,263      4,572,494      5,566,448      4,748,019       630,928        --
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                        (79)         794,213        269,757        606,554        (50,059)       21,422       (79)
  - Net realized gain
     (loss) on
     investments                   121         (922,522)         4,924       (211,212)      (279,650)      (10,852)      167
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                 3,481       (5,854,580)      (237,790)    (2,049,549)    (1,234,341)      (22,302)    4,419
-------------------------  -------------  -------------  -------------  -------------  -------------  ------------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                    3,523       (5,982,889)        36,891     (1,654,207)    (1,564,050)      (11,732)    4,507
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases      103,700        6,771,089      7,713,825      3,775,039      6,159,698       880,734    90,740
  - Participant
     withdrawals                (6,104)      (2,386,725)    (1,351,506)    (1,433,114)    (1,318,888)     (221,676)   (2,913)
-------------------------  -------------  -------------  -------------  -------------  -------------  ------------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                 97,596        4,384,364      6,362,319      2,341,925      4,840,810       659,058    87,827
-------------------------  -------------  -------------  -------------  -------------  -------------  ------------  ----------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS               101,119       (1,598,525)     6,399,210        687,718      3,276,760       647,326    92,334
-------------------------  -------------  -------------  -------------  -------------  -------------  ------------  ----------
NET ASSETS AT DECEMBER
   31, 2001                $   101,119    $  14,199,738  $  10,971,704  $   6,254,166  $   8,024,779  $  1,278,254  $ 92,334
=========================  =============  =============  =============  =============  =============  ============  ==========

                           OCC
                           ACCUMULATION
                           GLOBAL
                           EQUITY
                           SUBACCOUNT
-------------------------
NET ASSETS AT JANUARY 1,
   1999                    $     96,908
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                      85,779
  - Net realized gain
     (loss) on
     investments                  5,559
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                (20,051)
-------------------------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                    71,287
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases       475,911
  - Participant
     withdrawals                (57,530)
-------------------------  ------------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS            418,381
-------------------------  ------------
TOTAL INCREASE IN NET
   ASSETS                       489,668
-------------------------  ------------
NET ASSETS AT DECEMBER
   31, 1999                     586,576
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                      81,032
  - Net realized gain
     (loss) on
     investments                 (8,348)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                (39,703)
-------------------------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                    32,981
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases       267,798
  - Participant
     withdrawals                (78,902)
-------------------------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                 188,896
-------------------------  ------------
TOTAL INCREASE IN NET
   ASSETS                       221,877
-------------------------  ------------
NET ASSETS AT DECEMBER
   31, 2000                     808,453
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                       2,319
  - Net realized gain
     (loss) on
     investments                (18,202)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments               (102,736)
-------------------------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                  (118,619)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases       181,961
  - Participant
     withdrawals               (128,855)
-------------------------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                  53,106
-------------------------  ------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                (65,513)
-------------------------  ------------
NET ASSETS AT DECEMBER
   31, 2001                $    742,940
=========================  ============

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 2000 AND 2001

                                         PUTNAM VT   PUTNAM VT                              TEMPLETON                  TEMPLETON
                           OCC           GROWTH AND  HEALTH      TEMPLETON   TEMPLETON      INTERNATIONAL  TEMPLETON   GROWTH
                           ACCUMULATION  INCOME      SCIENCES    ASSET       INTERNATIONAL  SECURITIES     GROWTH      SECURITIES
                           MANAGED       CLASS IB    CLASS IB    STRATEGY    SECURITIES     CLASS 2        SECURITIES  CLASS 2
                           SUBACCOUNT    SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT  SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1,
   1999                    $  183,096    $      --   $      --   $  36,987   $    628,278   $         --   $  95,228   $      --
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                     8,908           --          --      10,897        128,705           (903)     14,953         (70)
  - Net realized gain
     (loss) on
     investments                  851           --          --          48          6,081            (86)       (193)        196
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments               (1,286)          --          --      23,978        348,831         86,846      69,824       5,753
-------------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                   8,473           --          --      34,923        483,617         85,857      84,584       5,879
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases     731,060           --          --     274,773      2,425,159      1,275,318     387,649      67,905
  - Participant
     withdrawals              (90,269)          --          --     (41,600)      (430,555)       (53,195)    (58,352)     (6,460)
-------------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS          640,791           --          --     233,173      1,994,604      1,222,123     329,297      61,445
-------------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
TOTAL INCREASE IN NET
   ASSETS                     649,264           --          --     268,096      2,478,221      1,307,980     413,881      67,324
-------------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
NET ASSETS AT DECEMBER
   31, 1999                   832,360           --          --     305,083      3,106,499      1,307,980     509,109      67,324
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                    68,764           --          --      58,082        421,820        256,878     117,951      39,009
  - Net realized gain
     (loss) on
     investments              (14,743)          --          --      (3,291)        (3,685)       (22,074)    (44,051)     (6,551)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments               16,939           --          --     (55,632)      (506,147)      (265,839)    (38,525)    (11,681)
-------------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                  70,960           --          --        (841)       (88,012)       (31,035)     35,375      20,777
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases     161,200           --          --     137,207      1,136,943      2,669,247     150,668     385,224
  - Participant
     withdrawals             (174,577)          --          --     (52,008)      (342,457)      (362,166)    (73,872)    (68,164)
-------------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS               (13,377)          --          --      85,199        794,486      2,307,081      76,796     317,060
-------------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
TOTAL INCREASE IN NET
   ASSETS                      57,583           --          --      84,358        706,474      2,276,046     112,171     337,837
-------------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
NET ASSETS AT DECEMBER
   31, 2000                   889,943           --          --     389,441      3,812,973      3,584,026     621,280     405,161
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                    13,416         (160)       (126)     36,942        837,949        953,463     113,424     107,444
  - Net realized gain
     (loss) on
     investments               (2,279)          35           6     (14,031)      (118,116)      (341,921)     (3,686)    (28,283)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments              (62,162)       6,709       1,044     (64,847)    (1,344,538)    (1,285,378)   (111,737)    (79,700)
-------------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                 (51,025)       6,584         924     (41,936)      (624,705)      (673,836)     (1,999)       (539)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases     150,905      282,922     123,317      52,950        625,281      2,427,431     452,802     669,673
  - Participant
     withdrawals             (129,554)      (7,566)     (3,765)    (53,485)      (590,781)      (707,067)    (76,406)   (172,737)
-------------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                21,351      275,356     119,552        (535)        34,500      1,720,364     376,396     496,936
-------------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS              (29,674)     281,940     120,476     (42,471)      (590,205)     1,046,528     374,397     496,397
-------------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
NET ASSETS AT DECEMBER
   31, 2001                $  860,269    $ 281,940   $ 120,476   $ 346,970   $  3,222,768   $  4,630,554   $ 995,677   $ 901,558
=========================  ============  ==========  =========   ==========  =============  =============  ==========  ==========


                           FRANKLIN
                           SMALL CAP
                           SUBACCOUNT
-------------------------
NET ASSETS AT JANUARY 1,
   1999                    $       --
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                        --
  - Net realized gain
     (loss) on
     investments                   --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                   --
-------------------------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                      --
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases          --
  - Participant
     withdrawals                   --
-------------------------  ----------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS               --
-------------------------  ----------
TOTAL INCREASE IN NET
   ASSETS                          --
-------------------------  ----------
NET ASSETS AT DECEMBER
   31, 1999                        --
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                        --
  - Net realized gain
     (loss) on
     investments                   --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                   --
-------------------------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                      --
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases          --
  - Participant
     withdrawals                   --
-------------------------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                    --
-------------------------  ----------
TOTAL INCREASE IN NET
   ASSETS                          --
-------------------------  ----------
NET ASSETS AT DECEMBER
   31, 2000                        --
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                      (132)
  - Net realized gain
     (loss) on
     investments                  255
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                7,702
-------------------------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                   7,825
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases     164,889
  - Participant
     withdrawals               (9,008)
-------------------------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS               155,881
-------------------------  ----------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS              163,706
-------------------------  ----------
NET ASSETS AT DECEMBER
   31, 2001                $  163,706
=========================  ==========

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS
1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION
   THE VARIABLE ACCOUNT: Lincoln Life Flexible Premium Variable Life Account M (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (Lincoln Life) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on June 18, 1998, are part of the operations of Lincoln Life. The Variable Account consists of seven variable universal life
   (VUL) products which are listed below.

      -  VUL I
      -  VUL-CV
      -  VUL-DB
      -  VUL-DB Elite
      -  VUL-CV II
      -  VUL-CV II Elite
      -  VUL-Money Guard

   The assets of the Variable Account are owned by Lincoln Life. The portion of the Variable Account's assets supporting the variable life policies may not be used to satisfy liabilities arising from any other business of Lincoln Life.

   BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

   INVESTMENTS: The assets of the Variable Account are divided into variable subaccounts each of which is invested in shares of one of 65 mutual funds (the Funds) of sixteen diversified open-end management investment companies, each Fund with its own investment objective. The Funds are:

   AIM Variable Insurance Funds (AIM V.I.):
     AIM V.I. Capital Appreciation Fund (Series I)
     AIM V.I. Diversified Income Fund (Series I)
     AIM V.I. Growth Fund (Series I)
     AIM V.I. International Equity Fund (Series I)
     AIM V.I. Value Fund (Series I)

   American Funds Insurance Series (AFIS):
     AFIS Growth Fund (Class 2)
     AFIS Growth -- Income Fund (Class 2)
     AFIS Global Small Capitalization Fund (Class 2)
     AFIS International Fund (Class 2)

   Alliance Variable Products Series Fund, Inc. (AVPSF):
     AVPSF Premier Growth Portfolio (Class A)
     AVPSF Growth and Income Portfolio (Class A)
     AVPSF AllianceBernstein Small Cap Value Portfolio (Class A)
     AVPSF Technology Portfolio (Class A)

   Baron Capital Funds Trust:
     Baron Capital Asset Fund Insurance Shares

   Deutsche Asset Management VIT Funds Trust (Deutsche VIT):
     Deutsche VIT EAFE Equity Index Fund
     Deutsche VIT Equity 500 Index Fund
     Deutsche VIT Small Cap Index Fund

   Delaware Group Premium Fund (DGPF):
     DGPF High Yield Series (Standard Class)
     DGPF Devon Series (Standard Class)
     DGPF Emerging Markets Series (Standard Class)
     DGPF Growth and Income Series (Standard Class)
     DGPF Small Cap Value Series (Standard Class)
     DGPF REIT Series (Standard Class)
     DGPF Trend Series (Standard Class)
     DGPF U.S. Growth Series (Standard Class)

   Fidelity Variable Insurance Products Fund (Fidelity VIP):
     Equity-Income Portfolio
     Equity-Income Portfolio (Service Class)
     Growth Portfolio (Service Class)
     High Income Portfolio (Service Class)
     Overseas Portfolio (Service Class)

   Fidelity Variable Insurance Products Fund II (Fidelity VIP II):
     Asset Manager Portfolio
     Contrafund Portfolio (Service Class)
     Investment Grade Bond Portfolio

   Fidelity Variable Insurance Products Fund III (Fidelity VIP III):
     Growth Opportunities Portfolio (Service Class)

   Janus Aspen Series:
     Janus Aspen Series Balanced Portfolio
     Janus Aspen Series Worldwide Growth Portfolio
     Janus Aspen Series Aggressive Growth Portfolio (Service Shares) Janus Aspen Series Balanced Portfolio (Service Shares)
     Janus Aspen Series Global Technology Portfolio (Service Shares) Janus Aspen Series Worldwide Growth Portfolio (Service Shares)

   Lincoln National (LN):
     LN Aggressive Growth Fund, Inc.
     LN Bond Fund, Inc.
     LN Capital Appreciation Fund, Inc.
     LN Equity-Income Fund, Inc.
     LN Global Asset Allocation Fund, Inc.
     LN International Fund, Inc.
     LN Money Market Fund, Inc.
     LN Social Awareness Fund, Inc.

   MFS Variable Insurance Trust (MFS VIT):
     MFS VIT Capital Opportunities Series (Initial Class)
     MFS VIT Emerging Growth Series (Initial Class)
     MFS VIT Total Return Series (Initial Class)
     MFS VIT Utilities Series (Initial Class)

   Neuberger Berman Advisers Management Trust (NB AMT):
     NB AMT Mid-Cap Growth Portfolio
     NB AMT Partners Portfolio
     NB AMT Regency Portfolio

   OCC Accumulation Trust (OCC Accumulation):
     OCC Accumulation Global Equity Portfolio
     OCC Accumulation Managed Portfolio

   Putnam Variable Trust (Putnam VT):
     Putnam VT Growth and Income Fund (Class IB)
     Putnam VT Health Sciences Fund (Class IB)

   Franklin Templeton Variable Insurance Products Trust:
     Templeton Asset Strategy Fund (Class 1)
     Templeton International Securities Fund (Class 1)
     Templeton International Securities Fund (Class 2)
     Templeton Growth Securities Fund (Class 1)
     Templeton Growth Securities Fund (Class 2)
     Franklin Small Cap Fund (Class 1)

   Investments in the Funds are stated at the closing net asset value per share on December 31, 2001, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

   Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

   DIVIDENDS: Dividends paid to the Variable Account are automatically reinvested in shares of the variable subaccounts on the payable date. Dividend income is recorded on the ex-dividend date.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION (CONTINUED)
   FEDERAL INCOME TAXES: Operations of the Variable Account form a part of and are taxed with operations of Lincoln Life, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Using current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

2. MORTALITY AND EXPENSE GUARANTEES & OTHER TRANSACTIONS WITH AFFILIATE Amounts are paid to Lincoln Life for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The mortality and expense risk charges for each of the variable subaccounts are reported in the statements of operations. The rates are as follows for the seven policy types within the Variable Account:

      - VUL I -- annual rate of .80% for policy years one through twelve and .55% thereafter.
      - VUL-CV -- annual rate of .75% for policy years one through ten, .35% for policy years eleven through twenty and .20% thereafter.
      - VUL-DB -- annual rate of .90% for policy years one through nineteen and .20% thereafter.
      - VUL-DB Elite -- annual rate of .90% for policy years one through nineteen and .20% thereafter.
      - VUL-CV II -- annual rate of .75% for policy years one through ten, .35% for policy years eleven through twenty and .20% thereafter.
      - VUL-CV II Elite -- annual rate of .75% for policy years one through ten, .35% for policy years eleven through twenty and .20% thereafter.
      -  VUL-Money Guard -- annual rate of 1.00%

   Prior to the allocation of premiums to the Variable Account, Lincoln Life deducts a premium load of 5% of each premium payment to cover state taxes and federal income tax liabilities and a portion of the sales expenses incurred by Lincoln Life. The premium loads for the years ended December 31, 2001, 2000 and 1999 amounted to $8,597,521, $7,847,847 and $3,155,407, respectively.

   Lincoln Life charges a monthly administrative fee for items such as premium billings and collection, policy value calculation, confirmations and periodic reports. The fees are as follows for the seven policy types within the Variable Account. Administrative fees for the years ended December 31, 2001, 2000 and 1999 totaled $4,459,874, $1,949,174 and $347,173, respectively.

      - VUL I, VUL-CV, VUL-CV II, and VUL-CV II Elite are currently $15 per month for the first policy year and $5 per month thereafter, guaranteed not to exceed $10 after the first policy year.
      - VUL-DB and VUL-DB Elite is currently at $10 per month and during the first two policy years, a monthly charge per $1,000 of specified amount.

   Lincoln Life assumes responsibility for providing the insurance benefit included in the policy. Lincoln Life charges a monthly deduction for the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, risk classification, gender classification (in accordance with state law) and the current net amount at risk. On a monthly basis, the administrative fee and the cost of insurance charge are deducted proportionately for the value of each variable subaccount and/or fixed account funding options. The fixed account is part of the general account of Lincoln Life and is not included in these financial statements. The cost of insurance charges for the years ended December 31, 2001, 2000 and 1999 amounted to $38,793,458, $21,185,068 and $5,399,180 and
   $501,514, respectively.

   Under certain circumstances, Lincoln Life reserves the right to charge a transfer fee of $25 for each transfer after the twelfth transfer per year between variable subaccounts. For the year ended December 31, 2000, transfer fees of $600 were deducted from the variable subaccounts. No such fees were deducted in 2001 or 1999.

   Lincoln Life, upon full surrender of a policy, may charge a surrender charge. This charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The amount of the surrender charge, if any, will depend on the amount of the death benefit, the amount of premium payments made during the first two policy years and the age of the policy. In no event will the surrender charge exceed the maximum allowed by state or federal law. No surrender charge is imposed on a partial surrender, but an administrative fee of $25 is imposed, allocated pro-rata among the variable subaccounts (and, where applicable, the fixed account) from which the partial surrender proceeds are taken. Full surrender charges and partial surrender administrative charges paid to Lincoln Life attributable to the variable subaccounts for the years ended December 31, 2001, 2000 and 1999 were $7,216,130, $102,984 and $351,525, respectively.

3. CONDENSED FINANCIAL INFORMATION

   A summary of the unit values, units outstanding, net assets and total return, and investment income ratios for variable life contracts as of and for the year or period ended December 31, 2001 follows. The fee rates below represent annnualized contract expenses of the separate account, consisting primarily of mortality and expense charges and do not include contract charges deducted directly from policy account values.

                           UNIT VALUE
                           BEGINNING   UNIT VALUE     UNITS                     TOTAL      INVESTMENT
SUBACCOUNT                 OF PERIOD   END OF PERIOD  OUTSTANDING  NET ASSETS   RETURN(4)  INCOME RATIO(5)
----------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL
   APPRECIATION                                                                                      7.81%
    VUL I (.80% Fee Rate)  $    13.95  $       10.61      286,625  $ 3,042,298   -23.89%
AIM V.I. DIVERSIFIED
   INCOME                                                                                            7.08%
    VUL I (.80% Fee Rate)        9.67           9.93       61,767      613,504     2.77%

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                           UNIT VALUE
                           BEGINNING   UNIT VALUE     UNITS                     TOTAL      INVESTMENT
SUBACCOUNT                 OF PERIOD   END OF PERIOD  OUTSTANDING  NET ASSETS   RETURN(4)  INCOME RATIO(5)
----------------------------------------------------------------------------------------------------------
AIM V.I. GROWTH                                                                                      0.25%
    VUL I (.80% Fee Rate)  $    12.33  $        8.09      417,714  $ 3,377,708   -34.41%
    VUL-CV (.75% Fee
       Rate)                     9.85           6.46    1,957,097   12,647,584   -34.38%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    10.06           6.59      546,704    3,602,684   -34.48%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           8.71       73,642      641,374   -12.91%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.15           97        1,085    11.54%
AIM V.I. INTERNATIONAL
   EQUITY                                                                                            0.40%
    VUL-CV (.75% Fee
       Rate)                    11.13           8.45      222,248    1,877,552   -24.10%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    10.31           7.81      133,445    1,042,221   -24.22%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           8.64       34,367      296,760   -13.65%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          10.64           97        1,035     6.39%
AIM V.I. VALUE                                                                                       0.14%
    VUL I (.80% Fee Rate)       12.70          11.02      531,405    5,855,175   -13.26%
    VUL-CV (.75% Fee
       Rate)                    10.04           8.71    2,176,049   18,957,893   -13.22%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    10.34           8.96      639,328    5,727,071   -13.35%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           8.99       84,088      756,034   -10.09%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.34           97        1,103    13.39%
AFIS GROWTH CLASS 2                                                                                  0.48%
    VUL-CV (.75% Fee
       Rate)                     9.19           7.47    1,372,856   10,250,938   -18.76%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    13.79          11.18      598,689    6,695,351   -18.89%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           8.71      335,172    2,920,082   -12.88%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          12.34           97        1,201    23.38%
AFIS GROWTH -- INCOME
   CLASS 2                                                                                           1.86%
    VUL-CV (.75% Fee
       Rate)                    10.43          10.61      711,827    7,555,771     1.79%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    11.69          11.88      344,573    4,094,895     1.64%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           9.76      225,608    2,202,908    -2.36%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.34           97        1,103    13.35%
AFIS GLOBAL SMALL
   CAPITALIZATION
   CLASS 2                                                                                           0.80%
    VUL-CV (.75% Fee
       Rate)                     7.75           6.70      152,746    1,023,485   -13.50%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    11.05           9.55      115,526    1,103,001   -13.63%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           9.16       40,148      367,811    -8.39%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          12.53           97        1,219    25.26%
AFIS INTERNATIONAL
   CLASS 2                                                                                             --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.25        7,201       73,791     2.47%
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.25       17,550      179,902     2.51%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          10.86           97        1,057     8.60%
AVPSF PREMIER GROWTH                                                                                   --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          11.04        4,968       54,851    10.40%
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          11.04        2,305       25,451    10.44%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.98           97        1,166    19.82%
AVPSF GROWTH AND INCOME                                                                                --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.38       21,456      222,617     3.75%
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.38       49,195      510,640     3.80%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.34           97        1,104    13.43%
AVPSF ALLIANCEBERNSTEIN
   SMALL CAP VALUE                                                                                     --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.94        1,281       14,011     9.42%
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.95        7,659       83,837     9.46%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.86           97        1,154    18.60%
AVPSF TECHNOLOGY                                                                                       --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          11.59        1,266       14,675    15.94%
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          11.60          513        5,953    15.99%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          12.91           97        1,256    29.08%
BARON CAPITAL ASSET
   INSURANCE SHARES                                                                                    --
    VUL-CV (.75% Fee
       Rate)                    10.91          12.17      140,819    1,713,489    11.50%
    VUL-DB (.90% Fee
       Rate)                    12.27          13.66       70,727      965,953    11.33%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00          10.61       22,971      243,680     6.08%
DEUTSCHE VIT EAFE EQUITY
   INDEX                                                                                               --
    VUL-CV (.75% Fee
       Rate)                    10.32           7.72      190,730    1,471,560   -25.25%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                     9.82           7.33      109,462      802,191   -25.36%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           8.28       26,036      215,632   -17.18%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          10.62           97        1,033     6.16%
DEUTSCHE VIT EQUITY 500
   INDEX                                                                                             0.93%
    VUL I (.80% Fee Rate)       11.97          10.43      941,597    9,820,738   -12.88%
    VUL-CV (.75% Fee
       Rate)                     9.93           8.65    2,454,180   21,238,642   -12.84%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    10.54           9.17      602,157    5,521,817   -12.97%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           9.16      129,782    1,189,401    -8.35%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.30           97        1,100    13.01%
DEUTSCHE VIT SMALL CAP
   INDEX                                                                                             0.80%
    VUL-CV (.75% Fee
       Rate)                    10.89          11.03      257,019    2,836,045     1.31%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    11.74          11.88       65,047      772,677     1.16%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00          10.00       30,964      309,774     0.04%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          12.14           97        1,181    21.36%
DGPF HIGH YIELD                                                                                      8.27%
    VUL-CV (.75% Fee
       Rate)                     7.84           7.47      104,498      780,164    -4.82%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                     8.44           8.02       47,799      383,476    -4.96%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           9.93        9,230       91,675    -0.68%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          10.35           97        1,007     3.46%
DGPF DEVON                                                                                           0.66%
    VUL-CV (.75% Fee
       Rate)                     8.01           7.22       43,742      315,630    -9.87%
    VUL-DB (.90% Fee
       Rate)                     9.29           8.36        1,757       14,691   -10.01%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           9.15          371        3,397    -8.46%

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                           UNIT VALUE
                           BEGINNING   UNIT VALUE     UNITS                     TOTAL      INVESTMENT
SUBACCOUNT                 OF PERIOD   END OF PERIOD  OUTSTANDING  NET ASSETS   RETURN(4)  INCOME RATIO(5)
----------------------------------------------------------------------------------------------------------
DGPF EMERGING MARKETS                                                                                0.43%
    VUL I (.80% Fee Rate)  $     8.62  $        9.00       31,675  $   285,076     4.44%
    VUL-CV (.75% Fee
       Rate)                     9.17           9.59      116,928    1,120,996     4.49%
    VUL-DB (.90% Fee
       Rate)                     9.42           9.83       24,105      236,925     4.34%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           9.72        2,944       28,603    -2.84%
DGPF GROWTH AND INCOME                                                                                 --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.35          142        1,473     3.51%
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.35        1,752       18,143     3.53%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.12           97        1,083    11.25%
DGPF SMALL CAP VALUE                                                                                 0.84%
    VUL I (.80% Fee Rate)       10.78          11.96      203,613    2,434,634    10.95%
    VUL-CV (.75% Fee
       Rate)                    11.10          12.32      394,623    4,861,098    11.00%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    12.43          13.78      145,192    2,000,190    10.84%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00          10.55       96,363    1,016,790     5.52%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.82           97        1,151    18.25%
DGPF REIT                                                                                            1.17%
    VUL-CV (.75% Fee
       Rate)                    11.99          12.95       84,252    1,090,834     7.98%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    13.56          14.62       37,187      543,550     7.81%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00          10.96       28,109      308,180     9.64%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          10.73           97        1,044     7.32%
DGPF TREND                                                                                             --
    VUL I (.80% Fee Rate)       17.22          14.46      170,402    2,463,796   -16.01%
    VUL-CV (.75% Fee
       Rate)                    14.40          12.10      618,933    7,490,287   -15.97%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    12.81          10.75      266,503    2,864,942   -16.10%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           9.77      117,638    1,148,866    -2.34%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          12.82           97        1,247    28.18%
DGPF U.S. GROWTH                                                                                       --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.88           81          882     8.76%
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.88          142        1,544     8.79%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.68           97        1,136    16.78%
FIDELITY VIP
   EQUITY-INCOME                                                                                     1.73%
    VUL I (.80% Fee Rate)       11.61          10.95      440,423    4,822,049    -5.71%
FIDELITY VIP
   EQUITY-INCOME SERVICE
   CLASS                                                                                               --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.32        2,006       20,698     3.19%
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.32       11,494      118,660     3.23%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.12           97        1,082    11.19%
FIDELITY VIP GROWTH
   SERVICE CLASS                                                                                       --
    VUL-CV (.75% Fee
       Rate)                     8.50           6.94      206,134    1,430,545   -18.34%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                     8.49           6.92      174,210    1,205,983   -18.46%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           8.83       67,343      594,682   -11.69%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.80           97        1,148    18.02%
FIDELITY VIP HIGH INCOME
   SERVICE CLASS                                                                                     6.88%
    VUL-CV (.75% Fee
       Rate)                     8.07           7.06      113,783      802,795   -12.55%
    VUL-DB (.90% Fee
       Rate)                     8.06           7.04       74,376      523,531   -12.69%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           8.90       32,407      288,550   -10.96%
FIDELITY VIP OVERSEAS
   SERVICE CLASS                                                                                       --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.37        1,284       13,313     3.70%
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.37        2,849       29,555     3.75%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          10.92           97        1,063     9.18%
FIDELITY VIP II ASSET
   MANAGER                                                                                           4.06%
    VUL I (.80% Fee Rate)       11.15          10.61       82,681      877,369    -4.85%
FIDELITY VIP II
   CONTRAFUND SERVICE
   CLASS                                                                                             0.60%
    VUL-CV (.75% Fee
       Rate)                    10.62           9.23      927,605    8,566,060   -13.02%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    11.20           9.73      250,454    2,436,163   -13.15%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           9.60       67,690      649,635    -4.03%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          10.96           97        1,067     9.60%
FIDELITY VIP II
   INVESTMENT GRADE BOND                                                                             5.14%
    VUL I (.80% Fee Rate)       11.34          12.21      261,031    3,186,224     7.60%
FIDELITY VIP III GROWTH
   OPPORTUNITIES SERVICE
   CLASS                                                                                             0.24%
    VUL-CV (.75% Fee
       Rate)                     8.26           7.02      503,481    3,533,388   -15.08%
    VUL-DB (.90% Fee
       Rate)                     8.95           7.59       81,782      620,895   -15.21%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           9.25        7,704       71,240    -7.52%
JANUS ASPEN
   SERIES BALANCED                                                                                   2.83%
    VUL-CV (.75% Fee
       Rate)                    11.04          10.44    1,024,709   10,700,215    -5.38%
    VUL-DB (.90% Fee
       Rate)                    11.46          10.83      474,978    5,143,044    -5.52%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           9.67       43,635      422,145    -3.26%
JANUS ASPEN
   SERIES WORLDWIDE
   GROWTH                                                                                            0.53%
    VUL-CV (.75% Fee
       Rate)                    12.63           9.72    1,457,585   14,169,673   -23.02%
    VUL-DB (.90% Fee
       Rate)                    12.07           9.28      549,455    5,097,012   -23.13%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           8.47      111,813      947,611   -15.25%
JANUS ASPEN
   SERIES AGGRESSIVE
   GROWTH SERVICE SHARES                                                                               --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.23           86          882     2.28%
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.23        5,231       53,518     2.31%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.40           97        1,110    14.04%
JANUS ASPEN
   SERIES BALANCED
   SERVICE SHARES                                                                                    5.88%
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.23        5,429       55,535     2.30%
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.23       41,587      425,613     2.34%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          10.68           97        1,039     6.80%

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                           UNIT VALUE
                           BEGINNING   UNIT VALUE     UNITS                     TOTAL      INVESTMENT
SUBACCOUNT                 OF PERIOD   END OF PERIOD  OUTSTANDING  NET ASSETS   RETURN(4)  INCOME RATIO(5)
----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL
   TECHNOLOGY SERVICE
   SHARES                                                                                            0.65%
    VUL-CV (.75% Fee
       Rate)               $     6.75  $        4.20      315,300  $ 1,323,329   -37.79%
    VUL-DB (.90% Fee
       Rate)                     6.74           4.19      133,138      557,404   -37.88%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           7.62       18,060      137,668   -23.77%
JANUS ASPEN
   SERIES WORLDWIDE
   GROWTH SERVICE SHARES                                                                             0.22%
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.72       23,165      248,221     7.16%
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.72       30,249      324,281     7.21%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.53           97        1,122    15.31%
LN AGGRESSIVE GROWTH                                                                                   --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.93           93        1,019     9.26%
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.93           90          984     9.31%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          12.43           97        1,213    24.32%
LN BOND                                                                                              5.65%
    VUL-CV (.75% Fee
       Rate)                    10.96          11.87    1,111,452   13,195,984     8.34%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    10.99          11.89      344,657    4,097,595     8.17%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00          10.49      160,523    1,683,373     4.87%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          10.14           97          986     1.37%
LN CAPITAL APPRECIATION                                                                                --
    VUL-CV (.75% Fee
       Rate)                    10.79           7.94      654,970    5,198,478   -26.44%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    10.75           7.90      281,893    2,226,534   -26.55%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           7.93        8,782       69,646   -20.69%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.64           97        1,133    16.43%
LN EQUITY-INCOME                                                                                     1.44%
    VUL-CV (.75% Fee
       Rate)                    10.79           9.93      133,643    1,326,526    -8.03%
    VUL-DB (.90% Fee
       Rate)                    12.41          11.39       89,958    1,025,036    -8.17%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           9.45       29,160      275,698    -5.45%
LN GLOBAL ASSET
   ALLOCATION                                                                                        0.56%
    VUL-CV (.75% Fee
       Rate)                    10.15           9.29       35,542      330,122    -8.47%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    10.48           9.57       18,608      178,163    -8.60%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           9.56        1,131       10,805    -4.45%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          10.99           93        1,023     9.87%
LN INTERNATIONAL                                                                                     0.58%
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.20        1,042       10,627     2.01%
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.20          493        5,032     2.03%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.04           93        1,028    10.44%
LN MONEY MARKET                                                                                      3.78%
    VUL I (.80% Fee Rate)       11.18          11.53      149,033    1,718,780     3.19%
    VUL-CV (.75% Fee
       Rate)                    10.82          11.17    1,053,999   11,768,612     3.24%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    10.60          10.93    1,532,584   16,750,088     3.08%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00          10.16    1,129,273   11,473,154     1.60%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          10.04           93          934     0.38%
LN SOCIAL AWARENESS                                                                                  0.77%
    VUL-CV (.75% Fee
       Rate)                    10.17           9.13      117,002    1,068,374   -10.20%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    10.80           9.68       16,436      159,159   -10.33%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           9.27       13,789      127,859    -7.27%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.53           93        1,073    15.29%
MFS VIT CAPITAL
   OPPORTUNITIES                                                                                       --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.72        2,335       25,026     7.16%
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.72        6,995       74,983     7.20%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.92           93        1,110    19.24%
MFS VIT EMERGING GROWTH                                                                                --
    VUL I (.80% Fee Rate)       15.99          10.55      275,113    2,902,787   -34.02%
    VUL-CV (.75% Fee
       Rate)                    13.16           8.69      981,573    8,530,240   -33.98%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    12.79           8.43      290,024    2,444,392   -34.08%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           8.35       38,488      321,187   -16.55%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          12.16           93        1,132    21.56%
MFS VIT TOTAL RETURN                                                                                 1.80%
    VUL I (.80% Fee Rate)       12.23          12.16      220,725    2,683,651    -0.55%
    VUL-CV (.75% Fee
       Rate)                    11.33          11.27      376,707    4,245,629    -0.50%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    12.01          11.93      258,230    3,081,824    -0.65%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           9.87       97,201      959,607    -1.28%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          10.66           93          993     6.64%
MFS VIT UTILITIES                                                                                    3.09%
    VUL I (.80% Fee Rate)       14.87          11.18      111,191    1,243,472   -24.81%
    VUL-CV (.75% Fee
       Rate)                    12.93           9.73      302,698    2,944,952   -24.77%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    12.80           9.61      176,130    1,692,845   -24.88%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           7.72       48,160      371,978   -22.76%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00           9.88           93          919    -1.22%
NB AMT MID-CAP GROWTH                                                                                  --
    VUL-CV (.75% Fee
       Rate)                    13.84          10.35      525,304    5,437,812   -25.21%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    14.01          10.46      186,004    1,946,087   -25.32%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           8.74       73,205      639,761   -12.61%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          12.02           93        1,119    20.24%
NB AMT PARTNERS                                                                                      0.29%
    VUL-CV (.75% Fee
       Rate)                     9.51           9.17       87,068      798,401    -3.55%
    VUL-DB (.90% Fee
       Rate)                    11.36          10.94       34,088      373,043    -3.70%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           9.65       11,067      106,810    -3.49%
NB AMT REGENCY                                                                                         --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.49        2,029       21,277     4.88%
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.49        6,673       70,017     4.92%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.17           93        1,040    11.69%

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                           UNIT VALUE
                           BEGINNING   UNIT VALUE     UNITS                     TOTAL      INVESTMENT
SUBACCOUNT                 OF PERIOD   END OF PERIOD  OUTSTANDING  NET ASSETS   RETURN(4)  INCOME RATIO(5)
----------------------------------------------------------------------------------------------------------
OCC ACCUMULATION GLOBAL
   EQUITY                                                                                              --
    VUL I (.80% Fee Rate)  $    12.81  $       10.95       67,831  $   742,940   -14.51%
OCC ACCUMULATION MANAGED                                                                             2.29%
    VUL I (.80% Fee Rate)       11.09          10.46       82,263      860,269    -5.67%
PUTNAM VT GROWTH AND
   INCOME CLASS IB                                                                                     --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.19        4,310       43,902     1.86%
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.19       23,261      237,025     1.90%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          10.88           93        1,013     8.80%
PUTNAM VT HEALTH SCIENCES
   CLASS IB                                                                                            --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.08        9,121       91,911     0.77%
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.08        2,736       27,580     0.80%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          10.59           93          985     5.86%
TEMPLETON ASSET STRATEGY                                                                             1.45%
    VUL I (.80% Fee Rate)       11.97          10.72       32,372      346,970   -10.44%
TEMPLETON INTERNATIONAL
   SECURITIES                                                                                        3.01%
    VUL I (.80% Fee Rate)       11.44           9.56      336,966    3,222,768   -16.42%
TEMPLETON INTERNATIONAL
   SECURITIES CLASS 2                                                                                2.85%
    VUL-CV (.75% Fee
       Rate)                    10.92           9.10      367,307    3,343,373   -16.62%
    VUL-DB (.90% Fee
       Rate)                    11.32           9.42      115,140    1,084,659   -16.75%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           8.86       22,850      202,522   -11.37%
TEMPLETON GROWTH
   SECURITIES                                                                                        1.96%
    VUL I (.80% Fee Rate)       12.64          12.41       56,957      706,899    -1.77%
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.42        7,895       82,299     4.24%
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.43       19,695      205,389     4.28%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.20           97        1,090    12.04%
TEMPLETON GROWTH
   SECURITIES CLASS 2                                                                                1.74%
    VUL-CV (.75% Fee
       Rate)                    12.28          12.02       43,449      522,427    -2.05%
    VUL-DB (.90% Fee
       Rate)                    12.82          12.54       26,360      330,450    -2.19%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           9.78        4,977       48,681    -2.19%
FRANKLIN SMALL CAP                                                                                     --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          11.32        4,018       45,490    13.22%
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          11.33       10,332      117,016    13.25%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          12.33           97        1,200    23.34%

(1) Reflects less than a full year of activity. Funds were first received in this option on 5/09/2001.
(2) Reflects less than a full year of activity. Funds were first received in this option on 9/10/2001.
(3) Reflects less than a full year of activity. Funds were first received in this option on 09/19/2001.
(4) These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(5) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

4. PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2001.

                                          AGGREGATE   AGGREGATE
                                          COST OF     PROCEEDS
                                          PURCHASES   FROM SALES
----------------------------------------------------------------
AIM V.I. Capital Appreciation Fund        $  823,864  $  282,865
----------------------------------------
AIM V.I. Diversified Income Fund             186,542     106,110
----------------------------------------
AIM V.I. Growth Fund                       9,921,456   2,464,401
----------------------------------------
AIM V.I. International Equity Fund         3,660,700   1,590,208
----------------------------------------
AIM V.I. Value Fund                       10,534,695   2,601,160
----------------------------------------
AFIS Growth Class 2 Fund                  19,680,459   1,656,880
----------------------------------------
AFIS Growth -- Income Class 2 Fund        13,528,978   1,329,944
----------------------------------------
AFIS Global Small Capitalization Class 2
   Fund                                    2,815,029     976,957
----------------------------------------
AFIS International Class 2 Fund              250,987       1,876
----------------------------------------
AVPSF Premier Growth Portfolio                49,963         566
----------------------------------------
AVPSF Growth and Income Portfolio          1,082,019      12,271
----------------------------------------
AVPSF AllianceBernstein Small Cap Value
   Portfolio                                  99,328       7,169
----------------------------------------
AVPSF Technology Portfolio                    21,361         305
----------------------------------------
Baron Capital Asset Insurance Shares
   Fund                                    2,054,934     394,050
----------------------------------------
Deutsche VIT EAFE Equity Index Fund        2,280,279     818,934
----------------------------------------
Deutsche VIT Equity 500 Index Fund        15,975,115   4,706,232
----------------------------------------
Deutsche VIT Small Cap Index Fund          3,321,765   1,500,429
----------------------------------------
DGPF High Yield Series                     1,291,011     542,587
----------------------------------------
DGPF Devon Series                            138,261      74,228
----------------------------------------
DGPF Emerging Markets Series               1,442,838     966,686
----------------------------------------

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                          AGGREGATE   AGGREGATE
                                          COST OF     PROCEEDS
                                          PURCHASES   FROM SALES
----------------------------------------------------------------
DGPF Growth and Income Series             $   20,532  $      246
----------------------------------------
DGPF Small Cap Value Series                5,594,351   1,349,705
----------------------------------------
DGPF REIT Series                           1,873,000     478,090
----------------------------------------
DGPF Trend Series                          6,436,687   1,975,465
----------------------------------------
DGPF U.S. Growth Series                        3,407         179
----------------------------------------
Fidelity VIP Equity-Income Portfolio         918,801     691,714
----------------------------------------
Fidelity VIP Equity-Income Service
   Class Portfolio                           144,810      10,786
----------------------------------------
Fidelity VIP Growth Service
   Class Portfolio                         2,982,204     513,995
----------------------------------------
Fidelity VIP High Income Service
   Class Portfolio                         1,828,590     452,471
----------------------------------------
Fidelity VIP Overseas Service
   Class Portfolio                            34,344         539
----------------------------------------
Fidelity VIP II Asset Manager Portfolio      187,240     130,981
----------------------------------------
Fidelity VIP II Contrafund Service
   Class Portfolio                         5,861,333   1,167,221
----------------------------------------
Fidelity VIP II Investment Grade Bond
   Portfolio                                 690,883     402,035
----------------------------------------
Fidelity VIP III Growth Opportunities
   Service Class Portfolio                 1,717,981     675,444
----------------------------------------
Janus Aspen Series Balanced Portfolio      6,993,142   1,888,734
----------------------------------------
Janus Aspen Series Worldwide Growth
   Portfolio                               9,230,931   1,908,877
----------------------------------------
Janus Aspen Series Aggressive Growth
   Service Shares Portfolio                   58,233       4,249
----------------------------------------
Janus Aspen Series Balanced Service
   Shares Portfolio                          689,501       2,829
----------------------------------------
Janus Aspen Series Global Technology
   Service Shares Portfolio                2,566,525     574,033
----------------------------------------
Janus Aspen Series Worldwide Growth
   Service Shares Portfolio                  709,432      12,040
----------------------------------------
LN Aggressive Growth Fund                      2,969         170
----------------------------------------
LN Bond Fund                              10,789,215   1,571,366
----------------------------------------
LN Capital Appreciation Fund               5,364,503   1,486,288
----------------------------------------
LN Equity-Income Fund                      2,325,251     422,516
----------------------------------------
LN Global Asset Allocation Fund              444,035      94,724
----------------------------------------
LN International Fund                         14,607         251
----------------------------------------
LN Money Market Fund                      67,657,236  56,519,463
----------------------------------------
LN Social Awareness Fund                     943,393     213,292
----------------------------------------
MFS VIT Capital Opportunities Series         101,761       7,429
----------------------------------------
MFS VIT Emerging Growth Series             7,326,101   2,200,327
----------------------------------------
MFS VIT Total Return Series                7,474,757     906,976
----------------------------------------
MFS VIT Utilities Series                   4,538,787   1,642,978
----------------------------------------
NB AMT Mid-Cap Growth Portfolio            5,694,801     960,880
----------------------------------------
NB AMT Partners Portfolio                    834,153     162,791
----------------------------------------
NB AMT Regency Portfolio                      90,865       5,508
----------------------------------------
OCC Accumulation Global Equity Portfolio     156,515     114,898
----------------------------------------
OCC Accumulation Managed Portfolio           193,176     157,474
----------------------------------------
Putnam VT Growth and Income Class IB
   Fund                                      277,158       1,953
----------------------------------------
Putnam VT Health Sciences Class IB Fund      117,109         489
----------------------------------------
Templeton Asset Strategy Fund                102,311      65,242
----------------------------------------
Templeton International Securities Fund    1,332,951     460,217
----------------------------------------
Templeton International Securities
   Class 2 Fund                            3,626,129     955,240
----------------------------------------
Templeton Growth Securities Fund             615,789     149,404
----------------------------------------
Templeton Growth Securities Class 2 Fund     866,527     259,488
----------------------------------------
Franklin Smalll Cap Fund                     161,464       8,394
----------------------------------------

5. INVESTMENTS

   The following is a summary of investments owned at December 31, 2001.

                                             NET
                                SHARES       ASSET  VALUE OF    COST OF
                                OUTSTANDING  VALUE  SHARES      SHARES
--------------------------------------------------------------------------
AIM V.I. Capital Appreciation
   Fund                             140,014  $21.72 $3,041,097  $3,837,948
------------------------------
AIM V.I. Diversified Income
   Fund                              67,200   9.13     613,538     691,202
------------------------------
AIM V.I. Growth Fund              1,258,916  16.37  20,608,450  31,861,724
------------------------------
AIM V.I. International Equity
   Fund                             221,624  14.91   3,304,417   4,074,782
------------------------------
AIM V.I. Value Fund               1,338,214  23.35  31,247,295  38,962,355
------------------------------
AFIS Growth Class 2 Fund            448,228  44.08  19,757,870  25,249,156
------------------------------
AFIS Growth -- Income Class 2
   Fund                             437,404  31.58  13,813,218  14,447,073
------------------------------
AFIS Global Small
   Capitalization Class 2 Fund      213,952  11.48   2,456,168   2,580,552
------------------------------

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. INVESTMENTS (CONTINUED)

                                             NET
                                SHARES       ASSET  VALUE OF    COST OF
                                OUTSTANDING  VALUE  SHARES      SHARES
--------------------------------------------------------------------------
AFIS International Class 2
   Fund                              21,125  $11.97 $  252,861  $  249,106
------------------------------
AVPSF Premier Growth Portfolio        2,005  25.16      50,437      49,413
------------------------------
AVPSF Growth and Income
   Portfolio                         48,610  22.16   1,077,193   1,069,830
------------------------------
AVPSF AllianceBernstein Small
   Cap Value Portfolio                8,815  11.18      98,551      92,392
------------------------------
AVPSF Technology Portfolio            1,269  17.24      21,876      21,069
------------------------------
Baron Capital Asset Insurance
   Shares Fund                      151,182  19.30   2,917,815   2,657,548
------------------------------
Deutsche VIT EAFE Equity Index
   Fund                             295,953   8.39   2,483,046   2,910,100
------------------------------
Deutsche VIT Equity 500 Index
   Fund                           3,147,032  11.98  37,701,445  42,592,342
------------------------------
Deutsche VIT Small Cap Index
   Fund                             363,843  10.73   3,904,037   3,986,823
------------------------------
DGPF High Yield Series              238,088   5.23   1,245,203   1,366,389
------------------------------
DGPF Devon Series                    31,162  10.71     333,745     378,589
------------------------------
DGPF Emerging Markets Series        253,321   6.61   1,674,453   1,682,781
------------------------------
DGPF Growth and Income Series         1,276  16.21      20,691      20,294
------------------------------
DGPF Small Cap Value Series         540,482  19.53  10,555,606   9,156,936
------------------------------
DGPF REIT Series                    165,816  11.70   1,940,048   1,816,987
------------------------------
DGPF Trend Series                   562,278  25.23  14,186,266  16,646,439
------------------------------
DGPF U.S. Growth Series                 469   7.60       3,562       3,237
------------------------------
Fidelity VIP Equity-Income
   Portfolio                        211,931  22.75   4,821,433   5,224,813
------------------------------
Fidelity VIP Equity-Income
   Service Class Portfolio            6,036  22.67     136,831     134,029
------------------------------
Fidelity VIP Growth Service
   Class Portfolio                   94,138  33.48   3,151,735   3,622,228
------------------------------
Fidelity VIP High Income
   Service Class Portfolio          253,091   6.38   1,614,721   1,829,419
------------------------------
Fidelity VIP Overseas Service
   Class Portfolio                    2,501  13.83      34,588      33,818
------------------------------
Fidelity VIP II Asset Manager
   Portfolio                         60,497  14.51     877,809   1,008,998
------------------------------
Fidelity VIP II Contrafund
   Service Class Portfolio          577,794  20.06  11,590,547  13,298,441
------------------------------
Fidelity VIP II Investment
   Grade Bond Portfolio             244,864  12.92   3,163,646   2,981,678
------------------------------
Fidelity VIP III Growth
   Opportunities Service
   Class Portfolio                  279,646  15.11   4,225,445   5,242,935
------------------------------
Janus Aspen Series Balanced
   Portfolio                        720,860  22.57  16,269,820  18,065,523
------------------------------
Janus Aspen Series Worldwide
   Growth Portfolio                 706,728  28.54  20,170,005  27,574,809
------------------------------
Janus Aspen Series Aggressive
   Growth Service Shares
   Portfolio                          2,554  21.73      55,489      54,031
------------------------------
Janus Aspen Series Balanced
   Service Shares Portfolio          29,429  23.31     685,999     686,677
------------------------------
Janus Aspen Series Global
   Technology Service Shares
   Portfolio                        494,685   4.08   2,018,315   2,749,764
------------------------------
Janus Aspen Series Worldwide
   Growth Service Shares
   Portfolio                         25,320  28.38     718,572     697,939
------------------------------
LN Aggressive Growth Fund               343   9.37       3,212       2,795
------------------------------
LN Bond Fund                      1,564,659  12.38  19,368,911  18,921,242
------------------------------
LN Capital Appreciation Fund        428,437  17.36   7,436,807  10,976,909
------------------------------
LN Equity-Income Fund               167,420  15.34   2,568,053   2,756,233
------------------------------
LN Global Asset Allocation
   Fund                              41,339  12.58     519,917     553,740
------------------------------
LN International Fund                 1,321  11.16      14,731      14,353
------------------------------
LN Money Market Fund              4,046,008  10.00  40,460,079  40,460,079
------------------------------
LN Social Awareness Fund             52,742  25.80   1,360,889   1,774,926
------------------------------
MFS VIT Capital Opportunities
   Series                             7,222  13.56      97,934      94,453
------------------------------
MFS VIT Emerging Growth Series      786,872  17.98  14,147,961  21,191,715
------------------------------
MFS VIT Total Return Series         586,121  18.61  10,907,706  10,776,134
------------------------------
MFS VIT Utilities Series            388,831  15.95   6,201,856   8,059,588
------------------------------
NB AMT Mid-Cap Growth
   Portfolio                        470,381  16.94   7,968,259   9,941,926
------------------------------
NB AMT Partners Portfolio            84,051  15.10   1,269,176   1,308,439
------------------------------
NB AMT Regency Portfolio              9,021   9.97      89,943      85,524
------------------------------
OCC Accumulation Global Equity
   Portfolio                         55,705  13.09     729,185     890,663
------------------------------
OCC Accumulation Managed
   Portfolio                         21,451  40.15     861,263     902,964
------------------------------
Putnam VT Growth and Income
   Class IB Fund                     12,029  23.44     281,949     275,240
------------------------------
Putnam VT Health Sciences
   Class IB Fund                     10,057  11.70     117,670     116,626
------------------------------
Templeton Asset Strategy Fund        22,415  15.51     347,657     441,886
------------------------------
Templeton International
   Securities Fund                  272,009  11.85   3,223,302   4,704,020
------------------------------
Templeton International
   Securities Class 2 Fund          394,194  11.74   4,627,842   6,092,213
------------------------------
Templeton Growth Securities
   Fund                              87,672  11.09     972,283   1,050,000
------------------------------
Templeton Growth Securities
   Class 2 Fund                      82,129  11.01     904,243     989,871
------------------------------
Franklin Smalll Cap Fund              8,961  17.97     161,027     153,325
------------------------------

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. NEW INVESTMENT FUNDS AND FUND NAME CHANGES

   During 2000, the American Variable Insurance Series (AVIS) family of funds changed its name to American Funds Insurance Series (AFIS), the BT Insurance Fund Trust family of funds changed its name to Deutsche Asset Management VIT Funds Trust, the Delaware Group Premium Fund, Inc. family of funds changed its name to Delaware Group Premium Fund (DGPF) and the Templeton Variable Products Series fund family changed its name to Franklin Templeton Variable Insurance Products Trust. Also during 2000, the Delaware Premium Delchester Series changed its name to the DGPF High Yield Series, the Templeton International Fund changed its name to the Templeton International Securities Fund, the Templeton International Class 2 Fund changed its name to the Templeton International Securities Class 2 Fund, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund, the Templeton Stock Fund changed its name to the Templeton Growth Securities Fund and the Templeton Stock Class 2 Fund changed its name to the Templeton Growth Securities Class 2 Fund. Also during 2000, the Fidelity VIP Growth Service Class Fund, the Fidelity VIP High Income Service Class Fund and the Janus Aspen Series Global Technology Service Class Portfolio became available as investment options for Variable Account contract owners of selected policy forms. Accordingly, the 2000 statements of operations and changes in net assets for these subaccounts are for the period from May 1, 2000 (commencement of operations) to December 31, 2000.

   During 2001, the AFIS International Class 2 Fund, the AVPSF Premier Growth Portfolio, the AVPSF Growth and Income Portfolio, the AVPSF Alliance Bernstein Small Cap Value Portfolio, the AVPSF Technology Portfolio, the DGPF Growth and Income Series, the DGPF U.S. Growth Series, the Fidelity VIP Equity-Income Service Class Portfolio, the Fidelity VIP Overseas Service Class Portfolio, the Janus Aspen Series Aggressive Growth Service Shares Portfolio, the Janus Aspen Series Balanced Service Shares Portfolio, the Janus Aspen Series Worldwide Growth Service Shares Portfolio, the
   LN Aggressive Growth Fund Inc., the LN International Fund Inc., the MFS VIT Capital Opportunities Series, the NB AMT Regency Portfolio, the Putnam
   VT Growth and Income Class IB Fund, the Putnam VT Health Sciences Class IB Fund, and the Franklin Small Cap Fund became available as investment options for Variable Account contract owners of selected policy forms. Accordingly, the 2001 statements of operations and changes in net assets and total return and investment income ratios in footnote 3 for these subaccounts are for the period from September 10, 2001 (commencement of operations) to December 31, 2001.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

Board of Directors of The Lincoln National Life Insurance Company
 and
Contract Owners of Lincoln Life Flexible Premium Variable Life
Account M

We have audited the accompanying statement of assets and liabilities of Lincoln Life Flexible Premium Variable Life Account M ("Variable Account") (comprised of the following subaccounts: AIM Variable Insurance Funds ("AIM V.I.") Capital Appreciation, AIM V.I. Diversified Income, AIM V.I. Growth, AIM V.I. International Equity, AIM V.I. Value, American Funds Insurance Series ("AFIS") Growth Class 2, AFIS Growth-Income Class 2, AFIS Global Small Capitalization Class 2, AFIS International Class 2, Alliance Variable Products Series Fund ("AVPSF") Premier Growth, AVPSF Growth and Income, AVPSF AllianceBernstein Small Cap Value, AVPSF Technology, Baron Capital Asset Fund Insurance Shares, Deutsche Asset Management VIT Funds Trust ("Deutsche VIT") EAFE Equity Index, Deutsche VIT Equity 500 Index, Deutsche VIT Small Cap Index, Delaware Group Premium Fund ("DGPF") High Yield, DGPF Devon, DGPF Emerging Markets, DGPF Growth and Income, DGPF Small Cap Value, DGPF REIT, DGPF Trend, DGPF U.S. Growth, Fidelity Variable Insurance Products Fund ("Fidelity VIP") Equity-Income, Fidelity VIP Equity-Income Service Class, Fidelity VIP Growth Service Class, Fidelity VIP High Income Service Class, Fidelity VIP Overseas Service Class, Fidelity VIP II Asset Manager, Fidelity VIP II Contrafund Service Class, Fidelity VIP II Investment Grade Bond, Fidelity VIP III Growth Opportunities Service Class, Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, Janus Aspen Series Aggressive Growth Service Shares, Janus Aspen
Series Balanced Service Shares, Janus Aspen Series Global Technology Service Shares, Janus Aspen Series Worldwide Growth Service Shares, Lincoln National ("LN") Aggressive Growth, LN Bond, LN Capital Appreciation, LN Equity-Income, LN Global Asset Allocation, LN International, LN Money Market, LN Social Awareness, MFS Variable Insurance Trust ("MFS VIT") Capital Opportunities, MFS VIT Emerging Growth, MFS VIT Total Return, MFS VIT Utilities, Neuberger Berman Advisers Management Trust ("NB AMT") Mid-Cap Growth, NB AMT Partners, NB AMT Regency, OCC Accumulation Trust ("OCC Accumulation") Global Equity, OCC Accumulation Managed, Putnam Variable Trust ("Putnam VT") Growth and Income Class IB, Putnam VT Health Sciences Class IB, Franklin Templeton Variable Insurance Products Trust ("Templeton") Asset Strategy Class 1, Templeton International Securities Class 1, Templeton International Securities Class 2, Templeton Growth Securities Class 1, Templeton Growth Securities Class 2 and Franklin Small Cap Class 1), as of
December 31, 2001 and the related statements of operations and changes in net assets for each of the respective three years or periods in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Lincoln Life Flexible Premium Variable Life Account M as of December 31, 2001 and the results of their operations and the changes in their net assets for each of the respective three years or periods in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                /s/ Ernst & Young LLP

Fort Wayne, Indiana
March 1, 2002

           (This page has been left blank intentionally.)

The Lincoln National Life Insurance Company

Balance Sheets -- Statutory Basis

                                                         December 31
                                                       2001      2000
                                                     --------- ---------
                                                        (in millions)
                                                     -------------------
        Admitted assets
        Cash and investments:
         Bonds                                       $23,421.0 $21,852.5

        -----------------------------------------
         Preferred stocks                                223.6     261.7

        -----------------------------------------
         Unaffiliated common stocks                      107.6     161.7

        -----------------------------------------
         Affiliated common stocks                        623.5     743.0

        -----------------------------------------
         Mortgage loans on real estate                 4,098.7   4,102.0

        -----------------------------------------
         Real estate:

        -----------------------------------------
           Properties occupied by the company              6.2      10.5

        -----------------------------------------
           Properties held for sale                      243.6     261.2

        -----------------------------------------
         Policy loans                                  1,708.7   1,723.5

        -----------------------------------------
         Short-term investments                          798.1   1,427.9

        -----------------------------------------
         Other investments                               466.6     485.0

        -----------------------------------------
         Cash and cash equivalents                     1,899.4      20.5

                                                     --------- ---------
        -----------------------------------------
        Total cash and investments
        -----------------------------------------     33,597.0  31,049.5
        Premiums and fees in course of collection
        -----------------------------------------          3.1     111.5
        Accrued investment income
        -----------------------------------------        457.2     444.2
        Reinsurance recoverable
        -----------------------------------------        550.4     450.7
        Funds withheld by ceding companies
        -----------------------------------------        154.1      74.4
        Company owned policies and contracts
        -----------------------------------------        361.4     335.0
        Net deferred federal income taxes
        -----------------------------------------        180.2        --
        Goodwill
        -----------------------------------------         33.1      38.4
        Other admitted assets
        -----------------------------------------        130.9     106.2
        Separate account assets                       38,636.5  43,904.6
        -----------------------------------------    --------- ---------
        Total admitted assets                        $74,103.9 $76,514.5
        -----------------------------------------    ========= =========

                                                                  December 31
                                                               2001       2000
                                                             ---------  ---------
                                                                 (in millions)
                                                             --------------------
Liabilities and capital and surplus
Liabilities:
 Policy and contract liabilities:
------------------------------------------------------------
   Future policy benefits and claims                         $28,071.8  $27,828.0
------------------------------------------------------------
   Dividends payable                                              65.1       77.7
------------------------------------------------------------
   Other policyholder liabilities                                 56.0      220.5
------------------------------------------------------------ ---------  ---------
 Total policy and contract liabilities                        28,192.9   28,126.2
------------------------------------------------------------
 Amounts withheld or retained by Company as agent or trustee     869.5      639.8
------------------------------------------------------------
 Funds held under reinsurance treaties                         1,693.1      849.6
------------------------------------------------------------
 Asset valuation reserve                                         454.5      534.1
------------------------------------------------------------
 Interest maintenance reserve                                      7.7       20.9
------------------------------------------------------------
 Income taxes payable to parent                                  537.4       20.1
------------------------------------------------------------
 Other liabilities                                               965.8      516.7
------------------------------------------------------------
 Short-term loan payable to parent company                       200.0      199.5
------------------------------------------------------------
 Net transfers due from separate accounts                       (967.0)    (976.1)
------------------------------------------------------------
 Separate account liabilities                                 38,634.0   43,904.6
------------------------------------------------------------ ---------  ---------
Total liabilities                                             70,587.9   73,835.4
------------------------------------------------------------

Capital and surplus:
 Common stock, $2.50 par value:

    Authorized, issued and outstanding shares--10 million
    (owned by Lincoln National Corporation)                     25.0      25.0
 --------------------------------------------------------
  Surplus notes due to Lincoln National Corporation          1,250.0   1,250.0
 --------------------------------------------------------
  Paid-in surplus                                            1,520.4   2,006.1
 --------------------------------------------------------
  Unassigned surplus (deficit)                                 720.6    (602.0)
 --------------------------------------------------------  --------- ---------
 Total capital and surplus                                   3,516.0   2,679.1
 --------------------------------------------------------  --------- ---------
 Total liabilities and capital and surplus                 $74,103.9 $76,514.5
 --------------------------------------------------------  ========= =========


See accompanying notes.

The Lincoln National Life Insurance Company

Statements of Operations -- Statutory Basis

                                                                                     Year ended December 31
                                                                                   2001       2000      1999
                                                                                 ---------  --------- ---------
                                                                                          (in millions)
                                                                                 ------------------------------
Premiums and other revenues:
Life and annuity premiums                                                        $ 7,681.0  $ 7,985.7 $ 8,001.4
--------------------------------------------------------------
Accident and health premiums                                                        (286.1)     115.7    (258.2)
--------------------------------------------------------------
Net investment income                                                              2,128.4    2,125.5   2,203.2
--------------------------------------------------------------
Amortization of interest maintenance reserve                                          21.2       21.6      29.1
--------------------------------------------------------------
Commissions and expense allowances on reinsurance ceded                              966.1      568.4     472.3
--------------------------------------------------------------
Reserve adjustment on reinsurance ceded                                               32.0      407.5    (469.6)
--------------------------------------------------------------
Expense charges on deposit funds                                                      56.7      118.2     146.5
--------------------------------------------------------------
Separate account investment management and administration service fees               574.3      624.8     473.9
--------------------------------------------------------------
Other income                                                                         175.2      166.2      88.8
                                                                                 ---------  --------- ---------
--------------------------------------------------------------
Total revenues                                                                    11,348.8   12,133.6  10,687.4
--------------------------------------------------------------
Benefits and expenses:
Benefits and settlement expenses                                                   8,686.7    8,950.3   8,504.8
--------------------------------------------------------------                     1,691.1    2,466.2   1,618.4
Underwriting, acquisition, insurance and other expenses                          ---------  --------- ---------
--------------------------------------------------------------
Total benefits paid or provided                                                   10,377.8   11,416.5  10,123.2
--------------------------------------------------------------
Gain from operations before dividends to policyholders, income taxes and net
realized gain (loss) on investments                                                  971.0      717.1     564.2
--------------------------------------------------------------
Dividends to policyholders                                                            75.2       80.2      80.3
                                                                                 ---------  --------- ---------
--------------------------------------------------------------
Gain from operations before federal income taxes and net realized gain (loss) on
investments                                                                          895.8      636.9     483.9
--------------------------------------------------------------
Federal income taxes                                                                 456.5       94.9      85.4
                                                                                 ---------  --------- ---------
--------------------------------------------------------------
Gain from operations before net realized gain (loss) on investments                  439.3      542.0     398.5
--------------------------------------------------------------
Net realized gain (loss) on investments, net of income tax expense and excluding
net transfers to the interest maintenance reserve                                   (260.3)      27.9     114.4

                                                                                 ---------  --------- ---------
--------------------------------------------------------------
Net income                                                                       $   179.0  $   569.9 $   512.9
-------------------------------------------------------------------------------- =========  ========= =========


See accompanying notes.

The Lincoln National Life Insurance Company

Statements of Changes in Capital and Surplus -- Statutory Basis

                                                                                 Unassigned    Total
                                                       Common Surplus  Paid-in    Surplus   Capital and
                                                       Stock   Notes   Surplus   (Deficit)    Surplus
                                                       ------ -------- --------  ---------- -----------
                                                                        (in millions)
                                                       -----------------------------------------------
Balances at January 1, 1999                            $25.0  $1,250.0 $1,930.1   $ (640.6)  $2,564.5
------------------------------------------------------
Net income                                                --        --       --      512.9      512.9
------------------------------------------------------
Increase in difference in cost and admitted investment
amounts                                                   --        --       --     (101.9)    (101.9)
------------------------------------------------------
Increase in nonadmitted assets                            --        --       --      (22.9)     (22.9)
------------------------------------------------------
Decrease in liability for reinsurance in unauthorized
companies                                                 --        --       --       26.0       26.0
------------------------------------------------------
Gain on reinsurance transaction                           --        --       --       71.8       71.8
------------------------------------------------------
Increase in asset valuation reserve                       --        --       --       (6.4)      (6.4)
------------------------------------------------------
Paid-in surplus                                           --        --     12.5         --       12.5
------------------------------------------------------
Dividends to Lincoln National Corporation                 --        --       --     (530.0)    (530.0)
------------------------------------------------------ -----  -------- --------   --------   --------
Balances at December 31, 1999                           25.0   1,250.0  1,942.6     (691.1)   2,526.5
------------------------------------------------------

Net income                                                --        --       --      569.9      569.9
------------------------------------------------------
Decrease in difference in cost and admitted investment
amounts                                                   --        --       --       17.2       17.2
------------------------------------------------------
Increase in nonadmitted assets                            --        --       --      (21.9)     (21.9)
------------------------------------------------------
Decrease in liability for reinsurance in unauthorized
companies                                                 --        --       --        0.6        0.6
------------------------------------------------------
Amortization of gain on reinsurance transaction           --        --       --       (7.9)      (7.9)
------------------------------------------------------
Change in policy reserve valuation basis                  --        --       --       (5.6)      (5.6)
------------------------------------------------------
Increase in asset valuation reserve                       --        --       --      (43.2)     (43.2)
------------------------------------------------------
Paid-in surplus                                           --        --     63.5         --       63.5
------------------------------------------------------
Dividends to Lincoln National Corporation                 --        --       --     (420.0)    (420.0)
------------------------------------------------------ -----  -------- --------   --------   --------
Balances at December 31, 2000                           25.0   1,250.0  2,006.1     (602.0)   2,679.1
------------------------------------------------------

Net income                                                --        --       --      179.0      179.0
------------------------------------------------------
Cumulative effect of adoption of codification             --        --       --        8.7        8.7
------------------------------------------------------
Decrease in difference in cost and admitted investment
amounts                                                   --        --       --       77.7       77.7
------------------------------------------------------
Increase in nonadmitted assets                            --        --       --     (162.8)    (162.8)
------------------------------------------------------
Increase in liability for reinsurance in unauthorized
companies                                                 --        --       --      (59.4)     (59.4)
------------------------------------------------------
Gain on reinsurance transaction                           --        --       --    1,027.0    1,027.0
------------------------------------------------------
Change in net deferred income taxes                       --        --       --      169.8      169.8
------------------------------------------------------
Curtailment gain on employee benefit plans                --        --       --       12.4       12.4
------------------------------------------------------
Decrease in asset valuation reserve                       --        --       --       70.2       70.2
------------------------------------------------------
Paid-in surplus                                           --        --      9.3         --        9.3
------------------------------------------------------
Dividends to Lincoln National Corporation                 --        --   (495.0)        --     (495.0)
------------------------------------------------------ -----  -------- --------   --------   --------
Balances at December 31, 2001                          $25.0  $1,250.0 $1,520.4   $  720.6   $3,516.0
------------------------------------------------------ =====  ======== ========   ========   ========

See accompanying notes.

The Lincoln National Life Insurance Company

Statements of Cash Flow -- Statutory Basis

                                                                             Year ended December 31
                                                                           2001       2000       1999
                                                                        ----------  ---------  ---------
                                                                                  (in millions)
                                                                        --------------------------------
Operating activities
Premiums, policy proceeds and other considerations received
----------------------------------------------------------------------- $  7,579.5  $ 8,082.8  $ 7,671.1
Allowances and reserve adjustments received (paid) on reinsurance ceded
-----------------------------------------------------------------------      802.8      610.1      (19.9)
Investment income received
-----------------------------------------------------------------------    1,990.1    2,109.8    2,168.6
Separate account investment management and administration service fees received
-----------------------------------------------------------------------      574.2      624.8      470.6
Benefits paid
-----------------------------------------------------------------------   (8,723.5)  (9,843.9)  (8,699.4)
Underwriting, acquisition, insurance and other expenses paid
-----------------------------------------------------------------------   (1,926.6)  (1,796.4)  (1,734.5)
Proceeds related to reinsurance agreements
-----------------------------------------------------------------------    1,472.8         --       71.8
Federal income taxes paid
-----------------------------------------------------------------------      (66.6)     (16.3)     (81.2)
Dividends to policyholders
-----------------------------------------------------------------------      (87.7)     (82.6)     (82.8)
Other income received and expenses paid, net                               1,194.0      (48.9)     252.1
----------------------------------------------------------------------- ----------  ---------  ---------
Net cash provided by (used in) operating activities
-----------------------------------------------------------------------    2,809.0     (360.6)      16.4

Investing activities
Sale, maturity or repayment of investments
-----------------------------------------------------------------------    9,473.3    5,845.5    6,557.7
Proceeds from sale of subsidiaries
-----------------------------------------------------------------------      330.8         --         --
Purchase of investments
-----------------------------------------------------------------------  (10,841.1)  (4,719.6)  (5,940.8)
Other sources (uses) including reinsured policy loans                         13.3     (344.6)    (497.0)
----------------------------------------------------------------------- ----------  ---------  ---------
Net cash (used in) provided by investing activities
-----------------------------------------------------------------------   (1,023.7)     781.3      119.9

Financing activities
Surplus paid-in
-----------------------------------------------------------------------        9.3       63.5       12.5
Proceeds from borrowings from shareholder
-----------------------------------------------------------------------      200.0      180.0      205.0
Repayment of borrowings from shareholder
-----------------------------------------------------------------------     (180.0)    (205.0)    (140.0)
Deposits on deposit type contract funds
-----------------------------------------------------------------------       (5.5)        --         --
Withdrawals on deposit type contract funds
-----------------------------------------------------------------------      (65.0)        --         --
Dividends paid to shareholder                                               (495.0)    (420.0)    (530.0)
----------------------------------------------------------------------- ----------  ---------  ---------
Net cash provided by (used in) financing activities                         (536.2)    (381.5)    (452.5)
----------------------------------------------------------------------- ----------  ---------  ---------
Net increase (decrease) in cash and short-term investments
-----------------------------------------------------------------------    1,249.1       39.2     (316.2)
Cash and short-term investments at beginning of year                       1,448.4    1,409.2    1,725.4
----------------------------------------------------------------------- ----------  ---------  ---------
Cash and short-term investments at end of year                          $  2,697.5  $ 1,448.4  $ 1,409.2
----------------------------------------------------------------------- ==========  =========  =========


See accompanying notes.

The Lincoln National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2001

--------------------------------------------------------------------------------
1. Summary of Significant Accounting Policies


Organization and Operations
The Lincoln National Life Insurance Company (the "Company") is a wholly owned subsidiary of Lincoln National Corporation ("LNC") and is domiciled in Indiana. As of December 31, 2001, the Company owned 100% of the outstanding common stock of two insurance company subsidiaries and eight non-insurance subsidiaries, including three limited liability companies.

The Company's principal businesses consist of underwriting annuities and life insurance contracts through multiple distribution channels. The Company is licensed and sells its products in 49 states, Canada and several territories of the United States.

Use of Estimates
The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect the amounts reported in the statutory-basis financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Basis of Presentation
The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance ("Insurance Department"), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The more significant variances from GAAP are as follows:

 Investments
 Bonds and preferred stocks are reported at cost or amortized cost or fair value based on their National Association of Insurance Commissioners' ("NAIC") rating. For GAAP, the Company's bonds and preferred stocks are classified as available-for-sale and, accordingly, are reported at fair value with changes in the fair values reported directly in shareholder's equity after adjustments for related amortization of deferred acquisition costs, additional policyholder commitments and deferred income taxes.

 Effective January 1, 2001 if it is determined that a decline in the fair value of a bond is other than temporary, the cost basis of the bond is written down to fair value. The provision for such declines is charged to realized loss. Impairment is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of a debt security in effect at the date of aquisition.

 All mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, the Company accounted for the effects of changes in prepayment assumptions in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than securitized assets that are of high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to its fair value. If high credit quality securities are adjusted, the retrospective method is used.

 Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, all derivatives are reported on the balance sheet at fair value, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholder's equity rather than to income as required for fair value hedges.

 Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is classified as a real estate investment rather than reported as an operating asset, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income, as would be required under GAAP.

 Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income taxes and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in net income, on a pre-tax basis, in the period that the asset giving rise to the gain or loss is sold. Such realized capital gains and losses are reported net of associated amortization of deferred acquisition costs and investment expenses, using the specific identification method.

 The asset valuation reserve ("AVR") provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula, and is reported as a liability, with changes reflected directly in unassigned surplus. AVR is not recognized for GAAP.

The Lincoln National Life Insurance Company

 Subsidiaries
 The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required by GAAP.

 Policy Acquisition Costs
 The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance, annuity and other investment-type products, deferred policy acquisition costs, to the extent recoverable from future gross profits, are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, expense margins and actual realized gain (loss) on investments.

 Nonadmitted Assets
 Certain assets designated as "nonadmitted," principally past-due agents' balances, furniture and equipment, certain receivables, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual ("NAIC APPM"), are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

 Universal Life and Annuity Policies
 Revenues for universal life policies and annuity policies consist of the entire premium received. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue. Death benefits paid, policy and contract withdrawals, and the change in policy reserves on universal life policies and annuity policies are reported as benefits and settlement expenses in the accompanying statements of income. Under GAAP, withdrawals are treated as a reduction of the policy or contract liabilities and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

 Benefit Reserves
 Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

 Reinsurance
 Premiums, claims and policy benefits and contract liabilities are reported in the accompanying financial statements net of reinsurance amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis, except for certain reinsurance contracts that provide statutory surplus relief to other insurance companies, for which a right of offset exists.

 A liability for reinsurance balances has been provided for unsecured policy reserves and unearned premiums ceded to reinsurers not authorized by the Insurance Department to assume such business. Changes to those amounts are cred ited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible is established through a charge to income.

 Commission allowances on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs. Business assumed under 100% indemnity reinsurance agreements is accounted for as a purchase for GAAP reporting purposes and the ceding commission represents the purchase price. Under purchase accounting, assets acquired and liabilities assumed are reported at fair value at the date of the transaction and the excess of the purchase price over the sum of the amounts assigned to assets acquired less liabilities assumed is recorded as goodwill and amortized over future periods, not to exceed 40 years, in accordance with benefits expected to be derived from the acquisitions. On a statutory-basis, the ceding commission is expensed when paid and reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

 Under statutory accounting, the initial gain from a reinsurance transaction is recognized as a separate a component of surplus (net of tax) and is recorded in income over time at the rate that earnings on the reinsured business are expected to emerge. Under GAAP, the gain is recognized as deferred revenue (a liability), net of DAC adjustments and is amortized into earnings over time at the rate that earnings on the reinsured business are expected to emerge.

 Certain reinsurance contracts meeting risk transfer requirements under statutory-basis accounting practices have been accounted for using traditional reinsurance accounting; whereas, such contracts are accounted for using deposit accounting under GAAP.

 Employee Benefits
 For purposes of calculating the Company's pension and postretirement benefit obligations, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently eligible also would be included.

 Deferred Income Taxes
 Prior to January 1, 2001, deferred federal income taxes were not provided for differences between the financial statement amounts and tax bases of assets and liabilities. Effective January 1, 2001, deferred federal income taxes are provided; however, deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes. Under GAAP, states taxes

The Lincoln National Life Insurance Company are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

 Policyholder Dividends
 Policyholder dividends are recognized when declared rather than over the term of the related policies.

 Surplus Notes Due to LNC
 Surplus notes due to LNC are reported as surplus rather than as liabilities. On a statutory basis, interest on surplus notes is not accrued until approval is received from the Indiana Insurance Commissioner whereas, under GAAP, interest would be accrued periodically based on the outstanding principal and the interest rate.

 Statements of Cash Flows
 Cash, cash equivalents, and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

 A reconciliation of the Company's capital and surplus and net income (loss), as determined in accordance with statutory accounting practices, to amounts determined in accordance with GAAP is as follows:

                                                                       Capital and Surplus      Net Income (Loss)
                                                                      -----------------------------------------------
                                                                           December 31        Year ended December 31
                                                                        2001       2000      2001     2000     1999
                                                                      ---------  ---------  --------------------------
                                                                          (in millions)           (in millions)
                                                                      ---------  ---------  --------------------------
Amounts reported on a statutory-basis................................ $ 3,516.0  $ 2,679.1  $ 179.0  $ 569.9  $ 512.9
GAAP adjustments:
  Deferred policy acquisition costs, present value of future profits
   and goodwill......................................................   3,657.5    3,812.6    305.1    287.9    135.0
  Policy and contract reserves.......................................  (1,946.0)  (2,129.9)  (221.9)  (142.3)   (97.3)
  Policyholders' share of earnings and surplus on participating
   business..........................................................     (96.2)    (131.1)    (3.3)     (.3)    (1.8)
  Statutory deferred gain in surplus.................................  (1,042.4)     (63.9)      --       --       --
  Deferred income taxes..............................................    (257.8)     185.2    310.8   (108.3)  (117.4)
  Interest maintenance reserve.......................................       7.7       20.9    (12.9)   (51.4)   (87.2)
  Asset valuation reserve............................................     454.5      534.1       --       --       --
  Nonadmitted assets.................................................     731.1      196.1       --       --       --
  Unrealized gain (loss) on investments..............................     362.0       38.7       --       --       --
  Net realized loss on investments...................................      (2.8)    (156.5)    48.8     18.9    (32.4)
  Investments in subsidiary companies................................     567.8      523.3     77.8     61.8     39.1
  Surplus notes and related interest.................................  (1,250.0)  (1,250.0)      --       --      1.5
  Other, net.........................................................     197.5      (59.8)  (187.3)    12.7    129.8
                                                                      ---------  ---------  -------  -------  -------
Net increase (decrease)..............................................   1,382.9    1,519.7    317.1     79.0    (30.7)
                                                                      ---------  ---------  -------  -------  -------
Amounts reported on a GAAP basis..................................... $ 4,898.9  $ 4,198.8  $ 496.1  $ 648.9  $ 482.2
                                                                      =========  =========  =======  =======  =======

Other significant accounting practices are as follows:

Investments
Bonds not backed by other loans are principally stated at amortized cost and the discount or premium is amortized using the scientific method.

Mortgage-backed bonds (e.g., CMO's) are valued at amortized cost and income is recognized using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities (i.e., the retrospective method). The Company has elected to use actual cost data as of January 1, 1994 as the cost of applying the retrospective adjustment method to securities purchased prior to that date.

Redeemable preferred stocks, which have the characteristics of debt securities and are rated as medium quality or better, are reported at cost or amortized cost. All other preferred stocks are recorded at market value.

Unaffiliated common stocks are reported at fair value as determined by the Securities Valuation Office of the NAIC and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. Prior to January 1, 2001, the related net unrealized capital gains (losses) were reported in unassigned surplus without any adjustment for federal income taxes.

There are no restrictions on common or preferred stock.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term, highly liquid investments with original maturities of three months or less, and are principally stated at amortized cost.

The Lincoln National Life Insurance Company

The Company uses various derivative instruments as part of its overall liability-asset management program for certain investments and life insurance and annuity products. The Company values all derivative instruments that qualify for hedge accounting, and meet the criteria of an effective hedge, on a basis consistent with that of the item hedged, with the related net unrealized capital gain or loss reported in unassigned surplus, when applicable, along with any adjustment for federal income taxes. Prior to January 1, 2001, the related net unrealized capital gains and losses were reported in unassigned surplus without any adjustment for federal income taxes. The Company accounts for derivatives securities that do not meet the criteria to qualify for hedge accounting at fair value, and the related changes in fair value are recognized in current operations. The fair values of the Company's derivative securities are based on industry standard pricing models that are commercially available.

Upon termination, gains and losses on those derivative instruments that qualify for hedge accounting are included in the carrying values of the underlying hedged items or deferred in IMR, where applicable, and are amortized over the remaining lives of the hedged items as adjustments to investment income. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

Hedge accounting is applied as indicated above after the Company determines that the items to be hedged expose the Company to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. government obligations or foreign exchange risk. Moreover, the derivatives used to hedge those exposures are designated as hedges and reduce the indicated risk by demonstrating a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met or if the hedged items are sold, terminated or matured, the change in value of the derivatives is included in net income.

The Company's insurance subsidiaries are reported at their underlying statutory equity. The Company's noninsurance subsidiaries, which have no significant ongoing operations other than for the Company and its affiliates, are reported based on the underlying GAAP equity of the subsidiaries, adjusted to a statutory basis. The net change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses. Prior to January 1, 2001, the Company reported its noninsurance subsidiaries based on the underlying GAAP equity of the subsidiaries.

The Company has minor ownership interests in joint ventures and carries these investments based on its interest in the underlying GAAP equity of the investee.

Mortgage loans on real estate are reported at aggregate unpaid balances, less allowances for impairment. A mortgage loan is considered to be impaired, when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. The impairment is considered to be other than temporary when management determines foreclosure is probable. Then the mortgage loan is written down to fair value and a realized loss is recognized.

Policy loans are reported at unpaid balances.

Real estate occupied by the Company is reported at depreciated cost, net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Prior to January 1, 2001, real estate, other than that occupied by the Company was reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

Realized capital gains and losses on investments sold are determined using the specific identification method. Changes in admitted asset carrying amounts of bonds, mortgage loans and common and preferred stocks, which result from impairment or premium and discount amortization are credited or charged to income. Other changes in the admitted asset carrying amounts of bonds, mortgage loans and common and preferred stocks are credited or charged directly to unassigned surplus.

Loaned Securities
Securities loaned are treated as collateralized financing transactions and a liability is recorded equal to the cash collateral received which is typically greater than the market value of the related securities loaned. In other instances, the Company will hold as collateral securities with a market value at least equal to the securities loaned. Securities held as collateral are not recorded in the Company's balance sheet in accordance with accounting guidance for secured borrowings and collateral. The Company's agreements with third parties generally contain contractual provisions to allow for additional collateral to be obtained when necessary. The Company values collateral daily and obtains additional collateral when deemed appropriate.

Goodwill
Goodwill, which represents the excess, subject to certain limitations, of the ceding commission over statutory-basis net assets of business purchased under an assumption reinsurance agreement, is amortized on a straight-line basis over ten years. Goodwill is evaluated periodically for impairment, and if determined to be impaired, is written down to fair value, with the amount of the write down recorded as a realized loss.

Premiums
Life insurance and annuity premiums are recognized as revenue when due. Accident and health premiums are earned pro rata over the contract term of the policies.

Benefits

Life, annuity and accident and health benefit reserves are computed in accordance with actuarial standards. The reserves are based on actuarial assumptions that produce reserves at

The Lincoln National Life Insurance Company least as great as those called for in any contract provision as to reserve basis and method, and are in accordance with all other contract provisions. The reserves are at least as great as the minimum aggregate amounts required by the Insurance Department.

The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves.

Ordinary policies issued substandard are valued on the multiple table reserve basis. A reserve of 50% of the net extra premiums is carried on policies with flat extra premiums.

As of December 31, 2001, the Company has $71.4 million in reserves on $11.2 billion of insurance inforce on the life line of business, for which the gross premiums are less than the net premiums according to the standard of valuation required by the Insurance Department. The Company anticipates investment income as a factor in the premium deficiency calculation.

Tabular interest, tabular reserves less actual reserves released and tabular cost have been determined by formula or from the basic data for such items. Tabular interest on funds not involving life contingencies has been determined by formula or from the basic data for such items.

Net of reinsurance, liabilities related to guaranteed investment contracts are equal to fund balances. Other deposit-type liabilities, such as supplemental contracts without life contingencies, annuities certain and dividend accumulations, are calculated by discounting the liabilities at prescribed interest rates.

Reinsurance Ceded and Assumed
Reinsurance premiums, benefits paid and claims and claim adjustment expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Certain business is transacted on a funds withheld basis and investment income on investments managed by the Company are reported in net investment income.

The Company enters into reinsurance agreements with other companies in the normal course of business. Prior to the acquisition of LNC's reinsurance operations by Swiss Re on December 7, 2001, LNC's insurance subsidiaries assumed reinsurance from unaffiliated companies. The transaction with Swiss Re involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised LNC's reinsurance operations. Assets and liabilities on the balance sheets, and premiums and benefits on the statements of operations, which result from reinsurance contracts, are netted in accordance with accounting practices prescribed by the Indiana Department of Insurance, including the Swiss Re indemnity reinsurance transactions.

Pension Benefits
Costs associated with the Company's defined benefit pension plans are systematically accrued during the expected period of active service of the covered employees.

Income Taxes
The Company and eligible subsidiaries have elected to file consolidated federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

Stock Options
The Company recognizes compensation expense for its stock option incentive plans using the intrinsic value method of accounting. Under the terms of the intrinsic value method, compensation cost is the excess, if any, of the quoted market price of LNC's common stock at the grant date, or other measurement date, over the amount an employee or agent must pay to acquire the stock.

Assets Held in Separate Accounts and Liabilities Related to Separate Accounts Separate account assets and liabilities reported in the accompanying balance sheets represent segregated funds administered and invested for the exclusive benefit of pension and variable life and annuity contractholders and for which the contractholders, rather than the Company, bear the investment risk. Separate account assets and liabilities are reported at fair value. The operations of the separate accounts are not included in the accompanying financial statements. Policy administration and investment management fees charged on separate account policyholder deposits are reported as separate account investment management and administration service fees. Mortality charges on variable universal life contracts are reported as expense charges on deposit funds in the accompanying statements of operations. Fees charged relative to variable life and annuity administration agreements for separate account products sold by other insurance companies and not recorded on the Company's financial statements are included in separate account investment management and administration service fees.

Reclassifications
Certain amounts reported in the prior years' statutory-basis financial statements have been reclassified to conform with the presentation adopted in the current year. These reclassifications had no effect on unassigned surplus or net income of the prior years.
--------------------------------------------------------------------------------
2. Accounting Change and Permitted Statutory Accounting Practice

The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Indiana. Effective January 1, 2001, the State of Indiana required that insurance companies domiciled in Indiana prepare their statutory-basis financial statements in accordance with the NAIC APPM.

Accounting changes adopted to conform to the provisions of the NAIC APPM are reported as changes in accounting princi-

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
2. Accounting Change and Permitted Statutory Accounting Practice (continued)

ples. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased capital and surplus by $8.7 million as of January 1, 2001. Included in this total adjustment are the following items:

                                                           Increase
                                                          (Decrease)
                                                            Surplus
                                                         -------------
                                                         (in millions)
                                                         -------------
          Deferred tax asset............................     $110.8...
          Employee benefit plans........................       18.2...
          AVR beginning value adjustment for other asset
           changes......................................        9.4...
          Cost of collection............................        2.0...
          Home office real estate.......................      (3.8)...
          Mortgage loans impairment.....................      (5.2)...
          Derivatives...................................      (9.6)...
          Company owned furniture, equipment and
           plane........................................     (11.7)...
          Bonds and stocks..............................     (41.0)...
          Tax deficiency reserve........................     (60.4)...
                                                            ------
          Total.........................................    $  8.7
                                                            ======

In 2001, the Company received written approval from the Insurance Department to pay dividends from paid-in surplus, instead of from unassigned surplus, if there is no earned surplus, or an insufficient amount of earned surplus, to pay the requested dividend, subject to the Indiana Insurance Commission's approval. The Insurance Department also granted the Company permission to retroactively reclassify dividends paid from earned surplus in 2001 to paid-in surplus. Dividends paid in 2001 from paid-in surplus, after the retroactive adjustment, totaled $495.0 million.

The Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of Indiana for determining and reporting the financial condition and results of operations of an insurance company for determining its solvency under the Indiana Insurance Law. The NAIC APPM has been adopted as a component of prescribed or permitted practices by the state of Indiana, however; Indiana has required the use of particular mortality tables to compute reserves for certain types of life insurance policies, which result in higher reserves than would be required under NAIC APPM. The use of the mortality tables required by Indiana, rather than reserve calculation pursuant to NAIC APPM, resulted in a decrease to gain from operations before federal income taxes and net realized loss on investments for the year ended December 31, 2001 of $68.9 million, and a decrease to capital and surplus as of December 31, 2001 of $162.7 million.
--------------------------------------------------------------------------------
3. Investments

The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in bonds at December 31, 2001, and 2000 are summarized as follows:

                                Cost or    Gross      Gross
                               Amortized Unrealized Unrealized   Fair
                                 Cost      Gains      Losses     Value
                               --------- ---------- ---------- ---------
                                             (in millions)
                               -----------------------------------------
        At December 31, 2001:
          Corporate........... $19,283.8   $665.0     $488.5   $19,460.3
          U.S. government.....     325.8     55.9        4.7       377.0
          Foreign government..     765.6     43.7        3.8       805.5
          Mortgage-backed.....   3,016.0    114.8       22.7     3,108.1
          State and municipal.      29.8       .3         .6        29.5
                               ---------   ------     ------   ---------
                               $23,421.0   $879.7     $520.3   $23,780.4
                               =========   ======     ======   =========
        At December 31, 2000:
          Corporate........... $17,205.5   $430.8     $542.0   $17,094.3
          U.S. government.....     324.2     64.2        2.5       385.9
          Foreign government..     812.6     35.9       27.9       820.6
          Mortgage-backed.....   3,499.0     89.9       34.2     3,554.7
          State and municipal.      11.2       --         .1        11.1
                               ---------   ------     ------   ---------
                               $21,852.5   $620.8     $606.7   $21,866.6
                               =========   ======     ======   =========

The cost or amortized cost of bonds at December 31, 2001 and 2000 has been reduced by adjustments of $248.7 million and $58.3 million, respectively, to decrease cost or amortized cost as a result of write-downs of these investments due to impairment and/or the Securities Valuation Office of the NAIC ("SVO") designating certain investments as in or near default.

The Lincoln National Life Insurance Company

A summary of the cost or amortized cost and the fair value of investments in bonds at December 31, 2001, by contractual maturity, is as follows:

                                              Cost or
                                             Amortized   Fair
                                               Cost      Value
                                             --------- ---------
                                                (in millions)
                                             --------- ---------
               Maturity:
                 In 2002.................... $   711.6 $   723.7
                 In 2003-2006...............   4,918.6   5,035.2
                 In 2007-2011...............   7,682.8   7,662.6
                 After 2011.................   7,092.1   7,250.8
                 Mortgage-backed securities.   3,015.9   3,108.1
                                             --------- ---------
               Total........................ $23,421.0 $23,780.4
                                             ========= =========

The expected maturities may differ from the contractual maturities in the foregoing table because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

Proceeds from sales of investments in bonds during 2001, 2000 and 1999 were $5.6 billion, $2.9 billion and $5.4 billion, respectively. Gross gains during 2001, 2000 and 1999 of $146.3 million, $56.0 million and $95.4 million, respectively, and gross losses of $171.4 million, $116.5 million and $195.5 million, respectively, were realized on those sales.

At December 31, 2001 and 2000, investments in bonds, with an admitted asset value of $21.4 million and $99.9 million, respectively, were on deposit with state insurance departments to satisfy regulatory requirements. At December 31, 2001, the Company held foreign-currency dominated securities with a U.S. dollar equivalent par value of $80.1 million.

At December 31, 2001, the Company held unrated or less-than-investment grade corporate bonds of $1.7 billion, with an aggregate fair value of $1.6 billion. Those holdings amounted to 7.34% of the Company's investments in bonds and less than 4.89% of the Company's total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

Unrealized gains and losses on investments in unaffiliated common stocks are reported directly in unassigned surplus. The cost or amortized cost of preferred stock and unaffiliated common stock, gross unrealized gains and losses and the fair value of such investments at December 31, 2001, and 2000 are as follows:

                                Cost or    Gross      Gross
                               Amortized Unrealized Unrealized Fair
                                 Cost      Gains      Losses   Value
                               --------- ---------- ---------- -----
                                           (in millions)
                               --------- ---------- ---------- -----
           At December 31,
            2001:
             Preferred stocks.  $223.6     $ 5.5      $  .6    228.5
                               =====================================
             Unaffiliated
              common stocks...   107.4      15.2       15.1    107.5
                               =====================================
           At December 31,
            2000:
             Preferred stocks.   261.7       2.9       25.1    239.5
                               =====================================
             Unaffiliated
              common stocks...   145.7      30.7       14.7    161.7
                               =====================================

The cost or amortized cost of preferred stocks at December 31, 2001 and 2000 has been reduced by adjustments of $14.9 million and $7.6 million, respectively, to decrease amortized cost as a result of write-downs of these investments due to impairment and/or the SVO designating certain investments as low or lower quality.

During 2001, the minimum and maximum lending rates for mortgage loans were 6.3% and 10.0%, respectively. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 79.5%. At December 31, 2000, the Company held mortgages aggregating $5.0 million with interest overdue beyond 180 days (excluding accrued interest). No interest was past due 180 days or more on mortgages at December 31, 2001. At December 31, 2001 and 2000 impaired loans with a related allowance ($2.5 million and $5.2 million, respectively) for credit losses are $21.7 million and $24.1 million, respectively. The average recorded investment in impaired loans is $23.3 million and $30.l million at December 31, 2001 and 2000, respectively. The Company recognized interest income of $2.8 million during the period the loans were impaired for each of the years ended December 31, 2001 and 2000. At December 31, 2001 and 2000, there was no nonadmitted interest due on these mortgage loans. Mortgage loans balances do not include any taxes, assessments or amounts advanced as of December 31, 2001 or 2000. There are no impaired mortgage loans without an allowance for credit losses at December 31, 2001 or 2000.

All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

The total recorded investment in restructured mortgage loans, at December 31, 2001 and 2000 is $5.2 million and $4.1 million, respectively. The realized capital losses related to these loans were $.7 million and $.5 million at December 31, 2001 and 2000, respectively. The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 90 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans generally is recognized on a cash basis.

The Lincoln National Life Insurance Company

Components of the Company's investments in real estate are summarized as follows:

                                                    December 31
                                                   2001    2000
                                                  --------------
                                                   (in millions)
                                                  --------------
              Properties occupied by the Company:
                Land............................. $  1.8  $  2.5
                Buildings........................    4.9    10.5
                Less accumulated depreciation....    (.5)   (2.5)
                                                  ------  ------
                                                     6.2    10.5
              Properties held for sale:
                Land.............................   41.3    45.8
                Buildings........................  219.3   238.3
                Other............................   19.9    16.3
                Less accumulated depreciation....  (36.9)  (39.2)
                                                  ------  ------
                                                   243.6   261.2
                                                  ------  ------
              Total real estate.................. $249.8  $271.7
                                                  ======  ======

The major categories of net investment income are as follows:

                                              Year ended December 31
                                              2001     2000     1999
                                            --------------------------
                                                  (in millions)
                                            --------------------------
         Income:
           Bonds........................... $1,724.3 $1,744.3 $1,840.6
           Preferred stocks................     22.0     21.3     20.3
           Unaffiliated common stocks......      2.4      4.9      6.3
           Affiliated common stocks........     79.8     10.2      7.8
           Mortgage loans on real estate...    326.5    328.1    321.0
           Real estate.....................     42.3     41.4     57.8
           Policy loans....................    111.0    109.8    101.7
           Other investments...............     70.5     58.7     50.6
           Cash and short-term investments.     58.2     77.9     95.9
                                            -------- -------- --------
         Total investment income...........  2,437.0  2,396.6  2,502.0
         Expenses:
           Depreciation....................     10.5     12.8     14.4
           Other...........................    298.1    258.3    284.4
                                            -------- -------- --------
         Total investment expenses.........    308.6    271.1    298.8
                                            -------- -------- --------
         Net investment income............. $2,128.4 $2,125.5 $2,203.2
                                            ======== ======== ========

Nonadmitted accrued investment income at December 31, 2001 amounted to $9.9 million and consists principally of investment income on bonds that is over 90 days past due. No accrued investment income was nonadmitted at December 31, 2000.

Net realized capital gains (losses) on investments are reported net of federal income taxes and amounts transferred to the IMR as follows:

                                                                                                      2001     2000    1999
                                                                                                     -----------------------
                                                                                                          (in millions)
                                                                                                     -----------------------
Net realized capital gains (losses) on investments.................................................. $(235.1) $(60.3) $ 20.8
Less amount transferred to IMR (net of related taxes (credits) of $4.3, ($16.0) and ($31.4) in 2001,
 2000 and 1999, respectively).......................................................................     7.9   (29.7)  (58.3)
                                                                                                     -------  ------  ------
                                                                                                      (243.0)  (30.6)   79.1
Less federal income taxes (credits) on realized gains (losses)......................................    17.3   (58.5)  (35.3)
                                                                                                     -------  ------  ------
Net realized capital gains (losses) net of income tax expense and excluding net transfers to the IMR $(260.3) $ 27.9  $114.4
                                                                                                     =======  ======  ======

The Lincoln National Life Insurance Company

4. Subsidiaries


At December 31, 2001, the Company owned 100% of the outstanding common stock of two insurance company subsidiaries: First Penn-Pacific Life Insurance Company ("First Penn") and Lincoln Life & Annuity Company of New York ("LNY"). At December 31, 2000, the Company also owned 100% of the outstanding common stock of two other insurance subsidiaries, Lincoln National Health &
Casualty Insurance Company and Lincoln National Reassurance Company, which were sold during 2001. A realized loss of $12.5 million was realized on these sales. The Company owns 100% of the outstanding common stock of five non-insurance company subsidiaries: Lincoln National Insurance Associates ("LNIA"), Lincoln Financial Distributors, Inc. ("LFD"), which was formerly known as Sagemark Consulting, Inc., Wakefield Tower Alpha Limited ("Wakefield"), Lincoln Realty Capital Corporation ("LRCC") and Lincoln Life & Annuity Distributors, Inc. ("LLAD").

Statutory-basis financial information related to the insurance subsidiaries is summarized as follows (in millions):

                                 December 31, 2001 December 31, 2000
                                 -----------------------------------
                                  First             First
                                  Penn      LNY     Penn      LNY
                                 -----------------------------------
           Cash and invested
            assets.............. $1,487.4 $1,945.7 $1,376.9 $1,947.0
           Other assets.........     81.1     42.4     41.6     41.7
           Separate account
            asset...............       --    356.4       --    329.8
                                 -------- -------- -------- --------
           Total admitted
            assets.............. $1,568.5 $2,344.5 $1,418.5 $2,318.5
                                 ======== ======== ======== ========
           Insurance reserves... $1,415.1 $1,760.7 $1,305.3 $1,772.1
           Other liabilities....     76.4     36.8     41.8     48.0
           Separate account
            liabilities.........       --    356.4       --    329.8
           Capital and surplus..     77.0    190.6     71.4    168.6
                                 -------- -------- -------- --------
           Total liabilities and
            capital and
            surplus............. $1,568.5 $2,344.5 $1,418.5 $2,318.5
                                 ======== ======== ======== ========

                                               Year ended
                                   December 31, 2001 December 31, 2000
                                   ----------------------------------
                                    First             First
                                    Penn       LNY    Penn       LNY
                                   ------    ------- --------  -------
             Revenues............. $349.7    $395.0  $327.6    $389.8
             Benefits and expenses  343.2     363.4   322.2     341.8
             Net realized losses..   (8.2)    (12.2)     --      (2.2)
                                   ------    ------   ------   ------
             Net income (loss).... $ (1.7)   $ 19.4  $  5.4    $ 45.8
                                   ======    ======   ======   ======

LNIA was purchased in 1998 for $.6 million and has an admitted asset value of $2.0 million at December 31, 2001. LFD is a broker dealer that was acquired in connection with a reinsurance transaction completed in 1998 and has an admitted asset value of $7.0 million at December 31, 2001. Wakefield was formed in 1999 to engage in the ownership and management of investments and has an admitted asset value of $280.6 million at December 31, 2001. Wakefield's assets as of December 31, 2001 consist entirely of investments in bonds. LRCC was formed in 1999 to engage in the management of certain real estate investments. It was capitalized with cash and three real estate investments of $12.7 million and has an admitted asset value of $26.3 million at December 31, 2001. LLAD was formed in 2000 to distribute the Company's products to its customers and has an admitted asset value of $40.0 million at December 31, 2001.

The carrying value of all affiliated common stocks, was $623.5 and $743.0 million at December 31, 2001 and 2000, respectively. The cost basis of investments in subsidiaries as of December 31, 2001 and 2000 was $750.2 million and $1.1 billion, respectively. Included in the change in differences in cost and admitted investment amounts in the Statement of Changes in Capital and Surplus is a net decrease in the unrealized loss on investments in subsidiaries for the year ended December 31, 2001 of $61.7 million, related to the change in carrying values of the Company's investments in its subsidiaries and affiliates.

During 2001, 2000 and 1999, the subsidiaries paid dividends to the Company of $74.6 million, $11 million and $5.2 million, respectively.

The Company has no investments in subsidiaries, controlled entities, affiliated entities, joint ventures, partnerships or limited liability companies that exceed 10% of its admitted assets.

The Company did not recognize any impairment write-downs for its investments in subsidiaries during the statement period.

The Lincoln National Life Insurance Company

5. Federal Income Taxes


Income before federal income taxes differs from taxable income in 2001 principally due to tax expense on the deferred gain from the sale of the reinsurance operations (see Note 9), offset by tax-exempt investment income and dividends-received tax deductions. In 2000 and 1999, income before federal income taxes differs from taxable income principally due to tax exempt investment income and dividends-received tax deductions.

Capital gains (losses) of $63.7 million, ($174.0 million) and ($151.7 million), were recognized in 2001, 2000 and 1999, respectively. The losses were carried back to recover taxes paid in prior years.

The Company paid (received) $9.6 million, ($42.6 million) and $45.3 million to
(from) LNC in 2001, 2000 and 1999, respectively, for federal income taxes.

The components of the net deferred tax asset are as follows:

                                             December 31, January 1,
                                                 2001        2001
                                             ----------------------
                                                  (in millions)
                                             ----------------------
            Gross deferred tax assets.......   $ 797.5     $ 721.8
            Gross deferred tax liabilities..    (156.1)     (250.2)
            Deferred tax assets non-admitted    (461.2)     (360.8)
                                               -------     -------
            Net deferred tax asset..........   $ 180.2     $ 110.8
                                               =======     =======

The components of income tax expense are as follows:

                                                2001     2000    1999
                                               -----------------------
                                                    (in millions)
                                               -----------------------
         Current federal income tax:
           Federal income tax expense on
            operations........................  $456.5  $ 94.9  $ 85.4
           Federal income tax expense
            (credit) on realized gains
            (losses)..........................    17.3   (58.5)  (35.3)
                                               -------  ------  ------
         Total current federal income tax in
          net income..........................   473.8    36.4    50.1
         Change in deferred tax:
           Change in deferred tax assets......   (75.7)     --      --
           Change in deferred tax liabilities.   (94.1)     --      --
           Change in non-admitted deferred
            tax asset.........................   100.4      --      --
                                               -------  ------  ------
         Net change in net deferred tax asset.   (69.4)     --      --
                                               -------  ------  ------
         Total federal income tax............. $ 404.4  $ 36.4  $ 50.1
                                               =======  ======  ======

The Company's income tax expense differs from the amount obtained by applying the federal statutory rate of 35% to Net Gain from Operations After Dividends to Policyholders for the following reasons:

                                                2001    2000    1999
                                               ----------------------
                                                    (in millions)
                                               ----------------------
          Expected federal income tax
           expense............................ $313.5  $222.9  $169.4
          Gain from sale of reinsurance
           agreements.........................  310.0    (2.8)   25.1
          Tax preferred investment income.....  (99.5)  (71.9)  (60.9)
          Income tax credits..................  (39.0)  (17.5)  (16.7)
          Amortization of capitalized software  (14.5)  (13.6)  (11.8)
          (Payment) accrual of contingency
           items..............................  (14.3)   15.7    21.8
          Other amounts.......................    0.3   (37.9)  (41.5)
                                               ------  ------  ------
          Tax expense on net income before
           realized capital gains (losses)....  456.5    94.9    85.4
          Tax on realized capital gains.......   17.3   (58.5)  (35.3)
                                               ------  ------  ------
          Total income tax expense............ $473.8  $ 36.4  $ 50.1
                                               ======  ======  ======

Under prior income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus." The Company has approximately $187 million of untaxed "Policyholders' Surplus" on which no payment of federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future and no related tax liability has been recognized. If the entire balance of the account became taxable under the current federal income tax rate, the tax would be approximately $65.5 million. No deferred tax liabilities are recognized related to the Policyholders' Surplus Account.
--------------------------------------------------------------------------------
6. Reserves and Reinsurance
The balance sheet caption "Reinsurance recoverable" includes amounts recoverable from other insurers for claims paid by the Company of $183.1 and $123.5 million at December 31, 2001 and 2000, respectively.

The balance sheet caption, "Total policy and contract liabilities," has been reduced for insurance ceded in the amounts of $6.6 billion and $5.2 billion as of December 31, 2001 and 2000, respectively.

Reinsurance transactions, excluding assumption reinsurance, included in the income statement captions, "Life and annuity premiums" and "Accident and health premiums" are as follows:

                                         Year ended December 31
                                         2001      2000     1999
                                       --------  -------- --------
                                              (in millions)
                                       ---------------------------
              Insurance assumed....... $2,630.9  $3,952.9 $2,606.5
              Insurance ceded.........  3,200.8   2,766.6  1,675.1
                                       --------  -------- --------
              Net reinsurance premiums $ (569.9) $1,186.3 $  931.4
                                       ========  ======== ========

The Lincoln National Life Insurance Company

The income statement caption, "Benefits and settlement expenses," is net of reinsurance recoveries of $3.3 billion, $1.9 billion and $2.6 billion for 2001, 2000 and 1999, respectively.

Deferred and uncollected life insurance premiums and annuity considerations included in the balance sheet caption, "Premiums and fees in course of collection," are as follows:

                                          December 31, 2001
                                       ----------------------
                                                       Net of
                                       Gross   Loading Loading
                                       ------  ------- -------
                                            (in millions)
                                       ----------------------
                 Ordinary new business $  5.4   $(7.0) $ (1.6)
                 Ordinary renewal.....  (73.5)   (2.5)  (76.0)
                 Group life...........    6.9     1.0     7.9
                                       ------   -----  ------
                                       $(61.2)  $(8.5) $(69.7)
                                       ======   =====  ======

                                          December 31, 2000
                                       ------------------------
                                                        Net of
                                       Gross  Loading  Loading
                                       ------ -------- --------
                                            (in millions)
                                       ------------------------
                 Ordinary new business $ 13.0 $    8.1 $    4.9
                 Ordinary renewal.....   57.9     15.7     42.2
                 Group life...........    9.7       .2      9.5
                                       ------ -------- --------
                                       $ 80.6 $   24.0 $   56.6
                                       ====== ======== ========

At December 31, 2001, the Company's annuity reserves and deposit fund liabilities, including separate accounts, which are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment and not subject to discretionary withdrawal provisions are summarized as follows:

                                                      Amount   Percent
                                                     --------- -------
                                                       (in millions)
                                                     ----------------
         Subject to discretionary withdrawal with
          adjustment:
           With market value adjustment.............  $2,367.0     4%
           At book value, less surrender charge.....   2,457.5     5%
           At market value..........................  36,344.6    64%
                                                     ---------   ---
         Total......................................  41,169.1    73%
         Subject to discretionary withdrawal
          without adjustment at book value
          with minimal or no charge or
          adjustment................................  12,594.2    22%
         Not subject to discretionary withdrawal....   2,906.3     5%
                                                     ---------   ---
         Total annuity reserves and deposit fund....  56,669.6   100%
                                                     =========   ===
         Less reinsurance ceded.....................   1,225.3
                                                     ---------
         Net annuity reserves and deposit fund
           liabilities, including separate accounts. $55,444.3
                                                     =========

At December 31, 2001, the Company had variable annuity policies and variable universal life policies with guaranteed minimum death benefits as follows:

                                          Amount of
                               Subjected Reserve Held Reinsurance
                                Account    (Net of      Reserve
                                 Value   Reinsurance)   Credit
                               --------- ------------ -----------
                                         (in millions)
                               ----------------------------------
              Variable annuity $37,843.8    $46.7        $9.2
              Variable life...     114.7     23.8          --
                               ---------    -----        ----
              Total........... $37,958.5    $70.5        $9.2
                               =========    =====        ====

--------------------------------------------------------------------------------
7. Capital and Surplus

In 1998, the Company issued two surplus notes to LNC in return for cash of $1.25 billion. The first note, for $500.0 million, issued to LNC, calls for the Company to pay the principal amount of the notes on or before March 31, 2028, with interest to be paid quarterly at an annual rate of 6.56%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before January 5, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2.3 billion at December 31, 2001), and subject to approval by the Indiana Insurance Commissioner.

The second note for $750.0 million, issued to LNC, calls for the Company to pay the principal amount of the notes on or before December 31, 2028, with interest to be paid quarterly at an annual rate of 6.03%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before December 18, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2.4 billion at December 31, 2001), and subject to approval by the Indiana Insurance Commissioner.

The Lincoln National Life Insurance Company

A summary of the terms of these surplus notes follows (in millions):

                                   Principal
                                  Outstanding  Current  Inception   Accrued
                                       at        Year    to Date  Interest at
                     Principal    December 31, Interest Interest  December 31,
 Date Issued       Amount of Note     2001       Paid     Paid        2001
 -----------       -------------- ------------ -------- --------- ------------
 January 5, 1998..    $  500.0      $  500.0    $41.0    $130.7          --
 December 18, 1998       750.0         750.0     56.5     137.2          --
                      --------      --------    -----    ------     -------
 Total............    $1,250.0      $1,250.0    $97.5    $267.9          --
                      ========      ========    =====    ======     =======

Life insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 2001, the Company exceeds the RBC requirements.

The payment of dividends by the Company to LNC is limited and cannot be made except from earned profits of the Company and, in certain circumstances, without prior approval of the Indiana Insurance Commissioner. Ordinary dividends to LNC are restricted to the greater of 2001 statutory basis net income or 10% of statutory basis capital and surplus at December 31, 2001. In 2002, the Company can pay dividends of $300.6 million without the prior approval of the Indiana Insurance Commissioner, based on unassigned surplus available as stated in the December 31, 2001 Annual Statement filed with the Insurance Department (see Note 14).

Total assets have been decreased by $813.6 million for non-admitted assets as required by statutory guidance.

The Company is recognized as an accredited reinsurer in the state of New York, which effectively enables it to conduct reinsurance business with unrelated insurance companies that are domiciled within the state of New York. As a result, in addition to regulatory restrictions imposed by the State of Indiana, the Company is also subject to the regulatory requirements that the State of
New York imposes upon accredited reinsurers.
--------------------------------------------------------------------------------
8. Employee Benefit Plans

LNC maintains defined benefit pension plans for its employees (including Company employees) and a defined contribution plan for the Company's agents. LNC also maintains 401(k) plans, deferred compensation plans, supplemental retirement plans, a salary continuation plan, supplemental executive retirement plan and postretirement medical and life insurance plans for its employees and agents (including the Company's employees and agents). The aggregate expenses and accumulated obligations for the Company's portion of these plans are not material to the Company's statutory-basis Statements of Operations or Balance Sheets for any of the periods shown.

LNC has various incentive plans for employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock appreciation rights, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options awarded under the stock option incentive plans are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire ten years from the date of grant. Such options are transferable only upon death. Options granted prior to 1992 are exercisable one year after the date of grant and options issued subsequent to 1991 become exercisable in 25% increments over the four-year period following the option grant anniversary date. A "reload option" feature was added on May 14, 1997. In most cases, persons exercising an option after that date have been granted new options in an amount equal to the number of matured shares tendered to exercise the original option award. The reload options are granted for the remaining term of the related original option and have an exercise price equal to the market value of LNC stock at the date of the reload award. Reload options can be exercised two years after the grant date if the value of the new option has appreciated by at least 25%.

In 2000, as a result of changes in the interpretation of the existing accounting rules for stock options, LNC and the Company decided not to continue issuing stock options to agents that do not meet the stringent definition of a common law employee. In the first quarter of 2000, LNC adopted a stock appreciation right ("SAR") program as a replacement to the agent stock option program. The first awards under this program were also made in the first quarter of 2000. The SARs under this program are rights on LNC stock that are cash settled and become exercisable in 25% increments over the four year period following the SAR grant date. SARs are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire five years from the date of grant. Such SARs are transferable only upon death.

LNC recognizes compensation expense for the SAR program based on the fair value method using an option-pricing model. Compensation expense and the related liability are recognized on a straight-line basis over the vesting period of the SARs. The SAR liability is marked-to-market through net income. This accounting treatment causes volatility in income as a result of changes in the market value of LNC stock. LNC hedges this volatility by purchasing call options on LNC stock. Call options hedging the vested SARs are also marked-to-market through net income. The compensation expense and hedge income (expense) do not affect the statutory-basis financial statements of the Company.

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
8. Employee Benefit Plans (continued)


As of December 31, 2001, there were 4,277,588 and 1,277,275 shares of LNC common stock subject to options granted to Company employees and agents, respectively, under the stock option incentive plans of which 2,718,859 and 806,307, respectively, were exercisable on that date. The exercise prices of the outstanding options range from $13.86 to $56.75. During 2001, 2000 and 1999, 3,175,782, 935,986 and 1,044,078 options became exercisable, respectively, 946,843, 190,100 and 318,421 options were exercised, respectively, and 227,141, 383,364 and 82,024 options forfeited, respectively.

As of December 31, 2001, there were 8,475 and 1,111,467 shares of LNC common stock subject to SARs granted to Company employees and agents, respectively, under the SAR pro gram. Of the SARs granted, 102,297 granted to agents, were exercisable as of that date. The exercise prices of the outstanding SARs range from $24.72 to $48.19. During 2001 and 2000, 177,485 and 8,500 SARs became exercisable, respectively, 15,200 and 5,100 SARs were forfeited, respectively and in 2001, 63,388 SARs were exercised. No SARs were exercised in 2000.

Effective July 1, 1999, the Company's agent postretirement plan was changed to require agents retiring on or after that date to pay the full premium costs. This change to the Plan resulted in a one-time curtailment gain of $1.4 million in 1999.
--------------------------------------------------------------------------------
9. Restrictions, Commitments and Contingencies

Marketing and Compliance Matters
Regulators continue to focus on market conduct and compliance issues. Under certain circumstances, companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company's management continues to monitor the Company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future development will not materially affect the financial position of the Company.

Group Pension Annuities
The liabilities for guaranteed interest and group pension annuity contracts, which are no longer being sold by the Company, are supported by a single portfolio of assets that attempts to match the duration of these liabilities. Due to the long-term nature of group pension annuities and the resulting inability to exactly match cash flows, a risk exists that future cash flows from investments will not be reinvested at rates as high as currently earned by the portfolio. Accordingly, these liabilities may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

Leases
The Company leases its home office properties through sale-leaseback agreements. The agreements provide for a 25-year lease period with options to renew for six additional terms of five years each. The agreements also provide the Company with the right of first refusal to purchase the properties during the term of the lease, including renewal periods, at a price as defined in the agreements. The Company also has the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease ending in 2009 or on the last day of any of the renewal periods. Rental expense on these leases was $28.4 million in 2001. The company receives rental income from affiliates for their use of a portion of the home office properties, which partially offsets rental expense. Such rental income amounted to $3.2 million in 2001. Total rental expense on other operating leases in 2001 was $12.0 million. Total rental expense on all operating leases in 2000 and 1999 was $45.6 million and $44.5 million, respectively. At December 31, 2001, future minimum rental commitments are as follows (in millions):

                               2002...... $ 37.9
                               2003......   35.0
                               2004......   34.1
                               2005......   33.1
                               2006......   33.4
                               Thereafter   64.8
                                          ------
                                          $238.3
                                          ======

Information Technology Commitment
In February 1998, the Company signed a seven-year contract with IBM Global Services for information technology services for the Fort Wayne operations. Total costs incurred in 2001, 2000 and 1999 were $62.8 million, $65.1 million and $67.4 million respectively. Future minimum annual costs range from $40.9 million to $56.8 million, however future costs are dependent on usage and could exceed these amounts.

Reinsurance Contingencies
On December 7, 2001, Swiss Re Life & Health America, Inc. ("Swiss Re") acquired LNC's reinsurance operation for $2.0 billion. In addition, LNC retained approximately $500.0 million of statutory capital supporting the reinsurance operation. The transaction structure involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised the LNC's reinsurance operation. Two of the stock companies sold, Lincoln National Health & Casualty Insurance Company and Lincoln National Reassurance Company, were wholly-owned subsidiaries of the Company. As a result, and because a significant amount of the reinsurance business subject to the indemnity reinsurance transactions was written through the Company, the Company

The Lincoln National Life Insurance Company received $1.84 billion of the $2.0 billion proceeds and retained approximately $250.0 million of the statutory capital.

A pre-tax loss of $12.5 million was recognized by the Company on the sale of the subsidiaries. A statutory gain of $1.5 billion was generated under the indemnity reinsurance agreements. This gain was reported as a direct adjustment to unassigned surplus (net of related income taxes) and recognition of the surplus increase as income will be reported on a net-of-tax basis as earnings emerge from the business reinsured, in accordance with the requirements of Statement on Statutory Accounting Principles No. 61, Life, Deposit-Type, and Accident and Health Reinsurance. During 2001, the Company recognized as income $8.0 million of the deferred gain.

LNC and Swiss Re have not agreed upon the final closing financial statements associated with the December 7, 2001 transactions. There are currently disputed matters of approximately $500.0 million, which relate primarily to personal accident business reserves and recoverables. LNC's ongoing indemnification to Swiss Re on the underlying reinsurance business is limited to the personal accident business. Pursuant to the purchase agreement, LNC's exposure is capped at $100.0 million for net future payments under the personal accident programs in excess of $148.0 million, which represents the personal accident liabilities, net of the assets held for reinsurance recoverable at December 31, 2000. Up to $200.0 million of net payments in excess of the net liabilities will be shared on a 50/50 basis between LNC and Swiss Re. LNC has no continuing indemnification risk to Swiss Re on other reinsurance lines of business.

Under the timeframe provided for within the acquisition agreement for dispute resolution, it is probable that the earliest point that these matters will be agreed upon would be the second quarter of 2002. If the parties are unable to reach agreement, and these matters go to arbitration, an ultimate resolution of these matters may take several additional months. Upon reaching agreement as to the final closing financial statements, it is possible that the Company could record adjustments to the realized loss on the sale of subsidiaries, to income, or to the amount of gain reported as a direct adjustment to unassigned surplus. Another aspect of a potential dispute resolution could result in LNC and the Company agreeing to transfer assets to Swiss Re until the adequacy of certain reserves and related recoverables can be determined. In that event, LNC and the Company's future investment income would be reduced to the extent that any such dispute resolution would result in Swiss Re's retention of the related investment income during the timeframe that Swiss Re would hold the invested assets. While uncertainty exists as to how these disputed matters will finally be resolved, at the present time the Company believes the amounts reported within the Company's statutory-basis financial statements as of and for the year ended December 31, 2001 represent the best estimate of the ultimate outcome of Swiss Re's acquisition of the Company's reinsurance business.

Other Insurance Ceded and Assumed
On November 1, 1999, the Company closed its previously announced agreement to transfer a block of disability income business to MetLife. Under this indemnity reinsurance agree- ment, the Company transferred $490.8 million of cash to MetLife representing the statutory reserves transferred on this business less $17.8 million of purchase price consideration. In accordance with statutory accounting rules on indemnity reinsurance, the gain on sale was reported on a net-of-tax basis as a direct adjustment to surplus. At December 31, 2001, the surplus component of the gain ($64.8 million) related to this transaction is included in the total surplus gain component associated with the aquisition of LNC's reinsurance operations by Swiss Re and is being recognized in income at the rate that earnings are expected to emerge on this reinsurance business.

The Company cedes insurance to other companies. The portion of risks exceeding the Company's retention limit is reinsured with other insurers. The Company limits its maximum coverage that it retains on an individual to $10 million. Portions of the Company's deferred annuity business have also been coinsured with other companies to limit its exposure to interest rate risks. At December 31, 2001, the reserves associated with these reinsurance arrangements totaled $1.1 billion. To cover products other than life insurance, the Company acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The accompanying financial statements reflect premiums, benefits and reserves for policy benefits, net of insurance ceded. The Company remains liable if its reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements.

Proceeds from the sale of common stock of American States Financial Corporation ("American States") and proceeds from the January 5, 1998 surplus note, were used to finance an indemnity reinsurance transaction whereby the Company and LNY reinsured 100% of a block of individual life insurance and annuity business from CIGNA. In 1999, the Company and CIGNA reached an agreement through arbitration on the final statutory-basis values of the assets and liabilities reinsured. As a result, the Company's ceding commission for this transaction was reduced by $58.6 million in 1999.

The Company assumes insurance from other companies, including certain affiliates. At December 31, 2001, the Company provided $75.3 million of statutory-basis surplus relief to other insurance companies under reinsurance transactions. The Company retroceded 100% of this accepted surplus relief to its off-shore reinsurance affiliates. Generally, such amounts are offset by corresponding receivables from the ceding company, which are secured by future profits on the reinsured business. However, the Company is subject to the risk that the ceding company may become insolvent and the right of offset would not be permitted.

The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $76.1 million and $16.7 million at December 31, 2001 and 2000, respectively. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2001, the Company's reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company's surplus.

The Lincoln National Life Insurance Company

In 2001 and 2000, the Company did not commute any ceded reinsurance. During 2001, the Company recorded reinsurance credits on existing policies of $656.9 million as a result of new or amended reinsurance agreements.

Neither the Company nor any of its affiliates control any non-affiliated reinsurers with which they do business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2001 there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.

Surplus would be reduced by $402.4 million at December 31, 2001 if all reinsurance agreements were cancelled. In 2001, the Company established provisions for uncollectible reinsurance on personal accident reinsurance programs in the amount of $105.4 million and the Company wrote off ceded reinsurance balances in the amount of $89.0 million, related to personal accident reinsurance programs based on a refined analysis of the underlying information.

Vulnerability from Concentrations
At December 31, 2001, the Company did not have a material concentration of financial instruments in a single investee or industry. The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2001, 30% of such mortgages, or $1.2 billion, involved properties located in Texas and California. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $38.7 million.

At December 31, 2001, the Company did not have a concentration of: 1) business transactions with a particular customer or lender; 2) sources of supply of labor or services used in the business; or 3) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial con- dition. Although the Company does not have any significant concentration of customers, the Company's annuities division has a long-standing distribution relationship with American Funds Distributors that is significant to the Company. In 2001, the American Legacy Variable Annuity sold through American Funds Distributors accounted for approximately 21% of the Company's total gross annuity deposits. The relationship with American Funds Distributors is highly valued by the Company. Both the Company and American Funds Distributors are continuously seeking ways to increase sales and to retain the existing business.

Other Contingency Matters
The Company is involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. Most of these proceedings are routine in the ordinary course of business. The Company maintains professional liability insurance coverage for certain claims in excess of $5.0 million. The degree of applicability of this coverage will depend on the specific facts of each proceeding. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of the Company.

During the fourth quarter of 2000, the Company reached an agreement in principle to settle all class action lawsuits alleging fraud in the sale of non-variable universal life and participating whole life insurance policies. It requires that the Company provide benefits and a claim process to policyholders who purchased non-variable universal life and participating whole life policies between January 1, 1981 and December 31, 1998. The settlement covers approximately 431,000 policies. Owners of approximately 4,300 policies have excluded themselves (opted-out) from the settlement and, with respect to these policies, will not be bound by the settlement. Total charges recorded during 2000 for this settlement were $64.7 million. With the court's approval of the settlement in the second quarter of 2001 and the expiration in the third quarter of 2001 of the time to file an appeal, the case was concluded for all policyholders not previously opting out. During the third quarter of 2001, settlement was reached with some of the owners of policies who opted-out of the original settlement. Overall, the third quarter developments relating to these matters were slightly favorable when compared to the assumptions underlying the estimates made in 2000 when the related charges were taken; however, there is continuing uncertainty as to the ultimate costs of settling the remaining opt-out cases. It is management's opinion that such future developments will not materially affect the consolidated financial position of the Company.

State guaranty funds assess insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

Derivatives
The Company has derivatives with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. The Company has entered into derivative transactions to reduce its exposure to fluctuations in interest rates, the widening of bond yield spreads over comparable maturity U.S. government obligations and foreign exchange risks. In addition, the Company is subject to the risks associated with changes in the value of its derivatives; however, such changes in value generally are offset by changes in the value of the items being hedged by such contracts. The contract or notional amounts of these instruments reflect the extent of involvement in the various types of financial instruments. Outstanding derivatives with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

The Lincoln National Life Insurance Company

                                                              Assets
                                                   -----------------------------
                                   Notional or     Carrying Fair  Carrying Fair
                                Contracts/Amounts   Value   Value  Value   Value
                                ------------------------------------------------
                                   December 31      December 31    December 31
                                ------------------------------------------------
                                  2001      2000     2001   2001    2000   2000
                                ------------------------------------------------
                                                 (in millions)
                                ------------------------------------------------
Interest rate derivatives:
  Interest rate cap agreements.  $1,258.8 $1,558.8   $ .6   $  .6  $ 2.7   $ 0.4
  Swaptions....................   1,752.0  1,752.0     .1      .1    8.2     0.9
  Interest rate swaps..........     335.1    708.2     --    21.0     --    38.1
                                --------- --------   ----   -----  -----   -----
                                  3,345.9  4,019.0     .7    21.7   10.9    39.4
Foreign currency derivatives:
  Foreign currency swaps.......      94.6     37.5    3.8     5.9    2.6     2.5
                                --------- --------   ----   -----  -----   -----
                                $ 3,440.5 $4,056.5   $4.5   $27.6  $13.5   $41.9
                                ========= ========   ====   =====  =====   =====

A reconciliation of the notional or contract amounts for the significant programs using derivative agreements and contracts at December 31 is as follows:

                                   Interest Rate Caps      Swaptions
                                   -------------------------------------
                                     2001      2000      2001     2000
                                   -------------------------------------
                                               (in millions)
                                   -------------------------------------
      Balance at beginning of year $1,558.8  $2,508.8  $1,752.0 $1,837.5
      Terminations and maturities.   (300.0)   (950.0)       --    (85.5)
                                   --------  --------  -------- --------
      Balance at end of year...... $1,258.8  $1,558.8  $1,752.0 $1,752.0
                                   ========  ========  ======== ========

                                                                    Financial
                                Interest Rate Swaps Spread-Locks     Futures
                                ----------------------------------------------
                                  2001       2000   2001  2000    2001  2000
                                ----------------------------------------------
   Balance at beginning of year $ 708.2    $ 630.9  $ -- $    --  $ -- $    --
   New contracts...............      --      652.2    --   100.0    --   267.2
   Terminations and maturities.  (373.1)    (574.9)   --  (100.0)   --  (267.2)
                                -------    -------  ---- -------  ---- -------
   Balance at end of year...... $ 335.1    $ 708.2  $ -- $    --  $ -- $    --
                                =======    =======  ==== =======  ==== =======

The Lincoln National Life Insurance Company

                                                         Foreign
                                         Put Options  Currency Swaps
                                         ----------------------------
                                         2001  2000    2001   2000
                                         ---------------------------
            Balance at beginning of year $ -- $ 21.3  $ 37.5  $44.2
            New contracts...............   --     --    80.9     --
            Terminations and maturities.   --  (21.3)  (23.8)  (6.7)
                                         ---- ------  ------  -----
            Balance at end of year...... $ -- $   --  $ 94.6  $37.5
                                         ==== ======  ======  =====

Interest Rate Cap Agreements
The interest rate cap agreements, which expire in 2002 through 2006, entitle the Company to receive payments from the counterparties on specified future dates, contingent on future interest rates. For each cap, the amount of such payments, if any, is determined by the excess of a market interest rate over a strike rate specified in the cap agreement multiplied by the notional amount. The purpose of the Company's interest rate cap agreement program is to hedge against the negative impact of a significant and sustained rise in interest rates in its fixed annuity line of business. At December 31, 2001, the interest rate caps are recorded at market value ($.6 million) in other investments on the balance sheet. All changes in market value are recorded in net realized gain (loss) on investments in the statement of operations. At December 31, 2000, the premiums paid for the interest rate caps were included in other investments (amortized cost of $2.7 million) and were being amortized over the terms of the agreements.

Swaptions
Swaptions, which expire in 2002 and 2003, entitle the Company to receive settlement payments from the counterparties on specified expiration dates, contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate specified in the swaption agreement multiplied by the notional amount. The purpose of the Company's swaption program is to hedge against the negative impact of a significant and sustained rise in interest rates in its fixed annuity line of business. At December 31, 2001 the swaptions are recorded at market value ($.1 million) in other investments on the Balance Sheet. All changes in market value are recorded in net realized gain (loss) on investments in the Statement of Operations. At December 31, 2000, the premiums paid for the swaptions were included in other investments (amortized cost of $8.2 million) and were being amortized over the terms of the agreements. Amortization was included in net investment income.

Interest Rate Swap Agreements
The Company uses interest rate swap agreements to hedge its exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price, level, performance or value of one or more underlying interest rates. The Company is required to pay the counterparty the stream of variable interest payments based on the coupon payments from the hedged bonds, and in turn, receives a fixed payment from the counterparty at a predetermined interest rate. The net re ceipts/payments from interest rate swaps are recorded in net investment income. The Company also uses interest rate swap agreements to hedge its exposure to interest rate fluctuations related to the forecasted purchase of assets to support newly acquired blocks of business and certain other portfolios of assets. Once the assets are purchased, the gains (losses) resulting from the termination of the swap agreements are applied to the basis of the assets. The gains (losses) are recognized in earnings over the life of the assets. The interest rate swap agreements for forecasted purchase of assets outstanding at December 31, 2000, related to certain asset portfolio purchases completed in 2001. As a result, no interest rate swap positions hedging forecasted purchases were outstanding at December 31, 2001. Interest rate swaps are valued at amortized cost and recorded in other investments on the balance sheet. All such derivatives instruments owned at December 31, 2001 and 2000 were entered into "at-the-market" and therefore have an amortized cost basis of zero.

Spread-Lock Agreements
Spread-lock agreements provide for a lump sum payment to or by the Company, depending on whether the spread between the swap rate and a specified government security is larger or smaller than a contractually specified spread. Cash payments are based on the product of the notional amount, the spread between the swap rate and the yield of an equivalent maturity government security and the price sensitivity of the swap at that time. The purpose of the Company's spread-lock agreements program is to protect against widening of spreads. While spread-lock agreements are used periodically, there are no spread-lock agreements outstanding at December 31, 2001 or 2000.

Financial Futures Contracts
The Company used exchange-traded financial futures contracts to hedge against interest rate risks on a portion of its fixed maturity securities. Financial futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price. They may be settled in cash or through delivery of the financial instrument. Cash settlements on the change in market values of financial futures contracts are made daily. There are no financial futures contracts outstanding at December 31, 2001 or 2000.

Put Options
The Company used put options, combined with various perpetual fixed income securities, and interest rate swaps to replicate fixed income, fixed maturity investments. The risk hedged is a drop in bond prices due to credit concerns with international bond issuers. The put options allowed the Company to put the bonds back to the counterparties at original par. The put options were sold in 2000.

The Lincoln National Life Insurance Company

Foreign Currency Swaps
The Company uses foreign currency swaps, which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a rate of exchange in the future. The carrying value of the Company's foreign currency swaps ($3.8 million) represents fluctuations in the spot exchange rate from the trade date to December 31, 2001 and is included in other investments on the balance sheet.

Additional Derivative Information
Expenses for the agreements and contracts described above amounted to $3.5 million, $7.3 million and $6.2 million in 2001, 2000 and 1999, respectively. Deferred gains of $31.2 million as of December 31, 2001 were primarily the result of terminated interest rate swaps. The deferred gains are included with the related fixed maturity securities to which the hedge applied and are being amortized over the life of the securities to which the respective hedges applied.

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). To limit exposure associated with counterparty nonperformance, the Company enters into master netting agreements with its counterparties.

The Company is required to put up collateral for any futures contracts that are entered into. The amount of collateral that is required is determined by the exchange on which the contract is traded. The Company currently puts up cash and U.S. Treasury Bonds to satisfy this collateral requirement.

The current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques. All of the net credit exposure for the Company from derivative contracts is with investment grade counterparties.
--------------------------------------------------------------------------------
10. Fair Value of Financial Instruments
The following methodologies and assumptions were used to determine the estimated fair values of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

Bonds
Fair values of bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments.

Unaffiliated Common Stock and Preferred Stock
Fair values of unaffiliated common and preferred stock are based on quoted market prices, where available. For stock not actively traded, fair values are based on values of issues of comparable yield and quality.

Mortgage Loans on Real Estate
The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price; or 3) the fair value of the collateral if the loan is collateral dependent.

Policy Loans
The estimated fair values of investments in policy loans are calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations are based on historical experience.

Other Investments and Cash and Short-Term Investments
The carrying values for assets classified as other investments, cash and cash equivalents and short-term investments in the accompanying statutory-basis balance sheets approximate their fair value.

Investment-Type Insurance Contracts
The balance sheet caption "policy and contract liabilities" includes contracts that are considered to be investment-type contracts for GAAP purposes (i.e., universal life, annuity and guaranteed interest contracts). The fair values for the majority of these contracts are based on their approximate surrender values. The fair values for the certain guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

The remainder of the balance sheet caption "policy and contract liabilities" that do not fit the definition of "investment-type insurance contracts" for GAAP are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and fair values have not been determined by the Company. It is the Company's position that the disclosure

The Lincoln National Life Insurance Company of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's capital and surplus determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

Short-Term Debt
The carrying value of short-term debt approximates fair value.

Surplus Notes due to LNC
Fair values for surplus notes are estimated using discounted cash flow analysis based on the Company's current incremental borrowing rate for similar types of borrowing arrangements.

Derivatives
The Company employs several different methods for determining the fair value of its derivative instruments. Fair values for these contracts are based on current settlement values. These values are based on quoted market prices for the financial futures contracts and industry standard models that are commercially available for all other derivatives.

Investment Commitments
Fair values for commitments to make investments in fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates would take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

Separate Accounts
Assets held in separate accounts are reported in the accompanying statutory-basis balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets. Seed money deposited into the separate account by the Company is included as a separate account asset, but not as a separate account liability.

The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                                                 December 31
                                                                        2001                    2000
                                                               ----------------------  -----------------------
                                                                Carrying                Carrying
Assets (Liabilities)                                             Value     Fair Value    Value     Fair Value
--------------------------------------------------------------------------------------------------------------
                                                                                (in millions)
                                                               ----------------------------------------------
Bonds......................................................... $ 23,421.0  $ 23,780.4  $ 21,852.5  $ 21,866.6
Preferred stocks..............................................      223.6       228.5       261.7       239.5
Unaffiliated common stocks....................................      107.6       107.6       161.7       161.7
Mortgage loans on real estate.................................    4,098.7     4,241.0     4,102.0     4,132.8
Policy loans..................................................    1,708.7     1,849.2     1,723.5     1,845.0
Other investments.............................................      466.6       466.6       485.0       485.0
Cash and short-term investments...............................    2,697.5     2,697.5     1,448.4     1,448.4
Investment-type insurance contracts:
  Deposit contracts and certain guaranteed interest contracts.  (17,545.0)  (17,257.7)  (16,126.3)  (15,850.5)
  Remaining guaranteed interest and similar contracts.........     (122.3)     (128.6)     (243.8)     (247.9)
Short-term debt...............................................     (200.0)     (200.0)     (199.5)     (199.5)
Surplus notes due to LNC......................................   (1,250.0)   (1,160.7)   (1,250.0)   (1,074.5)
Derivatives...................................................        4.5        27.6        13.5        41.9
Investment commitments........................................         --        (5.4)         --        (2.2)
Separate account assets.......................................   38,636.5    38,636.5    43,904.6    43,904.6
Separate account liabilities..................................  (38,634.0)  (38,634.0)  (43,904.6)  (43,904.6)

--------------------------------------------------------------------------------
11. Transactions With Affiliates

LLAD has a nearly exclusive general agent's contract with the Company under which it sells the Company's products and provides the service that otherwise would be provided by a home office marketing department and regional offices. For providing these selling and marketing services, the Company paid LLAD override commissions of $52.0 million, $57.5 million and $60.4 million in 2001, 2000 and 1999, respectively. LLAD incurred expenses of $34.9 million, $112.9 million and $113.4 million in 2001, 2000 and 1999, respectively, in excess of the override commissions and operating expense allowances received from the Company, which the Company is not required to reimburse.

Cash and short-term investments at December 31, 2001 and 2000 include the Company's participation in a short-term cash management program with LNC of $297.9 million and $377.7 million, respectively. Related investment income amounted to $13.9 million, $24.0 million and $16.7 million in 2001, 2000 and 1999, respectively. The short-term loan payable to parent company at December 31, 2001 and 2000 represents notes payable to LNC.

The Company provides services to and receives services from affiliated companies, which resulted in a net payment of $78.0

The Lincoln National Life Insurance Company million, $65.7 million and $49.4 million in 2001, 2000 and 1999, respectively, which is included in underwriting, acquisition, insurance and other expenses.

The Company cedes and accepts reinsurance from affiliated companies. Premiums in the accompanying statements of income include premiums on insurance business accepted under reinsurance contracts and exclude premiums ceded to other affiliated companies, as follows:

                                      Year ended December 31
                                       2001    2000    1999
                                      ------ -------- ------
                                          (in millions)
                                      ----------------------
                    Insurance assumed $ 46.4 $   21.2 $ 19.7
                    Insurance ceded..  950.7  2,192.1  777.6

The balance sheets include reinsurance balances with affiliated companies as follows:

                                                      December 31
                                                     2001     2000
                                                   -------- --------
                                                     (in millions)
                                                   -----------------
           Policy and contract liabilities assumed $  331.1 $  584.4
           Policy and contract liabilities ceded..  1,311.5  1,682.8
           Amounts recoverable on paid and
            unpaid losses.........................    229.3    286.9
           Reinsurance payable on paid losses.....     20.4      9.3
           Funds held under reinsurance treaties--
            net liability.........................  1,588.3  3,294.6

Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, the Company holds assets from the reinsurer, including funds held under reinsurance treaties, which totaled $1.0 billion and $814.6 million at December 31, 2001 and 2000, respectively, and is the beneficiary on letters of credit aggregating to $156.6 million and $709.5 million at December 31, 2001 and 2000, respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement. At December 31, 2001 and 2000, LNC guaranteed $156.6 million and $709.5 million, respectively, of these letters of credit. At December 31, 2001 and 2000, the Company has a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $75.3 million and $133.7 million, respectively, for statutory surplus relief received under financial reinsurance ceded agreements.
--------------------------------------------------------------------------------
12. Separate Accounts
Separate account assets held by the Company consist primarily of mutual funds, long-term bonds, common stocks and short-term investments and are carried at fair value. Substantially none of the separate accounts have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder.

Separate account premiums and annuity considerations amounted to $4.4 billion, $5.7 billion and $4.6 billion in 2001, 2000 and 1999, respectively. Reserves for separate accounts with assets at fair value were $37.6 billion and $42.9 billion at December 31, 2001 and 2000, respectively. All reserves are subject to discretionary withdrawal at market value.

A reconciliation of transfers to the Company from the separate accounts is as follows:

                                           Year ended December 31
                                        2001       2000       1999
                                      ---------  ---------  ---------
                                               (in millions)
                                      -------------------------------
         Transfers as reported in the
          Summary of Operations
          of the separate accounts:
           Transfers to separate
            accounts................. $ 4,440.7  $ 5,719.2  $ 4,573.2
           Transfers from separate
            accounts.................  (4,500.8)  (5,830.0)  (4,933.8)
                                      ---------  ---------  ---------
         Net transfers from separate
          accounts as reported in
          the Summary of
          Operations in
          underwriting acquisition
          and other expenses......... $   (60.1) $  (110.8) $  (360.6)
                                      =========  =========  =========

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
13. Sales, Transfers and Servicing of Financial Assets


As part of the Company's asset management program, securities are sold and reacquired within 30 days of the sale date to enhance the Company's yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2001 and reacquired within 30 days of the sale date are:

                                        Book
                                      Value of    Cost of
                         Number of   Securities Securities   Gain
                        Transactions    Sold    Repurchased (Loss)
                        ------------ ---------- ----------- ------
                                      (in millions)
                        -----------------------------------------
              Bonds:
                NAIC 3.     83.0       $155.8     $151.9    $ (.1)
                NAIC 4.    249.0        355.9      370.3     (3.7)
                NAIC 5.       --           --       27.3     (0.2)
                NR.....     21.0         41.8      549.4     (4.0)

--------------------------------------------------------------------------------
14. Reconciliation to Statutory Annual Statement

In connection with the indemnity reinsurance agreements, the Company and Swiss Re also entered into an administrative services agreement whereby Swiss Re provides administrative services, including accounting services to the Company. In connection with the December 31, 2001 statutory financial statements, Swiss Re provided the Company with certain year-end financial information regarding the business that had been reinsured by Swiss Re. Although the Company disagreed with several adjustments made by Swiss Re, the Company was not provided with sufficient information to reverse the effects of these adjustments from the Annual Statement financial statements and related exhibits and schedules. The Company did, however, record an adjustment to reverse the net effect of the disputed items in the Annual Statement filed with the Insurance Department by recognizing miscellaneous revenue and a miscellaneous asset. Because the asset was not specifically identified as an asset within the NAIC APPM, the Company non-admitted the asset in the December 31, 2001 Annual Statement. Subsequent to the Annual Statement filing, the Company obtained additional information regarding the adjustments Swiss Re had made to the statutory financial information provided to the Company. The Company reversed those adjustments prior to completion of the accompanying statutory-basis financial statements. The adjustments that were reversed were principally associated with reinsurance recoverables for paid and unpaid losses.

The following is a reconciliation of amounts previously reported to state regulatory authorities in the 2001 Annual Statement, and as reported in the accompanying statutory-basis financial statements:

                                                                                                     (in millions)
Capital and surplus as reported in the Company's Annual Statement...................................    $3,096.0
Increase in surplus resulting from reversal of Swiss Re entries.....................................       420.0
                                                                                                       ---------
Capital and surplus as reported in the accompanying audited statutory-basis balance sheet...........   $3,516.0
                                                                                                       =========
Statutory net income as reported in the Company's Annual Statement..................................   $    67.7
Increase in net income resulting from reversal of Swiss Re entries..................................       111.3
                                                                                                       ---------
Statutory net income as reported in the accompanying audited statutory-basis statement of operations   $   179.0
                                                                                                       =========

Report of Independent Auditors

Board of Directors
The Lincoln National Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Lincoln National Life Insurance Company (the "Company"), a wholly-owned subsidiary of Lincoln National Corporation, as of December 31, 2001 and 2000, and the related statutory-basis statements of operations, changes in capital and surplus and cash flow for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of The Lincoln National Life Insurance Company at December 31, 2001 and 2000, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2001.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Lincoln National Life Insurance Company at December 31, 2001 and 2000, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2001, in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance.

As discussed in Note 2 to the financial statements, in 2001 the Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Indiana Department of Insurance.

/s/ Ernst & Young LLP
February 1, 2002

                                    PART II
                        FEES AND CHARGES REPRESENTATION

    Lincoln Life represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

                          UNDERTAKING TO FILE REPORTS

    Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                                INDEMNIFICATION

        (a) Brief description of indemnification provisions.

           In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

           In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

           Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

        (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT


    This Post-Effective Amendment No. 1 to the Registration Statement comprises the following papers and documents:



       The facing sheet;
       A cross-reference sheet (reconciliation and tie);
       The Prospectus consisting of 117 pages;
       Fees and Charges Representation
       The undertaking to file reports;
       Indemnification
       Contents of Representation Statement
       List of Exhibits
       The signatures;
       Power of Attorney;
       Exhibits

1.        The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:
     (1)  Resolution of the Board of Directors of The Lincoln National Life Insurance Company and related documents authorizing establishment of the Account.(2)
     (2)  Not applicable.
     (3)  (a)       Selling Agreement between The Lincoln National Life Insurance Company and Lincoln Financial
                    Advisors Corp.
          (b)       Commission Schedule for Variable Life Policies.
     (4)  Not applicable.
     (5)  (a)       Policy Contract.(3)
          (b)       Convalescent Care Benefits Rider.(3)
          (c)       Extension of Convalescent Care Benefits Rider.(3)
          (d)       Extension of Convalescent Care Benefits Rider with Automatic Increasing Benefits.(3)
          (e)       Guarantee Enhancement Rider.(3)
          (f)       Generic Application Forms: Long Form Application; Short Form Application; Supplemental
                    Application; and Variable Life Insurance Supplemental Application.(3)
     (6)  (a)       Articles of Incorporation of The Lincoln National Life Insurance Company.(1)
          (b)       Bylaws of The Lincoln National Life Insurance Company.(1)
     (7)  Not applicable.
     (8)  Fund Participation Agreements.
          Forms of Agreements (and Amendments thereto) between The Lincoln National Life Insurance Company and;
          (a)       AIM Variable Insurance Funds.
          (b)       Alliance Variable Products Series Fund, Inc.
          (c)       American Variable Insurance Series.
          (d)       Delaware VIP Trust.
          (e)       BT Insurance Funds Trust.
          (f)       Fidelity Variable Insurance Products Fund.
          (g)       Fidelity Variable Insurance Products Fund II.
          (h)       Franklin Templeton Variable Insurance Products Trust.
          (i)       Janus Aspen Series.
          (j)       Lincoln National Funds [Seven Separate Agreements]
          (k)       MFS-Registered Trademark- Variable Insurance Trust.
          (l)       Neuberger & Berman Advisers Management Trust.
          (m)       Putnam Variable Trust.
     (9)  Services Agreement and amendments thereto between The Lincoln National Life Insurance Co. and Delaware
          Service Company, Inc.(4)
    (10)  See Exhibit 1(5).
2.        See Exhibit 1(5).
3.        Opinion and Consent of Robert A. Picarello, Esq.
4.        Not applicable.
5.        Not applicable.
6.        Opinion and consent of Douglas R. Burkle, ASA
7.        Consent of Ernst & Young LLP, Independent Auditors.
8.        Not applicable.


------------------------

* To be filed by amendment.
(1) Incorporated by reference to Registration Statement on Form N-4 (File No. 33-27783) filed on December 5, 1996.
(2) Incorporated by reference to Registrant's Registration Statement on Form S-6 (File No. 333-42479) filed on December 17, 1997.

(3) Incorporated by reference to Registrant's Registration Statement on Form S-6 (File No. 333-63940) filed on June 27, 2001.


(4) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-43373) filed on April 4, 2002.

                                   SIGNATURES



    Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life Flexible Premium Variable Life Account M (File No. 333-63940), has caused this Post-Effective Amendment No. 1 to the Registration Statement on Form S-6 to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut on the 23(rd) day of April, 2002. Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.



                                          LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE
                                          LIFE ACCOUNT M
                                          (REGISTRANT)



                                          By          /s/ GARY W. PARKER


                                            ------------------------------------


                                                       Gary W. Parker
                                                   SENIOR VICE PRESIDENT
                                            THE LINCOLN NATIONAL LIFE INSURANCE
                                                         COMPANY



                                          THE LINCOLN NATIONAL LIFE INSURANCE
                                          COMPANY
                                          (DEPOSITOR)



                                          By          /s/ GARY W. PARKER


                                            ------------------------------------


                                                       Gary W. Parker
                                                   SENIOR VICE PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to this Registration Statement on Form S-6 (File No. 333-63940) has been signed below on April 23, 2002 by the following persons, as officers and directors of the Depositor, in the capacities indicated:



                    SIGNATURE                                 TITLE
                    ---------                                 -----
                /s/ JON A. BOSCIA*                  President and Director
   -------------------------------------------      (Principal Executive
                  Jon A. Boscia                     Officer)

                /s/ JOHN H. GOTTA*                  Executive Vice President,
   -------------------------------------------      Chief Executive Officer
                  John H. Gotta                     of
                                                    Life Insurance, Assistant
                                                    Secretary, and Director

              /s/ LORRY J. STENSRUD*                Chief Executive Officer
   -------------------------------------------      of Annuities,
                Lorry J. Stensrud                   Executive Vice President
                                                    and Director

                /s/ JANET CHRZAN*                   Senior Vice President,
   -------------------------------------------      Chief Financial Officer
                   Janet Chrzan                     and Director (Principal
                                                    Financial Officer and
                                                    Principal Accounting
                                                    Officer)

                /s/ SEE YENG QUEK                   Chief Investment Officer
   -------------------------------------------      and Director
                  See Yeng Quek

             /s/ C. E. HALDEMAN, JR.*               Director
   -------------------------------------------
             Charles E. Haldeman, Jr.

             /s/ RICHARD C. VAUGHAN*                Director
   -------------------------------------------
                Richard C. Vaughan

            /s/ BARBARA S. KOWALCZYK*               Director
   -------------------------------------------
               Barbara S. Kowalczyk




* By     /s/ GARY W. PARKER

--------------------------------------------------

     Gary W. Parker, pursuant to a Power of Attorney filed with this Post-Effective Amendment No. 1 to the Registration Statement

                               POWER OF ATTORNEY



    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.



    WITNESS our hands and common seal on this 28th day of January, 2000.



                  SIGNATURE                              TITLE
                  ---------                              -----

             /s/ JON A. BOSCIA*                President and Director
   --------------------------------------
                Jon A. Boscia

           /s/ RICHARD C. VAUGHAN*             Director
   --------------------------------------
             Richard C. Vaughan




                               POWER OF ATTORNEY



    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.



    WITNESS our hands and common seal on this 9th day of August, 2000.



          /s/ C. E. HALDEMAN, JR.*             Director
   --------------------------------------
             C. E. Haldeman, Jr.

                               POWER OF ATTORNEY



    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.



    WITNESS our hands and common seal on this 11th day of August, 2000.



           /s/ LORRY J. STENSRUD*              Chief Executive Officer
   --------------------------------------      of Annuities,
              Lorry J. Stensrud                Executive Vice President
                                               and Director
STATE OF INDIANA
                                               SS:
COUNTY OF ALLEN

                                               Subscribed and sworn to
                                               before me this
                                               11th day of August, 2000.

                                               /s/ Sharlene K. Geer
                                               -------------------------
                                               Notary Public

                                               Commission
                                               Expires: 2-29-08

              /s/ JANET CHRZAN*                Senior Vice President,
   --------------------------------------      Chief Financial Officer
                Janet Chrzan                   and Director
STATE OF INDIANA
                                               SS:
COUNTY OF ALLEN

                                               Subscribed and sworn to
                                               before me this
                                               11th day of August, 2000.

                                               /s/ Janet L. Lindenberg
                                               -------------------------
                                               Notary Public

                                               Commission
                                               Expires: 7-10-2001

                               POWER OF ATTORNEY



    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.



    WITNESS our hands and common seal on this 3rd day of August, 2001.



               /s/ SEE YENG QUEK*
     --------------------------------------       Chief Investment Officer and Director
                 See Yeng Quek



                               POWER OF ATTORNEY



    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.



    WITNESS our hands and common seal on this 4th day of January, 2002.



           /s/ BARBARA S. KOWALCZYK*
     --------------------------------------       Director
              Barbara S. Kowalczyk



                               POWER OF ATTORNEY



    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.



    WITNESS our hands and common seal on this 18th day of January, 2002.



               /s/ JOHN H. GOTTA*                 Executive Vice President, Chief Executive Officer
     --------------------------------------        of Life Insurance, Assistant Secretary, and
                 John H. Gotta                     Director